UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-5344
William Blair Funds
(Exact name of registrant as specified in charter)

150 North Riverside Plaza, Chicago, IL 60606
(Address of Principal Executive Offices) (Zip Code)
Registrant's telephone number, including area code:
312-236-1600
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026
Item 1.    Report to Stockholders.
(a) The registrant's semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:
William Blair Growth Fund
Class I / BGFIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about William Blair Growth Fund Class I (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Growth Fund Class I	$ 48	0.92%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 7.51% (net of fees) for the 6 months ended June 30, 2026. The Fund outperformed its benchmark, the Russell 3000
®
Growth Index, which returned 5.88% and underperformed the S&P 500
®
Index, a broad measure of market performance, which returned 10.21%.
The Fund outperformed the Russell 3000
®
Growth Index in the year-to-date period driven by stock-specific dynamics. Information Technology ("IT") including Advanced Micro Devices, Inc., PDF Solutions, Inc., CrowdStrike Holdings, Inc., and our underweight to Microsoft Corporation aided relative performance. Additionally, Twist Bioscience Corporation (Health Care) was additive to performance. Our typical bias toward small- and mid-cap stocks provided a tailwind, as smaller companies outperformed their large-cap counterparts. Our top detractors included Intuit Inc. (IT), ServiceNow, Inc. (IT), The Carlyle Group Inc. (Financials), Mastercard Inc. (Financials) and Vital Farms, Inc. (Consumer Staples). Not owning Lam Research Corporation and KLA Corporation, both in IT, also impeded relative performance.
TOP PERFORMANCE CONTRIBUTORS
Advanced Micro Devices, Inc.
designs and markets central processing unit ("CPU")

chipsets,
gra
phics processing unit ("GPU")

chipsets and custom chip designs for large original equipment manufacturers. Shares rose after the company reported strong Data Center growth, driven by robust demand for both server CPUs and artificial intelligence (“AI”) accelerators. The company’s total addressable market continues to expand as the rise of agentic AI workloads fuels greater CPU and GPU consumption. With expanding hyperscaler partnerships and a second-half ramp of next-generation AI accelerators reinforcing the growth narrative, we continue to believe the company is well-positioned for durable growth in an attractive industry.

PDF Solutions, Inc.
provides advanced data software and engineering services to optimize performance and yield across the semiconductor lifecycle. Driven by robust demand for its Exensio platform, the company recently delivered better-than-expected earnings results. As AI adoption accelerates across the industry, PDFS is well-positioned to integrate disparate data sources, enabling customers to build proprietary AI capabilities or leverage the company's turnkey solutions.
TOP PERFORMANCE DETRACTORS
Intuit Inc.
is a leading provider of financial and tax preparation software, powering dominant consumer and small business platforms like QuickBooks and TurboTax. Shares underperformed following an underwhelming earnings report, compounded by broader pressure on software stocks over AI-driven terminal value concerns. The primary headwind was unit and pricing softness within the DIY tax segment (TurboTax) among highly price-sensitive filers. We reduced our position during the period.
ServiceNow, Inc.
is a leading provider of cloud-based workflow automation and business management solutions, offering a highly scalable platform for automating enterprise-wide operations. Shares fell as persistent investor fears over AI agents eroding the traditional seat-based software model overshadowed strong low-20% subscription revenue growth and the rapid scaling of its Now Assist AI suite. We sold our position during the period.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2026 (or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Growth Fund Class I	7.51%	14.59%	8.88%	15.31%
S&P 500 ® Index	10.21%	22.32%	13.41%	15.51%
Russell 3000 ® Growth Index	5.88%	18.24%	13.17%	18.13%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 226,534
Number of portfolio holdings	61
Net advisory fees paid (in $000s)	$ 796
Portfolio turnover rate (six months)	42%
Graphical Representation of Holdin
gs
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
NVIDIA Corporation	13.2%
Alphabet Inc.	10.8%
Applied Materials, Inc.	4.7%
Broadcom Inc.	4.6%
Microsoft Corporation	4.6%
Apple Inc.	4.5%
Meta Platforms, Inc.	3.8%
Advanced Micro Devices, Inc.	3.7%
Micron Technology, Inc.	2.4%
Cadence Design Systems, Inc.	2.3%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Growth Fund
Class N / WBGSX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about William Blair Growth Fund Class N (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Growth Fund Class N	$ 62	1.20%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 7.31% (net of fees) for the 6 months ended June 30, 2026. The Fund outperformed its benchmark, the Russell 3000
®
Growth Index, which returned 5.88% and underperformed the S&P 500
®
Index, a broad measure of market performance, which returned 10.21%.
The Fund outperformed the Russell 3000
®
Growth Index in the year-to-date period driven by stock-specific dynamics. Information Technology ("IT") including Advanced Micro Devices, Inc., PDF Solutions, Inc., CrowdStrike Holdings, Inc., and our underweight to Microsoft Corporation aided relative performance. Additionally, Twist Bioscience Corporation (Health Care) was additive to performance. Our typical bias toward small- and mid-cap stocks provided a tailwind, as smaller companies outperformed their large-cap counterparts. Our top detractors included Intuit Inc. (IT), ServiceNow, Inc. (IT), The Carlyle Group Inc. (Financials), Mastercard Inc. (Financials) and Vital Farms, Inc. (Consumer Staples). Not owning Lam Research Corporation and KLA Corporation, both in IT, also impeded relative performance.
TOP PERFORMANCE CONTRIBUTORS
Advanced Micro Devices, Inc.
designs and markets central processing unit ("CPU")

chipsets, graphics processing unit ("GPU")

chipsets and custom chip designs for large original equipment manufacturers. Shares rose after the company reported strong Data Center growth, driven by robust demand for both server CPUs and artificial intelligence (“AI”) accelerators. The company’s total addressable market continues to expand as the rise of agentic AI workloads fuels greater CPU and GPU consumption. With expanding hyperscaler partnerships and a second-half ramp of next-generation AI accelerators reinforcing the growth narrative, we continue to believe the company is well-positioned for durable growth in an attractive industry.

PDF Solutions, Inc.
provides advanced data software and engineering services to optimize performance and yield across the semiconductor lifecycle. Driven by robust demand for its Exensio platform, the company recently delivered better-than-expected earnings results. As AI adoption accelerates across the industry, PDFS is well-positioned to integrate disparate data sources, enabling customers to build proprietary AI capabilities or leverage the company's turnkey solutions.
TOP PERFORMANCE DETRACTORS
Intuit Inc.
is a leading provider of financial and tax preparation software, powering dominant consumer and small business platforms like QuickBooks and TurboTax. Shares underperformed following an underwhelming earnings report, compounded by broader pressure on software stocks over AI-driven terminal value concerns. The primary headwind was unit and pricing softness within the DIY tax segment (TurboTax) among highly price-sensitive filers. We reduced our position during the period.
ServiceNow, Inc.
is a leading provider of cloud-based workflow automation and business management solutions, offering a highly scalable platform for automating enterprise-wide operations. Shares fell as persistent investor fears over AI agents eroding the traditional seat-based software model overshadowed strong low-20% subscription revenue growth and the rapid scaling of its Now Assist AI suite. We sold our position during the period.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2026 (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $10,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Growth Fund Class N	7.31%	14.22%	8.55%	14.97%
S&P 500 ® Index	10.21%	22.32%	13.41%	15.51%
Russell 3000 ® Growth Index	5.88%	18.24%	13.17%	18.13%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statisti
c
s
Fund net assets (in $000s)	$ 226,534
Number of portfolio holdings	61
Net advisory fees paid (in $000s)	$ 796
Portfolio turnover rate (six months)	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
NVIDIA Corporation	13.2%
Alphabet Inc.	10.8%
Applied Materials, Inc.	4.7%
Broadcom Inc.	4.6%
Microsoft Corporation	4.6%
Apple Inc.	4.5%
Meta Platforms, Inc.	3.8%
Advanced Micro Devices, Inc.	3.7%
Micron Technology, Inc.	2.4%
Cadence Design Systems, Inc.	2.3%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will
deliver
a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-
800
-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request
.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Growth Fund
Class R6 / BGFRX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about William Blair Growth Fund Class R6 (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Growth Fund Class R6	$ 46	0.89%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 7.44% (net of fees) for the 6 months ended June 30, 2026. The Fund outperformed its benchmark, the Russell 3000
®
Growth Index, which returned 5.88% and underperformed the S&P 500
®
Index, a broad measure of market performance, which returned 10.21%.
The Fund outperformed the Russell 3000
®
Growth Index in the year-to-date period driven by stock-specific dynamics. Information Technology ("IT") including Advanced Micro Devices, Inc., PDF Solutions, Inc., CrowdStrike Holdings, Inc., and our underweight to Microsoft Corporation aided relative performance. Additionally, Twist Bioscience Corporation (Health Care) was additive to performance. Our typical bias toward small- and mid-cap stocks provided a tailwind, as smaller companies outperformed their large-cap counterparts. Our top detractors included Intuit Inc. (IT), ServiceNow, Inc. (IT), The Carlyle Group Inc. (Financials), Mastercard Inc. (Financials) and Vital Farms, Inc. (Consumer Staples). Not owning Lam Research Corporation and KLA Corporation, both in IT, also impeded relative performance.
TOP PERFORMANCE CONTRIBUTORS
Advanced Micro Devices, Inc.
designs and markets central processing unit ("CPU")

chipsets, graphics processing unit ("GPU")

chipsets and custom chip designs for large original equipment manufacturers. Shares rose after the company reported strong Data Center growth, driven by robust demand for both server CPUs and artificial intelligence (“AI”) accelerators. The company’s total addressable market continues to expand as the rise of agentic AI workloads fuels greater CPU and GPU consumption. With expanding hyperscaler partnerships and a second-half ramp of next-generation AI accelerators reinforcing the growth narrative, we continue to believe the company is well-positioned for durable growth in an attractive industry.

PDF Solutions, Inc.
provides advanced data software and engineering services to optimize performance and yield across the semiconductor lifecycle. Driven by robust demand for its Exensio platform, the company recently delivered better-than-expected earnings results. As AI adoption accelerates across the industry, PDFS is well-positioned to integrate disparate data sources, enabling customers to build proprietary AI capabilities or leverage the company's turnkey solutions.
TOP PERFORMANCE DETRACTORS
Intuit Inc.
is a leading provider of financial and tax preparation software, powering dominant consumer and small business platforms like QuickBooks and TurboTax. Shares underperformed following an underwhelming earnings report, compounded by broader pressure on software stocks over AI-driven terminal value concerns. The primary headwind was unit and pricing softness within the DIY tax segment (TurboTax) among highly price-sensitive filers. We reduced our position during the period.
ServiceNow, Inc.
is a leading provider of cloud-based workflow automation and business management solutions, offering a highly scalable platform for automating enterprise-wide operations. Shares fell as persistent investor fears over AI agents eroding the traditional seat-based software model overshadowed strong low-20% subscription revenue growth and the rapid scaling of its Now Assist AI suite. We sold our position during the period.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2026 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	6 Months	1 Year	5 Years	Since Inception
Growth Fund Class R6	7.44%	14.63%	8.92%	14.42%
S&P 500 ® Index	10.21%	22.32%	13.41%	15.84%
Russell 3000 ® Growth Index	5.88%	18.24%	13.17%	17.95%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 226,534
Number of portfolio holdings	61
Net advisory fees paid (in $000s)	$ 796
Portfolio turnover rate (six months)	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
NVIDIA Corporation	13.2%
Alphabet Inc.	10.8%
Applied Materials, Inc.	4.7%
Broadcom Inc.	4.6%
Microsoft Corporation	4.6%
Apple Inc.	4.5%
Meta Platforms, Inc.	3.8%
Advanced Micro Devices, Inc.	3.7%
Micron Technology, Inc.	2.4%
Cadence Design Systems, Inc.	2.3%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided
they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your
request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Large Cap Growth Fund
Class I / LCGFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about William Blair Large Cap Growth Fund Class I (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Large Cap Growth Fund Class I	$ 33	0.65%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 0.66% (net of fees) for the 6 months ended June 30, 2026. The Fund underperformed its benchmark, the Russell 1000
®
Growth Index (the "Index"), which returned 5.33% and underperformed the Russell 1000
®
Index, a broad measure of market performance, which returned 10.33%.
The Fund underperformed the Russell 1000
®
Growth Index in the year-to-date period, driven by stock-specific dynamics. Stock selection in Information Technology (“IT”), particularly within Software, was a notable detractor, led by Intuit Inc., ServiceNow, Inc. and Microsoft Corporation. Industrials was another area of relative weakness.

Other top detractors included The Carlyle Group Inc. (Financials) and IDEXX Laboratories, Inc. (Health Care). Not owning Lam Research Corporation and KLA Corporation, both in IT, also impeded relative performance.

The top contributors to performance included Advanced Micro Devices, Inc.

(IT), Seagate Technology Holdings plc (IT), CrowdStrike Holdings, Inc. (IT), UnitedHealth Group Incorporated (Health Care), and Monster Beverage Corporation (Consumer Staples). Not owning Palantir Technologies Inc. (IT) and Tesla, Inc. (Consumer Discretionary) aided relative performance.
TOP PERFORMANCE CONTRIBUTORS
Advanced Micro Devices, Inc.
designs and markets central processing unit (“CPU”) chipsets, graphics processing unit (“GPU”) chipsets and custom chip designs for large original equipment manufacturers. Shares rose after the company reported strong data center growth, driven by robust demand for both server CPUs and AI accelerators. The company’s total addressable market continues to expand as the rise of agentic artificial intelligence (“AI”) workloads fuels greater CPU and GPU consumption. With expanding hyperscaler partnerships and a second-half ramp of next-generation AI accelerators reinforcing the growth narrative, we continue to believe the company is well-positioned for durable growth in an attractive industry.
Seagate Technology Holdings plc
is a leading manufacturer of hard disk drives, holding a dominant market share in a three-player global oligopoly. During the period, the company delivered accelerating revenue growth and record margins, driven by sustained data center demand and the continued ramp of its next-generation, high-capacity HAMR-based Mozaic drives. This growth is further supported by durable secular tailwinds, including longer data retention requirements and stricter data sovereignty rules. Backed by improving visibility into multi-year cloud contracts extending into 2027 and meaningful progress on debt reduction, we added to our position as the company remains highly well-positioned for durable, long-term growth.
TOP PERFORMANCE DETRACTORS
Intuit Inc.
is a leading provider of financial and tax preparation software, powering dominant consumer and small business platforms like QuickBooks and TurboTax. Shares underperformed following an underwhelming earnings report, compounded by broader pressure on software stocks over AI-driven terminal value concerns. The primary headwind was unit and pricing softness within the DIY tax segment (TurboTax) among highly price-sensitive filers. We reduced our position during the period.
ServiceNow, Inc.
(“ServiceNow”) is a leading provider of cloud-based workflow automation and business management solutions, offering a highly scalable platform for automating enterprise-wide operations. Shares fell as persistent investor fears over AI agents eroding the traditional seat-based software model overshadowed strong low-20% subscription revenue growth and the rapid scaling of its Now Assist AI suite. We believe ServiceNow’s long-term growth prospects remain well supported by its strong industry position, deep customer relationships, and ongoing expansion of its product offerings. However, we continue to closely monitor competitive threats from AI. We reduced our position during the period.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2026 (or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Large Cap Growth Fund Class I	0.66%	6.22%	8.60%	16.37%
Russell 1000 ® Index	10.33%	22.02%	12.66%	15.30%
Russell 1000 ® Growth Index	5.33%	17.71%	13.71%	18.58%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,844,801
Number of portfolio holdings	41
Net advisory fees paid (in $000s)	$ 5,314
Portfolio turnover rate (six months)	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
NVIDIA Corporation	14.4%
Alphabet Inc.	9.1%
Apple Inc.	7.8%
Microsoft Corporation	6.5%
Broadcom Inc.	6.5%
Meta Platforms, Inc.	4.3%
Amazon.com, Inc.	4.1%
Mastercard Incorporated	3.9%
Advanced Micro Devices, Inc.	3.3%
Applied Materials, Inc.	3.1%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise
, we will continue to send recipients
only
one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings
, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Large Cap Growth Fund
Class N / LCGNX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about William Blair Large Cap Growth Fund Class N (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Large Cap Growth Fund Class N	$ 45	0.90%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 0.54% (net of fees) for the 6 months ended June 30, 2026. The Fund underperformed its benchmark, the Russell 1000
®
Growth Index (the "Index"), which returned 5.33% and underperformed the Russell 1000
®
Index, a broad measure of market performance, which returned 10.33%.
The Fund underperformed the Russell 1000
®
Growth Index in the year-to-date period, driven by stock-specific dynamics. Stock selection in Information Technology (“IT”), particularly within Software, was a notable detractor, led by Intuit Inc., ServiceNow, Inc. and Microsoft Corporation. Industrials was another area of relative weakness.

Other top detractors included The Carlyle Group Inc. (Financials) and IDEXX Laboratories, Inc. (Health Care). Not owning Lam Research Corporation and KLA Corporation, both in IT, also impeded relative performance.

The top contributors to performance included Advanced Micro Devices, Inc.

(IT), Seagate Technology Holdings plc (IT), CrowdStrike Holdings, Inc. (IT), UnitedHealth Group Incorporated (Health Care), and Monster Beverage Corporation (Consumer Staples). Not owning Palantir Technologies Inc. (IT) and Tesla, Inc. (Consumer Discretionary) aided relative performance.
TOP PERFORMANCE CONTRIBUTORS
Advanced Micro Devices, Inc.
designs and markets central processing unit (“CPU”) chipsets, graphics processing unit (“GPU”) chipsets and custom chip designs for large original equipment manufacturers. Shares rose after the company reported strong data center growth, driven by robust demand for both server CPUs and AI accelerators. The company’s total addressable market continues to expand as the rise of agentic artificial intelligence (“AI”) workloads fuels greater CPU and GPU consumption. With expanding hyperscaler partnerships and a second-half ramp of next-generation AI accelerators reinforcing the growth narrative, we continue to believe the company is well-positioned for durable growth in an attractive industry.
Seagate Technology Holdings plc
is a leading manufacturer of hard disk drives, holding a dominant market share in a three-player global oligopoly. During the period, the company delivered accelerating revenue growth and record margins, driven by sustained data center demand and the continued ramp of its next-generation, high-capacity HAMR-based Mozaic drives. This growth is further supported by durable secular tailwinds, including longer data retention requirements and stricter data sovereignty rules. Backed by improving visibility into multi-year cloud contracts extending into 2027 and meaningful progress on debt reduction, we added to our position as the company remains highly well-positioned for durable, long-term growth.
TOP PERFORMANCE DETRACTORS
Intuit Inc.
is a leading provider of financial and tax preparation software, powering dominant consumer and small business platforms like QuickBooks and TurboTax. Shares underperformed following an underwhelming earnings report, compounded by broader pressure on software stocks over AI-driven terminal value concerns. The primary headwind was unit and pricing softness within the DIY tax segment (TurboTax) among highly price-sensitive filers. We reduced our position during the period.
ServiceNow, Inc.
(“ServiceNow”) is a leading provider of cloud-based workflow automation and business management solutions, offering a highly scalable platform for automating enterprise-wide operations. Shares fell as persistent investor fears over AI agents eroding the traditional seat-based software model overshadowed strong low-20% subscription revenue growth and the rapid scaling of its Now Assist AI suite. We believe ServiceNow’s long-term growth prospects remain well supported by its strong industry position, deep customer relationships, and ongoing expansion of its product offerings. However, we continue to closely monitor competitive threats from AI. We reduced our position during the period.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2026 (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $10,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Large Cap Growth Fund Class N	0.54%	5.95%	8.32%	16.07%
Russell 1000 ® Index	10.33%	22.02%	12.66%	15.30%
Russell 1000 ® Growth Index	5.33%	17.71%	13.71%	18.58%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,844,801
Number of portfolio holdings	41
Net advisory fees paid (in $000s)	$ 5,314
Portfolio turnover rate (six months)	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
NVIDIA Corporation	14.4%
Alphabet Inc.	9.1%
Apple Inc.	7.8%
Microsoft Corporation	6.5%
Broadcom Inc.	6.5%
Meta Platforms, Inc.	4.3%
Amazon.com, Inc.	4.1%
Mastercard Incorporated	3.9%
Advanced Micro Devices, Inc.	3.3%
Applied Materials, Inc.	3.1%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients
only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings
, please call 1-800-742-7272
and
we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Large Cap Growth Fund
Class R6 / LCGJX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about William Blair Large Cap Growth Fund Class R6 (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Large Cap Growth Fund Class R6	$ 30	0.60%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 0.70% (net of fees) for the 6 months ended June 30, 2026. The Fund underperformed its benchmark, the Russell 1000
®
Growth Index (the "Index"), which returned 5.33% and underperformed the Russell 1000
®
Index, a broad measure of market performance, which returned 10.33%.
The Fund underperformed the Russell 1000
®
Growth Index in the year-to-date period, driven by stock-specific dynamics. Stock selection in Information Technology (“IT”), particularly within Software, was a notable detractor, led by Intuit Inc., ServiceNow, Inc. and Microsoft Corporation. Industrials was another area of relative weakness.

Other top detractors included The Carlyle Group Inc. (Financials) and IDEXX Laboratories, Inc. (Health Care). Not owning Lam Research Corporation and KLA Corporation, both in IT, also impeded relative performance.

The top contributors to performance included Advanced Micro Devices, Inc.

(IT), Seagate Technology Holdings plc (IT), CrowdStrike Holdings, Inc. (IT), UnitedHealth Group Incorporated (Health Care), and Monster Beverage Corporation (Consumer Staples). Not owning Palantir Technologies Inc. (IT) and Tesla, Inc. (Consumer Discretionary) aided relative performance.
TOP PERFORMANCE CONTRIBUTORS
Advanced Micro Devices, Inc.
designs and markets central processing unit (“CPU”) chipsets, graphics processing unit (“GPU”) chipsets and custom chip designs for large original equipment manufacturers. Shares rose after the company reported strong data center growth, driven by robust demand for both server CPUs and AI accelerators. The company’s total addressable market continues to expand as the rise of agentic artificial intelligence (“AI”) workloads fuels greater CPU and GPU consumption. With expanding hyperscaler partnerships and a second-half ramp of next-generation AI accelerators reinforcing the growth narrative, we continue to believe the company is well-positioned for durable growth in an attractive industry.
Seagate Technology Holdings plc
is a leading manufacturer of hard disk drives, holding a dominant market share in a three-player global oligopoly. During the period, the company delivered accelerating revenue growth and record margins, driven by sustained data center demand and the continued ramp of its next-generation, high-capacity HAMR-based Mozaic drives. This growth is further supported by durable secular tailwinds, including longer data retention requirements and stricter data sovereignty rules. Backed by improving visibility into multi-year cloud contracts extending into 2027 and meaningful progress on debt reduction, we added to our position as the company remains highly well-positioned for durable, long-term growth.
TOP PERFORMANCE DETRACTORS
Intuit Inc.
is a leading provider of financial and tax preparation software, powering dominant consumer and small business platforms like QuickBooks and TurboTax. Shares underperformed following an underwhelming earnings report, compounded by broader pressure on software stocks over AI-driven terminal value concerns. The primary headwind was unit and pricing softness within the DIY tax segment (TurboTax) among highly price-sensitive filers. We reduced our position during the period.
ServiceNow, Inc.
(“ServiceNow”) is a leading provider of cloud-based workflow automation and business management solutions, offering a highly scalable platform for automating enterprise-wide operations. Shares fell as persistent investor fears over AI agents eroding the traditional seat-based software model overshadowed strong low-20% subscription revenue growth and the rapid scaling of its Now Assist AI suite. We believe ServiceNow’s long-term growth prospects remain well supported by its strong industry position, deep customer relationships, and ongoing expansion of its product offerings. However, we continue to closely monitor competitive threats from AI. We reduced our position during the period.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2026 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	6 Months	1 Year	5 Years	Since Inception
Large Cap Growth Fund Class R6	0.70%	6.29%	8.65%	14.88%
Russell 1000 ® Index	10.33%	22.02%	12.66%	15.54%
Russell 1000 ® Growth Index	5.33%	17.71%	13.71%	18.47%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,844,801
Number of portfolio holdings	41
Net advisory fees paid (in $000s)	$ 5,314
Portfolio turnover rate (six months)	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
NVIDIA Corporation	14.4%
Alphabet Inc.	9.1%
Apple Inc.	7.8%
Microsoft Corporation	6.5%
Broadcom Inc.	6.5%
Meta Platforms, Inc.	4.3%
Amazon.com, Inc.	4.1%
Mastercard Incorporated	3.9%
Advanced Micro Devices, Inc.	3.3%
Applied Materials, Inc.	3.1%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy
of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings
, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material
at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Mid Cap Value Fund
Class I / WVMIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about William Blair Mid Cap Value Fund Class I (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Mid Cap Value Fund Class I	$ 40	0.75%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 15.01% (net of fees) for the 6 months ended June 30, 2026. The Fund underperformed its benchmark, the Russell Midcap
®
Value Index, which returned 17.58% and outperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 10.88%.
The Fund’s underperformance versus its benchmark was driven by poor stock selection in the Financials and Heath Care sectors. Conversely, the Fund was positively impacted by an underweight position and relative outperformance by the Fund’s holdings in the Consumer Discretionary sector. The Fund was also positively impacted by the relative outperformance of the Fund’s holdings in the Real Estate sector as well as an underweight position in the Communication Services sector.
TOP PERFORMANCE CONTRIBUTORS
STMicroelectronics NV
(“STMicroelectronics”) is a global semiconductor company, which engages in the business of designing, developing, manufacturing, and marketing products used in a wide variety of applications for automotive, industrial, personal electronics and communications equipment. STMicroelectronics has benefited from continued data center growth and high demand for silicon photonics and optical computing.
Flex Ltd.
(“Flex”) operates as an electronics manufacturing services company, which designs and develops original design manufacturing products for various end markets. Flex has benefited from continuous data center buildout, which has the opportunity for further margin expansion.

Hewlett Packard Enterprise Co.
(“Hewlett Packard”) is a global-edge-to-cloud company, which engages in the provision of information technology (“IT”), technology and enterprise products, solutions and services. Hewlett Packard has benefited from strong demand and constrained supply as their products address the enterprise network, which artificial intelligence (“AI”) relies on.
TOP PERFORMANCE DETRACTORS
Cognizant Technology Solutions Corp.
(“Cognizant”) engages in providing IT, consulting, and business process outsourcing services. Cognizant has struggled to combat the AI displacement narrative relating to less billable hours as well as the cost-advantage of outsourcing projects.
KKR & Co Inc.
(“KKR”) operates as an investment firm, offering alternative asset management as well as capital markets and insurance solutions. Despite strong fundamentals and earnings, KKR has suffered from broad weakness in capital markets due to concerns surrounding the quality of private credit underwriting.
The Carlyle Group Inc.
(“Carlyle”) is a global investment firm, which operates primarily in private equity and credit. Carlyle, in comparison to other alternative asset management peers, has suffered from slower management fee growth as well as from lower returns in their flagship private equity vehicles. Additionally, private credit concerns have also created an overhang on Carlyle’s valuation.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2026 (or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	6 Months	1 Year	Since Inception
Mid Cap Value Fund Class I	15.01%	21.06%	8.80%
Russell 3000 ® Index	10.88%	22.82%	15.25%
Russell Midcap ® Value Index	17.58%	26.62%	10.96%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,546
Number of portfolio holdings	56
Net advisory fees paid (in $000s)	$ 0
Portfolio turnover rate (six months)	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Flex Ltd.	4.2%
STMicroelectronics N.V.	4.1%
Hewlett Packard Enterprise Company	3.3%
The Timken Company	2.9%
Element Solutions Inc	2.6%
Toll Brothers, Inc.	2.4%
Entergy Corporation	2.4%
Globus Medical, Inc.	2.2%
Jabil Inc.	2.2%
State Street Corporation	2.1%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one
copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we
will begin sending you separate copies of these materials within 30 days after receiving your
request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Mid Cap Value Fund
Class R6 / WVMRX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about William Blair Mid Cap Value Fund Class R6 (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Mid Cap Value Fund Class R6	$ 38	0.70%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 15.01% (net of fees) for the 6 months ended June 30, 2026. The Fund underperformed its benchmark, the Russell Midcap
®
Value Index, which returned 17.58% and outperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 10.88%.
The Fund’s underperformance versus its benchmark was driven by poor stock selection in the Financials and Heath Care sectors. Conversely, the Fund was positively impacted by an underweight position and relative outperformance by the Fund’s holdings in the Consumer Discretionary sector. The Fund was also positively impacted by the relative outperformance of the Fund’s holdings in the Real Estate sector as well as an underweight position in the Communication Services sector.
TOP PERFORMANCE CONTRIBUTORS
STMicroelectronics NV
(“STMicroelectronics”) is a global semiconductor company, which engages in the business of designing, developing, manufacturing, and marketing products used in a wide variety of applications for automotive, industrial, personal electronics and communications equipment. STMicroelectronics has benefited from continued data center growth and high demand for silicon photonics and optical computing.
Flex Ltd.
(“Flex”) operates as an electronics manufacturing services company, which designs and develops original design manufacturing products for various end markets. Flex has benefited from continuous data center buildout, which has the opportunity for further margin expansion.

Hewlett Packard Enterprise Co.
(“Hewlett Packard”) is a global-edge-to-cloud company, which engages in the provision of information technology (“IT”), technology and enterprise products, solutions and services. Hewlett Packard has benefited from strong demand and constrained supply as their products address the enterprise network, which artificial intelligence (“AI”) relies on.
TOP PERFORMANCE DETRACTORS
Cognizant Technology Solutions Corp.
(“Cognizant”) engages in providing IT, consulting, and business process outsourcing services. Cognizant has struggled to combat the AI displacement narrative relating to less billable hours as well as the cost-advantage of outsourcing projects.
KKR & Co Inc.
(“KKR”) operates as an investment firm, offering alternative asset management as well as capital markets and insurance solutions. Despite strong fundamentals and earnings, KKR has suffered from broad weakness in capital markets due to concerns surrounding the quality of private credit underwriting.
The Carlyle Group Inc.
(“Carlyle”) is a global investment firm, which operates primarily in private equity and credit. Carlyle, in comparison to other alternative asset management peers, has suffered from slower management fee growth as well as from lower returns in their flagship private equity vehicles. Additionally, private credit concerns have also created an overhang on Carlyle’s valuation.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2026 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	6 Months	1 Year	Since Inception
Mid Cap Value Fund Class R6	15.01%	21.13%	8.85%
Russell 3000 ® Index	10.88%	22.82%	15.25%
Russell Midcap ® Value Index	17.58%	26.62%	10.96%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,546
Number of portfolio holdings	56
Net advisory fees paid (in $000s)	$ 0
Portfolio turnover rate (six months)	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Flex Ltd.	4.2%
STMicroelectronics N.V.	4.1%
Hewlett Packard Enterprise Company	3.3%
The Timken Company	2.9%
Element Solutions Inc	2.6%
Toll Brothers, Inc.	2.4%
Entergy Corporation	2.4%
Globus Medical, Inc.	2.2%
Jabil Inc.	2.2%
State Street Corporation	2.1%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will
deliver
a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate
copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Small-Mid Cap
Core Fund
Class I / WBCIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about William Blair Small-Mid Cap Core Fund Class I (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small-Mid Cap Core Fund Class I	$ 51	0.95%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 15.58% (net of fees) for the 6 months ended June 30, 2026. The Fund underperformed its benchmark, the Russell 2500
™
Index, which returned 22.71% and outperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 10.88%.
The Fund underperformed the Russell 2500
TM
Index in the year-to-date period.

Performance was driven by style headwinds and stock specific dynamics.

From a style perspective, stocks with higher beta and higher fundamental volatility significantly outperformed, creating a headwind to relative performance.

From a stock specific perspective, stock selection within Information Technology (“IT”), including our position in Agilysys, Inc. and not owning Sandisk Corporation, detracted from relative performance. Selection in Industrials, including our position in TransUnion, also detracted. Additional detractors for the period included Doximity, Inc. (Health Care), The Carlyle Group Inc. (Financials) and Revolve Group, Inc. (Consumer Discretionary). The top contributors for the period were Twist Bioscience Corporation (Health Care), Ciena Corporation (IT), Vishay Intertechnology, Inc. (IT), Garrett Motion Inc. (Industrials) and Onto Innovation Inc. (IT).
TOP PERFORMANCE CONTRIBUTORS
Twist Bioscience Corporation
develops and manufactures synthetic DNA. The company reported broad-based commercial momentum and continued execution across business segments.
Ciena Corporation
designs and delivers high-performance networking equipment, software and services. The company reported strong demand for AI-related optical networking infrastructure, which supported revenue growth.
TOP PERFORMANCE DETRACTORS
Doximity, Inc.
is the leading digital network for medical professionals in the United States. Shares were pressured by weaker-than-expected forward guidance. We liquidated our position as the risk/reward was no longer attractive.
TransUnion
, an information services and analytics provider of credit, marketing, identity, and fraud prevention solutions, lagged due to concern that AI could disrupt traditional credit-data services.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2026 (or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	6 Months	1 Year	5 Years	Since Inception
Small-Mid Cap Core Fund Class I	15.58%	20.77%	5.67%	10.89%
Russell 3000 ® Index	10.88%	22.82%	12.31%	15.92%
Russell 2500 ™ Index	22.71%	36.72%	8.30%	12.91%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 268,887
Number of portfolio holdings	91
Net advisory fees paid (in $000s)	$ 750
Portfolio turnover rate (six months)	54%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
BorgWarner Inc.	2.0%
F5, Inc.	1.8%
Everest Group, Ltd.	1.7%
Everpure, Inc.	1.7%
Diebold Nixdorf, Incorporated	1.7%
Carpenter Technology Corporation	1.7%
Knight-Swift Transportation Holdings Inc.	1.7%
IDACORP, Inc.	1.7%
Akamai Technologies, Inc.	1.6%
Landbridge Company LLC	1.6%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise
, we will continue to
send
recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual
mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Small-Mid Cap
Core Fund
Class R6 / WBCRX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about William Blair Small-Mid Cap Core Fund Class R6 (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small-Mid Cap Core Fund Class R6	$ 49	0.90%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 15.56% (net of fees) for the 6 months ended June 30, 2026. The Fund underperformed its benchmark, the Russell 2500
™
Index, which returned 22.71% and outperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 10.88%.
The Fund underperformed the Russell 2500
TM
Index in the year-to-date period.

Performance was driven by style headwinds and stock specific dynamics.

From a style perspective, stocks with higher beta and higher fundamental volatility significantly outperformed, creating a headwind to relative performance.

From a stock specific perspective, stock selection within Information Technology (“IT”), including our position in Agilysys, Inc. and not owning Sandisk Corporation, detracted from relative performance. Selection in Industrials, including our position in TransUnion, also detracted. Additional detractors for the period included Doximity, Inc. (Health Care), The Carlyle Group Inc. (Financials) and Revolve Group, Inc. (Consumer Discretionary). The top contributors for the period were Twist Bioscience Corporation (Health Care), Ciena Corporation (IT), Vishay Intertechnology, Inc. (IT), Garrett Motion Inc. (Industrials) and Onto Innovation Inc. (IT).
TOP PERFORMANCE CONTRIBUTORS
Twist Bioscience Corporation
develops and manufactures synthetic DNA. The company reported broad-based commercial momentum and continued execution across business segments.
Ciena Corporation
designs and delivers high-performance networking equipment, software and services. The company reported strong demand for AI-related optical networking infrastructure, which supported revenue growth.
TOP PERFORMANCE DETRACTORS
Doximity, Inc.
is the leading digital network for medical professionals in the United States. Shares were pressured by weaker-than-expected forward guidance. We liquidated our position as the risk/reward was no longer attractive.
TransUnion
, an information services and analytics provider of credit, marketing, identity, and fraud prevention solutions, lagged due to concern that AI could disrupt traditional credit-data services.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2026 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	6 Months	1 Year	5 Years	Since Inception
Small-Mid Cap Core Fund Class R6	15.56%	20.80%	5.71%	10.93%
Russell 3000 ® Index	10.88%	22.82%	12.31%	15.92%
Russell 2500 ™ Index	22.71%	36.72%	8.30%	12.91%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 268,887
Number of portfolio holdings	91
Net advisory fees paid (in $000s)	$ 750
Portfolio turnover rate (six months)	54%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
BorgWarner Inc.	2.0%
F5, Inc.	1.8%
Everest Group, Ltd.	1.7%
Everpure, Inc.	1.7%
Diebold Nixdorf, Incorporated	1.7%
Carpenter Technology Corporation	1.7%
Knight-Swift Transportation Holdings Inc.	1.7%
IDACORP, Inc.	1.7%
Akamai Technologies, Inc.	1.6%
Landbridge Company LLC	1.6%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue
to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual
mailings,
please
call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Small-Mid Cap
Growth Fund
Class I / WSMDX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about William Blair Small-Mid Cap Growth Fund Class I (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small-Mid Cap Growth Fund Class I	$ 53	0.99%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 15.46% (net of fees) for the 6 months ended June 30, 2026. The Fund underperformed its benchmark, the Russell 2500
™
Growth Index, which returned 19.66% and outperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 10.88%.
The Fund underperformed the Russell 2500TM Growth Index in the year-to-date period.  Performance was driven primarily by style headwinds.  After outperforming in the first quarter due to strong stock selection, stocks with higher beta and higher fundamental volatility significantly outperformed during the second quarter, creating a headwind to relative performance.  From a stock-specific perspective, selection in industrials detracted from performance, driven largely by names the portfolio did not own. Our top individual detractors included Doximity, Inc. (Health Care), The Carlyle Group Inc. (Financials), Planet Fitness, Inc. (Consumer Discretionary), Bentley Systems, Incorporated (Information Technology (“IT”)) and AppFolio, Inc. (IT). Stock selection in IT, including our positions in Onto Innovation Inc., Ciena Corporation, Teradyne, Inc. and Coherent Corp., was a positive contributor, as was our position in Twist Bioscience Corporation (Health Care)
.
TOP PERFORMANCE CONTRIBUTORS
Twist Bioscience Corporation
develops and manufactures synthetic DNA. The company reported broad-based commercial momentum and continued execution across business segments.
Ciena Corporation
designs and delivers high-performance networking equipment, software and services. The company reported strong demand for AI-related optical networking infrastructure, which supported revenue growth.
TOP PERFORMANCE DETRACTORS
Doximity, Inc.
is the leading digital network for medical professionals in the United States. Shares were pressured by weaker-than-expected forward guidance. We liquidated our position as the risk/reward was no longer attractive.
The Carlyle Group Inc.
, an alternative asset manager with a mix of assets across various private market segments, lagged on a combination of market concerns associated with the risk of redemption requests for alternative asset managers broadly and a mixed quarterly earnings report.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2026 (or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Small-Mid Cap Growth Fund Class I	15.46%	24.10%	3.40%	11.42%
Russell 3000 ® Index	10.88%	22.82%	12.31%	15.06%
Russell 2500 ™ Growth Index	19.66%	32.94%	4.98%	12.56%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,308,416
Number of portfolio holdings	80
Net advisory fees paid (in $000s)	$ 5,030
Portfolio turnover rate (six months)	45%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Everpure, Inc.	2.6%
F5, Inc.	2.5%
Onto Innovation Inc.	2.3%
Sterling Infrastructure, Inc.	2.2%
Primo Brands Corporation	2.2%
Lattice Semiconductor Corporation	2.1%
nVent Electric PLC	2.0%
Carpenter Technology Corporation	2.0%
Guardant Health, Inc.	2.0%
Talen Energy Corporation	1.9%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies
, financial reports and other communication to shareholders with the same residential address, provided they
have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your
request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Small-Mid Cap
Growth Fund
Class N / WSMNX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about William Blair Small-Mid Cap Growth Fund Class N (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small-Mid Cap Growth Fund Class N	$ 67	1.24%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 15.35% (net of fees) for the 6 months ended June 30, 2026. The Fund underperformed its benchmark, the Russell 2500
™
Growth Index, which returned 19.66% and outperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 10.88%.
The Fund underperformed the Russell 2500TM Growth Index in the year-to-date period.  Performance was driven primarily by style headwinds.  After outperforming in the first quarter due to strong stock selection, stocks with higher beta and higher fundamental volatility significantly outperformed during the second quarter, creating a headwind to relative performance.  From a stock-specific perspective, selection in industrials detracted from performance, driven largely by names the portfolio did not own. Our top individual detractors included Doximity, Inc. (Health Care), The Carlyle Group Inc. (Financials), Planet Fitness, Inc. (Consumer Discretionary), Bentley Systems, Incorporated (Information Technology (“IT”)) and AppFolio, Inc. (IT). Stock selection in IT, including our positions in Onto Innovation Inc., Ciena Corporation, Teradyne, Inc. and Coherent Corp., was a positive contributor, as was our position in Twist Bioscience Corporation (Health Care)
.
TOP PERFORMANCE CONTRIBUTORS
Twist Bioscience Corporation
develops and manufactures synthetic DNA. The company reported broad-based commercial momentum and continued execution across business segments.
Ciena Corporation
designs and delivers high-performance networking equipment, software and services. The company reported strong demand for AI-related optical networking infrastructure, which supported revenue growth.
TOP PERFORMANCE DETRACTORS
Doximity, Inc.
is the leading digital network for medical professionals in the United States. Shares were pressured by weaker-than-expected forward guidance. We liquidated our position as the risk/reward was no longer attractive.
The Carlyle Group Inc.
, an alternative asset manager with a mix of assets across various private market segments, lagged on a combination of market concerns associated with the risk of redemption requests for alternative asset managers broadly and a mixed quarterly earnings report.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2026 (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $10,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Small-Mid Cap Growth Fund Class N	15.35%	23.85%	3.14%	11.14%
Russell 3000 ® Index	10.88%	22.82%	12.31%	15.06%
Russell 2500 ™ Growth Index	19.66%	32.94%	4.98%	12.56%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,308,416
Number of portfolio holdings	80
Net advisory fees paid (in $000s)	$ 5,030
Portfolio turnover rate (six months)	45%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Everpure, Inc.	2.6%
F5, Inc.	2.5%
Onto Innovation Inc.	2.3%
Sterling Infrastructure, Inc.	2.2%
Primo Brands Corporation	2.2%
Lattice Semiconductor Corporation	2.1%
nVent Electric PLC	2.0%
Carpenter Technology Corporation	2.0%
Guardant Health, Inc.	2.0%
Talen Energy Corporation	1.9%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address
, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings
, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Small-Mid Cap
Growth Fund
Class R6 / WSMRX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about William Blair Small-Mid Cap Growth Fund Class R6 (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small-Mid Cap Growth Fund Class R6	$ 51	0.94%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 15.49% (net of fees) for the 6 months ended June 30, 2026. The Fund underperformed its benchmark, the Russell 2500
™
Growth Index, which returned 19.66% and outperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 10.88%.
The Fund underperformed the Russell 2500TM Growth Index in the year-to-date period.  Performance was driven primarily by style headwinds.  After outperforming in the first quarter due to strong stock selection, stocks with higher beta and higher fundamental volatility significantly outperformed during the second quarter, creating a headwind to relative performance.  From a stock-specific perspective, selection in industrials detracted from performance, driven largely by names the portfolio did not own. Our top individual detractors included Doximity, Inc. (Health Care), The Carlyle Group Inc. (Financials), Planet Fitness, Inc. (Consumer Discretionary), Bentley Systems, Incorporated (Information Technology (“IT”)) and AppFolio, Inc. (IT). Stock selection in IT, including our positions in Onto Innovation Inc., Ciena Corporation, Teradyne, Inc. and Coherent Corp., was a positive contributor, as was our position in Twist Bioscience Corporation (Health Care)
.
TOP PERFORMANCE CONTRIBUTORS
Twist Bioscience Corporation
develops and manufactures synthetic DNA. The company reported broad-based commercial momentum and continued execution across business segments.
Ciena Corporation
designs and delivers high-performance networking equipment, software and services. The company reported strong demand for AI-related optical networking infrastructure, which supported revenue growth.
TOP PERFORMANCE DETRACTORS
Doximity, Inc.
is the leading digital network for medical professionals in the United States. Shares were pressured by weaker-than-expected forward guidance. We liquidated our position as the risk/reward was no longer attractive.
The Carlyle Group Inc.
, an alternative asset manager with a mix of assets across various private market segments, lagged on a combination of market concerns associated with the risk of redemption requests for alternative asset managers broadly and a mixed quarterly earnings report.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2026 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	6 Months	1 Year	5 Years	Since Inception
Small-Mid Cap Growth Fund Class R6	15.49%	24.18%	3.45%	8.85%
Russell 3000 ® Index	10.88%	22.82%	12.31%	15.26%
Russell 2500 ™ Growth Index	19.66%	32.94%	4.98%	11.07%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,308,416
Number of portfolio holdings	80
Net advisory fees paid (in $000s)	$ 5,030
Portfolio turnover rate (six months)	45%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Everpure, Inc.	2.6%
F5, Inc.	2.5%
Onto Innovation Inc.	2.3%
Sterling Infrastructure, Inc.	2.2%
Primo Brands Corporation	2.2%
Lattice Semiconductor Corporation	2.1%
nVent Electric PLC	2.0%
Carpenter Technology Corporation	2.0%
Guardant Health, Inc.	2.0%
Talen Energy Corporation	1.9%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual
mailings, please call 1-800-742-
7272
and we will begin sending you separate copies of these materials within 30 days after receiving your
request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Small-Mid Cap
Value Fund
Class I / ISMVX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about William Blair Small-Mid Cap Value Fund Class I (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small-Mid Cap Value Fund Class I	$ 47	0.85%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 23.41% (net of fees) for the 6 months ended June 30, 2026. The Fund underperformed its benchmark, the Russell 2500
®
Value Index, which returned 24.16% and outperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 10.88%.
The Fund’s underperformance versus its benchmark was largely driven by negative sector allocation concentrated in just 2 of the 11 Global Industry Classification Standard economic sectors during the period. Specifically, the Fund suffered from its underweight position in the Information Technology (“IT”) sector. Conversely, the Fund was positively impacted by an underweight position and relative outperformance by the Portfolio’s holdings in the Consumer Discretionary, Real Estate, and Materials sectors.
TOP PERFORMANCE CONTRIBUTORS
Vishay Intertechnology Inc.
(“Vishay”) engages in the manufacture and distribution of discrete semiconductors and passive electronic components. Vishay has benefited from the early innings of the artificial intelligence (“AI”) demand cycle, which has allowed them to capture significant pricing, margin, and market share.
Flex Ltd.
(“Flex”) operates as an electronics manufacturing services company, which designs and develops original design manufacturing products for various end markets. Flex has benefited from continuous data center buildout, which has the opportunity for further margin expansion.

Tower Semiconductor Ltd.
(“Tower Semiconductor”) is an independent foundry providing semiconductor integrated circuits manufacturing and related design services. Tower Semiconductor has benefitted from the growing success in their Silicon Photonics business, which has been used in data centers to fuel AI.

TOP PERFORMANCE DETRACTORS
The Carlyle Group Inc.
(“Carlyle”) is a global investment firm, which operates primarily in private equity and credit. Carlyle, in comparison to other alternative asset management peers, has suffered from slower management fee growth as well as from lower returns in their flagship private equity vehicles. Additionally, private credit concerns have also created an overhang on Carlyle’s valuation.
Maximus Inc.
(“Maximus”) engages in the operation of government health and human services programs, and the provision of technology solutions to government. Despite more insulation due to government exposure, Maximus, like others, has suffered from the AI displacement narrative.
TriNet Group Inc.
(“TriNet”) engages in the provision of comprehensive human resources solutions for small and medium-sized businesses. TriNet has suffered from the slowdown in small-medium sized business hiring.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2026 (or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	6 Months	1 Year	Since Inception
Small-Mid Cap Value Fund Class I	23.41%	32.50%	13.21%
Russell 3000 ® Index	10.88%	22.82%	22.07%
Russell 2500 ® Value Index	24.16%	38.54%	20.73%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 4,333
Number of portfolio holdings	85
Net advisory fees paid (in $000s)	$ 0
Portfolio turnover rate (six months)	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Modine Manufacturing Company	2.4%
Flex Ltd.	2.3%
Eastern Bankshares, Inc.	1.7%
The Timken Company	1.7%
Tower Semiconductor Ltd.	1.7%
Element Solutions Inc	1.6%
Columbia Banking System, Inc.	1.6%
Diodes Incorporated	1.6%
Kirby Corporation	1.5%
SouthState Bank Corporation	1.5%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients
only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings
,
please
call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Small-Mid Cap
Value Fund
Class R6 / RSMVX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about William Blair Small-Mid Cap Value Fund Class R6 (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small-Mid Cap Value Fund Class R6	$ 45	0.80%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 23.43% (net of fees) for the 6 months ended June 30, 2026. The Fund underperformed its benchmark, the Russell 2500
®
Value Index, which returned 24.16% and outperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 10.88%.
The Fund’s underperformance versus its benchmark was largely driven by negative sector allocation concentrated in just 2 of the 11 Global Industry Classification Standard economic sectors during the period. Specifically, the Fund suffered from its underweight position in the Information Technology (“IT”) sector. Conversely, the Fund was positively impacted by an underweight position and relative outperformance by the Portfolio’s holdings in the Consumer Discretionary, Real Estate, and Materials sectors.
TOP PERFORMANCE CONTRIBUTORS
Vishay Intertechnology Inc.
(“Vishay”) engages in the manufacture and distribution of discrete semiconductors and passive electronic components. Vishay has benefited from the early innings of the artificial intelligence (“AI”) demand cycle, which has allowed them to capture significant pricing, margin, and market share.
Flex Ltd.
(“Flex”) operates as an electronics manufacturing services company, which designs and develops original design manufacturing products for various end markets. Flex has benefited from continuous data center buildout, which has the opportunity for further margin expansion.

Tower Semiconductor Ltd.
(“Tower Semiconductor”) is an independent foundry providing semiconductor integrated circuits manufacturing and related design services. Tower Semiconductor has benefitted from the growing success in their Silicon Photonics business, which has been used in data centers to fuel AI.

TOP PERFORMANCE DETRACTORS
The Carlyle Group Inc.
(“Carlyle”) is a global investment firm, which operates primarily in private equity and credit. Carlyle, in comparison to other alternative asset management peers, has suffered from slower management fee growth as well as from lower returns in their flagship private equity vehicles. Additionally, private credit concerns have also created an overhang on Carlyle’s valuation.
Maximus Inc.
(“Maximus”) engages in the operation of government health and human services programs, and the provision of technology solutions to government. Despite more insulation due to government exposure, Maximus, like others, has suffered from the AI displacement narrative.
TriNet Group Inc.
(“TriNet”) engages in the provision of comprehensive human resources solutions for small and medium-sized businesses. TriNet has suffered from the slowdown in small-medium sized business hiring.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2026 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	6 Months	1 Year	Since Inception
Small-Mid Cap Value Fund Class R6	23.43%	32.47%	13.24%
Russell 3000 ® Index	10.88%	22.82%	22.07%
Russell 2500 ® Value Index	24.16%	38.54%	20.73%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 4,333
Number of portfolio holdings	85
Net advisory fees paid (in $000s)	$ 0
Portfolio turnover rate (six months)	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Modine Manufacturing Company	2.4%
Flex Ltd.	2.3%
Eastern Bankshares, Inc.	1.7%
The Timken Company	1.7%
Tower Semiconductor Ltd.	1.7%
Element Solutions Inc	1.6%
Columbia Banking System, Inc.	1.6%
Diodes Incorporated	1.6%
Kirby Corporation	1.5%
SouthState Bank Corporation	1.5%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably
believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings
, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional
information
, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Small Cap Growth Fund
Class I / WBSIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about William Blair Small Cap Growth Fund Class I (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small Cap Growth Fund Class I	$ 55	0.99%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 22.27% (net of fees) for the 6 months ended June 30, 2026. The Fund outperformed its benchmark, the Russell 2000
®
Growth Index, which returned 22.18% and outperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 10.88%.
The Fund kept pace with the Russell 2000
®
Growth Index in the year-to-date period as strong stock selection was largely offset by style headwinds. After outperforming in the first quarter due to strong stock selection, stocks with higher momentum, higher beta and higher fundamental volatility significantly outperformed during the second quarter, creating a headwind to relative performance. From a stock-specific perspective, selection in Industrials and Information Technology (“IT”) contributed positively to relative returns. Our top individual contributors included Twist Bioscience Corporation (Health Care), Penguin Solutions, Inc. (IT), Aehr Test Systems, Inc. (IT), Cognex Corporation (IT) and Lumentum Holdings Inc. (IT). Our top individual detractors included our positions in Doximity, Inc.

(Health Care), Planet Fitness, Inc. (Consumer Discretionary), Inspire Medical Systems, Inc. (Health Care), AppFolio, Inc. (IT) and Q2 Holdings, Inc. (IT), as well as not owning Credo Technology Group Holding Ltd. (IT).
TOP PERFORMANCE CONTRIBUTORS
Twist Bioscience Corporation
develops and manufactures synthetic DNA. The company reported broad-based commercial momentum and continued execution across business segments.
Penguin Solutions, Inc.
designs, builds and provides high-performance computing hardware and managed services solutions to enterprises. The company reported strength in Integrated Memory and benefited from favorable pricing dynamics across the memory market.
TOP PERFORMANCE DETRACTORS
Doximity, Inc.
is the leading digital network for medical professionals in the United States. Shares were pressured by weaker-than-expected forward guidance. We liquidated our position as the risk/reward was no longer attractive.
Planet Fitness, Inc.
engages in the operation and franchising of its namesake fitness centers throughout the U.S. Concerns regarding weakening trends in membership growth weighed on shares. We liquidated our position as the risk/reward was no longer attractive.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2026 (or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Small Cap Growth Fund Class I	22.27%	32.95%	6.61%	14.21%
Russell 3000 ® Index	10.88%	22.82%	12.31%	15.06%
Russell 2000 ® Growth Index	22.18%	38.74%	5.57%	11.97%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,222,139
Number of portfolio holdings	88
Net advisory fees paid (in $000s)	$ 4,499
Portfolio turnover rate (six months)	52%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Diebold Nixdorf, Incorporated	2.3%
Krystal Biotech, Inc.	1.9%
Veracyte, Inc.	1.9%
Cognex Corporation	1.9%
Alignment Healthcare, Inc.	1.9%
Flowserve Corporation	1.7%
Establishment Labs Holdings Inc.	1.7%
Regal Rexnord Corporation	1.7%
Vericel Corporation	1.7%
Primo Brands Corporation	1.7%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual
mailings, please call 1-800-742-7272 and we
will
begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Small Cap Growth Fund
Class N / WBSNX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about William Blair Small Cap Growth Fund Class N (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last
six
months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small Cap Growth Fund Class N	$ 69	1.24%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 22.16% (net of fees) for the 6 months ended June 30, 2026. The Fund underperformed its benchmark, the Russell 2000
®
Growth Index, which returned 22.18% and outperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 10.88%.
The Fund kept pace with the Russell 2000
®
Growth Index in the year-to-date period as strong stock selection was largely offset by style headwinds. After outperforming in the first quarter due to strong stock selection, stocks with higher momentum, higher beta and higher fundamental volatility significantly outperformed during the second quarter, creating a headwind to relative performance. From a stock-specific perspective, selection in Industrials and Information Technology (“IT”) contributed positively to relative returns. Our top individual contributors included Twist Bioscience Corporation (Health Care), Penguin Solutions, Inc. (IT), Aehr Test Systems, Inc. (IT), Cognex Corporation (IT) and Lumentum Holdings Inc. (IT). Our top individual detractors included our positions in Doximity, Inc.

(Health Care), Planet Fitness, Inc. (Consumer Discretionary), Inspire Medical Systems, Inc. (Health Care), AppFolio, Inc. (IT) and Q2 Holdings, Inc. (IT), as well as not owning Credo Technology Group Holding Ltd. (IT).
TOP PERFORMANCE CONTRIBUTORS
Twist Bioscience Corporation
develops and manufactures synthetic DNA. The company reported broad-based commercial momentum and continued execution across business segments.
Penguin Solutions, Inc.
designs, builds and provides high-performance computing hardware and managed services solutions to enterprises. The company reported strength in Integrated Memory and benefited from favorable pricing dynamics across the memory market.
TOP PERFORMANCE DETRACTORS
Doximity, Inc.
is the leading digital network for medical professionals in the United States. Shares were pressured by weaker-than-expected forward guidance. We liquidated our position as the risk/reward was no longer attractive.
Planet Fitness, Inc.
engages in the operation and franchising of its namesake fitness centers throughout the U.S. Concerns regarding weakening trends in membership growth weighed on shares. We liquidated our position as the risk/reward was no longer attractive.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2026 (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $10,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Small Cap Growth Fund Class N	22.16%	32.65%	6.36%	13.93%
Russell 3000 ® Index	10.88%	22.82%	12.31%	15.06%
Russell 2000 ® Growth Index	22.18%	38.74%	5.57%	11.97%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,222,139
Number of portfolio holdings	88
Net advisory fees paid (in $000s)	$ 4,499
Portfolio turnover rate (six months)	52%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Diebold Nixdorf, Incorporated	2.3%
Krystal Biotech, Inc.	1.9%
Veracyte, Inc.	1.9%
Cognex Corporation	1.9%
Alignment Healthcare, Inc.	1.9%
Flowserve Corporation	1.7%
Establishment Labs Holdings Inc.	1.7%
Regal Rexnord Corporation	1.7%
Vericel Corporation	1.7%
Primo Brands Corporation	1.7%
Sector Allocation

Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Small Cap Growth Fund
Class R6 / WBSRX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about William Blair Small Cap Growth Fund Class R6 (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small Cap Growth Fund Class R6	$ 52	0.94%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 22.30% (net of fees) for the 6 months ended June 30, 2026. The Fund outperformed its benchmark, the Russell 2000
®
Growth Index, which returned 22.18% and outperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 10.88%.
The Fund kept pace with the Russell 2000
®
Growth Index in the year-to-date period as strong stock selection was largely offset by style headwinds. After outperforming in the first quarter due to strong stock selection, stocks with higher momentum, higher beta and higher fundamental volatility significantly outperformed during the second quarter, creating a headwind to relative performance. From a stock-specific perspective, selection in Industrials and Information Technology (“IT”) contributed positively to relative returns. Our top individual contributors included Twist Bioscience Corporation (Health Care), Penguin Solutions, Inc. (IT), Aehr Test Systems, Inc. (IT), Cognex Corporation (IT) and Lumentum Holdings Inc. (IT). Our top individual detractors included our positions in Doximity, Inc.

(Health Care), Planet Fitness, Inc. (Consumer Discretionary), Inspire Medical Systems, Inc. (Health Care), AppFolio, Inc. (IT) and Q2 Holdings, Inc. (IT), as well as not owning Credo Technology Group Holding Ltd. (IT).
TOP PERFORMANCE CONTRIBUTORS
Twist Bioscience Corporation
develops and manufactures synthetic DNA. The company reported broad-based commercial momentum and continued execution across business segments.
Penguin Solutions, Inc.
designs, builds and provides high-performance computing hardware and managed services solutions to enterprises. The company reported strength in Integrated Memory and benefited from favorable pricing dynamics across the memory market.
TOP PERFORMANCE DETRACTORS
Doximity, Inc.
is the leading digital network for medical professionals in the United States. Shares were pressured by weaker-than-expected forward guidance. We liquidated our position as the risk/reward was no longer attractive.
Planet Fitness, Inc.
engages in the operation and franchising of its namesake fitness centers throughout the U.S. Concerns regarding weakening trends in membership growth weighed on shares. We liquidated our position as the risk/reward was no longer attractive.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2026 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	6 Months	1 Year	5 Years	Since Inception
Small Cap Growth Fund Class R6	22.30%	33.00%	6.68%	11.82%
Russell 3000 ® Index	10.88%	22.82%	12.31%	15.26%
Russell 2000 ® Growth Index	22.18%	38.74%	5.57%	10.68%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,222,139
Number of portfolio holdings	88
Net advisory fees paid (in $000s)	$ 4,499
Portfolio turnover rate (six months)	52%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Diebold Nixdorf, Incorporated	2.3%
Krystal Biotech, Inc.	1.9%
Veracyte, Inc.	1.9%
Cognex Corporation	1.9%
Alignment Healthcare, Inc.	1.9%
Flowserve Corporation	1.7%
Establishment Labs Holdings Inc.	1.7%
Regal Rexnord Corporation	1.7%
Vericel Corporation	1.7%
Primo Brands Corporation	1.7%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this
information
by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Small Cap Value Fund
Class I / ICSCX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about William Blair Small Cap Value Fund Class I (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small Cap Value Fund Class I	$ 50	0.89%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 23.32% (net of fees) for the 6 months ended June 30, 2026. The Fund outperformed its benchmark, the Russell 2000
®
Value Index, which returned 22.99% and outperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 10.88%.
The Fund’s outperformance versus its benchmark was driven by an overweight position and relative outperformance by the Fund’s holdings in the Information Technology (“IT”) sector. The Fund was also positively impacted by a relative outperformance by the Fund’s holdings in the Consumer Staples and Consumer Discretionary sectors. Despite the outperformance, the Fund was negatively impacted by a relative underperformance by the Fund’s holdings in the Industrials sector. The Fund was also negatively impacted by an underweight position and relative underperformance by the Fund’s holdings in the Energy sector as well as by an underperformance by the Fund’s holdings in the Health Care sector.
TOP PERFORMANCE CONTRIBUTORS
Vishay Intertechnology Inc.
(“Vishay”) engages in the manufacture and distribution of discrete semiconductors and passive electronic components. Vishay has benefited from the early innings of the artificial intelligence (“AI”) demand cycle, which has allowed them to capture significant pricing, margin, and market share.
Kulicke & Soffa Industries Inc.
(“Kulicke & Soffa”) engages in the design, manufacture, and sale of semiconductor and electronics assembly solutions. Kulicke & Soffa has benefited from the start of a cyclical recovery in traditional wire and ball bonding, which has been spurred by increased manufacturing capital expenditures related to building out AI.
Diodes Inc.
(“Diodes”) engages in the manufacturing and supply of application-specific standard products within the broad discrete, logic, analog, and mixed-signal semiconductor markets. Diodes has benefitted from favorable supply dynamics in both their auto OEM and AI server end markets.
TOP PERFORMANCE DETRACTORS
Huron Consulting Group Inc.
(“Huron”) engages in the provision of technology, data, and analytics solutions, operating in healthcare, education and commercial industries. Huron has suffered from the AI displacement narrative which threatens billable opportunities and has weighed on the industry’s valuations.
Maximus Inc.
(“Maximus”) engages in the operation of government health and human services programs, and the provision of technology solutions to government. Despite more insulation due to government exposure, Maximus, like others, has suffered from the AI displacement narrative.
TriNet Group Inc.
("TriNet")engages in the provision of comprehensive human resources solutions for small and medium-sized businesses. TriNet has suffered from the slowdown in small-medium sized business hiring.

Fund Performance
The following graph compares the initial and subsequent account values for
the 10-year period ended June 30, 2026 (or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Small Cap Value Fund Class I	23.32%	35.07%	5.99%	9.96%
Russell 3000 ® Index	10.88%	22.82%	12.31%	15.06%
Russell 2000 ® Value Index	22.99%	43.01%	8.23%	10.89%
On July 16, 2021, the Fund acquired the assets and assumed the liabilities of the ICM Small Company Portfolio (the “Predecessor Fund”) in a reorganization (the “Reorganization”). The Predecessor Fund’s (Institutional Class shares) performance and financial history have been adopted by Class I shares of the Fund following the Reorganization. The performance of the Predecessor Fund has not been restated to reflect the annual operating expenses of Class I shares of the Fund. Because the Fund had different fees and expenses than the Predecessor Fund, the Predecessor Fund would therefore have had different performance results if it was subject to the Fund’s fees and expenses.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 973,558
Number of portfolio holdings	103
Net advisory fees paid (in $000s)	$ 3,539
Portfolio turnover rate (six months)	44%
Graphical Representation of Holdings
The tables below show the investment makeup of the
Fund
, representing percentage
of
the total net assets of the Fund.
Top Ten Holdings
Hub Group, Inc.	1.7%
Seacoast Banking Corporation of Florida	1.7%
Eastern Bankshares, Inc.	1.6%
National Bank Holdings Corporation	1.6%
Hancock Whitney Corporation	1.6%
The Hanover Insurance Group, Inc.	1.6%
Renasant Corporation	1.6%
Atlantic Union Bankshares Corporation	1.6%
Valvoline Inc.	1.5%
Diodes Incorporated	1.5%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Small Cap Value Fund
Class N / WBVNX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about William Blair Small Cap Value Fund Class N (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small Cap Value Fund Class N	$ 64	1.15%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 23.18% (net of fees) for the 6 months ended June 30, 2026. The Fund outperformed its benchmark, the Russell 2000
®
Value Index, which returned 22.99% and outperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 10.88%.
The Fund’s outperformance versus its benchmark was driven by an overweight position and relative outperformance by the Fund’s holdings in the Information Technology (“IT”) sector. The Fund was also positively impacted by a relative outperformance by the Fund’s holdings in the Consumer Staples and Consumer Discretionary sectors. Despite the outperformance, the Fund was negatively impacted by a relative underperformance by the Fund’s holdings in the Industrials sector. The Fund was also negatively impacted by an underweight position and relative underperformance by the Fund’s holdings in the Energy sector as well as by an underperformance by the Fund’s holdings in the Health Care sector.
TOP PERFORMANCE CONTRIBUTORS
Vishay Intertechnology Inc.
(“Vishay”) engages in the manufacture and distribution of discrete semiconductors and passive electronic components. Vishay has benefited from the early innings of the artificial intelligence (“AI”) demand cycle, which has allowed them to capture significant pricing, margin, and market share.
Kulicke & Soffa Industries Inc.
(“Kulicke & Soffa”) engages in the design, manufacture, and sale of semiconductor and electronics assembly solutions. Kulicke & Soffa has benefited from the start of a cyclical recovery in traditional wire and ball bonding, which has been spurred by increased manufacturing capital expenditures related to building out AI.
Diodes Inc.
(“Diodes”) engages in the manufacturing and supply of application-specific standard products within the broad discrete, logic, analog, and mixed-signal semiconductor markets. Diodes has benefitted from favorable supply dynamics in both their auto OEM and AI server end markets.
TOP PERFORMANCE DETRACTORS
Huron Consulting Group Inc.
(“Huron”) engages in the provision of technology, data, and analytics solutions, operating in healthcare, education and commercial industries. Huron has suffered from the AI displacement narrative which threatens billable opportunities and has weighed on the industry’s valuations.
Maximus Inc.
(“Maximus”) engages in the operation of government health and human services programs, and the provision of technology solutions to government. Despite more insulation due to government exposure, Maximus, like others, has suffered from the AI displacement narrative.
TriNet Group Inc.
("TriNet")engages in the provision of comprehensive human resources solutions for small and medium-sized businesses. TriNet has suffered from the slowdown in small-medium sized business hiring.

Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2026 (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $10,000
Average Annual Total Returns	6 Months	1 Year	Since Inception
Small Cap Value Fund Class N	23.18%	34.70%	6.86%
Russell 3000 ® Index	10.88%	22.82%	12.82%
Russell 2000 ® Value Index	22.99%	43.01%	10.12%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 973,558
Number of portfolio holdings	103
Net advisory fees paid (in $000s)	$ 3,539
Portfolio turnover rate (six months)	44%
Graphical Representation of Holdings
The tables below show the investment
makeup
of the Fund, representing
percentage
of the total net assets of the Fund.
Top Ten Holdings
Hub Group, Inc.	1.7%
Seacoast Banking Corporation of Florida	1.7%
Eastern Bankshares, Inc.	1.6%
National Bank Holdings Corporation	1.6%
Hancock Whitney Corporation	1.6%
The Hanover Insurance Group, Inc.	1.6%
Renasant Corporation	1.6%
Atlantic Union Bankshares Corporation	1.6%
Valvoline Inc.	1.5%
Diodes Incorporated	1.5%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Small Cap Value Fund
Class R6 / WBVRX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about William Blair Small Cap Value Fund Class R6 (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small Cap Value Fund Class R6	$ 45	0.80%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 23.36% (net of fees) for the 6 months ended June 30, 2026. The Fund outperformed its benchmark, the Russell 2000
®
Value Index, which returned 22.99% and outperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 10.88%.
The Fund’s outperformance versus its benchmark was driven by an overweight position and relative outperformance by the Fund’s holdings in the Information Technology (“IT”) sector. The Fund was also positively impacted by a relative outperformance by the Fund’s holdings in the Consumer Staples and Consumer Discretionary sectors. Despite the outperformance, the Fund was negatively impacted by a relative underperformance by the Fund’s holdings in the Industrials sector. The Fund was also negatively impacted by an underweight position and relative underperformance by the Fund’s holdings in the Energy sector as well as by an underperformance by the Fund’s holdings in the Health Care sector.
TOP PERFORMANCE CONTRIBUTORS
Vishay Intertechnology Inc.
(“Vishay”) engages in the manufacture and distribution of discrete semiconductors and passive electronic components. Vishay has benefited from the early innings of the artificial intelligence (“AI”) demand cycle, which has allowed them to capture significant pricing, margin, and market share.
Kulicke & Soffa Industries Inc.
(“Kulicke & Soffa”) engages in the design, manufacture, and sale of semiconductor and electronics assembly solutions. Kulicke & Soffa has benefited from the start of a cyclical recovery in traditional wire and ball bonding, which has been spurred by increased manufacturing capital expenditures related to building out AI.
Diodes Inc.
(“Diodes”) engages in the manufacturing and supply of application-specific standard products within the broad discrete, logic, analog, and mixed-signal semiconductor markets. Diodes has benefitted from favorable supply dynamics in both their auto OEM and AI server end markets.
TOP PERFORMANCE DETRACTORS
Huron Consulting Group Inc.
(“Huron”) engages in the provision of technology, data, and analytics solutions, operating in healthcare, education and commercial industries. Huron has suffered from the AI displacement narrative which threatens billable opportunities and has weighed on the industry’s valuations.
Maximus Inc.
(“Maximus”) engages in the operation of government health and human services programs, and the provision of technology solutions to government. Despite more insulation due to government exposure, Maximus, like others, has suffered from the AI displacement narrative.
TriNet Group Inc.
("TriNet")engages in the provision of comprehensive human resources solutions for small and medium-sized businesses. TriNet has suffered from the slowdown in small-medium sized business hiring.

Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2026 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	6 Months	1 Year	Since Inception
Small Cap Value Fund Class R6	23.36%	35.16%	7.23%
Russell 3000 ® Index	10.88%	22.82%	12.82%
Russell 2000 ® Value Index	22.99%	43.01%	10.12%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 973,558
Number of portfolio holdings	103
Net advisory fees paid (in $000s)	$ 3,539
Portfolio turnover rate (six months)	44%
Graphical Representation of Holdings
The tables below show the investment makeup of the
Fund
,
representing
percentage of the total net assets of the Fund.
Top Ten Holdings
Hub Group, Inc.	1.7%
Seacoast Banking Corporation of Florida	1.7%
Eastern Bankshares, Inc.	1.6%
National Bank Holdings Corporation	1.6%
Hancock Whitney Corporation	1.6%
The Hanover Insurance Group, Inc.	1.6%
Renasant Corporation	1.6%
Atlantic Union Bankshares Corporation	1.6%
Valvoline Inc.	1.5%
Diodes Incorporated	1.5%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Global Leaders Fund
Class I / WGFIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about William Blair Global Leaders Fund Class I (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Global Leaders Fund Class I	$ 47	0.90%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 9.82% (net of fees) for the 6 months ended June 30, 2026. The Fund underperformed its benchmark, the MSCI All Country World (net), which returned 11.25%. The Fund's benchmark is also a broad measure of market performance.
The Fund’s underperformance versus its benchmark was driven by a combination of sector allocation and stock selection as strong selection in Information Technology (“IT”) was negated by selection in Industrials, Communication Services, and Financials. Negative attribution in Communication Services was driven by an overweight to an underperforming sector, while stock selection in banking was the primary detractor in Financials. Strong stock selection and overweight in IT, specifically in IT hardware, provided an offset to relative performance. Stock selection in Energy was also a positive contributor, led by exposure to our lone position in TotalEnergies SE. Sector allocation was driven by overweights to Communication Services and Health Care, while stock selection in North America was the primary detractor from a regional lens offsetting strong selection in Japan and Emerging Asia.
TOP PERFORMANCE CONTRIBUTORS
Ibiden Co. Ltd.
(“Ibiden”), purchased in the first quarter, is a Japanese manufacturer of ABF substrates for the semiconductor industry and automotive ceramics, primarily focused on semiconductor packaging used in high-performance computing, AI accelerators, and server CPUs, where it is a key global supplier, with ABF substrates accounting for 50%-60% of revenues, mostly driven by Nvidia Corporation. ABF substrates are crucial insulating layer used in semiconductor packaging and interconnection processes. The stock appreciated meaningfully following our purchase as full-year results delivered net profit growth of nearly 90% and the market began to price in the thesis underpinning the position: substrates are becoming larger and more complex as layer counts increase from generation to generation. Ibiden, as the best-in-class producer, is positioned to command 80% or higher share of Nvidia's Rubin platform, where substrate growth could be 90%-100% relative to Blackwell before considering GPU unit growth.
SK Hynix
is a South Korea–based artificial intelligence enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND, and the dominant leader in AI memory. The stock appreciated to record highs through the first half of the year as tight memory supply conditions, improving pricing, and rising adoption of advanced high-bandwidth memory (“HBM”) products drove successive record quarterly results, and customer demand for HBM over the next several years is expected to exceed planned supply.
Applied Materials, Inc.
(“Applied”) is the world's largest semiconductor equipment company, providing the materials engineering tools, including advanced packaging systems, that chipmakers use to manufacture leading-edge logic and memory chips, positioning it as an essential infrastructure layer across the AI semiconductor supply chain. The stock appreciated through the first half of 2026 on the acceleration of industry investments in AI computing, with high growth rates in leading-edge logic, high-bandwidth memory, and advanced packaging, all areas where Applied is the process equipment leader. Management raised its outlook for semiconductor equipment business growth from over 20% to more than 30% for calendar year 2026, with advanced packaging on track to grow more than 50% this year and capacity effectively sold out, providing unusually strong visibility for a business with historically short lead times.
TotalEnergies SE
(“Total”) is one of the five core integrated oil companies in the world, meaning that it owns assets producing hydrocarbons, refines hydrocarbons for use as both transportation fuels and petrochemicals, and operates fuel stations. The stock was up meaningfully on the sharp rise in oil prices driven by the conflict in Iran. Total sits in an unusual position relative to peers, as 15% of its global hydrocarbon production is in the Middle East, including UAE offshore, Iraq, and Qatar LNG assets, but crucially noted that an $8 per barrel increase in Brent crude was sufficient to offset the entire expected 2026 cash flow contribution from those stranded assets. With Brent up over $50 per barrel in the first quarter, earnings growth expectations rose significantly, and while the shares gave back a portion of those gains in the second quarter as prospects of a ceasefire emerged, crude prices remain well above pre-conflict levels and continue to support a materially improved earnings trajectory.
TOP PERFORMANCE DETRACTORS
Tencent Holdings Ltd.
(“Tencent”) is China's dominant technology conglomerate, operating WeChat, the country's indispensable super app with roughly 1.3 billion users spanning messaging, payments, and short video, alongside the world's largest gaming business. The stock derated after a strong 2025 on concerns that Tencent's artificial intelligence (“AI”) efforts have proved less successful than its large platform rivals, and on the announcement that the company more than doubled its investments in AI, funded in part by scaled-back buybacks, with monetization expected to take time. The emergence of China's leading open-source AI models allowed Tencent to build out a suite of agentic products across consumer, developer, and enterprise segments in rapid succession, including integrations within WeChat. We have trimmed exposure on Chinese macro weakness but believe Tencent's large user base will allow it to best leverage China's open-source AI models.
IHI Corporation
is an industrial conglomerate with about 70% aerospace and defense exposure as the engine part supplier for GE, Pratt & Whitney, and Rolls-Royce. The stock detracted through the first half as it gave back a portion of its exceptional prior-year run, with investors rotating out of richly valued Japanese industrials that had benefited from the weak yen and defense spending tailwinds. The position was exited in the period.
Hitachi, Ltd.
is a Japanese industrial conglomerate. After reaching an all-time high in February, the stock declined with richly valued Japanese industrials broadly and derated further following full-year results in April. Guidance came in modestly below consensus, incorporating a step-up in strategic investment and a risk provision tied to production delays from the Middle East conflict, while questions about AI disruption to its digital and software businesses caused the stock's valuation multiple to decline. The results themselves supported our thesis, with record annual EBITDA and net income, and management raised its medium-term growth and margin targets for the energy segment on strong demand from data centers, which we believe the market is underappreciating.
Nu Holdings Ltd.
is one of the largest digital banking platforms globally, with over 135 million customers across Brazil, Mexico, and Colombia, and aspirations of reaching a billion customers globally. The stock declined as rising credit loss provisions and macroeconomic deterioration in Brazil compressed net interest margins, and a surprise CFO transition drove a series of sell-side downgrades. The customer growth and engagement that underpin our thesis remain intact, with the company adding four million customers in the first quarter and announcing a $1 billion share buyback. We view the derating as reflecting cyclical credit dynamics rather than a change in the quality of the franchise.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2026

(or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Global Leaders Fund Class I	9.82%	16.45%	4.53%	11.48%
MSCI All Country World (net)	11.25%	23.67%	10.98%	12.78%
MSCI All Country World IMI (net)	11.77%	24.22%	10.57%	12.54%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 14,419
Number of portfolio holdings	54
Net advisory fees paid (in $000s)	$ 0
Portfolio turnover rate (six months)	31%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage
of the
total
net assets of the Fund.
Top Ten Holdings
NVIDIA Corporation	5.8%
Taiwan Semiconductor Manufacturing Company Limited	5.4%
Applied Materials, Inc.	5.1%
Alphabet Inc.	4.6%
Ibiden Co., Ltd.	3.9%
SK hynix Inc.	3.8%
Amazon.com, Inc.	3.6%
Eli Lilly and Company	3.2%
Microsoft Corporation	3.1%
Apple Inc.	2.7%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Global Leaders Fund
Class N / WGGNX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about William Blair Global Leaders Fund Class N (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Global Leaders Fund Class N	$ 60	1.15%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 9.69% (net of fees) for the 6 months ended June 30, 2026. The Fund underperformed its benchmark, the MSCI All Country World (net), which returned 11.25%. The Fund's benchmark is also a broad measure of market performance.
The Fund’s underperformance versus its benchmark was driven by a combination of sector allocation and stock selection as strong selection in Information Technology (“IT”) was negated by selection in Industrials, Communication Services, and Financials. Negative attribution in Communication Services was driven by an overweight to an underperforming sector, while stock selection in banking was the primary detractor in Financials. Strong stock selection and overweight in IT, specifically in IT hardware, provided an offset to relative performance. Stock selection in Energy was also a positive contributor, led by exposure to our lone position in TotalEnergies SE. Sector allocation was driven by overweights to Communication Services and Health Care, while stock selection in North America was the primary detractor from a regional lens offsetting strong selection in Japan and Emerging Asia.
TOP PERFORMANCE CONTRIBUTORS
Ibiden Co. Ltd.
(“Ibiden”), purchased in the first quarter, is a Japanese manufacturer of ABF substrates for the semiconductor industry and automotive ceramics, primarily focused on semiconductor packaging used in high-performance computing, AI accelerators, and server CPUs, where it is a key global supplier, with ABF substrates accounting for 50%-60% of revenues, mostly driven by Nvidia Corporation. ABF substrates are crucial insulating layer used in semiconductor packaging and interconnection processes. The stock appreciated meaningfully following our purchase as full-year results delivered net profit growth of nearly 90% and the market began to price in the thesis underpinning the position: substrates are becoming larger and more complex as layer counts increase from generation to generation. Ibiden, as the best-in-class producer, is positioned to command 80% or higher share of Nvidia's Rubin platform, where substrate growth could be 90%-100% relative to Blackwell before considering GPU unit growth.
SK Hynix
is a South Korea–based artificial intelligence enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND, and the dominant leader in AI memory. The stock appreciated to record highs through the first half of the year as tight memory supply conditions, improving pricing, and rising adoption of advanced high-bandwidth memory (“HBM”) products drove successive record quarterly results, and customer demand for HBM over the next several years is expected to exceed planned supply.
Applied Materials, Inc.
(“Applied”) is the world's largest semiconductor equipment company, providing the materials engineering tools, including advanced packaging systems, that chipmakers use to manufacture leading-edge logic and memory chips, positioning it as an essential infrastructure layer across the AI semiconductor supply chain. The stock appreciated through the first half of 2026 on the acceleration of industry investments in AI computing, with high growth rates in leading-edge logic, high-bandwidth memory, and advanced packaging, all areas where Applied is the process equipment leader. Management raised its outlook for semiconductor equipment business growth from over 20% to more than 30% for calendar year 2026, with advanced packaging on track to grow more than 50% this year and capacity effectively sold out, providing unusually strong visibility for a business with historically short lead times.
TotalEnergies SE
(“Total”) is one of the five core integrated oil companies in the world, meaning that it owns assets producing hydrocarbons, refines hydrocarbons for use as both transportation fuels and petrochemicals, and operates fuel stations. The stock was up meaningfully on the sharp rise in oil prices driven by the conflict in Iran. Total sits in an unusual position relative to peers, as 15% of its global hydrocarbon production is in the Middle East, including UAE offshore, Iraq, and Qatar LNG assets, but crucially noted that an $8 per barrel increase in Brent crude was sufficient to offset the entire expected 2026 cash flow contribution from those stranded assets. With Brent up over $50 per barrel in the first quarter, earnings growth expectations rose significantly, and while the shares gave back a portion of those gains in the second quarter as prospects of a ceasefire emerged, crude prices remain well above pre-conflict levels and continue to support a materially improved earnings trajectory.
TOP PERFORMANCE DETRACTORS
Tencent Holdings Ltd.
(“Tencent”) is China's dominant technology conglomerate, operating WeChat, the country's indispensable super app with roughly 1.3 billion users spanning messaging, payments, and short video, alongside the world's largest gaming business. The stock derated after a strong 2025 on concerns that Tencent's artificial intelligence (“AI”) efforts have proved less successful than its large platform rivals, and on the announcement that the company more than doubled its investments in AI, funded in part by scaled-back buybacks, with monetization expected to take time. The emergence of China's leading open-source AI models allowed Tencent to build out a suite of agentic products across consumer, developer, and enterprise segments in rapid succession, including integrations within WeChat. We have trimmed exposure on Chinese macro weakness but believe Tencent's large user base will allow it to best leverage China's open-source AI models.
IHI Corporation
is an industrial conglomerate with about 70% aerospace and defense exposure as the engine part supplier for GE, Pratt & Whitney, and Rolls-Royce. The stock detracted through the first half as it gave back a portion of its exceptional prior-year run, with investors rotating out of richly valued Japanese industrials that had benefited from the weak yen and defense spending tailwinds. The position was exited in the period.
Hitachi, Ltd.
is a Japanese industrial conglomerate. After reaching an all-time high in February, the stock declined with richly valued Japanese industrials broadly and derated further following full-year results in April. Guidance came in modestly below consensus, incorporating a step-up in strategic investment and a risk provision tied to production delays from the Middle East conflict, while questions about AI disruption to its digital and software businesses caused the stock's valuation multiple to decline. The results themselves supported our thesis, with record annual EBITDA and net income, and management raised its medium-term growth and margin targets for the energy segment on strong demand from data centers, which we believe the market is underappreciating.
Nu Holdings Ltd.
is one of the largest digital banking platforms globally, with over 135 million customers across Brazil, Mexico, and Colombia, and aspirations of reaching a billion customers globally. The stock declined as rising credit loss provisions and macroeconomic deterioration in Brazil compressed net interest margins, and a surprise CFO transition drove a series of sell-side downgrades. The customer growth and engagement that underpin our thesis remain intact, with the company adding four million customers in the first quarter and announcing a $1 billion share buyback. We view the derating as reflecting cyclical credit dynamics rather than a change in the quality of the franchise.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2026 (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $10,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Global Leaders Fund Class N	9.69%	16.17%	4.25%	11.19%
MSCI All Country World (net)	11.25%	23.67%	10.98%	12.78%
MSCI All Country World IMI (net)	11.77%	24.22%	10.57%	12.54%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 14,419
Number of portfolio holdings	54
Net advisory fees paid (in $000s)	$ 0
Portfolio turnover rate (six months)	31%
Graphical Representation of Holdings
The tables below show the investment makeup of the
Fund
,
representing
percentage
of the total net assets
of
the Fund.
Top Ten Holdings
NVIDIA Corporation	5.8%
Taiwan Semiconductor Manufacturing Company Limited	5.4%
Applied Materials, Inc.	5.1%
Alphabet Inc.	4.6%
Ibiden Co., Ltd.	3.9%
SK hynix Inc.	3.8%
Amazon.com, Inc.	3.6%
Eli Lilly and Company	3.2%
Microsoft Corporation	3.1%
Apple Inc.	2.7%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Global Leaders Fund
Class R6 / BGGIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about William Blair Global Leaders Fund Class R6 (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Global Leaders Fund Class R6	$ 45	0.85%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 9.82% (net of fees) for the 6 months ended June 30, 2026. The Fund underperformed its benchmark, the MSCI All Country World (net), which returned 11.25%. The Fund's benchmark is also a broad measure of market performance.
The Fund’s underperformance versus its benchmark was driven by a combination of sector allocation and stock selection as strong selection in Information Technology (“IT”) was negated by selection in Industrials, Communication Services, and Financials. Negative attribution in Communication Services was driven by an overweight to an underperforming sector, while stock selection in banking was the primary detractor in Financials. Strong stock selection and overweight in IT, specifically in IT hardware, provided an offset to relative performance. Stock selection in Energy was also a positive contributor, led by exposure to our lone position in TotalEnergies SE. Sector allocation was driven by overweights to Communication Services and Health Care, while stock selection in North America was the primary detractor from a regional lens offsetting strong selection in Japan and Emerging Asia.
TOP PERFORMANCE CONTRIBUTORS
Ibiden Co. Ltd.
(“Ibiden”), purchased in the first quarter, is a Japanese manufacturer of ABF substrates for the semiconductor industry and automotive ceramics, primarily focused on semiconductor packaging used in high-performance computing, AI accelerators, and server CPUs, where it is a key global supplier, with ABF substrates accounting for 50%-60% of revenues, mostly driven by Nvidia Corporation. ABF substrates are crucial insulating layer used in semiconductor packaging and interconnection processes. The stock appreciated meaningfully following our purchase as full-year results delivered net profit growth of nearly 90% and the market began to price in the thesis underpinning the position: substrates are becoming larger and more complex as layer counts increase from generation to generation. Ibiden, as the best-in-class producer, is positioned to command 80% or higher share of Nvidia's Rubin platform, where substrate growth could be 90%-100% relative to Blackwell before considering GPU unit growth.
SK Hynix
is a South Korea–based artificial intelligence enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND, and the dominant leader in AI memory. The stock appreciated to record highs through the first half of the year as tight memory supply conditions, improving pricing, and rising adoption of advanced high-bandwidth memory (“HBM”) products drove successive record quarterly results, and customer demand for HBM over the next several years is expected to exceed planned supply.
Applied Materials, Inc.
(“Applied”) is the world's largest semiconductor equipment company, providing the materials engineering tools, including advanced packaging systems, that chipmakers use to manufacture leading-edge logic and memory chips, positioning it as an essential infrastructure layer across the AI semiconductor supply chain. The stock appreciated through the first half of 2026 on the acceleration of industry investments in AI computing, with high growth rates in leading-edge logic, high-bandwidth memory, and advanced packaging, all areas where Applied is the process equipment leader. Management raised its outlook for semiconductor equipment business growth from over 20% to more than 30% for calendar year 2026, with advanced packaging on track to grow more than 50% this year and capacity effectively sold out, providing unusually strong visibility for a business with historically short lead times.
TotalEnergies SE
(“Total”) is one of the five core integrated oil companies in the world, meaning that it owns assets producing hydrocarbons, refines hydrocarbons for use as both transportation fuels and petrochemicals, and operates fuel stations. The stock was up meaningfully on the sharp rise in oil prices driven by the conflict in Iran. Total sits in an unusual position relative to peers, as 15% of its global hydrocarbon production is in the Middle East, including UAE offshore, Iraq, and Qatar LNG assets, but crucially noted that an $8 per barrel increase in Brent crude was sufficient to offset the entire expected 2026 cash flow contribution from those stranded assets. With Brent up over $50 per barrel in the first quarter, earnings growth expectations rose significantly, and while the shares gave back a portion of those gains in the second quarter as prospects of a ceasefire emerged, crude prices remain well above pre-conflict levels and continue to support a materially improved earnings trajectory.
TOP PERFORMANCE DETRACTORS
Tencent Holdings Ltd.
(“Tencent”) is China's dominant technology conglomerate, operating WeChat, the country's indispensable super app with roughly 1.3 billion users spanning messaging, payments, and short video, alongside the world's largest gaming business. The stock derated after a strong 2025 on concerns that Tencent's artificial intelligence (“AI”) efforts have proved less successful than its large platform rivals, and on the announcement that the company more than doubled its investments in AI, funded in part by scaled-back buybacks, with monetization expected to take time. The emergence of China's leading open-source AI models allowed Tencent to build out a suite of agentic products across consumer, developer, and enterprise segments in rapid succession, including integrations within WeChat. We have trimmed exposure on Chinese macro weakness but believe Tencent's large user base will allow it to best leverage China's open-source AI models.
IHI Corporation
is an industrial conglomerate with about 70% aerospace and defense exposure as the engine part supplier for GE, Pratt & Whitney, and Rolls-Royce. The stock detracted through the first half as it gave back a portion of its exceptional prior-year run, with investors rotating out of richly valued Japanese industrials that had benefited from the weak yen and defense spending tailwinds. The position was exited in the period.
Hitachi, Ltd.
is a Japanese industrial conglomerate. After reaching an all-time high in February, the stock declined with richly valued Japanese industrials broadly and derated further following full-year results in April. Guidance came in modestly below consensus, incorporating a step-up in strategic investment and a risk provision tied to production delays from the Middle East conflict, while questions about AI disruption to its digital and software businesses caused the stock's valuation multiple to decline. The results themselves supported our thesis, with record annual EBITDA and net income, and management raised its medium-term growth and margin targets for the energy segment on strong demand from data centers, which we believe the market is underappreciating.
Nu Holdings Ltd.
is one of the largest digital banking platforms globally, with over 135 million customers across Brazil, Mexico, and Colombia, and aspirations of reaching a billion customers globally. The stock declined as rising credit loss provisions and macroeconomic deterioration in Brazil compressed net interest margins, and a surprise CFO transition drove a series of sell-side downgrades. The customer growth and engagement that underpin our thesis remain intact, with the company adding four million customers in the first quarter and announcing a $1 billion share buyback. We view the derating as reflecting cyclical credit dynamics rather than a change in the quality of the franchise.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2026 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Global Leaders Fund Class R6	9.82%	16.58%	4.57%	11.54%
MSCI All Country World (net)	11.25%	23.67%	10.98%	12.78%
MSCI All Country World IMI (net)	11.77%	24.22%	10.57%	12.54%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 14,419
Number of portfolio holdings	54
Net advisory fees paid (in $000s)	$ 0
Portfolio turnover rate (six months)	31%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund,
representing
percentage of
the
total
net
assets of the Fund.
Top Ten Holdings
NVIDIA Corporation	5.8%
Taiwan Semiconductor Manufacturing Company Limited	5.4%
Applied Materials, Inc.	5.1%
Alphabet Inc.	4.6%
Ibiden Co., Ltd.	3.9%
SK hynix Inc.	3.8%
Amazon.com, Inc.	3.6%
Eli Lilly and Company	3.2%
Microsoft Corporation	3.1%
Apple Inc.	2.7%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair International
Leaders Fund
Class I / WILIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about William Blair International Leaders Fund Class I (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Leaders Fund Class I	$ 49	0.90%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 16.58% (net of fees) for the 6 months ended June 30, 2026. The Fund outperformed its benchmark, the MSCI All Country World ex-U.S. IMI (net), which returned 13.05%. The Fund's benchmark is also a broad measure of market performance.
The Fund outperformed its benchmark in the period. Relative performance was driven by a combination of selection and allocation effects and was led by an overweight to and selection in Information Technology (“IT”) and selection in Industrials. Within IT, an overweight to the strongest sector in the benchmark and specifically an overweight to IT hardware amplified strong selection in the tech hardware space. Within Industrials, positive stock selection was driven by positioning in electrical equipment manufacturers.
Partly offsetting these effects was negative stock selection in

Financials, Communication Services, and Materials. Within Financials, negative stock selection was driven by banking exposure in the first quarter, and insurance positioning. Within Communication Services, an overweight to the sector and telecom exposures failed to keep up with the broad market, and a position in Tencent Holdings Ltd. was among the primary detractors.
Regionally, positive stock selection was driven by Emerging

Asia and the IT hardware supply chain, as well as Europe, while selection in the remaining developed markets detracted and regional allocation was slightly negative on an underweight to Latin America.
TOP PERFORMANCE CONTRIBUTORS
SK Hynix
is a South Korea–based artificial intelligence (“AI”) enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND, and the dominant leader in AI memory. SK Hynix delivered successive record quarterly results, with customer demand for HBM over the next several years exceeding planned supply, and it announced a multi-year joint R&D partnership with Nvidia Corporation, which called SK Hynix its largest memory partner.
Samsung Electronics Co., Ltd.
(“Samsung”) is a global leader in consumer electronics, specializing in manufacturing mobile devices, televisions, home appliances, and semiconductors, including advanced memory chips. Samsung began shipping its first HBM4 chips and reclaimed the top position in DRAM revenue.
Both SK Hynix and Samsung appreciated to record highs through the first half of the year as tight memory supply conditions, improved pricing, and rising adoption of advanced high-bandwidth memory (HBM) products drove expectations for continued demand from AI hyperscalers for leading-edge semiconductors and memory chips. Following the strong performance, we have trimmed both positions several times on strength, as we believe the focus within AI demand is shifting to a more cost aware environment, the known positives are priced in to stock valuations, and we see stronger opportunities for the next leg of the cycle in semicap equipment and optical/networking.
Fujikura Ltd.
is a Japanese producer of leading-edge electrical wires and cables. The company's flagship products are high-density optical cables and connectors used in a variety of industrial end-markets, with data centers as the core customer, accounting for 80% of profits. The stock appreciated over the six-month period, first on 48% earnings growth and meaningful guidance increase reported in the first quarter, and then on record full-year results in May, with revenue surpassing one trillion yen for the first time. The company’s net profit was up over 70% and it more than doubled its dividend. We believe demand continues to far outstrip supply as the company is fielding orders from nearly all U.S. hyperscalers and raising prices on its highest-density products.
Prysmian
is the largest and most diversified cable manufacturer in the world, with the broadest portfolio spanning low-, medium-, and high-voltage cables. It is a structural electrification winner and an AI enabler given the demand for data centers and power. The stock appreciated on margin expansion in its Transmission and Digital Solutions segments, new long-term supply agreements with hyperscalers, and a record high-voltage backlog that provides multi-year revenue visibility.
TOP PERFORMANCE DETRACTORS
Nu Holdings Ltd.
is one of the largest digital banking platforms globally, with over 135 million customers across Brazil, Mexico, and Colombia, and aspirations of reaching a billion customers globally. The stock declined as rising credit loss provisions and macroeconomic deterioration in Brazil compressed net interest margins, and a surprise CFO transition drove a series of sell-side downgrades. The customer growth and engagement that underpin our thesis remain intact, with the company adding four million customers in the first quarter and announcing a $1 billion share buyback. We view the derating as reflecting cyclical credit dynamics rather than a change in the quality of the franchise but trimmed our exposure on concerns after a recent CFO resignation.
Bharti Airtel
is the second-largest telecom operator in the duopoly Indian market, with strong subscriber share in a consolidated wireless market. While the outlook for growth had improved on declining capital expenditures alongside improving regulatory and competitive dynamics, the stock declined with Indian equities broadly, as higher oil prices and new U.S. tariffs on Indian goods drove foreign outflows and put pressure on the high valuations investors were willing to assign to Indian stocks, and headline full-year profit declined on one-off base effects, despite continued revenue and ARPU growth.
AIA Group Limited
(“AIA”) is a Hong Kong–based pan-Asian life insurer, one of the largest in the region, providing life, accident and health, and retirement savings products across 18 markets. The stock declined despite strong fundamentals, as the mainland regulators' crackdown on cross-border brokerages raised concerns that AIA's Mainland Chinese visitor business, which accounts for roughly half of its Hong Kong new business value, could face similar scrutiny. We view the insurance businesses as structurally different, as AIA's visitor policies are sold onshore in Hong Kong under frameworks that have been in place for two decades. New business growth has been robust, but we are monitoring the regulatory developments closely.
Tencent Holdings Ltd.
(“Tencent”) is China's dominant technology conglomerate, operating WeChat, the country's indispensable super app with roughly 1.3 billion users spanning messaging, payments, and short video, alongside the world's largest gaming business. The stock derated after a strong 2025, on concerns that Tencent's AI efforts have proved less successful than its large platform rivals and the announcement that the company more than doubled its investments in AI, funded in part by scaled-back buybacks, with monetization expected to take time. The emergence of China's leading open-source AI models allowed Tencent to build out a suite of agentic products across consumer, developer, and enterprise segments in rapid succession, including integrations within WeChat. We have trimmed exposure on Chinese macro weakness but believe Tencent's large user base will allow it to best leverage China's open-source AI models.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2026

(or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
International Leaders Fund Class I	16.58%	23.86%	3.65%	9.50%
MSCI All Country World ex-U.S. IMI (net)	13.05%	26.56%	8.44%	9.81%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,191,542
Number of portfolio holdings	53
Net advisory fees paid (in $000s)	$ 4,231
Portfolio turnover rate (six months)	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the
Fund
, representing
percentage
of the
total
net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company Limited	4.7%
ASML Holding N.V.	4.7%
Samsung Electronics Co., Ltd.	3.8%
SK hynix Inc.	3.6%
Sumitomo Mitsui Financial Group, Inc.	3.1%
Prysmian S.p.A.	2.5%
Banco Bilbao Vizcaya Argentaria S.A.	2.5%
Fujikura Ltd.	2.5%
Safran	2.4%
Hon Hai Precision Industry Co., Ltd.	2.2%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair International
Leaders Fund
Class N / WILNX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about William Blair International Leaders Fund Class N (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Leaders Fund Class N	$ 62	1.15%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 16.39% (net of fees) for the 6 months ended June 30, 2026. The Fund outperformed its benchmark, the MSCI All Country World ex-U.S. IMI (net), which returned 13.05%. The Fund's benchmark is also a broad measure of market performance.
The Fund outperformed its benchmark in the period. Relative performance was driven by a combination of selection and allocation effects and was led by an overweight to and selection in Information Technology (“IT”) and selection in Industrials. Within IT, an overweight to the strongest sector in the benchmark and specifically an overweight to IT hardware amplified strong selection in the tech hardware space. Within Industrials, positive stock selection was driven by positioning in electrical equipment manufacturers.
Partly offsetting these effects was negative stock selection in

Financials, Communication Services, and Materials. Within Financials, negative stock selection was driven by banking exposure in the first quarter, and insurance positioning. Within Communication Services, an overweight to the sector and telecom exposures failed to keep up with the broad market, and a position in Tencent Holdings Ltd. was among the primary detractors.
Regionally, positive stock selection was driven by Emerging

Asia and the IT hardware supply chain, as well as Europe, while selection in the remaining developed markets detracted and regional allocation was slightly negative on an underweight to Latin America.
TOP PERFORMANCE CONTRIBUTORS
SK Hynix
is a South Korea–based artificial intelligence (“AI”) enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND, and the dominant leader in AI memory. SK Hynix delivered successive record quarterly results, with customer demand for HBM over the next several years exceeding planned supply, and it announced a multi-year joint R&D partnership with Nvidia Corporation, which called SK Hynix its largest memory partner.
Samsung Electronics Co., Ltd.
(“Samsung”) is a global leader in consumer electronics, specializing in manufacturing mobile devices, televisions, home appliances, and semiconductors, including advanced memory chips. Samsung began shipping its first HBM4 chips and reclaimed the top position in DRAM revenue.
Both SK Hynix and Samsung appreciated to record highs through the first half of the year as tight memory supply conditions, improved pricing, and rising adoption of advanced high-bandwidth memory (HBM) products drove expectations for continued demand from AI hyperscalers for leading-edge semiconductors and memory chips. Following the strong performance, we have trimmed both positions several times on strength, as we believe the focus within AI demand is shifting to a more cost aware environment, the known positives are priced in to stock valuations, and we see stronger opportunities for the next leg of the cycle in semicap equipment and optical/networking.
Fujikura Ltd.
is a Japanese producer of leading-edge electrical wires and cables. The company's flagship products are high-density optical cables and connectors used in a variety of industrial end-markets, with data centers as the core customer, accounting for 80% of profits. The stock appreciated over the six-month period, first on 48% earnings growth and meaningful guidance increase reported in the first quarter, and then on record full-year results in May, with revenue surpassing one trillion yen for the first time. The company’s net profit was up over 70% and it more than doubled its dividend. We believe demand continues to far outstrip supply as the company is fielding orders from nearly all U.S. hyperscalers and raising prices on its highest-density products.
Prysmian
is the largest and most diversified cable manufacturer in the world, with the broadest portfolio spanning low-, medium-, and high-voltage cables. It is a structural electrification winner and an AI enabler given the demand for data centers and power. The stock appreciated on margin expansion in its Transmission and Digital Solutions segments, new long-term supply agreements with hyperscalers, and a record high-voltage backlog that provides multi-year revenue visibility.
TOP PERFORMANCE DETRACTORS
Nu Holdings Ltd.
is one of the largest digital banking platforms globally, with over 135 million customers across Brazil, Mexico, and Colombia, and aspirations of reaching a billion customers globally. The stock declined as rising credit loss provisions and macroeconomic deterioration in Brazil compressed net interest margins, and a surprise CFO transition drove a series of sell-side downgrades. The customer growth and engagement that underpin our thesis remain intact, with the company adding four million customers in the first quarter and announcing a $1 billion share buyback. We view the derating as reflecting cyclical credit dynamics rather than a change in the quality of the franchise but trimmed our exposure on concerns after a recent CFO resignation.
Bharti Airtel
is the second-largest telecom operator in the duopoly Indian market, with strong subscriber share in a consolidated wireless market. While the outlook for growth had improved on declining capital expenditures alongside improving regulatory and competitive dynamics, the stock declined with Indian equities broadly, as higher oil prices and new U.S. tariffs on Indian goods drove foreign outflows and put pressure on the high valuations investors were willing to assign to Indian stocks, and headline full-year profit declined on one-off base effects, despite continued revenue and ARPU growth.
AIA Group Limited
(“AIA”) is a Hong Kong–based pan-Asian life insurer, one of the largest in the region, providing life, accident and health, and retirement savings products across 18 markets. The stock declined despite strong fundamentals, as the mainland regulators' crackdown on cross-border brokerages raised concerns that AIA's Mainland Chinese visitor business, which accounts for roughly half of its Hong Kong new business value, could face similar scrutiny. We view the insurance businesses as structurally different, as AIA's visitor policies are sold onshore in Hong Kong under frameworks that have been in place for two decades. New business growth has been robust, but we are monitoring the regulatory developments closely.
Tencent Holdings Ltd.
(“Tencent”) is China's dominant technology conglomerate, operating WeChat, the country's indispensable super app with roughly 1.3 billion users spanning messaging, payments, and short video, alongside the world's largest gaming business. The stock derated after a strong 2025, on concerns that Tencent's AI efforts have proved less successful than its large platform rivals and the announcement that the company more than doubled its investments in AI, funded in part by scaled-back buybacks, with monetization expected to take time. The emergence of China's leading open-source AI models allowed Tencent to build out a suite of agentic products across consumer, developer, and enterprise segments in rapid succession, including integrations within WeChat. We have trimmed exposure on Chinese macro weakness but believe Tencent's large user base will allow it to best leverage China's open-source AI models.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2026 (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $10,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
International Leaders Fund Class N	16.39%	23.51%	3.39%	9.22%
MSCI All Country World ex-U.S. IMI (net)	13.05%	26.56%	8.44%	9.81%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,191,542
Number of portfolio holdings	53
Net advisory fees paid (in $000s)	$ 4,231
Portfolio turnover rate (six months)	40%
Graphical Representation of Holdings
The tables below show the investment makeup of
the
Fund
,
representing
percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company Limited	4.7%
ASML Holding N.V.	4.7%
Samsung Electronics Co., Ltd.	3.8%
SK hynix Inc.	3.6%
Sumitomo Mitsui Financial Group, Inc.	3.1%
Prysmian S.p.A.	2.5%
Banco Bilbao Vizcaya Argentaria S.A.	2.5%
Fujikura Ltd.	2.5%
Safran	2.4%
Hon Hai Precision Industry Co., Ltd.	2.2%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair International
Leaders Fund
Class R6 / WILJX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about William Blair International Leaders Fund Class R6 (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Leaders Fund Class R6	$ 46	0.85%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 16.57% (net of fees) for the 6 months ended June 30, 2026. The Fund outperformed its benchmark, the MSCI All Country World ex-U.S. IMI (net), which returned 13.05%. The Fund's benchmark is also a broad measure of market performance.
The Fund outperformed its benchmark in the period. Relative performance was driven by a combination of selection and allocation effects and was led by an overweight to and selection in Information Technology (“IT”) and selection in Industrials. Within IT, an overweight to the strongest sector in the benchmark and specifically an overweight to IT hardware amplified strong selection in the tech hardware space. Within Industrials, positive stock selection was driven by positioning in electrical equipment manufacturers.
Partly offsetting these effects was negative stock selection in

Financials, Communication Services, and Materials. Within Financials, negative stock selection was driven by banking exposure in the first quarter, and insurance positioning. Within Communication Services, an overweight to the sector and telecom exposures failed to keep up with the broad market, and a position in Tencent Holdings Ltd. was among the primary detractors.
Regionally, positive stock selection was driven by Emerging

Asia and the IT hardware supply chain, as well as Europe, while selection in the remaining developed markets detracted and regional allocation was slightly negative on an underweight to Latin America.
TOP PERFORMANCE CONTRIBUTORS
SK Hynix
is a South Korea–based artificial intelligence (“AI”) enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND, and the dominant leader in AI memory. SK Hynix delivered successive record quarterly results, with customer demand for HBM over the next several years exceeding planned supply, and it announced a multi-year joint R&D partnership with Nvidia Corporation, which called SK Hynix its largest memory partner.
Samsung Electronics Co., Ltd.
(“Samsung”) is a global leader in consumer electronics, specializing in manufacturing mobile devices, televisions, home appliances, and semiconductors, including advanced memory chips. Samsung began shipping its first HBM4 chips and reclaimed the top position in DRAM revenue.
Both SK Hynix and Samsung appreciated to record highs through the first half of the year as tight memory supply conditions, improved pricing, and rising adoption of advanced high-bandwidth memory (HBM) products drove expectations for continued demand from AI hyperscalers for leading-edge semiconductors and memory chips. Following the strong performance, we have trimmed both positions several times on strength, as we believe the focus within AI demand is shifting to a more cost aware environment, the known positives are priced in to stock valuations, and we see stronger opportunities for the next leg of the cycle in semicap equipment and optical/networking.
Fujikura Ltd.
is a Japanese producer of leading-edge electrical wires and cables. The company's flagship products are high-density optical cables and connectors used in a variety of industrial end-markets, with data centers as the core customer, accounting for 80% of profits. The stock appreciated over the six-month period, first on 48% earnings growth and meaningful guidance increase reported in the first quarter, and then on record full-year results in May, with revenue surpassing one trillion yen for the first time. The company’s net profit was up over 70% and it more than doubled its dividend. We believe demand continues to far outstrip supply as the company is fielding orders from nearly all U.S. hyperscalers and raising prices on its highest-density products.
Prysmian
is the largest and most diversified cable manufacturer in the world, with the broadest portfolio spanning low-, medium-, and high-voltage cables. It is a structural electrification winner and an AI enabler given the demand for data centers and power. The stock appreciated on margin expansion in its Transmission and Digital Solutions segments, new long-term supply agreements with hyperscalers, and a record high-voltage backlog that provides multi-year revenue visibility.
TOP PERFORMANCE DETRACTORS
Nu Holdings Ltd.
is one of the largest digital banking platforms globally, with over 135 million customers across Brazil, Mexico, and Colombia, and aspirations of reaching a billion customers globally. The stock declined as rising credit loss provisions and macroeconomic deterioration in Brazil compressed net interest margins, and a surprise CFO transition drove a series of sell-side downgrades. The customer growth and engagement that underpin our thesis remain intact, with the company adding four million customers in the first quarter and announcing a $1 billion share buyback. We view the derating as reflecting cyclical credit dynamics rather than a change in the quality of the franchise but trimmed our exposure on concerns after a recent CFO resignation.
Bharti Airtel
is the second-largest telecom operator in the duopoly Indian market, with strong subscriber share in a consolidated wireless market. While the outlook for growth had improved on declining capital expenditures alongside improving regulatory and competitive dynamics, the stock declined with Indian equities broadly, as higher oil prices and new U.S. tariffs on Indian goods drove foreign outflows and put pressure on the high valuations investors were willing to assign to Indian stocks, and headline full-year profit declined on one-off base effects, despite continued revenue and ARPU growth.
AIA Group Limited
(“AIA”) is a Hong Kong–based pan-Asian life insurer, one of the largest in the region, providing life, accident and health, and retirement savings products across 18 markets. The stock declined despite strong fundamentals, as the mainland regulators' crackdown on cross-border brokerages raised concerns that AIA's Mainland Chinese visitor business, which accounts for roughly half of its Hong Kong new business value, could face similar scrutiny. We view the insurance businesses as structurally different, as AIA's visitor policies are sold onshore in Hong Kong under frameworks that have been in place for two decades. New business growth has been robust, but we are monitoring the regulatory developments closely.
Tencent Holdings Ltd.
(“Tencent”) is China's dominant technology conglomerate, operating WeChat, the country's indispensable super app with roughly 1.3 billion users spanning messaging, payments, and short video, alongside the world's largest gaming business. The stock derated after a strong 2025, on concerns that Tencent's AI efforts have proved less successful than its large platform rivals and the announcement that the company more than doubled its investments in AI, funded in part by scaled-back buybacks, with monetization expected to take time. The emergence of China's leading open-source AI models allowed Tencent to build out a suite of agentic products across consumer, developer, and enterprise segments in rapid succession, including integrations within WeChat. We have trimmed exposure on Chinese macro weakness but believe Tencent's large user base will allow it to best leverage China's open-source AI models.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2026 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
International Leaders Fund Class R6	16.57%	23.90%	3.70%	9.57%
MSCI All Country World ex-U.S. IMI (net)	13.05%	26.56%	8.44%	9.81%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,191,542
Number of portfolio holdings	53
Net advisory fees paid (in $000s)	$ 4,231
Portfolio turnover rate (six months)	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the
Fund
, representing
percentage
of the
total
net assets of
the
Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company Limited	4.7%
ASML Holding N.V.	4.7%
Samsung Electronics Co., Ltd.	3.8%
SK hynix Inc.	3.6%
Sumitomo Mitsui Financial Group, Inc.	3.1%
Prysmian S.p.A.	2.5%
Banco Bilbao Vizcaya Argentaria S.A.	2.5%
Fujikura Ltd.	2.5%
Safran	2.4%
Hon Hai Precision Industry Co., Ltd.	2.2%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair International
Growth Fund
Class I / BIGIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about William Blair International Growth Fund Class I (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Growth Fund Class I	$ 49	0.90%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 16.78% (net of fees) for the 6 months ended June 30, 2026. The Fund outperformed its benchmark, the MSCI All Country World ex-U.S. IMI (net), which returned 13.05%. The Fund's benchmark is also a broad measure of market performance.
The Fund’s outperformance versus the benchmark was driven by favorable allocation and stock selection effects. Within the Information Technology sector, the overweight allocation to semiconductors, specifically SK Hynix was beneficial. Consumer Discretionary stock selection was also favorable due to Sumitomo Electric Industries. Partially offsetting these effects was weaker stock selection within Financials driven by London Stock Exchange. Industrials stock selection was also negative driven by WSP Global.
TOP PERFORMANCE CONTRIBUTORS
SK Hynix
is a South Korea–based artificial intelligence enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND, and the dominant leader in artificial intelligence (“AI”) memory. The stock appreciated to record highs through the first half of the year as tight memory supply conditions, improved pricing, and rising adoption of advanced high-bandwidth memory (HBM) products drove successive record quarterly results. Customer demand for HBM over the next several years is expected to exceed planned supply. During the period, SK Hynix announced a multi-year joint R&D partnership with Nvidia Corporation, which called SK Hynix its largest memory partner.
Sumitomo Electric Industries, Ltd.
is Japan’s largest wire and cable manufacturer and a global leader in automotive wiring harnesses, with a roughly 25–30% global market share. The share price has benefitted from increased demand for the company's fiber optic cables which are crucial for the power infrastructure needed by energy-intensive AI data centers.
TOP PERFORMANCE DETRACTORS
London Stock Exchange
(“LSE”) is a best-in-class diversified global market infrastructure and data company. The stock price has been weak this year as the market believes that LSE will be negatively impacted by AI, like many other data and software companies. Uncertainty can put multiples at risk, but we are not convinced that LSE is indeed negatively impacted by AI given its significant moats that are wide enough to defend the business or perhaps make LSE an AI beneficiary. We added to the position on share price weakness.
WSP Global
(“WSP”) is a leading engineering, design, and consulting services firm with a global reach. It is focused on projects in Transportation and Infrastructure, Power and Energy, Property and Buildings, and Earth and Environment. Despite solid earnings, the multiple has declined amid broader AI disruption concerns hitting engineering and professional-services firms. Specifically, the belief that WSP’s clients will demand fewer services because they can do more themselves with AI.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2026

(or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
International Growth Fund Class I	16.78%	21.88%	3.24%	8.98%
MSCI All Country World ex-U.S. IMI (net)	13.05%	26.56%	8.44%	9.81%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,157,172
Number of portfolio holdings	169
Net advisory fees paid (in $000s)	$ 3,872
Portfolio turnover rate (six months)	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the
Fund
, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company Limited	5.3%
ASML Holding N.V.	3.3%
SK hynix Inc.	3.0%
Samsung Electronics Co., Ltd.	3.0%
AstraZeneca PLC	1.6%
Sumitomo Mitsui Financial Group, Inc.	1.3%
Safran	1.3%
Roche Holding AG	1.3%
Tokio Marine Holdings, Inc.	1.2%
UniCredit S.p.A.	1.2%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such
as
the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair International
Growth Fund
Class N / WBIGX
SEMI-ANNUAL SHAREHOLDER REPORT |
June
30,
2026
This semi-annual shareholder report contains important information about William Blair International Growth Fund Class N (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Growth Fund Class N	$ 62	1.15%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 16.62% (net of fees) for the 6 months ended June 30, 2026. The Fund outperformed its benchmark, the MSCI All Country World ex-U.S. IMI (net), which returned 13.05%. The Fund's benchmark is also a broad measure of market performance.
The Fund’s outperformance versus the benchmark was driven by favorable allocation and stock selection effects. Within the Information Technology sector, the overweight allocation to semiconductors, specifically SK Hynix was beneficial. Consumer Discretionary stock selection was also favorable due to Sumitomo Electric Industries. Partially offsetting these effects was weaker stock selection within Financials driven by London Stock Exchange. Industrials stock selection was also negative driven by WSP Global.
TOP PERFORMANCE CONTRIBUTORS
SK Hynix
is a South Korea–based artificial intelligence enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND, and the dominant leader in artificial intelligence (“AI”) memory. The stock appreciated to record highs through the first half of the year as tight memory supply conditions, improved pricing, and rising adoption of advanced high-bandwidth memory (HBM) products drove successive record quarterly results. Customer demand for HBM over the next several years is expected to exceed planned supply. During the period, SK Hynix announced a multi-year joint R&D partnership with Nvidia Corporation, which called SK Hynix its largest memory partner.
Sumitomo Electric Industries, Ltd.
is Japan’s largest wire and cable manufacturer and a global leader in automotive wiring harnesses, with a roughly 25–30% global market share. The share price has benefitted from increased demand for the company's fiber optic cables which are crucial for the power infrastructure needed by energy-intensive AI data centers.
TOP PERFORMANCE DETRACTORS
London Stock Exchange
(“LSE”) is a best-in-class diversified global market infrastructure and data company. The stock price has been weak this year as the market believes that LSE will be negatively impacted by AI, like many other data and software companies. Uncertainty can put multiples at risk, but we are not convinced that LSE is indeed negatively impacted by AI given its significant moats that are wide enough to defend the business or perhaps make LSE an AI beneficiary. We added to the position on share price weakness.
WSP Global
(“WSP”) is a leading engineering, design, and consulting services firm with a global reach. It is focused on projects in Transportation and Infrastructure, Power and Energy, Property and Buildings, and Earth and Environment. Despite solid earnings, the multiple has declined amid broader AI disruption concerns hitting engineering and professional-services firms. Specifically, the belief that WSP’s clients will demand fewer services because they can do more themselves with AI.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2026 (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $10,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
International Growth Fund Class N	16.62%	21.58%	2.98%	8.68%
MSCI All Country World ex-U.S. IMI (net)	13.05%	26.56%	8.44%	9.81%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,157,172
Number of portfolio holdings	169
Net advisory fees paid (in $000s)	$ 3,872
Portfolio turnover rate (six months)	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund,
representing
percentage of the
total
net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company Limited	5.3%
ASML Holding N.V.	3.3%
SK hynix Inc.	3.0%
Samsung Electronics Co., Ltd.	3.0%
AstraZeneca PLC	1.6%
Sumitomo Mitsui Financial Group, Inc.	1.3%
Safran	1.3%
Roche Holding AG	1.3%
Tokio Marine Holdings, Inc.	1.2%
UniCredit S.p.A.	1.2%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair International
Growth Fund
Class R6 / WBIRX
SEMI-ANNUAL SHAREHOLDER REPORT |
June
30,
2026
This semi-annual shareholder report contains important information about William Blair International Growth Fund Class R6 (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Growth Fund Class R6	$ 46	0.85%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 16.80% (net of fees) for the 6 months ended June 30, 2026. The Fund outperformed its benchmark, the MSCI All Country World ex-U.S. IMI (net), which returned 13.05%. The Fund's benchmark is also a broad measure of market performance.
The Fund’s outperformance versus the benchmark was driven by favorable allocation and stock selection effects. Within the Information Technology sector, the overweight allocation to semiconductors, specifically SK Hynix was beneficial. Consumer Discretionary stock selection was also favorable due to Sumitomo Electric Industries. Partially offsetting these effects was weaker stock selection within Financials driven by London Stock Exchange. Industrials stock selection was also negative driven by WSP Global.
TOP PERFORMANCE CONTRIBUTORS
SK Hynix
is a South Korea–based artificial intelligence enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND, and the dominant leader in artificial intelligence (“AI”) memory. The stock appreciated to record highs through the first half of the year as tight memory supply conditions, improved pricing, and rising adoption of advanced high-bandwidth memory (HBM) products drove successive record quarterly results. Customer demand for HBM over the next several years is expected to exceed planned supply. During the period, SK Hynix announced a multi-year joint R&D partnership with Nvidia Corporation, which called SK Hynix its largest memory partner.
Sumitomo Electric Industries, Ltd.
is Japan’s largest wire and cable manufacturer and a global leader in automotive wiring harnesses, with a roughly 25–30% global market share. The share price has benefitted from increased demand for the company's fiber optic cables which are crucial for the power infrastructure needed by energy-intensive AI data centers.
TOP PERFORMANCE DETRACTORS
London Stock Exchange
(“LSE”) is a best-in-class diversified global market infrastructure and data company. The stock price has been weak this year as the market believes that LSE will be negatively impacted by AI, like many other data and software companies. Uncertainty can put multiples at risk, but we are not convinced that LSE is indeed negatively impacted by AI given its significant moats that are wide enough to defend the business or perhaps make LSE an AI beneficiary. We added to the position on share price weakness.
WSP Global
(“WSP”) is a leading engineering, design, and consulting services firm with a global reach. It is focused on projects in Transportation and Infrastructure, Power and Energy, Property and Buildings, and Earth and Environment. Despite solid earnings, the multiple has declined amid broader AI disruption concerns hitting engineering and professional-services firms. Specifically, the belief that WSP’s clients will demand fewer services because they can do more themselves with AI.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2026 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	6 Months	1 Year	5 Years	Since Inception
International Growth Fund Class R6	16.80%	21.93%	3.30%	9.24%
MSCI All Country World ex-U.S. IMI (net)	13.05%	26.56%	8.44%	9.85%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,157,172
Number of portfolio holdings	169
Net advisory fees paid (in $000s)	$ 3,872
Portfolio turnover rate (six months)	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund,
representing
percentage of the total
net
assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company Limited	5.3%
ASML Holding N.V.	3.3%
SK hynix Inc.	3.0%
Samsung Electronics Co., Ltd.	3.0%
AstraZeneca PLC	1.6%
Sumitomo Mitsui Financial Group, Inc.	1.3%
Safran	1.3%
Roche Holding AG	1.3%
Tokio Marine Holdings, Inc.	1.2%
UniCredit S.p.A.	1.2%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Institutional
International Growth Fund
Institutional Class / WBIIX
SEMI-ANNUAL SHAREHOLDER REPORT |
June
30,
2026
This semi-annual shareholder report contains important information about William Blair Institutional International Growth Fund Institutional Class (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Institutional International Growth Fund	$ 46	0.85%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 16.64% (net of fees) for the 6 months ended June 30, 2026. The Fund outperformed its benchmark, the MSCI All Country World ex-U.S. IMI (net), which returned 13.05%. The Fund's benchmark is also a broad measure of market performance.
The Fund’s outperformance versus the benchmark was driven by favorable allocation and stock selection effects. Especially within the Information Technology sector, the overweight allocation to semiconductors, specifically SK Hynix was beneficial. Consumer Discretionary stock selection was also favorable due to Sumitomo Electric Industries, Ltd. Partially offsetting these effects was weaker stock selection within Financials driven by London Stock Exchange. Industrials stock selection was also negative driven by WSP Global.
TOP PERFORMANCE CONTRIBUTORS
SK Hynix
was a standout performer as the South Korean memory chipmaker and key enabler of artificial intelligence (“AI”) continued to deliver strong returns amid surging demand for high-bandwidth memory used in AI workloads. Continued demand for high-bandwidth memory chips amid an industry shortage has led to meaningful outperformance for stocks like SK Hynix, which is the dominant leader in AI memory.
Sumitomo Electric Industries, Ltd.
is Japan’s largest wire and cable manufacturer and a global leader in automotive wiring harnesses, with a roughly 25–30% global market share. The share price has benefitted from increased demand for the company's fiber optic cables which are crucial for the power infrastructure needed by energy-intensive AI data centers.
TOP PERFORMANCE DETRACTORS
London Stock Exchange
(“LSE”) is a best-in-class diversified global market infrastructure and data company. The stock price has been weak this year as the market believes that LSE will be negatively impacted by AI, like many other data and software companies. Uncertainty can put multiples at risk, but we are not convinced that LSE is indeed negatively impacted by AI given its significant moats that are wide enough to defend the business or perhaps make LSE an AI beneficiary. We added to the position on share price weakness.
WSP Global
(“WSP”) is a leading engineering, design, and consulting services firm with a global reach. It is focused on projects in Transportation and Infrastructure, Power and Energy, Property and Buildings, and Earth and Environment. Despite solid earnings, the multiple has declined amid broader AI disruption concerns hitting engineering and professional-services firms, specifically, the belief that WSP’s clients will demand fewer services because they can do more themselves with AI.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2026 (or for the life of the Fund, if shorter). It assumes a $5,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $5,000,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Institutional International Growth Fund	16.64%	21.72%	3.27%	9.09%
MSCI All Country World ex-U.S. IMI (net)	13.05%	26.56%	8.44%	9.81%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 766,621
Number of portfolio holdings	169
Net advisory fees paid (in $000s)	$ 2,935
Portfolio turnover rate (six months)	44%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund,
representing
percentage of the
total
net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company Limited	5.4%
ASML Holding N.V.	3.3%
SK hynix Inc.	3.1%
Samsung Electronics Co., Ltd.	3.0%
AstraZeneca PLC	1.6%
Sumitomo Mitsui Financial Group, Inc.	1.3%
Safran	1.3%
Roche Holding AG	1.3%
Tokio Marine Holdings, Inc.	1.2%
UniCredit S.p.A.	1.2%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair International
Small Cap Growth Fund
Class I / WISIX
SEMI-ANNUAL SHAREHOLDER REPORT |
June
30,
2026
This semi-annual shareholder report contains important information about William Blair International Small Cap Growth Fund Class I (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
You can find additional
information
about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Small Cap Growth Fund Class I	$ 58	1.10%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 10.46% (net of fees) for the 6 months ended June 30, 2026. The Fund outperformed its benchmark, the MSCI All Country World ex-U.S. Small Cap Index (net), which returned 9.10% and underperformed the MSCI All Country World ex-U.S. IMI (net), a broad measure of market performance, which returned 13.05%.
The Fund’s outperformance versus the benchmark was driven by favorable sector allocation and effects. Especially within the Information Technology sector, the overweight allocation to semiconductors and technology hardware, specifically Chroma ATE, Inc. was beneficial. Materials stock selection was also favorable due to Fuso Chemical Co., Ltd. Partially offsetting these effects was weaker stock selection within Financials driven by Rakuten Bank. Industrials stock selection was also negative driven by Kardex.
TOP PERFORMANCE CONTRIBUTORS
Chroma ATE, Inc.
manufactures and sells precision test and measurement equipment. The company has experienced exceptional growth from higher chip volumes, greater testing complexity, and longer testing times. The multiples expanded meaningfully on the back of exceptional earnings and upbeat outlooks. We trimmed our position amid profit-taking and extended valuation.
Fuso Chemical Co., Ltd.
is a Japanese specialty company viewed as a semiconductor materials company for its electronic materials business: primarily ultra-high-purity colloidal slurries used in CMP (chemical mechanical planarization), a critical consumable in semiconductor manufacturing.
TOP PERFORMANCE DETRACTORS
Rakuten Bank Ltd.
(“Rakuten Bank”) is Japan's largest pure-play internet bank and is part of the broader Rakuten Group ecosystem. Rather than relying on physical branches, it acquires customers through Rakuten's online marketplace, credit card business, securities platform, and loyalty-point ecosystem. We originally owned Rakuten Bank because it was a fast-growing online bank that stood to benefit from higher interest rates in Japan. However, the newly disclosed fintech reorganization materially worsens the investment case for Rakuten Bank minority shareholders. The key issue is that Rakuten Bank shareholders appear to be giving up a cleaner, faster-growing, more rate-sensitive banking asset in exchange for a broader financial conglomerate with lower growth, lower capital ratios, delayed synergy realization, and meaningful upfront EPS dilution. We exited the position in the second quarter.
Kardex
is the Swiss industrial company focused on warehouse automation and intralogistics. A growing aftermarket and a long runway for warehouse automation should support future growth. Kardex is highly cash generative and earns high returns on capital. The share price declined despite healthy orders and revenues, and the higher-margin Remstar business experienced a temporary slowdown in the U.S., creating negative operating leverage.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2026 (or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
International Small Cap Growth Fund Class I	10.46%	7.69%	-0.19%	6.32%
MSCI All Country World ex-U.S. IMI (net)	13.05%	26.56%	8.44%	9.81%
MSCI All Country World ex-U.S. Small Cap Index (net)	9.10%	19.83%	6.30%	9.10%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 138,172
Number of portfolio holdings	134
Net advisory fees paid (in $000s)	$ 519
Portfolio turnover rate (six months)	48%
Graphical Representation of Holdings
The tables below show the investment makeup of the
Fund
, representing
percentage
of the total net assets of the Fund.
Top Ten Holdings
Bufab AB	1.4%
Glanbia Public Limited Company	1.4%
SOL S.P.A.	1.3%
Definity Financial Corporation	1.3%
Asahi Intecc Co., Ltd.	1.3%
flatexDEGIRO SE	1.3%
Dassault Aviation	1.2%
Kokusai Electric Corporation	1.2%
Zegona Communications plc	1.1%
Renishaw plc	1.1%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other
communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair International
Small Cap Growth Fund
Class N / WISNX
SEMI-ANNUAL SHAREHOLDER
REPORT
|
June
30, 2026
This semi-annual shareholder report contains important information about William Blair International Small Cap Growth Fund Class N (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this
information
by contacting us at 1-800-742-7272.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Small Cap Growth Fund Class N	$ 71	1.35%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 10.25% (net of fees) for the 6 months ended June 30, 2026. The Fund outperformed its benchmark, the MSCI All Country World ex-U.S. Small Cap Index (net), which returned 9.10% and underperformed the MSCI All Country World ex-U.S. IMI (net), a broad measure of market performance, which returned 13.05%.
The Fund’s outperformance versus the benchmark was driven by favorable sector allocation and effects. Especially within the Information Technology sector, the overweight allocation to semiconductors and technology hardware, specifically Chroma ATE, Inc. was beneficial. Materials stock selection was also favorable due to Fuso Chemical Co., Ltd. Partially offsetting these effects was weaker stock selection within Financials driven by Rakuten Bank. Industrials stock selection was also negative driven by Kardex.
TOP PERFORMANCE CONTRIBUTORS
Chroma ATE, Inc.
manufactures and sells precision test and measurement equipment. The company has experienced exceptional growth from higher chip volumes, greater testing complexity, and longer testing times. The multiples expanded meaningfully on the back of exceptional earnings and upbeat outlooks. We trimmed our position amid profit-taking and extended valuation.
Fuso Chemical Co., Ltd.
is a Japanese specialty company viewed as a semiconductor materials company for its electronic materials business: primarily ultra-high-purity colloidal slurries used in CMP (chemical mechanical planarization), a critical consumable in semiconductor manufacturing.
TOP PERFORMANCE DETRACTORS
Rakuten Bank Ltd.
(“Rakuten Bank”) is Japan's largest pure-play internet bank and is part of the broader Rakuten Group ecosystem. Rather than relying on physical branches, it acquires customers through Rakuten's online marketplace, credit card business, securities platform, and loyalty-point ecosystem. We originally owned Rakuten Bank because it was a fast-growing online bank that stood to benefit from higher interest rates in Japan. However, the newly disclosed fintech reorganization materially worsens the investment case for Rakuten Bank minority shareholders. The key issue is that Rakuten Bank shareholders appear to be giving up a cleaner, faster-growing, more rate-sensitive banking asset in exchange for a broader financial conglomerate with lower growth, lower capital ratios, delayed synergy realization, and meaningful upfront EPS dilution. We exited the position in the second quarter.
Kardex
is the Swiss industrial company focused on warehouse automation and intralogistics. A growing aftermarket and a long runway for warehouse automation should support future growth. Kardex is highly cash generative and earns high returns on capital. The share price declined despite healthy orders and revenues, and the higher-margin Remstar business experienced a temporary slowdown in the U.S., creating negative operating leverage.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2026 (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $10,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
International Small Cap Growth Fund Class N	10.25%	7.40%	-0.45%	6.03%
MSCI All Country World ex-U.S. IMI (net)	13.05%	26.56%	8.44%	9.81%
MSCI All Country World ex-U.S. Small Cap Index (net)	9.10%	19.83%	6.30%	9.10%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 138,172
Number of portfolio holdings	134
Net advisory fees paid (in $000s)	$ 519
Portfolio turnover rate (six months)	48%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund,
representing
percentage of the
total
net assets of the Fund.
Top Ten Holdings
Bufab AB	1.4%
Glanbia Public Limited Company	1.4%
SOL S.P.A.	1.3%
Definity Financial Corporation	1.3%
Asahi Intecc Co., Ltd.	1.3%
flatexDEGIRO SE	1.3%
Dassault Aviation	1.2%
Kokusai Electric Corporation	1.2%
Zegona Communications plc	1.1%
Renishaw plc	1.1%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information
, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair International
Small Cap Growth Fund
Class R6 / WIISX
SEMI-ANNUAL S
HA
REHOLDER REPORT | J
une 3
0,
202
6
This semi-annual shareholder report contains important information about William Blair International Small Cap Growth Fund Class R6 (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
You can find
additional
information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Small Cap Growth Fund Class R6	$ 55	1.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 10.38% (net of fees) for the 6 months ended June 30, 2026. The Fund outperformed its benchmark, the MSCI All Country World ex-U.S. Small Cap Index (net), which returned 9.10% and underperformed the MSCI All Country World ex-U.S. IMI (net), a broad measure of market performance, which returned 13.05%.
The Fund’s outperformance versus the benchmark was driven by favorable sector allocation and effects. Especially within the Information Technology sector, the overweight allocation to semiconductors and technology hardware, specifically Chroma ATE, Inc. was beneficial. Materials stock selection was also favorable due to Fuso Chemical Co., Ltd. Partially offsetting these effects was weaker stock selection within Financials driven by Rakuten Bank. Industrials stock selection was also negative driven by Kardex.
TOP PERFORMANCE CONTRIBUTORS
Chroma ATE, Inc.
manufactures and sells precision test and measurement equipment. The company has experienced exceptional growth from higher chip volumes, greater testing complexity, and longer testing times. The multiples expanded meaningfully on the back of exceptional earnings and upbeat outlooks. We trimmed our position amid profit-taking and extended valuation.
Fuso Chemical Co., Ltd.
is a Japanese specialty company viewed as a semiconductor materials company for its electronic materials business: primarily ultra-high-purity colloidal slurries used in CMP (chemical mechanical planarization), a critical consumable in semiconductor manufacturing.
TOP PERFORMANCE DETRACTORS
Rakuten Bank Ltd.
(“Rakuten Bank”) is Japan's largest pure-play internet bank and is part of the broader Rakuten Group ecosystem. Rather than relying on physical branches, it acquires customers through Rakuten's online marketplace, credit card business, securities platform, and loyalty-point ecosystem. We originally owned Rakuten Bank because it was a fast-growing online bank that stood to benefit from higher interest rates in Japan. However, the newly disclosed fintech reorganization materially worsens the investment case for Rakuten Bank minority shareholders. The key issue is that Rakuten Bank shareholders appear to be giving up a cleaner, faster-growing, more rate-sensitive banking asset in exchange for a broader financial conglomerate with lower growth, lower capital ratios, delayed synergy realization, and meaningful upfront EPS dilution. We exited the position in the second quarter.
Kardex
is the Swiss industrial company focused on warehouse automation and intralogistics. A growing aftermarket and a long runway for warehouse automation should support future growth. Kardex is highly cash generative and earns high returns on capital. The share price declined despite healthy orders and revenues, and the higher-margin Remstar business experienced a temporary slowdown in the U.S., creating negative operating leverage.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2026 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
International Small Cap Growth Fund Class R6	10.38%	7.77%	-0.14%	6.40%
MSCI All Country World ex-U.S. IMI (net)	13.05%	26.56%	8.44%	9.81%
MSCI All Country World ex-U.S. Small Cap Index (net)	9.10%	19.83%	6.30%	9.10%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 138,172
Number of portfolio holdings	134
Net advisory fees paid (in $000s)	$ 519
Portfolio turnover rate (six months)	48%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund,
representing
percentage of the total net
assets
of the Fund.
Top Ten Holdings
Bufab AB	1.4%
Glanbia Public Limited Company	1.4%
SOL S.P.A.	1.3%
Definity Financial Corporation	1.3%
Asahi Intecc Co., Ltd.	1.3%
flatexDEGIRO SE	1.3%
Dassault Aviation	1.2%
Kokusai Electric Corporation	1.2%
Zegona Communications plc	1.1%
Renishaw plc	1.1%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses
, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Emerging Markets
Leaders Fund
Class I / WBELX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about William Blair Emerging Markets Leaders Fund Class I (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Leaders Fund Class I	$ 54	0.99%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 18.29% (net of fees) for the 6 months ended June 30, 2026. The Fund underperformed its benchmark, the MSCI Emerging Markets Index (net), which returned 23.85%. The Fund's benchmark is also a broad measure of market performance.
The Fund underperformed the MSCI Emerging Markets (net) Index during the year-to-date period, driven by a combination of stock selection and allocation effects. From a sector perspective, weaker stock selection within Industrials and Financials was the primary driver of relative returns. Additionally, an overweight and selection within Communication Services, such as online platforms weighed on relative returns. From a regional perspective, an overweight to India also detracted. Partly offsetting these impacts was strong stock selection within Information Technology (“IT”). The portfolio’s positioning in IT benefited from selection within semiconductors and the artificial intelligence (“AI”) hardware supply chain. Within Financials, rising risk-off sentiment following the Iran war renewed volatility in rates and currencies, weighing on emerging market banks. Nu Holdings and HDFC Bank were the primary detractors during the period.
TOP PERFORMANCE

CONTRIBUTORS
SK Hynix
is a South Korea–based AI enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND. The stock was a top contributor during the period as the company continued to benefit from robust demand for its leading-edge high-bandwidth memory products, which remain essential for AI servers and advanced computing applications.
Unimicron Technology Corporation
, a Taiwanese supplier of printed circuit boards and advanced ABF substrates used in high-performance computing and advanced semiconductor packaging, was a contributing factor to performance. Strength was supported by rising demand for advanced packaging solutions, tightening industry supply conditions, and increasing pricing power in ABF substrates.
Taiwan Semiconductor Manufacturing Company Limited
(“TSMC”) is the world’s dominant contract semiconductor manufacturer, commanding 70%-plus of global foundry market share and serving as the essential production hub for virtually every leading AI chip, including those designed by Nvidia Corporation, Apple Inc., Advanced Micro Devices, Inc.

and Broadcom Inc. The stock appreciated on continued demand for AI chips and an increase in TSMC’s capital expenditure guidance to meet that demand as the company continues to widen the gap with competitors at the leading edge and increased its growth rates for the next several years.
TOP PERFORMANCE DETRACTORS
Grab Holdings Limited
(“Grab”) is a leading super-app platform in Southeast Asia that provides on-demand mobility, food delivery, digital financial services, and logistics solutions. While the company continued to deliver healthy growth in mobility, delivery, and financial services, shares came under pressure following management's 2026 outlook, which was modestly below investor expectations. Concerns of softer consumer spending across Southeast Asia, resulting in tempered growth in Grab's core ride-hailing and delivery businesses, also weighed on performance. Grab emphasized its progress in building a resilient, tech-driven platform, with strong momentum in core services and financial products. We expect the company’s ability to grow in a challenging macro environment to continue, especially in Southeast Asia’s competitive on-demand space.
Nu Holdings Ltd.
(“Nu”), one of the largest digital banking platforms in Latin America, detracted from performance during the period. While the company continued to add customers and expand product adoption across its banking ecosystem, shares came under pressure as investors reacted to a slight miss to reported total revenue. More broadly, increased market volatility and a more cautious backdrop for emerging-market financials led to investor concern about credit quality and earnings sustainability. Despite these short-term headwinds, we continue to view Nu favorably given its low-cost operating model, strong customer acquisition engine, and long runway for growth across Brazil, Mexico, and Colombia.
HDFC Bank Ltd.
is one of the highest quality banking franchises in India, supported by a strong funding and capital base, disciplined underwriting, and consistently solid asset quality. The bank benefits from a well diversified retail and corporate lending franchise, a large low cost deposit base, and high recurring fee income, which together have enabled it to compound earnings through multiple credit cycles. Despite solid underlying fundamentals, the stock underperformed during the period, largely due to near-term net interest margin pressure, which remained below expectations, as well as a sentiment-driven derating within EM banks broadly.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2026

(or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Emerging Markets Leaders Fund Class I	18.29%	33.92%	2.11%	7.96%
MSCI Emerging Markets Index (net)	23.85%	43.51%	7.20%	10.07%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 103,815
Number of portfolio holdings	65
Net advisory fees paid (in $000s)	$ 299
Portfolio turnover rate (six months)	51%
Graphical Representation of
Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total
net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company Limited	17.4%
Samsung Electronics Co., Ltd.	6.3%
SK Square Co., Ltd.	4.9%
Tencent Holdings Limited	3.6%
Contemporary Amperex Technology Co.,Ltd.	3.0%
SK hynix Inc.	2.5%
Ase Technology Holding Co., Ltd.	1.8%
Bajaj Finance Limited	1.8%
HDFC Bank Limited	1.7%
Grupo Financiero Banorte, S.A.B. de C.V.	1.6%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In
order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same
residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Emerging Markets
Leaders Fund
Class N / WELNX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about William Blair Emerging Markets Leaders Fund Class N (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Leaders Fund Class N	$ 68	1.24%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 18.21% (net of fees) for the 6 months ended June 30, 2026. The Fund underperformed its benchmark, the MSCI Emerging Markets Index (net), which returned 23.85%. The Fund's benchmark is also a broad measure of market performance.
The Fund underperformed the MSCI Emerging Markets (net) Index during the year-to-date period, driven by a combination of stock selection and allocation effects. From a sector perspective, weaker stock selection within Industrials and Financials was the primary driver of relative returns. Additionally, an overweight and selection within Communication Services, such as online platforms weighed on relative returns. From a regional perspective, an overweight to India also detracted. Partly offsetting these impacts was strong stock selection within Information Technology (“IT”). The portfolio’s positioning in IT benefited from selection within semiconductors and the artificial intelligence (“AI”) hardware supply chain. Within Financials, rising risk-off sentiment following the Iran war renewed volatility in rates and currencies, weighing on emerging market banks. Nu Holdings and HDFC Bank were the primary detractors during the period.
TOP PERFORMANCE

CONTRIBUTORS
SK Hynix
is a South Korea–based AI enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND. The stock was a top contributor during the period as the company continued to benefit from robust demand for its leading-edge high-bandwidth memory products, which remain essential for AI servers and advanced computing applications.
Unimicron Technology Corporation
, a Taiwanese supplier of printed circuit boards and advanced ABF substrates used in high-performance computing and advanced semiconductor packaging, was a contributing factor to performance. Strength was supported by rising demand for advanced packaging solutions, tightening industry supply conditions, and increasing pricing power in ABF substrates.
Taiwan Semiconductor Manufacturing Company Limited
(“TSMC”) is the world’s dominant contract semiconductor manufacturer, commanding 70%-plus of global foundry market share and serving as the essential production hub for virtually every leading AI chip, including those designed by Nvidia Corporation, Apple Inc., Advanced Micro Devices, Inc.

and Broadcom Inc. The stock appreciated on continued demand for AI chips and an increase in TSMC’s capital expenditure guidance to meet that demand as the company continues to widen the gap with competitors at the leading edge and increased its growth rates for the next several years.
TOP PERFORMANCE DETRACTORS
Grab Holdings Limited
(“Grab”) is a leading super-app platform in Southeast Asia that provides on-demand mobility, food delivery, digital financial services, and logistics solutions. While the company continued to deliver healthy growth in mobility, delivery, and financial services, shares came under pressure following management's 2026 outlook, which was modestly below investor expectations. Concerns of softer consumer spending across Southeast Asia, resulting in tempered growth in Grab's core ride-hailing and delivery businesses, also weighed on performance. Grab emphasized its progress in building a resilient, tech-driven platform, with strong momentum in core services and financial products. We expect the company’s ability to grow in a challenging macro environment to continue, especially in Southeast Asia’s competitive on-demand space.
Nu Holdings Ltd.
(“Nu”), one of the largest digital banking platforms in Latin America, detracted from performance during the period. While the company continued to add customers and expand product adoption across its banking ecosystem, shares came under pressure as investors reacted to a slight miss to reported total revenue. More broadly, increased market volatility and a more cautious backdrop for emerging-market financials led to investor concern about credit quality and earnings sustainability. Despite these short-term headwinds, we continue to view Nu favorably given its low-cost operating model, strong customer acquisition engine, and long runway for growth across Brazil, Mexico, and Colombia.
HDFC Bank Ltd.
is one of the highest quality banking franchises in India, supported by a strong funding and capital base, disciplined underwriting, and consistently solid asset quality. The bank benefits from a well diversified retail and corporate lending franchise, a large low cost deposit base, and high recurring fee income, which together have enabled it to compound earnings through multiple credit cycles. Despite solid underlying fundamentals, the stock underperformed during the period, largely due to near-term net interest margin pressure, which remained below expectations, as well as a sentiment-driven derating within EM banks broadly.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2026 (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $10,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Emerging Markets Leaders Fund Class N	18.21%	33.50%	1.86%	7.68%
MSCI Emerging Markets Index (net)	23.85%	43.51%	7.20%	10.07%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 103,815
Number of portfolio holdings	65
Net advisory fees paid (in $000s)	$ 299
Portfolio turnover rate (six months)	51%
Graphical Representation of Holdings
The tables below show the investment makeup of the
Fund
, representing
percentage
of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company Limited	17.4%
Samsung Electronics Co., Ltd.	6.3%
SK Square Co., Ltd.	4.9%
Tencent Holdings Limited	3.6%
Contemporary Amperex Technology Co.,Ltd.	3.0%
SK hynix Inc.	2.5%
Ase Technology Holding Co., Ltd.	1.8%
Bajaj Finance Limited	1.8%
HDFC Bank Limited	1.7%
Grupo Financiero Banorte, S.A.B. de C.V.	1.6%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings
and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Emerging Markets
Leaders Fund
Class R6 / WELIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about William Blair Emerging Markets Leaders Fund Class R6 (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Leaders Fund Class R6	$ 51	0.94%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 18.32% (net of fees) for the 6 months ended June 30, 2026. The Fund underperformed its benchmark, the MSCI Emerging Markets Index (net), which returned 23.85%. The Fund's benchmark is also a broad measure of market performance.
The Fund underperformed the MSCI Emerging Markets (net) Index during the year-to-date period, driven by a combination of stock selection and allocation effects. From a sector perspective, weaker stock selection within Industrials and Financials was the primary driver of relative returns. Additionally, an overweight and selection within Communication Services, such as online platforms weighed on relative returns. From a regional perspective, an overweight to India also detracted. Partly offsetting these impacts was strong stock selection within Information Technology (“IT”). The portfolio’s positioning in IT benefited from selection within semiconductors and the artificial intelligence (“AI”) hardware supply chain. Within Financials, rising risk-off sentiment following the Iran war renewed volatility in rates and currencies, weighing on emerging market banks. Nu Holdings and HDFC Bank were the primary detractors during the period.
TOP PERFORMANCE

CONTRIBUTORS
SK Hynix
is a South Korea–based AI enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND. The stock was a top contributor during the period as the company continued to benefit from robust demand for its leading-edge high-bandwidth memory products, which remain essential for AI servers and advanced computing applications.
Unimicron Technology Corporation
, a Taiwanese supplier of printed circuit boards and advanced ABF substrates used in high-performance computing and advanced semiconductor packaging, was a contributing factor to performance. Strength was supported by rising demand for advanced packaging solutions, tightening industry supply conditions, and increasing pricing power in ABF substrates.
Taiwan Semiconductor Manufacturing Company Limited
(“TSMC”) is the world’s dominant contract semiconductor manufacturer, commanding 70%-plus of global foundry market share and serving as the essential production hub for virtually every leading AI chip, including those designed by Nvidia Corporation, Apple Inc., Advanced Micro Devices, Inc.

and Broadcom Inc. The stock appreciated on continued demand for AI chips and an increase in TSMC’s capital expenditure guidance to meet that demand as the company continues to widen the gap with competitors at the leading edge and increased its growth rates for the next several years.
TOP PERFORMANCE DETRACTORS
Grab Holdings Limited
(“Grab”) is a leading super-app platform in Southeast Asia that provides on-demand mobility, food delivery, digital financial services, and logistics solutions. While the company continued to deliver healthy growth in mobility, delivery, and financial services, shares came under pressure following management's 2026 outlook, which was modestly below investor expectations. Concerns of softer consumer spending across Southeast Asia, resulting in tempered growth in Grab's core ride-hailing and delivery businesses, also weighed on performance. Grab emphasized its progress in building a resilient, tech-driven platform, with strong momentum in core services and financial products. We expect the company’s ability to grow in a challenging macro environment to continue, especially in Southeast Asia’s competitive on-demand space.
Nu Holdings Ltd.
(“Nu”), one of the largest digital banking platforms in Latin America, detracted from performance during the period. While the company continued to add customers and expand product adoption across its banking ecosystem, shares came under pressure as investors reacted to a slight miss to reported total revenue. More broadly, increased market volatility and a more cautious backdrop for emerging-market financials led to investor concern about credit quality and earnings sustainability. Despite these short-term headwinds, we continue to view Nu favorably given its low-cost operating model, strong customer acquisition engine, and long runway for growth across Brazil, Mexico, and Colombia.
HDFC Bank Ltd.
is one of the highest quality banking franchises in India, supported by a strong funding and capital base, disciplined underwriting, and consistently solid asset quality. The bank benefits from a well diversified retail and corporate lending franchise, a large low cost deposit base, and high recurring fee income, which together have enabled it to compound earnings through multiple credit cycles. Despite solid underlying fundamentals, the stock underperformed during the period, largely due to near-term net interest margin pressure, which remained below expectations, as well as a sentiment-driven derating within EM banks broadly.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2026 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Emerging Markets Leaders Fund Class R6	18.32%	33.81%	2.15%	8.00%
MSCI Emerging Markets Index (net)	23.85%	43.51%	7.20%	10.07%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 103,815
Number of portfolio holdings	65
Net advisory fees paid (in $000s)	$ 299
Portfolio turnover rate (six months)	51%
Graphical Representation of
Holdings
The tables below show the investment makeup of the Fund,
representing
percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company Limited	17.4%
Samsung Electronics Co., Ltd.	6.3%
SK Square Co., Ltd.	4.9%
Tencent Holdings Limited	3.6%
Contemporary Amperex Technology Co.,Ltd.	3.0%
SK hynix Inc.	2.5%
Ase Technology Holding Co., Ltd.	1.8%
Bajaj Finance Limited	1.8%
HDFC Bank Limited	1.7%
Grupo Financiero Banorte, S.A.B. de C.V.	1.6%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional
information
about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Emerging Markets
Growth Fund
Class I / WBEIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about William Blair Emerging Markets Growth Fund Class I (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Growth Fund Class I	$ 58	0.99%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 35.04% (net of fees) for the 6 months ended June 30, 2026. The Fund outperformed its benchmark, the MSCI Emerging Markets IMI (net), which returned 22.41%. The Fund's benchmark is also a broad measure of market performance.
Outperformance versus the MSCI Emerging Markets IMI (net) year-to-date was driven primarily by strong results in the second quarter. From a sector perspective, the outperformance was driven by strong stock selection within Information Technology (“IT”) and Industrials. Partially offsetting these positive effects was the negative allocation effect from the overweight to Industrials and Communication Services. Within IT, a number of AI-related semiconductor and electronic component holdings were among the largest contributors to relative performance.
TOP PERFORMANCE CONTRIBUTORS
SK Hynix
, a South Korea–based artificial intelligence (“AI”) enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND, and the dominant leader in AI memory, benefited from sustained strength in high-bandwidth memory demand driven by AI servers, supporting continued earnings momentum and pricing power.
Taiwan Semiconductor Manufacturing Company
, the world’s dominant contract semiconductor manufacturer, contributed meaningfully as robust demand for leading-edge chips used in AI and high-performance computing applications supported revenue growth and margin resilience.
SK Square
, a Korean investment holding company with substantial exposure to SK Hynix, was one of the largest individual contributors as investors increasingly recognized the value of its semiconductor-related assets amid the AI-driven memory upcycle.
TOP PERFORMANCE DETRACTORS
Alibaba Group Holding Limited
, a Chinese multinational technology company specializing in e-commerce, retail, internet, and technology, was a notable detractor as slowing domestic e-commerce growth and elevated spending on quick commerce, food delivery, and artificial intelligence (“AI”) investments pressured earnings and free cash flow expectations.
Tencent Holdings Ltd.
is China's dominant technology conglomerate, operating WeChat, the country's indispensable super app with roughly 1.3 billion users spanning messaging, payments, and short video, alongside the world's largest gaming business. The stock was the largest detractor from relative performance. While the company's core gaming, advertising, and payments businesses remained fundamentally healthy, investor concerns around rising AI-related investment spending, increased capital expenditures, and uncertainty regarding the timing of monetization weighed on the shares.
Bharti Airtel
is the second-largest telecom operator in the duopoly Indian market, with strong subscriber share in a consolidated wireless market. While the outlook for growth had improved on declining capital expenditures alongside improving regulatory and competitive dynamics, the stock declined with Indian equities broadly, as higher oil prices and new U.S. tariffs on Indian goods drove foreign outflows and pressured the market's premium multiples.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2026

(or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Emerging Markets Growth Fund Class I	35.04%	54.80%	5.19%	11.26%
MSCI Emerging Markets IMI (net)	22.41%	40.30%	7.17%	9.98%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,172,788
Number of portfolio holdings	133
Net advisory fees paid (in $000s)	$ 4,654
Portfolio turnover rate (six months)	39%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund,
representing
percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company Limited	18.1%
SK Square Co., Ltd.	8.8%
Samsung Electronics Co., Ltd.	4.3%
SK hynix Inc.	4.1%
Tencent Holdings Limited	2.5%
Delta Electronics, Inc.	2.0%
Samsung Life Insurance Co., Ltd.	1.6%
MediaTek Inc.	1.5%
Capitec Bank Holdings Limited	1.3%
Contemporary Amperex Technology Co.,Ltd.	1.3%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, fin ancial informatio
n, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Emerging Markets
Growth Fund
Class N / WBENX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about William Blair Emerging Markets Growth Fund Class N (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Growth Fund Class N	$ 73	1.24%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 34.83% (net of fees) for the 6 months ended June 30, 2026. The Fund outperformed its benchmark, the MSCI Emerging Markets IMI (net), which returned 22.41%. The Fund's benchmark is also a broad measure of market performance.
Outperformance versus the MSCI Emerging Markets IMI (net) year-to-date was driven primarily by strong results in the second quarter. From a sector perspective, the outperformance was driven by strong stock selection within Information Technology (“IT”) and Industrials. Partially offsetting these positive effects was the negative allocation effect from the overweight to Industrials and Communication Services. Within IT, a number of AI-related semiconductor and electronic component holdings were among the largest contributors to relative performance.
TOP PERFORMANCE CONTRIBUTORS
SK Hynix
, a South Korea–based artificial intelligence (“AI”) enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND, and the dominant leader in AI memory, benefited from sustained strength in high-bandwidth memory demand driven by AI servers, supporting continued earnings momentum and pricing power.
Taiwan Semiconductor Manufacturing Company
, the world’s dominant contract semiconductor manufacturer, contributed meaningfully as robust demand for leading-edge chips used in AI and high-performance computing applications supported revenue growth and margin resilience.
SK Square
, a Korean investment holding company with substantial exposure to SK Hynix, was one of the largest individual contributors as investors increasingly recognized the value of its semiconductor-related assets amid the AI-driven memory upcycle.
TOP PERFORMANCE DETRACTORS
Alibaba Group Holding Limited
, a Chinese multinational technology company specializing in e-commerce, retail, internet, and technology, was a notable detractor as slowing domestic e-commerce growth and elevated spending on quick commerce, food delivery, and artificial intelligence (“AI”) investments pressured earnings and free cash flow expectations.
Tencent Holdings Ltd.
is China's dominant technology conglomerate, operating WeChat, the country's indispensable super app with roughly 1.3 billion users spanning messaging, payments, and short video, alongside the world's largest gaming business. The stock was the largest detractor from relative performance. While the company's core gaming, advertising, and payments businesses remained fundamentally healthy, investor concerns around rising AI-related investment spending, increased capital expenditures, and uncertainty regarding the timing of monetization weighed on the shares.
Bharti Airtel
is the second-largest telecom operator in the duopoly Indian market, with strong subscriber share in a consolidated wireless market. While the outlook for growth had improved on declining capital expenditures alongside improving regulatory and competitive dynamics, the stock declined with Indian equities broadly, as higher oil prices and new U.S. tariffs on Indian goods drove foreign outflows and pressured the market's premium multiples.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2026 (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $10,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Emerging Markets Growth Fund Class N	34.83%	54.39%	4.92%	10.98%
MSCI Emerging Markets IMI (net)	22.41%	40.30%	7.17%	9.98%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,172,788
Number of portfolio holdings	133
Net advisory fees paid (in $000s)	$ 4,654
Portfolio turnover rate (six months)	39%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage
of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company Limited	18.1%
SK Square Co., Ltd.	8.8%
Samsung Electronics Co., Ltd.	4.3%
SK hynix Inc.	4.1%
Tencent Holdings Limited	2.5%
Delta Electronics, Inc.	2.0%
Samsung Life Insurance Co., Ltd.	1.6%
MediaTek Inc.	1.5%
Capitec Bank Holdings Limited	1.3%
Contemporary Amperex Technology Co.,Ltd.	1.3%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information a
bout the F
und such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Emerging Markets
Growth Fund
Class R6 / BIEMX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about William Blair Emerging Markets Growth Fund Class R6 (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Growth Fund Class R6	$ 55	0.94%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 35.11% (net of fees) for the 6 months ended June 30, 2026. The Fund outperformed its benchmark, the MSCI Emerging Markets IMI (net), which returned 22.41%. The Fund's benchmark is also a broad measure of market performance.
Outperformance versus the MSCI Emerging Markets IMI (net) year-to-date was driven primarily by strong results in the second quarter. From a sector perspective, the outperformance was driven by strong stock selection within Information Technology (“IT”) and Industrials. Partially offsetting these positive effects was the negative allocation effect from the overweight to Industrials and Communication Services. Within IT, a number of AI-related semiconductor and electronic component holdings were among the largest contributors to relative performance.
TOP PERFORMANCE CONTRIBUTORS
SK Hynix
, a South Korea–based artificial intelligence (“AI”) enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND, and the dominant leader in AI memory, benefited from sustained strength in high-bandwidth memory demand driven by AI servers, supporting continued earnings momentum and pricing power.
Taiwan Semiconductor Manufacturing Company
, the world’s dominant contract semiconductor manufacturer, contributed meaningfully as robust demand for leading-edge chips used in AI and high-performance computing applications supported revenue growth and margin resilience.
SK Square
, a Korean investment holding company with substantial exposure to SK Hynix, was one of the largest individual contributors as investors increasingly recognized the value of its semiconductor-related assets amid the AI-driven memory upcycle.
TOP PERFORMANCE DETRACTORS
Alibaba Group Holding Limited
, a Chinese multinational technology company specializing in e-commerce, retail, internet, and technology, was a notable detractor as slowing domestic e-commerce growth and elevated spending on quick commerce, food delivery, and artificial intelligence (“AI”) investments pressured earnings and free cash flow expectations.
Tencent Holdings Ltd.
is China's dominant technology conglomerate, operating WeChat, the country's indispensable super app with roughly 1.3 billion users spanning messaging, payments, and short video, alongside the world's largest gaming business. The stock was the largest detractor from relative performance. While the company's core gaming, advertising, and payments businesses remained fundamentally healthy, investor concerns around rising AI-related investment spending, increased capital expenditures, and uncertainty regarding the timing of monetization weighed on the shares.
Bharti Airtel
is the second-largest telecom operator in the duopoly Indian market, with strong subscriber share in a consolidated wireless market. While the outlook for growth had improved on declining capital expenditures alongside improving regulatory and competitive dynamics, the stock declined with Indian equities broadly, as higher oil prices and new U.S. tariffs on Indian goods drove foreign outflows and pressured the market's premium multiples.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2026 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Emerging Markets Growth Fund Class R6	35.11%	54.98%	5.25%	11.34%
MSCI Emerging Markets IMI (net)	22.41%	40.30%	7.17%	9.98%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,172,788
Number of portfolio holdings	133
Net advisory fees paid (in $000s)	$ 4,654
Portfolio turnover rate (six months)	39%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund,
representing
percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company Limited	18.1%
SK Square Co., Ltd.	8.8%
Samsung Electronics Co., Ltd.	4.3%
SK hynix Inc.	4.1%
Tencent Holdings Limited	2.5%
Delta Electronics, Inc.	2.0%
Samsung Life Insurance Co., Ltd.	1.6%
MediaTek Inc.	1.5%
Capitec Bank Holdings Limited	1.3%
Contemporary Amperex Technology Co.,Ltd.	1.3%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectu
s, financial i
nformation, holdings and proxy voting information
at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Emerging Markets
ex China Growth Fund
Class I / WXCIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about William Blair Emerging Markets ex China Growth Fund Class I (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets ex China Growth Fund Class I	$ 63	0.99%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 53.38% (net of fees) for the 6 months ended June 30, 2026. The Fund outperformed its benchmark, the MSCI Emerging Markets ex-China IMI (net), which returned 35.25%. The Fund's benchmark is also a broad measure of market performance.
Outperformance versus the MSCI Emerging Markets ex-China IMI (net) year-to-date was driven primarily by strong relative performance in the second quarter. From a sector perspective, strong stock selection within Industrials and Information Technology (“IT”) coupled with the overweight allocation to IT and the underweight to Materials, Energy and Consumer Staples bolstered results. Partially offsetting these positive effects was weak stock selection within Consumer Discretionary and Materials, as well as the overweight allocation to Industrials.
TOP PERFORMANCE CONTRIBUTORS
SK Square
, a Korean investment holding company with significant exposure to SK Hynix, was the most notable contributor during the year-to-date period. Shares benefited from the continued appreciation in SK Hynix as AI-driven demand for high-bandwidth memory remained exceptionally strong, while first-quarter results from its key underlying holding reinforced confidence in earnings and cash-flow generation.
LS Electric
, a Korean provider of power equipment and automation solutions, contributed to relative results amid strong first-quarter results supported by growing demand for transformers, grid infrastructure, and data-center-related power equipment. In addition, management highlighted a robust order backlog and continued momentum tied to electrification and AI-related power investment.
SK Hynix
is a South Korea–based artificial intelligence enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND, and the dominant leader in AI memory. The stock was a leading contributor as continued strength in high-bandwidth memory demand, tight supply conditions, and rising AI-related capital spending drove earnings upgrades and supported strong share-price performance.
TOP PERFORMANCE DETRACTORS
Sea Ltd
was the largest detractor as investors became increasingly focused on slowing e-commerce growth and the continued need for reinvestment across logistics, marketing, and digital financial services, which tempered expectations for margin expansion.
MercadoLibre, Inc.
also weighed on results as concerns around increasing competitive intensity and management's willingness to accelerate spending to defend market share led investors to reassess the near-term balance between growth and profitability.
Naspers Limited
detracted to a lesser extent, reflecting weakness in its dominant underlying holding, Tencent Holdings Ltd., as investors focused on rising artificial intelligence (“AI”)-related investment spending, margin implications, and the uncertain timing of returns from those investments.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2026

(or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	6 Months	1 Year	Since Inception
Emerging Markets ex China Growth Fund Class I	53.38%	80.97%	27.79%
MSCI Emerging Markets ex-China IMI (net)	35.25%	56.45%	22.38%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 103,898
Number of portfolio holdings	107
Net advisory fees paid (in $000s)	$ 173
Portfolio turnover rate (six months)	57%
Graphical Representation of
Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets
of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company Limited	11.4%
Samsung Electronics Co., Ltd.	6.5%
Samsung Electro-Mechanics Co., Ltd.	3.8%
SK Square Co., Ltd.	3.5%
SK hynix Inc.	3.3%
Delta Electronics, Inc.	1.7%
Unimicron Technology Corp.	1.7%
Accton Technology Corporation	1.7%
Lotes Co., Ltd.	1.5%
MediaTek Inc.	1.4%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In
order
to
reduce
expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Emerging Markets
ex China Growth Fund
Class R6 / WXCRX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about William Blair Emerging Markets ex China Growth Fund Class R6 (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets ex China Growth Fund Class R6	$ 60	0.94%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 53.40% (net of fees) for the 6 months ended June 30, 2026. The Fund outperformed its benchmark, the MSCI Emerging Markets ex-China IMI (net), which returned 35.25%. The Fund's benchmark is also a broad measure of market performance.
Outperformance versus the MSCI Emerging Markets ex-China IMI (net) year-to-date was driven primarily by strong relative performance in the second quarter. From a sector perspective, strong stock selection within Industrials and Information Technology (“IT”) coupled with the overweight allocation to IT and the underweight to Materials, Energy and Consumer Staples bolstered results. Partially offsetting these positive effects was weak stock selection within Consumer Discretionary and Materials, as well as the overweight allocation to Industrials.
TOP PERFORMANCE CONTRIBUTORS
SK Square
, a Korean investment holding company with significant exposure to SK Hynix, was the most notable contributor during the year-to-date period. Shares benefited from the continued appreciation in SK Hynix as AI-driven demand for high-bandwidth memory remained exceptionally strong, while first-quarter results from its key underlying holding reinforced confidence in earnings and cash-flow generation.
LS Electric
, a Korean provider of power equipment and automation solutions, contributed to relative results amid strong first-quarter results supported by growing demand for transformers, grid infrastructure, and data-center-related power equipment. In addition, management highlighted a robust order backlog and continued momentum tied to electrification and AI-related power investment.
SK Hynix
is a South Korea–based artificial intelligence enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND, and the dominant leader in AI memory. The stock was a leading contributor as continued strength in high-bandwidth memory demand, tight supply conditions, and rising AI-related capital spending drove earnings upgrades and supported strong share-price performance.
TOP PERFORMANCE DETRACTORS
Sea Ltd
was the largest detractor as investors became increasingly focused on slowing e-commerce growth and the continued need for reinvestment across logistics, marketing, and digital financial services, which tempered expectations for margin expansion.
MercadoLibre, Inc.
also weighed on results as concerns around increasing competitive intensity and management's willingness to accelerate spending to defend market share led investors to reassess the near-term balance between growth and profitability.
Naspers Limited
detracted to a lesser extent, reflecting weakness in its dominant underlying holding, Tencent Holdings Ltd., as investors focused on rising artificial intelligence (“AI”)-related investment spending, margin implications, and the uncertain timing of returns from those investments.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2026 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	6 Months	1 Year	Since Inception
Emerging Markets ex China Growth Fund Class R6	53.40%	81.01%	27.87%
MSCI Emerging Markets ex-China IMI (net)	35.25%	56.45%	22.38%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 103,898
Number of portfolio holdings	107
Net advisory fees paid (in $000s)	$ 173
Portfolio turnover rate (six months)	57%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company Limited	11.4%
Samsung Electronics Co., Ltd.	6.5%
Samsung Electro-Mechanics Co., Ltd.	3.8%
SK Square Co., Ltd.	3.5%
SK hynix Inc.	3.3%
Delta Electronics, Inc.	1.7%
Unimicron Technology Corp.	1.7%
Accton Technology Corporation	1.7%
Lotes Co., Ltd.	1.5%
MediaTek Inc.	1.4%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like
to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Emerging Markets

Small Cap Growth Fund
Class I
/
BESIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about William Blair Emerging Markets Small Cap Growth Fund Class I (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Small Cap Growth Fund Class I	$ 64	1.15%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 21.23% (net of fees) for the 6 months ended June 30, 2026. The Fund outperformed its benchmark, the MSCI Emerging Markets Small Cap Index (net), which returned 12.89% and underperformed the MSCI Emerging Markets IMI (net), a broad measure of market performance, which returned 22.41%.
Outperformance versus the MSCI Emerging Markets Small Cap Index (net) year-to-date was driven primarily by strong stock selection within Industrials, Information Technology (“IT”), and Financials coupled with the positive effect from the underweight allocation to consumer and Health Care.

Partially offsetting these positive effects was weak stock selection within Materials and Utilities, well as negative effects from the portfolio's underweight allocation to IT and overweight positioning in Financials.
TOP PERFORMANCE CONTRIBUTORS
LS Electric Co. Ltd.
, a South Korean manufacturer of electrical power equipment and industrial automation solutions, benefited from accelerating investment in grid infrastructure, electrification, and power-related equipment, supporting strong earnings momentum throughout the period.
Guangdong Dtech Technology Co., Ltd.
, a Chinese company primarily engaged in the research and development, manufacturing and sales of CNC tools, contributed meaningfully as demand remained robust across advanced manufacturing end markets and the company continued to deliver strong operational execution.
C Sun Manufacturing
, a Taiwanese provider of automation equipment used in electronics and semiconductor production, benefited from growing capital spending across advanced manufacturing and semiconductor end markets.
TOP PERFORMANCE DETRACTORS
National Aluminum
, one of India's largest integrated aluminum producers, detracted as aluminum prices and investor sentiment toward cyclical commodity producers weakened during the period.
Pan African Resources
, a South African precious metals producer, weighed on results as investors rotated away from gold-related equities despite continued operational execution and supportive long-term commodity fundamentals.
Cia de Saneamento de Minas Gerais (Copasa)
, a Brazilian water and sanitation utility, detracted as investors became more cautious on the regulatory and earnings outlook following a period of strong performance.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2026 (or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Emerging Markets Small Cap Growth Fund Class I	21.23%	32.38%	6.02%	9.45%
MSCI Emerging Markets IMI (net)	22.41%	40.30%	7.17%	9.98%
MSCI Emerging Markets Small Cap Index (net)	12.89%	20.89%	7.16%	9.48%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 422,408
Number of portfolio holdings	154
Net advisory fees paid (in $000s)	$ 1,829
Portfolio turnover rate (six months)	139%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Acutaas Chemicals Limited	1.6%
Kiatnakin Phatra Bank Public Company Limited	1.6%
PriceSmart, Inc.	1.5%
Acter Group Corporation Limited	1.5%
Grand Process Technology Corporation	1.5%
Kinik Company	1.5%
Marketech International Corp.	1.4%
GE Vernova T&D India Limited	1.4%
Optima bank SA	1.4%
L&K Engineering Co., Ltd.	1.3%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In
order
to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Emerging Markets
Small Cap Growth Fund
Class N / WESNX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about William Blair Emerging Markets Small Cap Growth Fund Class N (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Small Cap Growth Fund Class N	$ 77	1.40%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 21.06% (net of fees) for the 6 months ended June 30, 2026. The Fund outperformed its benchmark, the MSCI Emerging Markets Small Cap Index (net), which returned 12.89% and underperformed the MSCI Emerging Markets IMI (net), a broad measure of market performance, which returned 22.41%.
Outperformance versus the MSCI Emerging Markets Small Cap Index (net) year-to-date was driven primarily by strong stock selection within Industrials, Information Technology (“IT”), and Financials coupled with the positive effect from the underweight allocation to consumer and Health Care.

Partially offsetting these positive effects was weak stock selection within Materials and Utilities, well as negative effects from the portfolio's underweight allocation to IT and overweight positioning in Financials.
TOP PERFORMANCE CONTRIBUTORS
LS Electric Co. Ltd.
, a South Korean manufacturer of electrical power equipment and industrial automation solutions, benefited from accelerating investment in grid infrastructure, electrification, and power-related equipment, supporting strong earnings momentum throughout the period.
Guangdong Dtech Technology Co., Ltd.
, a Chinese company primarily engaged in the research and development, manufacturing and sales of CNC tools, contributed meaningfully as demand remained robust across advanced manufacturing end markets and the company continued to deliver strong operational execution.
C Sun Manufacturing
, a Taiwanese provider of automation equipment used in electronics and semiconductor production, benefited from growing capital spending across advanced manufacturing and semiconductor end markets.
TOP PERFORMANCE DETRACTORS
National Aluminum
, one of India's largest integrated aluminum producers, detracted as aluminum prices and investor sentiment toward cyclical commodity producers weakened during the period.
Pan African Resources
, a South African precious metals producer, weighed on results as investors rotated away from gold-related equities despite continued operational execution and supportive long-term commodity fundamentals.
Cia de Saneamento de Minas Gerais (Copasa)
, a Brazilian water and sanitation utility, detracted as investors became more cautious on the regulatory and earnings outlook following a period of strong performance.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2026 (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $10,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Emerging Markets Small Cap Growth Fund Class N	21.06%	32.02%	5.76%	9.16%
MSCI Emerging Markets IMI (net)	22.41%	40.30%	7.17%	9.98%
MSCI Emerging Markets Small Cap Index (net)	12.89%	20.89%	7.16%	9.48%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 422,408
Number of portfolio holdings	154
Net advisory fees paid (in $000s)	$ 1,829
Portfolio turnover rate (six months)	139%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the
Fund.
Top Ten Holdings
Acutaas Chemicals Limited	1.6%
Kiatnakin Phatra Bank Public Company Limited	1.6%
PriceSmart, Inc.	1.5%
Acter Group Corporation Limited	1.5%
Grand Process Technology Corporation	1.5%
Kinik Company	1.5%
Marketech International Corp.	1.4%
GE Vernova T&D India Limited	1.4%
Optima bank SA	1.4%
L&K Engineering Co., Ltd.	1.3%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would
like
to
receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Emerging Markets
Small Cap Growth Fund
Class R6 / WESJX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about William Blair Emerging Markets Small Cap Growth Fund Class R6 (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Small Cap Growth Fund Class R6	$ 61	1.10%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 21.29% (net of fees) for the 6 months ended June 30, 2026. The Fund outperformed its benchmark, the MSCI Emerging Markets Small Cap Index (net), which returned 12.89% and underperformed the MSCI Emerging Markets IMI (net), a broad measure of market performance, which returned 22.41%.
Outperformance versus the MSCI Emerging Markets Small Cap Index (net) year-to-date was driven primarily by strong stock selection within Industrials, Information Technology (“IT”), and Financials coupled with the positive effect from the underweight allocation to consumer and Health Care.

Partially offsetting these positive effects was weak stock selection within Materials and Utilities, well as negative effects from the portfolio's underweight allocation to IT and overweight positioning in Financials.
TOP PERFORMANCE CONTRIBUTORS
LS Electric Co. Ltd.
, a South Korean manufacturer of electrical power equipment and industrial automation solutions, benefited from accelerating investment in grid infrastructure, electrification, and power-related equipment, supporting strong earnings momentum throughout the period.
Guangdong Dtech Technology Co., Ltd.
, a Chinese company primarily engaged in the research and development, manufacturing and sales of CNC tools, contributed meaningfully as demand remained robust across advanced manufacturing end markets and the company continued to deliver strong operational execution.
C Sun Manufacturing
, a Taiwanese provider of automation equipment used in electronics and semiconductor production, benefited from growing capital spending across advanced manufacturing and semiconductor end markets.
TOP PERFORMANCE DETRACTORS
National Aluminum
, one of India's largest integrated aluminum producers, detracted as aluminum prices and investor sentiment toward cyclical commodity producers weakened during the period.
Pan African Resources
, a South African precious metals producer, weighed on results as investors rotated away from gold-related equities despite continued operational execution and supportive long-term commodity fundamentals.
Cia de Saneamento de Minas Gerais (Copasa)
, a Brazilian water and sanitation utility, detracted as investors became more cautious on the regulatory and earnings outlook following a period of strong performance.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2026 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Emerging Markets Small Cap Growth Fund Class R6	21.29%	32.46%	6.08%	9.52%
MSCI Emerging Markets IMI (net)	22.41%	40.30%	7.17%	9.98%
MSCI Emerging Markets Small Cap Index (net)	12.89%	20.89%	7.16%	9.48%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 422,408
Number of portfolio holdings	154
Net advisory fees paid (in $000s)	$ 1,829
Portfolio turnover rate (six months)	139%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Acutaas Chemicals Limited	1.6%
Kiatnakin Phatra Bank Public Company Limited	1.6%
PriceSmart, Inc.	1.5%
Acter Group Corporation Limited	1.5%
Grand Process Technology Corporation	1.5%
Kinik Company	1.5%
Marketech International Corp.	1.4%
GE Vernova T&D India Limited	1.4%
Optima bank SA	1.4%
L&K Engineering Co., Ltd.	1.3%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-
742
-7272.
Householding
In
order
to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair China Growth Fund
Class I / WICGX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about William Blair China Growth Fund Class I (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
China Growth Fund Class I	$ 53	0.99%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 16.08% (net of fees) for the 6 months ended June 30, 2026. The Fund outperformed its benchmark, the MSCI China All Shares Index (net), which returned -5.05%. The Fund's benchmark is also a broad measure of market performance.
Outperformance versus the MSCI China All Shares Index (net) year-to-date was driven primarily by strong results in the second quarter. From a sector perspective, the outperformance was driven by strong stock selection within Information Technology (“IT”) as well as Industrials and Health Care to a lesser extent. The overweight allocation to IT and underweight to consumer sectors also helped relative performance. Partially offsetting these positive effects was weak stock selection within Consumer Discretionary coupled with the overweight allocation to Communication Services and Energy exposure.
TOP PERFORMANCE CONTRIBUTORS
Knowledge Atlas Technology
, a leading provider of AI-powered education and learning solutions, was among the largest individual contributors as strong adoption of AI-enabled products and growing investor enthusiasm surrounding China's AI ecosystem drove exceptional share-price performance.
Gigadevice Semiconductor Inc.
is a leading global fabless supplier dedicated to developing advanced memory technologies, microcontrollers, sensor, analog products and solutions. The stock contributed significantly, benefiting from increasing demand for memory and microcontroller products, improving earnings expectations, and growing confidence in China's domestic semiconductor supply chain.
Beijing Huafeng Test & Control
, a supplier of semiconductor testing equipment, performed strongly amid accelerating investment in domestic semiconductor capacity and rising demand for advanced testing solutions
TOP PERFORMANCE DETRACTORS
Alibaba Group Holding Limited
, a Chinese multinational technology company specializing in e-commerce, retail, Internet, and technology, was the largest detractor following weaker-than-expected results as softer domestic commerce trends, margin pressure from ongoing investment in quick commerce and local services, and elevated spending on AI infrastructure weighed on investor sentiment. While cloud and AI-related demand remained encouraging, investors focused on weaker near-term profitability and free cash flow trends.
Pop Mart
, a Chinese toy company known for selling collectible toys and figurines, detracted despite continued strong operational execution. Following an extended period of exceptional share-price performance, investors became increasingly sensitive to valuation levels and the sustainability of growth expectations.
Atour Lifestyle Holdings Limited
(“Atour”) is a lifestyle group in China that operates both hospitality and retail businesses. Atour weighed on relative performance amid concerns around softer consumer spending trends and moderating travel demand growth expectations.

Fund Performance
The
following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2026

(or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	6 Months	1 Year	Since Inception
China Growth Fund Class I	16.08%	29.57%	-5.04%
MSCI China All Shares Index (net)	-5.05%	9.54%	-1.44%
Keep in mind that the Fund’s
past
performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 2,406
Number of portfolio holdings	53
Net advisory fees paid (in $000s)	$ 0
Portfolio turnover rate (six months)	38%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage
of
the
total net assets of the Fund.
Top Ten Holdings
Tencent Holdings Limited	8.4%
Alibaba Group Holding Limited	5.3%
Zhongji Innolight Co., Ltd.	4.7%
Eoptolink Technology Inc., Ltd.	4.5%
GigaDevice Semiconductor Inc.	4.0%
Contemporary Amperex Technology Co.,Ltd.	4.0%
WUS Printed Circuit (Kunshan) Co., Ltd.	3.9%
Beijing Huafeng Test & Control Technology Co., Ltd.	3.8%
Yuanjie Semiconductor Technology Co., Ltd.	3.4%
Knowledge Atlas Technology Joint Stock Company Limited	3.4%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair China Growth Fund
Class R6 / WRCGX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about William Blair China Growth Fund Class R6 (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
China Growth Fund Class R6	$ 51	0.94%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 16.00% (net of fees) for the 6 months ended June 30, 2026. The Fund outperformed its benchmark, the MSCI China All Shares Index (net), which returned -5.05%. The Fund's benchmark is also a broad measure of market performance.
Outperformance versus the MSCI China All Shares Index (net) year-to-date was driven primarily by strong results in the second quarter. From a sector perspective, the outperformance was driven by strong stock selection within Information Technology (“IT”) as well as Industrials and Health Care to a lesser extent. The overweight allocation to IT and underweight to consumer sectors also helped relative performance. Partially offsetting these positive effects was weak stock selection within Consumer Discretionary coupled with the overweight allocation to Communication Services and Energy exposure.
TOP PERFORMANCE CONTRIBUTORS
Knowledge Atlas Technology
, a leading provider of AI-powered education and learning solutions, was among the largest individual contributors as strong adoption of AI-enabled products and growing investor enthusiasm surrounding China's AI ecosystem drove exceptional share-price performance.
Gigadevice Semiconductor Inc.
is a leading global fabless supplier dedicated to developing advanced memory technologies, microcontrollers, sensor, analog products and solutions. The stock contributed significantly, benefiting from increasing demand for memory and microcontroller products, improving earnings expectations, and growing confidence in China's domestic semiconductor supply chain.
Beijing Huafeng Test & Control
, a supplier of semiconductor testing equipment, performed strongly amid accelerating investment in domestic semiconductor capacity and rising demand for advanced testing solutions
TOP PERFORMANCE DETRACTORS
Alibaba Group Holding Limited
, a Chinese multinational technology company specializing in e-commerce, retail, Internet, and technology, was the largest detractor following weaker-than-expected results as softer domestic commerce trends, margin pressure from ongoing investment in quick commerce and local services, and elevated spending on AI infrastructure weighed on investor sentiment. While cloud and AI-related demand remained encouraging, investors focused on weaker near-term profitability and free cash flow trends.
Pop Mart
, a Chinese toy company known for selling collectible toys and figurines, detracted despite continued strong operational execution. Following an extended period of exceptional share-price performance, investors became increasingly sensitive to valuation levels and the sustainability of growth expectations.
Atour Lifestyle Holdings Limited
(“Atour”) is a lifestyle group in China that operates both hospitality and retail businesses. Atour weighed on relative performance amid concerns around softer consumer spending trends and moderating travel demand growth expectations.

Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2026 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which
is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	6 Months	1 Year	Since Inception
China Growth Fund Class R6	16.00%	29.60%	-5.08%
MSCI China All Shares Index (net)	-5.05%	9.54%	-1.44%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 2,406
Number of portfolio holdings	53
Net advisory fees paid (in $000s)	$ 0
Portfolio turnover rate (six months)	38%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings Limited	8.4%
Alibaba Group Holding Limited	5.3%
Zhongji Innolight Co., Ltd.	4.7%
Eoptolink Technology Inc., Ltd.	4.5%
GigaDevice Semiconductor Inc.	4.0%
Contemporary Amperex Technology Co.,Ltd.	4.0%
WUS Printed Circuit (Kunshan) Co., Ltd.	3.9%
Beijing Huafeng Test & Control Technology Co., Ltd.	3.8%
Yuanjie Semiconductor Technology Co., Ltd.	3.4%
Knowledge Atlas Technology Joint Stock Company Limited	3.4%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In
order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like
to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Emerging Markets
Debt Fund
Class I / WEDIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about William Blair Emerging Markets Debt Fund Class I (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Debt Fund Class I	$ 36	0.70%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 5.25% (net of fees) for the 6 months ended June 30, 2026. The Fund outperformed its benchmark, the JPMorgan Emerging Markets Bond Index (EMBI) Global Diversified Index (the "Index"), which returned 3.32% and outperformed the Bloomberg Global Aggregate Index, a broad measure of market performance, which returned -0.21%.
Positive contributions came from all three “beta buckets” (or risk categories), particularly the high-beta (higher-risk) bucket. Both security selection and country allocation contributed positively to performance year-to-date.
Higher-Risk Countries
In
Venezuela
, our overweight position generated outperformance. Bonds extended their post-Maduro-capture rally into mid-May, after Caracas launched a formal process to restructure their external debt. Sentiment reversed at the end of June, however, as two devastating earthquakes dented Venezuela’s economy, and will likely delay the debt restructuring process. We believe that Venezuela is likely going to require more U.S. and multilateral support.

We believe there is potential for a near-term solution, based on momentum within the Venezuela Creditor Committee, the Venezuelan government, and the U.S. government toward resolving the country's outstanding debt restructuring issues.
In
Argentina
, our overweight position outperformed on expectations of sustained fiscal prudence and continued foreign-exchange reserve accumulation by the central bank. Spreads continued to tighten after Fitch and S&P upgraded Argentina’s credit ratings to B- during the second quarter of 2026.
In
Pakistan
, our underweight position at the long end of Pakistan's USD sovereign curve detracted from performance during the quarter. We had reduced exposure to longer duration bonds due to concerns over the country's vulnerability to the economic and fiscal consequences of the Iran conflict. However, Pakistani sovereign bonds rebounded sharply following the ceasefire memorandum of understanding reached between the United States and Iran, leading to a reversal of some of the earlier weakness and weighing on relative performance.
In
Ukraine
, we lost a little in security selection relative to the benchmark as we had a higher allocation to the lower beta bonds in a period of very strong returns for the country. We believe that the market is pricing too high a probability of a near term end to the conflict.
Medium-Risk Countries
Turkey
was weak relative to peers in the second quarter given its reliance on energy prices and its geographic position in the Middle East. Both an underweight cash position relative to the benchmark and the high yield on our local currency issue helped us generate performance in this market year-to-date.
In
Romania
, our underweight position contributed to performance year-to-date. Romania has large twin deficits and was widely seen by the markets as addressing these concerns with an ambitious fiscal consolidation program. However, the collapse of the coalition government has forced investors to reassess the effectiveness and timeliness of the fiscal adjustment. We benefited from positioning in this market with our euro denominated bonds outperforming their U.S. dollar counterparts.
In
Brazil
, our exposure to local currency bonds generated outperformance in the first half of the year on the back of currency appreciation and policy rate cuts. However, our selective corporate positions in the energy and metals sectors detracted from performance. Corporate credits in Brazil oversaw higher volatility, particularly in the high-yield space this year.
In
Bosnia and Herzegovina
, our small off-benchmark position was little changed in price terms over the second quarter but failed to keep pace with the wider market recovery. Weak demand from the Eurozone and higher inflation led to lower growth forecasts, while the size of a recent eurobond issuance added to supply. We believe this story remains a good differentiator to the fund and would like to see the EU accession momentum return to unlock current value.
Lower-Risk Countries
In
Saudi Arabia
, our underweight position contributed to performance in the second quarter. Saudi Arabia has been challenged by rising regional tensions that have taken the edge off their economic expansion and diversifications plans. Issuance remains high, keeping a floor on spreads even in generally favorable market conditions. Security selection was a driver of performance with our bonds, including corporates significantly outperforming benchmark peers.
In
China
, our underweight position in spread duration across Chinese sovereign and quasi sovereign bonds contributed positively to fund performance. While the broader emerging markets debt market generated strong spread returns, Chinese sovereign and quasi sovereign spreads remained largely unchanged, resulting in relative outperformance.
In
Peru
, our exposure in select corporates detracted from performance. Peru's June 7th runoff election produced an extremely tight result, with right-wing market-friendly Keiko Fujimori eventually winning. As her win was not officially confirmed prior to the end of the second quarter, the election had little impact on sovereign spreads during the period.
In
Macau
, our exposure in a Macau gaming company underperformed the broader benchmark, as spreads stayed relatively stable while spreads in other sovereign credits compressed more. Fundamentals remain strong and offer a relatively stable source of carry.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2026 (or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	6 Months	1 Year	5 Years	Since Inception
Emerging Markets Debt Fund Class I	5.25%	14.57%	4.28%	4.27%
Bloomberg Global Aggregate Index	-0.21%	0.62%	-1.55%	-1.68%
JPMorgan Emerging Markets Bond Index (EMBI) Global Diversified Index	3.32%	11.78%	2.58%	2.72%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 82,534
Number of portfolio holdings	253
Net advisory fees paid (in $000s)	$ 112
Portfolio turnover rate (six months)	67%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. Credit quality designations range from AAA (highest) to D (lowest). Credit quality ratings on underlying securities are received from S&P and Moody’s which are converted to the equivalent S&P major rating category for presentation purposes only.
Top Ten Holdings
Argentine Republic Government International Bond	3.8%
Egypt Government International Bond	2.6%
Ecuador Government International Bond	2.1%
Paraguay Government International Bond	2.0%
Turkiye Government International Bond	2.0%
Dominican Republic International Bond	1.9%
Romanian Government International Bond	1.8%
Petroleos de Venezuela SA	1.8%
Petroleos Mexicanos	1.8%
Bahrain Government International Bond	1.7%
Geographic Diversification
Credit Quality
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In
order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Emerging Markets
Debt Fund
Class R6 / WEDRX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about William Blair Emerging Markets Debt Fund Class R6 (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Debt Fund Class R6	$ 33	0.65%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 5.28% (net of fees) for the 6 months ended June 30, 2026. The Fund outperformed its benchmark, the JPMorgan Emerging Markets Bond Index (EMBI) Global Diversified Index (the "Index"), which returned 3.32% and outperformed the Bloomberg Global Aggregate Index, a broad measure of market performance, which returned -0.21%.
Positive contributions came from all three “beta buckets” (or risk categories), particularly the high-beta (higher-risk) bucket. Both security selection and country allocation contributed positively to performance year-to-date.
Higher-Risk Countries
In
Venezuela
, our overweight position generated outperformance. Bonds extended their post-Maduro-capture rally into mid-May, after Caracas launched a formal process to restructure their external debt. Sentiment reversed at the end of June, however, as two devastating earthquakes dented Venezuela’s economy, and will likely delay the debt restructuring process. We believe that Venezuela is likely going to require more U.S. and multilateral support.

We believe there is potential for a near-term solution, based on momentum within the Venezuela Creditor Committee, the Venezuelan government, and the U.S. government toward resolving the country's outstanding debt restructuring issues.
In
Argentina
, our overweight position outperformed on expectations of sustained fiscal prudence and continued foreign-exchange reserve accumulation by the central bank. Spreads continued to tighten after Fitch and S&P upgraded Argentina’s credit ratings to B- during the second quarter of 2026.
In
Pakistan
, our underweight position at the long end of Pakistan's USD sovereign curve detracted from performance during the quarter. We had reduced exposure to longer duration bonds due to concerns over the country's vulnerability to the economic and fiscal consequences of the Iran conflict. However, Pakistani sovereign bonds rebounded sharply following the ceasefire memorandum of understanding reached between the United States and Iran, leading to a reversal of some of the earlier weakness and weighing on relative performance.
In
Ukraine
, we lost a little in security selection relative to the benchmark as we had a higher allocation to the lower beta bonds in a period of very strong returns for the country. We believe that the market is pricing too high a probability of a near term end to the conflict.
Medium-Risk Countries
Turkey
was weak relative to peers in the second quarter given its reliance on energy prices and its geographic position in the Middle East. Both an underweight cash position relative to the benchmark and the high yield on our local currency issue helped us generate performance in this market year-to-date.
In
Romania
, our underweight position contributed to performance year-to-date. Romania has large twin deficits and was widely seen by the markets as addressing these concerns with an ambitious fiscal consolidation program. However, the collapse of the coalition government has forced investors to reassess the effectiveness and timeliness of the fiscal adjustment. We benefited from positioning in this market with our euro denominated bonds outperforming their U.S. dollar counterparts.
In
Brazil
, our exposure to local currency bonds generated outperformance in the first half of the year on the back of currency appreciation and policy rate cuts. However, our selective corporate positions in the energy and metals sectors detracted from performance. Corporate credits in Brazil oversaw higher volatility, particularly in the high-yield space this year.
In
Bosnia and Herzegovina
, our small off-benchmark position was little changed in price terms over the second quarter but failed to keep pace with the wider market recovery. Weak demand from the Eurozone and higher inflation led to lower growth forecasts, while the size of a recent eurobond issuance added to supply. We believe this story remains a good differentiator to the fund and would like to see the EU accession momentum return to unlock current value.
Lower-Risk Countries
In
Saudi Arabia
, our underweight position contributed to performance in the second quarter. Saudi Arabia has been challenged by rising regional tensions that have taken the edge off their economic expansion and diversifications plans. Issuance remains high, keeping a floor on spreads even in generally favorable market conditions. Security selection was a driver of performance with our bonds, including corporates significantly outperforming benchmark peers.
In
China
, our underweight position in spread duration across Chinese sovereign and quasi sovereign bonds contributed positively to fund performance. While the broader emerging markets debt market generated strong spread returns, Chinese sovereign and quasi sovereign spreads remained largely unchanged, resulting in relative outperformance.
In
Peru
, our exposure in select corporates detracted from performance. Peru's June 7th runoff election produced an extremely tight result, with right-wing market-friendly Keiko Fujimori eventually winning. As her win was not officially confirmed prior to the end of the second quarter, the election had little impact on sovereign spreads during the period.
In
Macau
, our exposure in a Macau gaming company underperformed the broader benchmark, as spreads stayed relatively stable while spreads in other sovereign credits compressed more. Fundamentals remain strong and offer a relatively stable source of carry.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2026 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	6 Months	1 Year	5 Years	Since Inception
Emerging Markets Debt Fund Class R6	5.28%	14.64%	4.34%	4.33%
Bloomberg Global Aggregate Index	-0.21%	0.62%	-1.55%	-1.68%
JPMorgan Emerging Markets Bond Index (EMBI) Global Diversified Index	3.32%	11.78%	2.58%	2.72%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 82,534
Number of portfolio holdings	253
Net advisory fees paid (in $000s)	$ 112
Portfolio turnover rate (six months)	67%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. Credit quality designations range from AAA (highest) to D (lowest). Credit quality ratings on underlying securities are received from S&P and Moody’s which are converted to the equivalent S&P major rating category for presentation purposes only.
Top Ten Holdings
Argentine Republic Government International Bond	3.8%
Egypt Government International Bond	2.6%
Ecuador Government International Bond	2.1%
Paraguay Government International Bond	2.0%
Turkiye Government International Bond	2.0%
Dominican Republic International Bond	1.9%
Romanian Government International Bond	1.8%
Petroleos de Venezuela SA	1.8%
Petroleos Mexicanos	1.8%
Bahrain Government International Bond	1.7%
Geographic Diversification
Credit Quality
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days
after
receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS

Item 2.    Code of Ethics

Not applicable to this filing.

Item 3.    Audit Committee Financial Expert

Not applicable to this filing.

Item 4.    Principal Accountant Fees and Services

Not applicable to this filing.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to this Registrant, insofar as the Registrant is not a listed company.

Item 6.    Schedule of Investments.

(a) The complete Schedule of Investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7.    Financial Statements and Financial Highlights for Open-End Management Investment Companies.

June 30, 2026

William Blair Funds
Semi-Annual Financial Statements and Other Information

This report is submitted for the general information of the shareholders of William Blair Funds. It is not authorized for distribution to prospective Fund investors unless accompanied or preceded by the Fund’s prospectus. Please carefully consider a Fund’s investment objectives, risks, charges, and expenses before investing. This and other information is contained in the Fund’s prospectus, which you may obtain by calling 1-800-742-7272. Read it carefully before you invest or send money.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Growth Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—54.4%
*	Advanced Micro Devices, Inc.	14,506	$8,427
*	Agilysys, Inc.	11,958	1,250
	Amphenol Corporation	27,419	4,834
	Apple Inc.	35,316	10,219
	Applied Materials, Inc.	14,658	10,598
	Broadcom Inc.	27,733	10,476
*	Cadence Design Systems, Inc.	13,882	5,210
*	Circle Internet Group, Inc.	10,994	689
*	CrowdStrike Holdings, Inc.	4,207	3,210
*	Diebold Nixdorf, Incorporated	13,736	1,168
*	Dynatrace, Inc.	45,930	2,017
*	Everpure, Inc.	25,660	2,022
	Intuit Inc.	4,573	1,194
	Micron Technology, Inc.	4,629	5,343
	Microsoft Corporation	27,969	10,433
	Motorola Solutions, Inc.	4,261	1,770
	NVIDIA Corporation	149,367	29,887
	Oracle Corporation	21,183	3,104
*	PDF Solutions, Inc.	35,149	2,488
	Seagate Technology Holdings Public Limited Company	4,399	4,245
*	Snowflake Inc.	11,419	2,906
*	Synaptics Incorporated	13,640	1,694
			123,184
	Communication Services—15.4%
	Alphabet Inc.—Class A	68,422	24,452
	Meta Platforms, Inc.	15,239	8,584
*	Space Exploration Technologies Corp.	10,257	1,753
			34,789
	Industrials—8.5%
	C.H. Robinson Worldwide, Inc.	7,202	1,356
*	Copart, Inc.	39,358	1,109
	Donaldson Company, Inc.	12,527	1,125
*	Dpc Holdings Ltd PLC	10,448	513
	General Electric Company	12,637	4,723
	Hammond Power Solutions Inc.†	3,872	943
	Lincoln Electric Holdings, Inc.	5,141	1,365
	Mueller Industries, Inc.	15,983	1,965
	Primoris Services Corporation	13,894	1,377
	Regal Rexnord Corporation	7,957	1,895
	Terex Corporation	13,064	946
	TransUnion	27,090	1,954
			19,271
	Health Care—6.2%
	Agilent Technologies, Inc.	21,841	2,901
*	GeneDx Holdings Corp.	15,156	1,040
*	HealthEquity, Inc.	11,860	1,071
*	IDEXX Laboratories, Inc.	2,557	1,346
*	Merit Medical Systems, Inc.	14,932	1,035
*	Twist Bioscience Corporation	18,838	1,938
	UnitedHealth Group Incorporated	5,143	2,138
	West Pharmaceutical Services, Inc.	7,213	2,590
			14,059
	Consumer Discretionary—4.7%
*	Amazon.com, Inc.	14,477	3,451
	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Consumer Discretionary—(continued)
	BorgWarner Inc.	35,212	$2,338
*	Champion Homes, Inc.	5,246	462
*	Rush Street Interactive, Inc.	45,399	1,350
	The TJX Companies, Inc.	15,417	2,336
	Wingstop Inc.	4,181	725
			10,662
	Financials—4.2%
	Evercore Inc.	5,469	1,868
	Mastercard Incorporated	8,735	4,486
*	The Baldwin Insurance Group, Inc.	38,379	1,020
	The Carlyle Group Inc.	53,152	2,238
			9,612
	Consumer Staples—2.4%
	Casey's General Stores, Inc.	2,331	1,853
	Primo Brands Corporation	65,449	1,599
	Walmart Inc.	17,023	1,928
			5,380
	Energy—1.6%
	Cameco Corporation†	36,613	3,729
	Materials—0.9%
	Quaker Chemical Corporation	7,195	1,143
	Sylvamo Corporation	24,753	936
			2,079
	Total Common Stocks—98.3% (cost $166,787)		222,765

Repurchase Agreements
Fixed Income Clearing Corporation, 1.150% dated 06/30/26, due 07/01/26, repurchase price $3,161, collateralized by U.S. Treasury Note, 1.375%, due 10/31/2028, valued at $3,224	$3,161	3,161
Total Repurchase Agreements—1.4% (cost $3,161)		3,161
Total Investments—99.7% (cost $169,948)		225,926
Cash and other assets, less liabilities—0.3%		608
Net Assets—100.0%		$226,534

PLC	Public Limited Company

*	Non-income producing security
†	U.S. listed foreign security
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Growth Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)
As of June 30, 2026, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$222,765	$—	$—	$222,765
Repurchase Agreements	—	3,161	—	3,161
Total Investments in Securities	$222,765	$3,161	$—	$225,926
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Large Cap Growth Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—52.2%
*	Advanced Micro Devices, Inc.	104,180	$60,519
	Amphenol Corporation	241,310	42,548
	Apple Inc.	498,810	144,336
	Applied Materials, Inc.	79,580	57,536
	Broadcom Inc.	315,140	119,044
*	Cadence Design Systems, Inc.	29,570	11,098
*	CrowdStrike Holdings, Inc.	39,960	30,495
	Intuit Inc.	18,082	4,719
*	Keysight Technologies, Inc.	11,640	4,075
	Microsoft Corporation	323,470	120,661
	NVIDIA Corporation	1,328,080	265,736
	Seagate Technology Holdings Public Limited Company	29,680	28,641
*	ServiceNow, Inc.	246,720	24,494
*	Snowflake Inc.	134,040	34,113
	Texas Instruments Incorporated	51,440	15,333
			963,348
	Communication Services—14.0%
	Alphabet Inc.—Class A	471,540	168,514
	Meta Platforms, Inc.	142,210	80,106
*	Space Exploration Technologies Corp.	51,339	8,772
			257,392
	Consumer Discretionary—8.3%
*	Amazon.com, Inc.	316,140	75,349
*	Cava Group Inc.	187,410	14,708
*	Chipotle Mexican Grill, Inc.	505,850	17,199
	Marriott International, Inc.	49,150	18,214
*	O'Reilly Automotive, Inc.	300,240	27,649
			153,119
	Industrials—7.6%
	C.H. Robinson Worldwide, Inc.	156,320	29,441
*	Copart, Inc.	488,390	13,768
	Curtiss-Wright Corporation	13,150	9,965
	General Electric Company	121,630	45,457
	Mueller Industries, Inc.	79,290	9,747
	TransUnion	268,440	19,365
	Verisk Analytics, Inc.	70,390	12,637
			140,380
	Health Care—6.1%
	Agilent Technologies, Inc.	196,207	26,062
*	IDEXX Laboratories, Inc.	47,440	24,974
	UnitedHealth Group Incorporated	90,175	37,480
	West Pharmaceutical Services, Inc.	64,830	23,274
			111,790
	Financials—5.1%
	Mastercard Incorporated	140,970	72,402
	The Carlyle Group Inc.	535,347	22,544
			94,946
	Consumer Staples—4.6%
	Casey's General Stores, Inc.	18,600	14,783
	Costco Wholesale Corporation	31,410	29,383
*	Monster Beverage Corporation	413,780	39,773
			83,939
Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Materials—2.5%
Linde Public Limited Company†	58,580	$30,399
Martin Marietta Materials, Inc.	28,070	16,188
		46,587
Total Common Stocks—100.4% (cost $1,220,440)		1,851,501

Repurchase Agreements
Fixed Income Clearing Corporation, 1.150% dated 06/30/26, due 07/01/26, repurchase price $13,146, collateralized by U.S. Treasury Note, 4.125%, due 06/15/2029, valued at $13,408	$13,145	13,145
Total Repurchase Agreements—0.7% (cost $13,145)		13,145
Total Investments—101.1% (cost $1,233,585)		1,864,646
Liabilities, plus cash and other assets—(1.1)%		(19,845)
Net Assets—100.0%		$1,844,801

*	Non-income producing security
†	U.S. listed foreign security
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Large Cap Growth Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)
As of June 30, 2026, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,851,501	$—	$—	$1,851,501
Repurchase Agreements	—	13,145	—	13,145
Total Investments in Securities	$1,851,501	$13,145	$—	$1,864,646
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Mid Cap Value Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Industrials—18.4%
*	Alaska Air Group, Inc.	538	$28
	Allegion plc†	181	25
	Allison Transmission Holdings, Inc.	247	28
*	CACI International Inc.	49	23
	Donaldson Company, Inc.	341	30
	Dover Corporation	128	29
	J.B. Hunt Transport Services, Inc.	89	26
*	Kirby Corporation	204	28
	Knight-Swift Transportation Holdings Inc.	295	23
	The Timken Company	312	45
			285
	Financials—18.4%
*	Arch Capital Group Ltd.†	256	25
	East West Bancorp, Inc.	238	31
	Everest Group, Ltd.	79	28
	Huntington Bancshares Incorporated	1,586	28
	Jefferies Financial Group Inc.	474	24
	KKR & Co. Inc.	252	23
	State Street Corporation	190	32
	The Carlyle Group Inc.	461	19
	The Hartford Insurance Group, Inc.	182	24
*	WEX Inc.	168	24
	Willis Towers Watson Public Limited Company†	99	26
			284
	Information Technology—15.4%
*	Check Point Software Technologies Ltd.†	125	16
	Cognizant Technology Solutions Corporation	213	8
*	Flex Ltd.	400	65
	Hewlett Packard Enterprise Company	1,142	52
	Jabil Inc.	88	34
	STMicroelectronics N.V.†	843	63
			238
	Materials—8.6%
	CEMEX S.A.B de C.V ADR	2,004	24
	Crown Holdings, Inc.	219	24
	Element Solutions Inc	858	41
	International Paper Company	631	24
	Royal Gold, Inc.	99	20
			133
	Real Estate—8.1%
	Camden Property Trust	156	18
	Healthpeak Properties, Inc.	1,144	24
	Host Hotels & Resorts, Inc.	1,247	30
	Regency Centers Corporation	383	31
	VICI Properties Inc.	878	23
			126
	Health Care—7.7%
	Cencora, Inc.	65	19
	Encompass Health Corporation	220	22
*	Globus Medical, Inc.	430	34
*	Icon Public Limited Company†	143	25
	Labcorp Holdings Inc.	69	19
			119
	Issuer	Shares	Value
	Common Stocks—(continued)
	Utilities—6.1%
	Entergy Corporation	322	$37
	NiSource Inc.	600	28
	PPL Corporation	788	29
			94
	Energy—5.4%
	Devon Energy Corporation	260	11
	Diamondback Energy, Inc.	84	15
	Expand Energy Corporation	166	15
	Permian Resources Corporation	671	12
	Phillips 66	177	30
			83
	Consumer Staples—4.8%
	Ingredion Incorporated	141	13
	Molson Coors Beverage Company	420	16
	Tyson Foods, Inc.	263	15
*	US Foods Holding Corp.	289	30
			74
	Consumer Discretionary—3.9%
	Brunswick Corporation	281	24
	Toll Brothers, Inc.	225	37
			61
	Total Common Stocks—96.8% (cost $1,091)		1,497
	Total Investments—96.8% (cost $1,091)		1,497
	Cash and other assets, less liabilities—3.2%		49
	Net Assets—100.0%		$1,546

ADR	American Depositary Receipt
PLC	Public Limited Company

*	Non-income producing security
†	U.S. listed foreign security
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Mid Cap Value Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)
As of June 30, 2026, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,497	$—	$—	$1,497
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Small-Mid Cap Core Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Industrials—24.1%
*	APi Group Corporation	42,032	$1,780
	Applied Industrial Technologies, Inc.	11,397	3,854
	BWX Technologies, Inc.	13,704	2,667
	Carpenter Technology Corporation	7,222	4,455
	Curtiss-Wright Corporation	4,697	3,559
*	Dpc Holdings Ltd PLC	12,334	605
*	Dycom Industries, Inc.	6,516	3,294
	Flowserve Corporation	41,861	3,104
*	Forgent Power Solutions, Inc.	62,884	3,513
	JBT Marel Corporation	25,376	3,680
*	Karman Holdings Inc.	25,546	1,275
	Kennametal Inc.	50,214	1,760
	Knight-Swift Transportation Holdings Inc.	57,201	4,454
	Lincoln Electric Holdings, Inc.	11,321	3,006
	Mueller Industries, Inc.	21,253	2,613
	nVent Electric PLC†	18,841	3,196
	Owens Corning	13,865	2,204
	Primoris Services Corporation	12,069	1,196
	Regal Rexnord Corporation	13,706	3,265
	Terex Corporation	35,730	2,587
	The Timken Company	19,722	2,866
	TransUnion	37,778	2,725
	UL Solutions Inc.	31,112	3,169
			64,827
	Information Technology—16.7%
*	Akamai Technologies, Inc.	37,111	4,387
*	Applied Optoelectronics, Inc.	11,901	1,763
	Bentley Systems, Incorporated	95,238	2,847
*	Circle Internet Group, Inc.	20,898	1,309
*	Diebold Nixdorf, Incorporated	52,747	4,485
*	Dynatrace, Inc.	61,065	2,681
*	Everpure, Inc.	57,258	4,511
*	F5, Inc.	11,387	4,736
	Littelfuse, Inc.	7,141	3,251
*	Onto Innovation Inc.	6,704	2,537
*	OSI Systems, Inc.	15,147	3,313
	Power Integrations, Inc.	36,177	3,030
*	Synaptics Incorporated	27,149	3,373
	Vishay Intertechnology, Inc.	50,031	2,691
			44,914
	Financials—12.9%
	Atlantic Union Bankshares Corporation	68,096	2,881
	Banner Corporation	50,388	3,348
	East West Bancorp, Inc.	25,990	3,355
	Everest Group, Ltd.†	12,746	4,553
*	Lincoln International, Inc.	11,149	266
	Marex Group plc†	58,080	3,540
	National Bank Holdings Corporation	71,926	3,196
	Old National Bancorp	147,088	3,810
	Perella Weinberg Partners	84,081	1,342
*	The Baldwin Insurance Group, Inc.	132,096	3,511
	The Carlyle Group Inc.	69,317	2,919
	TPG Inc.	46,710	1,894
			34,615
	Issuer	Shares	Value
	Common Stocks—(continued)
	Health Care—11.6%
	Encompass Health Corporation	23,895	$2,415
*	GeneDx Holdings Corp.	24,537	1,685
*	Halozyme Therapeutics, Inc.	41,798	3,272
*	HealthEquity, Inc.	35,145	3,174
*	Integer Holdings Corporation	32,512	3,038
*	Jazz Pharmaceuticals Public Limited Company	12,098	2,915
*	Merit Medical Systems, Inc.	44,806	3,107
*	Repligen Corporation	13,647	1,862
*	Twist Bioscience Corporation	34,791	3,579
*	Veracyte, Inc.	38,097	2,237
*	Vericel Corporation	84,909	3,778
			31,062
	Consumer Discretionary—10.1%
*	Birkenstock Holding plc	73,194	3,149
	BorgWarner Inc.	83,015	5,512
*	Champion Homes, Inc.	10,619	936
	Garrett Motion Inc.	92,300	3,344
*	Grand Canyon Education, Inc.	18,563	2,657
*	National Vision Holdings, Inc.	74,394	1,414
*	Revolve Group, Inc.	99,199	2,271
*	SharkNinja, Inc.	22,088	3,363
*	Stride, Inc.	26,596	2,294
*	XPEL, Inc.	42,947	2,130
			27,070
	Real Estate—7.2%
	Agree Realty Corporation	29,515	2,235
	Americold Realty Trust, Inc.	115,623	1,818
	Equity LifeStyle Properties, Inc.	37,839	2,439
	Healthcare Realty Trust Incorporated	134,571	2,714
*	Jones Lang LaSalle Incorporated	9,966	3,089
	Landbridge Company LLC	54,897	4,350
	Rexford Industrial Realty, Inc.	78,299	2,623
			19,268
	Materials—5.7%
	Avery Dennison Corporation	15,132	2,457
	Eagle Materials Inc.	10,207	2,296
*	ERO Copper Corp.	61,010	1,632
	Quaker Chemical Corporation	16,918	2,688
	Reliance, Inc.	9,320	3,482
	Sylvamo Corporation	76,487	2,891
			15,446
	Consumer Staples—3.0%
*	Freshpet, Inc.	30,207	1,786
*	Maplebear Inc.	47,447	2,247
	Primo Brands Corporation	169,565	4,144
			8,177
	Utilities—3.0%
	IDACORP, Inc.	29,342	4,440
*	Talen Energy Corporation	9,604	3,690
			8,130
	Energy—2.3%
*	Antero Resources Corporation	44,681	1,570
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Small-Mid Cap Core Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)
Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Energy—(continued)
Cameco Corporation†	25,939	$2,642
Weatherford International Public Limited Company	23,856	1,945
		6,157
Total Common Stocks—96.6% (cost $220,052)		259,666

Repurchase Agreements
Fixed Income Clearing Corporation, 1.150% dated 06/30/26, due 07/01/26, repurchase price $8,245, collateralized by U.S. Treasury Note, 4.125%, due 06/15/2029, valued at $8,410	$8,245	8,245
Total Repurchase Agreements—3.0% (cost $8,245)		8,245
Total Investments—99.6% (cost $228,297)		267,911
Cash and other assets, less liabilities—0.4%		976
Net Assets—100.0%		$268,887

PLC	Public Limited Company

*	Non-income producing security
†	U.S. listed foreign security
As of June 30, 2026, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$259,666	$—	$—	$259,666
Repurchase Agreements	—	8,245	—	8,245
Total Investments in Securities	$259,666	$8,245	$—	$267,911
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Small-Mid Cap Growth Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—25.6%
*	Akamai Technologies, Inc.	195,600	$23,122
*	AppFolio, Inc.	77,046	12,354
*	Applied Optoelectronics, Inc.	64,700	9,586
	Bentley Systems, Incorporated	604,500	18,068
*	Ciena Corporation	20,400	10,007
*	Circle Internet Group, Inc.	105,700	6,620
*	Diodes Incorporated	175,400	19,196
*	Dynatrace, Inc.	509,986	22,393
*	Everpure, Inc.	428,500	33,762
*	F5, Inc.	77,744	32,338
*	Guidewire Software, Inc.	94,155	11,586
*	Lattice Semiconductor Corporation	179,285	27,423
	Littelfuse, Inc.	26,700	12,157
*	Manhattan Associates, Inc.	104,400	14,538
*	Novanta Inc.	74,054	12,015
*	Onto Innovation Inc.	78,366	29,658
	Power Integrations, Inc.	247,714	20,749
*	Synaptics Incorporated	156,300	19,417
			334,989
	Industrials—23.2%
*	APi Group Corporation	207,800	8,800
	BWX Technologies, Inc.	112,149	21,830
	Carpenter Technology Corporation	43,300	26,709
*	Clean Harbors, Inc.	64,700	19,329
	Curtiss-Wright Corporation	29,000	21,975
*	Dpc Holdings Ltd PLC	61,151	3,000
*	Forgent Power Solutions, Inc.	318,800	17,808
*	Karman Holdings Inc.	125,900	6,285
	Kennametal Inc.	250,800	8,791
	Lincoln Electric Holdings, Inc.	63,800	16,940
	Mueller Industries, Inc.	203,000	24,955
*	Nextpower Inc.	74,200	8,840
	nVent Electric PLC†	158,200	26,832
	Regal Rexnord Corporation	81,500	19,412
*	Saia, Inc.	40,000	16,846
*	Sterling Infrastructure, Inc.	34,500	28,958
	The Timken Company	124,800	18,136
	TransUnion	113,000	8,152
			303,598
	Health Care—20.3%
*	Alignment Healthcare, Inc.	768,900	18,308
*	Cytokinetics, Incorporated	170,900	14,559
	Encompass Health Corporation	150,517	15,214
*	GeneDx Holdings Corp.	126,588	8,690
*	Glaukos Corporation	75,900	10,608
*	Globus Medical, Inc.	136,495	10,784
*	Guardant Health, Inc.	171,015	25,657
*	Halozyme Therapeutics, Inc.	243,000	19,020
*	HealthEquity, Inc.	155,800	14,072
*	Insmed Incorporated	97,251	10,369
*	Jazz Pharmaceuticals Public Limited Company	53,990	13,010
*	Krystal Biotech, Inc.	59,100	21,966
*	Madrigal Pharmaceuticals, Inc.	38,300	20,565
*	Mirum Pharmaceuticals, Inc.	145,800	17,069
*	PTC Therapeutics, Inc.	184,200	15,025
	Issuer	Shares	Value
	Common Stocks—(continued)
	Health Care—(continued)
*	Repligen Corporation	79,251	$10,813
*	Twist Bioscience Corporation	202,973	20,882
			266,611
	Consumer Discretionary—9.4%
*	Birkenstock Holding plc	361,300	15,547
	BorgWarner Inc.	349,645	23,216
*	Bright Horizons Family Solutions Inc.	126,478	8,965
	Churchill Downs Incorporated	163,900	14,692
*	Etsy, Inc.	181,400	13,665
*	Grand Canyon Education, Inc.	84,700	12,121
*	National Vision Holdings, Inc.	363,600	6,912
*	SharkNinja, Inc.	127,700	19,445
*	Stride, Inc.	97,700	8,426
			122,989
	Financials—8.4%
	Cullen/Frost Bankers, Inc.	89,000	13,752
	Evercore Inc.	35,000	11,950
	Everest Group, Ltd.†	58,832	21,017
	First Horizon Corporation	742,000	19,025
	StepStone Group Inc.	198,466	8,208
*	The Baldwin Insurance Group, Inc.	599,910	15,946
	The Carlyle Group Inc.	315,593	13,290
	TPG Inc.	162,324	6,582
			109,770
	Consumer Staples—3.8%
*	Freshpet, Inc.	167,079	9,878
*	Maplebear Inc.	229,426	10,863
	Primo Brands Corporation	1,180,673	28,856
			49,597
	Materials—3.3%
	Eagle Materials Inc.	60,887	13,700
	Hudbay Minerals Inc.	485,300	11,458
	Reliance, Inc.	48,100	17,970
			43,128
	Utilities—1.9%
*	Talen Energy Corporation	66,100	25,400
	Energy—1.9%
	Cameco Corporation†	171,388	17,458
	Weatherford International Public Limited Company	87,600	7,139
			24,597
	Real Estate—0.8%
	Landbridge Company LLC	129,497	10,261
	Total Common Stocks—98.6% (cost $1,013,968)		1,290,940
	Rights
	Health Care—0.0%
*	ABIOMED, Inc.**	80,133	—
	Total Rights—0.0% (cost $82)		—
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Small-Mid Cap Growth Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreements
Fixed Income Clearing Corporation, 1.150% dated 06/30/26, due 07/01/26, repurchase price $20,567, collateralized by U.S. Treasury Note, 4.125%, due 06/15/2029, valued at $20,978	$20,567	$20,567
Total Repurchase Agreements—1.6% (cost $20,567)		20,567
Total Investments—100.2% (cost $1,034,617)		1,311,507
Liabilities, plus cash and other assets—(0.2)%		(3,091)
Net Assets—100.0%		$1,308,416

PLC	Public Limited Company

*	Non-income producing security
†	U.S. listed foreign security
**	Fair valued pursuant to the Fund's Valuation Procedures. This holding represents 0.00% of the Fund’s net assets at June 30, 2026.
As of June 30, 2026, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,290,940	$—	$—	$1,290,940
Repurchase Agreements	—	20,567	—	20,567
Rights	—	—	—	—
Total Investments in Securities	$1,290,940	$20,567	$—	$1,311,507
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Small-Mid Cap Value Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Industrials—29.1%
	ABM Industries Incorporated	606	$27
*	Alaska Air Group, Inc.	895	47
	Albany International Corp.	796	59
	Allegion plc†	337	47
	Allison Transmission Holdings, Inc.	517	58
	Atmus Filtration Technologies Inc.	1,130	58
*	CACI International Inc.	70	32
	Donaldson Company, Inc.	642	58
	Dover Corporation	215	48
	Helios Technologies, Inc.	642	57
	Hub Group, Inc.	1,384	61
	J.B. Hunt Transport Services, Inc.	217	63
*	Kirby Corporation	485	66
	Knight-Swift Transportation Holdings Inc.	700	54
	Matson, Inc.	287	55
	Maximus, Inc.	294	16
	McGrath RentCorp	430	52
*	Modine Manufacturing Company	390	104
	Rush Enterprises, Inc.	448	33
*	SkyWest, Inc.	356	35
*	StandardAero, Inc.	2,059	62
	Tecnoglass Inc.	959	45
	The Timken Company	514	75
*	Trex Company, Inc.	952	48
			1,260
	Financials—18.4%
	American Financial Group, Inc.	295	41
	Ameris Bancorp	466	42
	Columbia Banking System, Inc.	2,196	70
	Cullen/Frost Bankers, Inc.	346	53
	East West Bancorp, Inc.	448	58
	Eastern Bankshares, Inc.	3,399	76
	Essent Group Ltd.	717	46
*	Euronet Worldwide, Inc.	730	53
	Everest Group, Ltd.†	145	52
	Jefferies Financial Group Inc.	951	47
	Selective Insurance Group, Inc.	574	56
	SouthState Bank Corporation	656	65
	The Carlyle Group Inc.	1,034	44
	UMB Financial Corporation	354	51
*	WEX Inc.	302	43
			797
	Information Technology—10.6%
	Avnet, Inc.	724	64
	Belden Inc.	390	47
*	Diodes Incorporated	626	68
*	Flex Ltd.	611	99
	Jabil Inc.	122	47
*	Tower Semiconductor Ltd.†	283	74
	Vishay Intertechnology, Inc.	1,152	62
			461
	Health Care—8.1%
	Encompass Health Corporation	319	32
*	Globus Medical, Inc.	682	54
*	Haemonetics Corporation	625	47
	Issuer	Shares	Value
	Common Stocks—(continued)
	Health Care—(continued)
*	Icon Public Limited Company†	271	$47
*	ICU Medical, Inc.	344	50
*	Integer Holdings Corporation	359	34
	Labcorp Holdings Inc.	143	40
*	Lantheus Holdings, Inc.	432	48
			352
	Real Estate—7.0%
	Camden Property Trust	268	31
	Four Corners Property Trust, Inc.	1,461	36
	Healthpeak Properties, Inc.	2,177	47
	Host Hotels & Resorts, Inc.	2,009	48
	Kite Realty Group Trust	1,676	47
	Regency Centers Corporation	593	47
	STAG Industrial, Inc.	1,258	48
			304
	Consumer Discretionary—6.0%
	Brunswick Corporation	499	42
*	Laureate Education, Inc.	1,382	50
*	Taylor Morrison Home Corporation	516	37
*	Valvoline Inc.	1,648	65
	Winnebago Industries, Inc.	461	15
	Wyndham Hotels & Resorts, Inc.	618	52
			261
	Energy—5.9%
	Expand Energy Corporation	344	31
*	Expro Group Holdings N.V.	3,480	51
	Matador Resources Company	919	46
	PBF Energy Inc.	1,000	45
	Permian Resources Corporation	1,670	31
	WaterBridge Infrastructure LLC	1,475	51
			255
	Materials—5.1%
	Crown Holdings, Inc.	397	44
	Eagle Materials Inc.	213	48
	Element Solutions Inc	1,489	71
	Royal Gold, Inc.	190	38
*	Trekor Metals Limited	2,737	19
			220
	Utilities—3.5%
	IDACORP, Inc.	370	56
	NiSource Inc.	1,109	53
	PPL Corporation	1,192	43
			152
	Communication Services—2.1%
*	CarGurus, Inc.	1,346	46
	John Wiley & Sons, Inc.	916	44
			90
	Consumer Staples—1.3%
	Ingredion Incorporated	250	24
	Molson Coors Beverage Company	803	31
			55
	Total Common Stocks—97.1% (cost $3,308)		4,207
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Small-Mid Cap Value Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreements
Fixed Income Clearing Corporation, 1.150% dated 06/30/26, due 07/01/26, repurchase price $133, collateralized by U.S. Treasury Note, 4.125%, due 06/15/2029, valued at $136	$133	$133
Total Repurchase Agreements—3.1% (cost $133)		133
Total Investments—100.2% (cost $3,441)		4,340
Liabilities, plus cash and other assets—(0.2)%		(7)
Net Assets—100.0%		$4,333

PLC	Public Limited Company

*	Non-income producing security
†	U.S. listed foreign security
As of June 30, 2026, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$4,207	$—	$—	$4,207
Repurchase Agreements	—	133	—	133
Total Investments in Securities	$4,207	$133	$—	$4,340
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Small Cap Growth Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Health Care—24.9%
*	Alignment Healthcare, Inc.	948,648	$22,587
*	Cytokinetics, Incorporated	169,290	14,422
*	Establishment Labs Holdings Inc.†	246,960	21,192
*	GeneDx Holdings Corp.	125,324	8,603
*	Glaukos Corporation	57,740	8,070
*	Globus Medical, Inc.	135,403	10,698
*	Guardant Health, Inc.	69,610	10,444
*	Halozyme Therapeutics, Inc.	217,890	17,054
*	HealthEquity, Inc.	163,750	14,790
*	Krystal Biotech, Inc.	63,930	23,761
*	Madrigal Pharmaceuticals, Inc.	25,768	13,836
*	Merit Medical Systems, Inc.	265,190	18,388
*	Mirum Pharmaceuticals, Inc.	156,763	18,352
*	Procept Biorobotics Corporation	241,700	5,458
*	PTC Therapeutics, Inc.	180,710	14,740
*	Repligen Corporation	61,260	8,358
*	Twist Bioscience Corporation	192,214	19,775
	U.S. Physical Therapy, Inc.	148,872	10,225
*	Veracyte, Inc.	393,833	23,130
*	Vericel Corporation	469,354	20,882
			304,765
	Information Technology—22.3%
*	Agilysys, Inc.	137,980	14,419
*	AppFolio, Inc.	76,000	12,187
	Bentley Systems, Incorporated	457,310	13,669
	Cognex Corporation	312,810	22,654
*	Diebold Nixdorf, Incorporated	329,379	28,004
*	Diodes Incorporated	89,380	9,782
*	Impinj, Inc.	101,120	14,483
	Littelfuse, Inc.	33,600	15,299
*	Novanta Inc.	98,730	16,018
*	Onto Innovation Inc.	38,150	14,438
*	OSI Systems, Inc.	91,980	20,116
*	PDF Solutions, Inc.	164,799	11,666
*	Penguin Solutions, Inc.	154,570	11,749
	Power Integrations, Inc.	176,045	14,745
*	Q2 Holdings, Inc.	283,004	13,612
*	Rambus Inc.	68,170	9,049
*	Vertex, Inc.	725,075	8,324
	Vishay Intertechnology, Inc.	208,200	11,197
*	Zeta Global Holdings Corp.	571,630	11,250
			272,661
	Industrials—19.3%
	Argan, Inc.	10,440	8,337
	BWX Technologies, Inc.	64,094	12,476
*	Casella Waste Systems, Inc.	93,169	9,035
*	Dpc Holdings Ltd PLC	55,459	2,721
	ESAB Corporation	171,570	16,922
	Flowserve Corporation	286,390	21,239
*	Graham Corporation	124,280	15,385
	Hammond Power Solutions Inc.†	46,325	11,280
	Helios Technologies, Inc.	167,010	14,906
	JBT Marel Corporation	96,230	13,953
	Knight-Swift Transportation Holdings Inc.	218,220	16,993
*	Mercury Systems, Inc.	129,368	15,825
*	Modine Manufacturing Company	42,730	11,410
	Issuer	Shares	Value
	Common Stocks—(continued)
	Industrials—(continued)
*	Nextpower Inc.	66,850	$7,964
	Primoris Services Corporation	95,764	9,492
	Regal Rexnord Corporation	87,680	20,884
	Terex Corporation	216,910	15,702
	The Brink's Company	119,814	11,321
			235,845
	Consumer Discretionary—9.7%
	BorgWarner Inc.	303,030	20,121
*	Champion Homes, Inc.	105,165	9,267
*	Etsy, Inc.	144,830	10,910
	Garrett Motion Inc.	415,379	15,049
*	Grand Canyon Education, Inc.	121,211	17,347
*	National Vision Holdings, Inc.	631,496	12,005
*	Revolve Group, Inc.	551,807	12,631
*	Rush Street Interactive, Inc.	524,080	15,586
	Wingstop Inc.	34,250	5,939
			118,855
	Financials—9.6%
*	Donnelley Financial Solutions, Inc.	215,280	9,031
	GCM Grosvenor Inc.	149,259	1,836
	Jefferson Capital, Inc.	615,477	11,983
*	Lincoln International, Inc.	112,601	2,688
	Marex Group plc	215,870	13,157
	National Bank Holdings Corporation	413,930	18,391
	Old National Bancorp	777,300	20,132
*	Paymentus Holdings, Inc.	192,776	4,658
	Perella Weinberg Partners	659,975	10,533
	StepStone Group Inc.	219,489	9,078
*	The Baldwin Insurance Group, Inc.	612,611	16,283
			117,770
	Materials—4.8%
	Balchem Corporation	106,990	18,076
	Hawkins, Inc.	65,240	9,271
	Hudbay Minerals Inc.	387,510	9,149
	Quaker Chemical Corporation	97,657	15,515
	United States Lime & Minerals, Inc.	60,545	6,337
			58,348
	Consumer Staples—2.5%
*	Freshpet, Inc.	173,860	10,279
	Primo Brands Corporation	826,166	20,191
			30,470
	Energy—2.2%
*	BKV Corporation	418,040	11,437
	Weatherford International Public Limited Company	181,030	14,754
			26,191
	Real Estate—1.3%
	FirstService Corporation	111,977	15,913
	Total Common Stocks—96.6% (cost $960,604)		1,180,818
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Small Cap Growth Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares or Principal Amount	Value
	Exchange-Traded Funds
	Exchange-Traded Funds—1.0%
	iShares Russell 2000 Growth ETF	30,900	$12,174
	Total Exchange-Traded Funds—1.0% (cost $12,018)		12,174
	Other Assets
	Health Care—0.0%
*	OmniAb, Inc.**,#	23,037	—
*	OmniAb, Inc.**,#	23,037	—
			—
	Total Other Assets—0.0% (cost $—)		—

Repurchase Agreements
Fixed Income Clearing Corporation, 1.150% dated 06/30/26, due 07/01/26, repurchase price $24,375, collateralized by U.S. Treasury Note, 4.25%, due 03/31/2033, valued at $24,862	$24,374	24,374
Total Repurchase Agreements—2.0% (cost $24,374)		24,374
Total Investments—99.6% (cost $996,996)		1,217,366
Cash and other assets, less liabilities—0.4%		4,773
Net Assets—100.0%		$1,222,139

ETF	Exchange-Traded Fund
PLC	Public Limited Company

*	Non-income producing security
†	U.S. listed foreign security
**	Fair valued pursuant to the Fund's Valuation Procedures. This holding represents 0.00% of the Fund’s net assets at June 30, 2026.
#
Investment in securities not registered under the Securities Act of
1933 (excluding securities acquired pursuant to Rule 144A and
Regulation S). The value of such restricted securities represents
0.00% of the Fund’s net assets at June 30, 2026.

As of June 30, 2026, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,180,818	$—	$—	$1,180,818
Repurchase Agreements	—	24,374	—	24,374
Exchange-Traded Funds	12,174	—	—	12,174
Other Assets	—	—	—	—
Total Investments in Securities	$1,192,992	$24,374	$—	$1,217,366
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Small Cap Value Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—27.2%
	Acadian Asset Management Inc.	97,290	$6,958
	Ameris Bancorp	117,507	10,606
	Atlantic Union Bankshares Corporation	362,309	15,329
	Banc of California, Inc.	584,180	11,935
	Cathay General Bancorp	196,644	12,190
	Eastern Bankshares, Inc.	715,118	15,904
	Essent Group Ltd.	162,744	10,461
*	Euronet Worldwide, Inc.	145,655	10,660
	FB Financial Corporation	169,269	9,369
	First Bancorp	144,732	9,253
	First Merchants Corporation	291,280	12,726
	Hancock Whitney Corporation	209,147	15,627
	Live Oak Bancshares, Inc.	266,213	10,872
	National Bank Holdings Corporation	357,611	15,889
	Old National Bancorp	229,957	5,956
	Perella Weinberg Partners	864,210	13,793
	Renasant Corporation	361,747	15,389
	Seacoast Banking Corporation of Florida	489,673	16,282
	Selective Insurance Group, Inc.	135,334	13,129
	Texas Capital Bancshares, Inc.	94,223	9,729
	The Hanover Insurance Group, Inc.	72,216	15,463
	UMB Financial Corporation	48,542	6,930
			264,450
	Industrials—25.5%
	ABM Industries Incorporated	178,731	7,907
*	Alaska Air Group, Inc.	91,896	4,797
	Albany International Corp.	183,375	13,661
	Atmus Filtration Technologies Inc.	186,595	9,514
	Brady Corporation	93,729	8,583
*	CECO Environmental Corp.	62,601	5,680
*	Centuri Holdings, Inc.	305,333	9,233
*	DNOW Inc.	464,169	6,020
	Granite Construction Incorporated	64,092	10,132
*	Hayward Holdings, Inc.	725,459	12,558
	Helios Technologies, Inc.	159,048	14,195
	Hub Group, Inc.	381,473	16,705
*	Huron Consulting Group Inc.	79,778	7,193
*	Kirby Corporation	67,493	9,177
	Knight-Swift Transportation Holdings Inc.	128,816	10,031
	Matson, Inc.	61,034	11,733
	Maximus, Inc.	73,078	3,929
	McGrath RentCorp	87,137	10,546
*	Modine Manufacturing Company	40,311	10,764
*	OPENLANE, Inc.	89,930	3,709
	Rush Enterprises, Inc.	87,141	6,360
*	SkyWest, Inc.	71,085	7,061
*	StandardAero, Inc.	408,479	12,218
	Tecnoglass Inc.	222,622	10,421
*	Titan Machinery Inc.	272,212	5,749
*	Trex Company, Inc.	236,812	11,850
*	V2X, Inc.	112,722	8,404
			248,130
	Consumer Discretionary—9.9%
*	Laureate Education, Inc.	304,205	11,049
	La-Z-Boy Incorporated	223,336	8,960
	Issuer	Shares	Value
	Common Stocks—(continued)
	Consumer Discretionary—(continued)
*	M/I Homes, Inc.	57,454	$9,238
*	Malibu Boats, Inc.	175,779	4,822
	Steven Madden, Ltd.	292,875	12,330
*	Taylor Morrison Home Corporation	147,606	10,589
*	Valvoline Inc.	379,777	15,016
	Winnebago Industries, Inc.	141,630	4,425
	Wyndham Hotels & Resorts, Inc.	159,353	13,419
*	YETI Holdings, Inc.	127,093	6,299
			96,147
	Health Care—8.2%
*	Addus HomeCare Corporation	82,400	8,279
*	ANI Pharmaceuticals, Inc.	120,799	10,000
*	Catalyst Pharmaceuticals, Inc.	174,378	5,481
*	Haemonetics Corporation	153,625	11,522
*	ICU Medical, Inc.	79,681	11,681
*	Innoviva, Inc.	300,451	6,823
*	Integer Holdings Corporation	66,264	6,192
*	Lantheus Holdings, Inc.	107,729	11,951
*	Progyny, Inc.	273,003	7,871
			79,800
	Information Technology—7.9%
*	ADTRAN Holdings, Inc.	513,522	7,138
	Avnet, Inc.	149,846	13,310
	Belden Inc.	82,213	9,858
*	Diodes Incorporated	131,168	14,355
*	Knowles Corporation	231,416	9,599
	Kulicke and Soffa Industries, Inc.	80,624	10,784
	Vishay Intertechnology, Inc.	231,736	12,463
			77,507
	Real Estate—7.7%
	CareTrust REIT, Inc.	266,985	10,773
	Empire State Realty Trust, Inc.	1,067,774	5,777
	Four Corners Property Trust, Inc.	455,767	11,189
	Kite Realty Group Trust	485,687	13,784
	LXP Industrial Trust	230,311	12,409
	Netstreit Corp.	391,785	8,278
	Sunstone Hotel Investors, Inc.	685,159	7,845
	UMH Properties, Inc.	314,782	4,766
			74,821
	Energy—6.7%
*	Expro Group Holdings N.V.†	806,722	11,915
*	Gulfport Energy Corporation	73,241	12,429
*	Innovex International, Inc.	216,574	5,371
	Matador Resources Company	228,067	11,353
	PBF Energy Inc.	250,784	11,416
	WaterBridge Infrastructure LLC	362,957	12,439
			64,923
	Materials—3.9%
	Cabot Corporation	86,566	7,862
	Commercial Metals Company	73,134	4,589
	Eagle Materials Inc.	49,736	11,191
*	Ecovyst Inc.	402,983	5,017
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Small Cap Value Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Materials—(continued)
*	IAMGOLD Corporation†	334,312	$5,295
*	Trekor Metals Limited	553,521	3,808
			37,762
	Utilities—3.3%
	Northwest Natural Holding Company	219,360	10,762
	Northwestern Energy Group, Inc.	157,358	11,270
	Spire Inc.	129,210	10,090
			32,122
	Consumer Staples—2.1%
*	Central Garden & Pet Company	138,339	5,363
	Edgewell Personal Care Company	253,343	6,805
*	The Chefs' Warehouse, Inc.	91,074	8,752
			20,920
	Communication Services—2.1%
*	CarGurus, Inc.	264,657	9,022
	John Wiley & Sons, Inc.	244,467	11,859
			20,881
	Total Common Stocks—104.5% (cost $803,855)		1,017,463

Repurchase Agreements
Fixed Income Clearing Corporation, 1.150% dated 06/30/26, due 07/01/26, repurchase price $28,547, collateralized by U.S. Treasury Note, 4.125%, due 06/15/2029, valued at $29,117	$28,546	28,546
Total Repurchase Agreements—2.9% (cost $28,546)		28,546
Total Investments—107.4% (cost $832,401)		1,046,009
Liabilities, plus cash and other assets—(7.4)%		(72,451)
Net Assets—100.0%		$973,558

REIT	Real Estate Investment Trust

*	Non-income producing security
†	U.S. listed foreign security
As of June 30, 2026, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,017,463	$—	$—	$1,017,463
Repurchase Agreements	—	28,546	—	28,546
Total Investments in Securities	$1,017,463	$28,546	$—	$1,046,009
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Global Leaders Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Western Hemisphere—49.8%
	Canada—0.6%
	Lundin Gold Inc. (Metals & Mining)	1,558	$84
	United States—49.2%
	Alphabet Inc.—Class A (Interactive Media & Services)	1,867	667
*	Amazon.com, Inc. (Broadline Retail)	2,170	517
	Apple Inc. (Technology Hardware, Storage & Peripherals)	1,330	385
	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,017	735
	Broadcom Inc. (Semiconductors & Semiconductor Equipment)	524	198
	CRH Public Limited Company (Construction Materials)	1,363	146
	Curtiss-Wright Corporation (Aerospace & Defense)	224	170
*	DexCom, Inc. (Health Care Equipment & Supplies)	3,233	218
	Eli Lilly and Company (Pharmaceuticals)	390	468
	General Electric Company (Aerospace & Defense)	526	197
	Graco Inc. (Machinery)	1,899	144
*	Honeywell Aerospace Inc. (Aerospace & Defense)	254	56
	Honeywell International Inc. (Industrial Conglomerates)	250	56
*	Intuitive Surgical, Inc. (Health Care Equipment & Supplies)	226	90
	JPMorgan Chase & Co. (Banks)	607	199
	Mastercard Incorporated (Financial Services)	700	359
	Meta Platforms, Inc. (Interactive Media & Services)	540	304
	Microsoft Corporation (Software)	1,212	452
*	Netflix, Inc. (Entertainment)	1,575	112
	NVIDIA Corporation (Semiconductors & Semiconductor Equipment)	4,170	834
*	ServiceNow, Inc. (Software)	974	97
*	Space Exploration Technologies Corp. (Diversified Telecommunication Services)	366	63
*	Tesla, Inc. (Automobiles)	241	101
	The Progressive Corporation (Insurance)	975	213
	Issuer	Shares	Value
	Common Stocks—(continued)
	Western Hemisphere—(continued)
	United States—(continued)
*	Uber Technologies, Inc. (Ground Transportation)	848	$61
*	Vertex Pharmaceuticals Incorporated (Biotechnology)	520	258
			7,100
	Total Western Hemisphere		7,184
	Europe Ex-U.K.—13.9%
	France—4.2%
	Hermes International (Textiles, Apparel & Luxury Goods)	53	97
	Schneider Electric SE (Electrical Equipment)	482	157
	TotalEnergies SE (Oil, Gas & Consumable Fuels)	4,579	356
			610
	Germany—0.5%
	Rheinmetall AG (Aerospace & Defense)	69	78
	Ireland—1.1%
	Linde Public Limited Company† (Chemicals)	304	158
	Netherlands—3.0%
*	argenx SE—ADR (Biotechnology)	385	357
	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	37	73
			430
	Spain—3.2%
	Banco Bilbao Vizcaya Argentaria S.A. (Banks)	10,239	256
	Iberdrola, S.A. (Electric Utilities)	8,234	205
			461
	Switzerland—1.9%
	Galderma Group AG (Pharmaceuticals)	1,169	266
	Total Europe Ex-U.K.		2,003
	Emerging Asia—12.8%
	China—3.6%
	Contemporary Amperex Technology Co.,Ltd. (Electrical Equipment)	3,000	268
	Tencent Holdings Limited (Interactive Media & Services)	4,500	247
			515
	South Korea—3.8%
	SK hynix Inc. (Semiconductors & Semiconductor Equipment)	318	544
	Taiwan—5.4%
	Taiwan Semiconductor Manufacturing Company Limited—ADR (Semiconductors & Semiconductor Equipment)	1,648	787
	Total Emerging Asia		1,846
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Global Leaders Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—8.6%
	Fujikura Ltd. (Electrical Equipment)	5,200	$199
	Hitachi, Ltd. (Industrial Conglomerates)	8,500	234
	Ibiden Co., Ltd. (Electronic Equipment, Instruments & Components)	3,800	557
	Mitsubishi Heavy Industries, Ltd. (Machinery)	5,500	124
	Sumitomo Mitsui Financial Group, Inc. (Banks)	3,300	129
	Total Japan		1,243
	United Kingdom—6.8%
	AstraZeneca PLC (Pharmaceuticals)	786	147
	BAE Systems PLC (Aerospace & Defense)	4,428	108
	British American Tobacco P.L.C. (Tobacco)	4,710	292
	Halma Public Limited Company (Electronic Equipment, Instruments & Components)	2,467	129
	Lloyds Banking Group plc (Banks)	119,230	176
	London Stock Exchange Group PLC (Capital Markets)	1,119	121
	Total United Kingdom		973
	Emerging Latin America—1.2%
	Brazil—1.2%
*	Nu Holdings Ltd. (Banks)	12,783	171
	Total Common Stocks—93.1% (cost $10,596)		13,420
	Preferred Stocks
	Emerging Asia—1.4%
	South Korea—1.4%
	Samsung Electronics Co., Ltd. (Technology Hardware, Storage & Peripherals)	1,471	201
	Total Preferred Stocks—1.4% (cost $193)		201

Issuer	Principal Amount	Value
Repurchase Agreements
Fixed Income Clearing Corporation, 1.150% dated 06/30/26, due 07/01/26, repurchase price $649, collateralized by U.S. Treasury Note, 4.125%, due 06/15/2029, valued at $662	$649	$649
Total Repurchase Agreements—4.5% (cost $649)		649
Total Investments—99.0% (cost $11,438)		14,270
Cash and other assets, less liabilities—1.0%		149
Net Assets—100.0%		$14,419

ADR	American Depositary Receipt
PLC	Public Limited Company

*	Non-income producing security
†	U.S. listed foreign security
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Global Leaders Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)
As of June 30, 2026, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$13,420	$—	$—	$13,420
Repurchase Agreements	—	649	—	649
Preferred Stocks	201	—	—	201
Total Investments in Securities	$13,621	$649	$—	$14,270
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
International Leaders Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe Ex-U.K.—33.0%
	Belgium—1.5%
	U C B SA (Pharmaceuticals)	60,782	$18,196
	France—4.8%
	Safran (Aerospace & Defense)	72,240	28,477
	TotalEnergies SE (Oil, Gas & Consumable Fuels)	237,242	18,441
	Vinci SA (Construction & Engineering)	73,865	10,786
			57,704
	Israel—2.1%
*	Teva Pharmaceutical Industries Limited—ADR (Pharmaceuticals)	731,941	24,798
	Italy—6.9%
	Enel SpA (Electric Utilities)	1,896,359	21,785
	Ferrari N.V.† (Automobiles)	24,700	9,195
	Prysmian S.p.A. (Electrical Equipment)	181,702	30,322
	UniCredit S.p.A. (Banks)	235,795	21,085
			82,387
	Netherlands—6.9%
*	argenx SE—ADR (Biotechnology)	28,390	26,339
	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	28,166	55,399
			81,738
	Spain—4.5%
	Banco Bilbao Vizcaya Argentaria S.A. (Banks)	1,196,657	29,903
	Iberdrola, S.A. (Electric Utilities)	942,779	23,526
			53,429
	Switzerland—6.3%
	ABB Ltd (Electrical Equipment)	232,051	25,152
	Galderma Group AG (Pharmaceuticals)	103,346	23,522
	Sandoz Group AG (Pharmaceuticals)	288,897	26,144
			74,818
	Total Europe Ex-U.K.		393,070
	Emerging Asia—20.6%
	China—3.3%
	Contemporary Amperex Technology Co.,Ltd. (Electrical Equipment)	212,900	19,056
	Tencent Holdings Limited (Interactive Media & Services)	368,500	20,195
			39,251
Issuer	Shares	Value
Common Stocks—(continued)
Emerging Asia—(continued)
India—1.4%
Bharti Airtel Limited (Wireless Telecommunication Services)	829,671	$16,259
South Korea—7.4%
Samsung Electronics Co., Ltd. (Technology Hardware, Storage & Peripherals)	209,708	45,209
SK hynix Inc. (Semiconductors & Semiconductor Equipment)	25,286	43,250
		88,459
Taiwan—8.5%
Accton Technology Corporation (Communications Equipment)	236,000	18,483
Hon Hai Precision Industry Co., Ltd. (Electronic Equipment, Instruments & Components)	3,397,000	26,765
Taiwan Semiconductor Manufacturing Company Limited (Semiconductors & Semiconductor Equipment)	739,000	55,907
		101,155
Total Emerging Asia		245,124
Japan—19.0%
ASICS Corporation (Textiles, Apparel & Luxury Goods)	578,000	15,552
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals)	275,200	12,752
Fast Retailing Co., Ltd. (Specialty Retail)	47,700	24,294
Fujikura Ltd. (Electrical Equipment)	764,800	29,342
Hitachi, Ltd. (Industrial Conglomerates)	739,400	20,332
IHI Corporation (Machinery)	1,081,200	18,030
Keyence Corporation (Electronic Equipment, Instruments & Components)	37,200	18,546
ORIX Corporation. (Financial Services)	666,300	25,198
Sumitomo Electric Industries, Ltd. (Automobile Components)	864,900	15,570
Sumitomo Mitsui Financial Group, Inc. (Banks)	960,700	37,495
Tokyo Electron Limited (Semiconductors & Semiconductor Equipment)	19,600	9,300
Total Japan		226,411
United Kingdom—11.3%
Anglo American plc (Metals & Mining)	340,825	16,714
AstraZeneca PLC (Pharmaceuticals)	116,907	21,865
BAE Systems PLC (Aerospace & Defense)	422,519	10,335
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
International Leaders Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—(continued)
	Barclays PLC (Banks)	3,407,309	$22,896
	Diploma PLC (Trading Companies & Distributors)	101,454	9,595
	Halma Public Limited Company (Electronic Equipment, Instruments & Components)	333,161	17,385
	London Stock Exchange Group PLC (Capital Markets)	164,435	17,803
	SSE PLC (Electric Utilities)	578,453	18,691
	Total United Kingdom		135,284
	Emerging Latin America—5.6%
	Brazil—1.9%
	Embraer S.A. (Aerospace & Defense)	890,900	14,126
*	Nu Holdings Ltd. (Banks)	624,111	8,338
			22,464
	Chile—2.1%
	Antofagasta PLC (Metals & Mining)	493,574	25,009
	Peru—1.6%
	Credicorp Ltd. (Banks)	49,171	19,156
	Total Emerging Latin America		66,629
	Asia Ex-Japan—4.7%
	Hong Kong—3.2%
	AIA Group Limited (Insurance)	2,286,800	20,833
	Hong Kong Exchanges and Clearing Limited (Capital Markets)	359,700	16,649
			37,482
	Singapore—1.5%
	Singapore Telecommunications Limited (Diversified Telecommunication Services)	5,318,400	18,129
	Total Asia Ex-Japan		55,611
	Western Hemisphere—3.3%
	Canada—3.3%
	Canadian Natural Resources Limited (Oil, Gas & Consumable Fuels)	460,556	18,224
	Dollarama Inc. (Broadline Retail)	66,785	8,835
	Lundin Gold Inc. (Metals & Mining)	231,153	12,470
	Total Western Hemisphere		39,529
	Total Common Stocks—97.5% (cost $864,417)		1,161,658

Issuer	Principal Amount	Value
Repurchase Agreements
Fixed Income Clearing Corporation, 1.150% dated 06/30/26, due 07/01/26, repurchase price $8,004, collateralized by U.S. Treasury Note, 1.375%, due 10/31/2028, valued at $8,164	$8,004	$8,004
Total Repurchase Agreements—0.7% (cost $8,004)		8,004
Total Investments—98.2% (cost $872,421)		1,169,662
Cash and other assets, less liabilities—1.8%		21,880
Net Assets—100.0%		$1,191,542

ADR	American Depositary Receipt
PLC	Public Limited Company

*	Non-income producing security
†	U.S. listed foreign security
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
International Leaders Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)
As of June 30, 2026, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,161,658	$—	$—	$1,161,658
Repurchase Agreements	—	8,004	—	8,004
Total Investments in Securities	$1,161,658	$8,004	$—	$1,169,662
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
International Growth Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe Ex-U.K.—37.7%
	Austria—1.4%
	BAWAG Group AG (Banks)	31,471	$6,304
	Erste Group Bank AG (Banks)	58,054	7,767
	voestalpine AG (Metals & Mining)	41,255	1,925
			15,996
	Belgium—1.1%
	D'Ieteren Group (Distributors)	10,199	1,986
	U C B SA (Pharmaceuticals)	26,758	8,010
	Warehouses De Pauw NV/SA (Industrial REITs)	93,269	2,351
			12,347
	Denmark—1.1%
	ALK-Abello A/S (Pharmaceuticals)	61,275	2,287
	DSV A/S (Air Freight & Logistics)	36,004	8,526
	FLSmidth & Co. A/S (Machinery)	25,316	1,850
			12,663
	Finland—0.4%
	Metso Oyj (Machinery)	257,794	4,477
	France—5.9%
	Airbus SE (Aerospace & Defense)	51,727	11,498
*	Constellium SE (Metals & Mining)	78,773	2,510
	Dassault Aviation (Aerospace & Defense)	6,581	2,160
	Hermes International (Textiles, Apparel & Luxury Goods)	3,011	5,498
	Legrand (Electrical Equipment)	44,748	7,552
	L'Oreal (Personal Care Products)	19,802	8,680
	Orange (Diversified Telecommunication Services)	253,799	4,786
	Safran (Aerospace & Defense)	37,740	14,877
	Sartorius Stedim Biotech S.A. (Life Sciences Tools & Services)	30,627	6,355
	TotalEnergies SE (Oil, Gas & Consumable Fuels)	57,494	4,469
			68,385
	Germany—3.8%
	adidas AG (Textiles, Apparel & Luxury Goods)	15,018	3,078
	AIXTRON SE (Semiconductors & Semiconductor Equipment)	63,878	3,841
	Allianz SE (Insurance)	12,240	5,791
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Germany—(continued)
	Deutsche Boerse Aktiengesellschaft (Capital Markets)	40,391	$11,021
	flatexDEGIRO SE (Capital Markets)	55,971	2,398
	MTU Aero Engines AG (Aerospace & Defense)	27,931	11,613
	Siemens Energy AG (Electrical Equipment)	36,911	6,993
			44,735
	Ireland—2.1%
	AIB Group Public Limited Company (Banks)	546,798	6,420
	Glanbia Public Limited Company (Food Products)	110,316	3,083
	Linde Public Limited Company† (Chemicals)	17,013	8,829
	Ryanair Holdings Public Limited Company—ADR (Passenger Airlines)	92,820	6,010
			24,342
	Israel—0.8%
*	Teva Pharmaceutical Industries Limited—ADR (Pharmaceuticals)	274,104	9,287
	Italy—5.6%
	Azimut Holding S.P.A. (Capital Markets)	74,856	3,035
	Brunello Cucinelli S.p.A. (Textiles, Apparel & Luxury Goods)	17,139	1,618
	Enel SpA (Electric Utilities)	757,324	8,700
	Intesa Sanpaolo S.p.A (Banks)	1,630,512	11,159
	Italgas S.p.A. (Gas Utilities)	435,789	5,046
	Lottomatica Group S.P.A. (Hotels, Restaurants & Leisure)	87,296	2,424
	Prysmian S.p.A. (Electrical Equipment)	49,792	8,309
	Saipem S.P.A. (Energy Equipment & Services)	1,101,852	5,551
*	Telecom Italia SpA (Diversified Telecommunication Services)	569,320	5,177
	UniCredit S.p.A. (Banks)	150,251	13,435
			64,454
	Luxembourg—0.8%
	Millicom International Cellular S.A. (Wireless Telecommunication Services)	48,406	4,394
	Tenaris S.A. (Energy Equipment & Services)	182,240	5,041
			9,435
	Netherlands—5.8%
*	argenx SE—ADR (Biotechnology)	9,470	8,786
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
International Growth Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Netherlands—(continued)
	ASM International N.V. (Semiconductors & Semiconductor Equipment)	10,057	$11,497
	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	19,215	37,793
	Be Semiconductor Industries N.V. (Semiconductors & Semiconductor Equipment)	26,945	8,839
			66,915
	Norway—0.1%
	Gjensidige Forsikring ASA (Insurance)	56,598	1,531
	Spain—2.4%
	Banco Bilbao Vizcaya Argentaria S.A. (Banks)	487,524	12,183
	Bankinter SA (Banks)	134,214	2,245
	Iberdrola, S.A. (Electric Utilities)	531,214	13,256
			27,684
	Sweden—1.4%
	Atlas Copco AB (Machinery)	404,257	8,178
	Beijer Ref AB (Trading Companies & Distributors)	145,005	2,123
*	Swedish Orphan Biovitrum AB (Biotechnology)	121,814	5,804
			16,105
	Switzerland—5.0%
	Galderma Group AG (Pharmaceuticals)	53,892	12,266
	Garrett Motion Inc. (Automobile Components)	134,859	4,886
	Roche Holding AG (Pharmaceuticals)	35,410	14,585
	Sandoz Group AG (Pharmaceuticals)	134,784	12,197
	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	125,942	9,284
	VAT Group AG (Machinery)	5,510	4,816
			58,034
	Total Europe Ex-U.K.		436,390
	Emerging Asia—20.8%
	China—2.1%
	Airtac International Group (Machinery)	55,713	2,335
	Contemporary Amperex Technology Co.,Ltd. (Electrical Equipment)	76,400	6,838
	Ping An Insurance (Group) Company of China, Ltd. (Insurance)	576,500	3,753
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	China—(continued)
	Tencent Holdings Limited (Interactive Media & Services)	105,700	$5,793
*	WuXi Biologics (Cayman) Inc. (Life Sciences Tools & Services)	1,252,000	5,523
			24,242
	India—3.0%
	Apollo Hospitals Enterprise Limited (Health Care Providers & Services)	17,525	1,605
	AU Small Finance Bank Limited (Banks)	241,594	2,643
	Bajaj Finance Limited (Consumer Finance)	560,095	5,958
	Bharat Electronics Limited (Aerospace & Defense)	667,764	2,911
	Bharti Airtel Limited (Wireless Telecommunication Services)	141,143	2,766
	Eicher Motors Limited (Automobiles)	63,765	4,783
	GE Vernova T&D India Limited (Electrical Equipment)	37,269	1,958
	Hitachi Energy India Ltd (Electrical Equipment)	7,421	2,746
	ICICI Bank Limited (Banks)	402,776	5,872
	Multi Commodity Exchange of India Limited (Capital Markets)	115,364	3,462
			34,704
	Philippines—0.4%
	International Container Terminal Services, Inc. (Transportation Infrastructure)	331,160	4,803
	South Korea—6.0%
	HD Hyundai Co.,Ltd. (Oil, Gas & Consumable Fuels)	3,105	400
	Samsung Electronics Co., Ltd. (Technology Hardware, Storage & Peripherals)	159,436	34,372
	SK hynix Inc. (Semiconductors & Semiconductor Equipment)	20,313	34,744
			69,516
	Taiwan—8.9%
	Accton Technology Corporation (Communications Equipment)	122,000	9,555
	Ase Technology Holding Co., Ltd. (Semiconductors & Semiconductor Equipment)	562,000	11,996
	Asia Vital Components Co., Ltd. (Technology Hardware, Storage & Peripherals)	61,000	4,835
	Chroma ATE Inc. (Electronic Equipment, Instruments & Components)	38,000	2,577
	Hon Hai Precision Industry Co., Ltd. (Electronic Equipment, Instruments & Components)	1,007,000	7,934
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
International Growth Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	Taiwan—(continued)
	King Yuan Electronics Co., Ltd. (Semiconductors & Semiconductor Equipment)	309,000	$3,274
	Lotes Co., Ltd. (Electronic Equipment, Instruments & Components)	25,000	1,656
	Taiwan Semiconductor Manufacturing Company Limited—ADR (Semiconductors & Semiconductor Equipment)	128,110	61,181
			103,008
	Thailand—0.4%
*	Fabrinet (Electronic Equipment, Instruments & Components)	7,800	4,384
	Total Emerging Asia		240,657
	Japan—15.8%
	Advantest Corporation (Semiconductors & Semiconductor Equipment)	34,900	6,942
	Asahi Intecc Co., Ltd. (Health Care Equipment & Supplies)	170,400	3,982
	ASICS Corporation (Textiles, Apparel & Luxury Goods)	203,700	5,481
	Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals)	204,200	9,462
	Daifuku Co., Ltd. (Machinery)	184,200	8,072
	Disco Corporation (Semiconductors & Semiconductor Equipment)	18,300	9,146
	Hitachi, Ltd. (Industrial Conglomerates)	199,700	5,491
	Hoya Corporation (Health Care Equipment & Supplies)	57,300	9,145
	Ibiden Co., Ltd. (Electronic Equipment, Instruments & Components)	77,700	11,381
	Japan Elevator Service Holdings Co., Ltd. (Commercial Services & Supplies)	153,100	1,637
	Keyence Corporation (Electronic Equipment, Instruments & Components)	22,500	11,217
	Kurita Water Industries Ltd. (Machinery)	40,200	2,263
	Marubeni Corporation (Trading Companies & Distributors)	207,500	5,985
	MISUMI Group Inc. (Machinery)	108,900	2,675
	Mitsubishi Electric Corporation (Electrical Equipment)	214,800	7,763
	Organo Corporation (Machinery)	23,400	2,346
	ORIX Corporation. (Financial Services)	288,100	10,895
Issuer	Shares	Value
Common Stocks—(continued)
Japan—(continued)
Rorze Corporation (Semiconductors & Semiconductor Equipment)	73,400	$2,185
Shibaura Mechatronics Corporation (Semiconductors & Semiconductor Equipment)	70,200	1,995
Shin-Etsu Chemical Co., Ltd. (Chemicals)	129,100	5,564
Smc Corporation (Machinery)	11,100	4,866
Sumitomo Electric Industries, Ltd. (Automobile Components)	481,600	8,670
Sumitomo Mitsui Financial Group, Inc. (Banks)	395,500	15,436
SWCC Corporation (Electrical Equipment)	22,900	1,897
Tokio Marine Holdings, Inc. (Insurance)	304,900	13,505
Tokyo Electron Limited (Semiconductors & Semiconductor Equipment)	20,800	9,869
Tokyo Ohka Kogyo Co., Ltd. (Chemicals)	49,600	3,453
ULVAC, Inc. (Semiconductors & Semiconductor Equipment)	33,400	2,125
Total Japan		183,448
United Kingdom—11.6%
Anglo American plc (Metals & Mining)	108,324	5,312
AstraZeneca PLC (Pharmaceuticals)	97,787	18,289
BAE Systems PLC (Aerospace & Defense)	307,567	7,523
Barclays PLC (Banks)	1,348,078	9,059
British American Tobacco P.L.C. (Tobacco)	150,391	9,330
Coca-Cola Europacific Partners plc (Beverages)	58,191	5,823
Compass Group PLC (Hotels, Restaurants & Leisure)	320,227	10,343
Diploma PLC (Trading Companies & Distributors)	72,942	6,899
Halma Public Limited Company (Electronic Equipment, Instruments & Components)	197,751	10,319
Hill & Smith PLC (Metals & Mining)	44,372	1,616
InterContinental Hotels Group PLC (Hotels, Restaurants & Leisure)	34,167	5,885
Lloyds Banking Group plc (Banks)	6,323,173	9,318
London Stock Exchange Group PLC (Capital Markets)	102,978	11,149
NEXT plc (Broadline Retail)	24,059	4,642
Rolls-Royce Holdings plc (Aerospace & Defense)	303,541	5,816
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
International Growth Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—(continued)
	Spirax Group PLC (Machinery)	36,934	$3,349
	SSE PLC (Electric Utilities)	232,429	7,510
*	Zegona Communications plc (Diversified Telecommunication Services)	89,791	1,896
	Total United Kingdom		134,078
	Western Hemisphere—4.1%
	Canada—4.1%
*	Aritzia Inc. (Specialty Retail)	36,812	4,059
	Cameco Corporation (Oil, Gas & Consumable Fuels)	42,982	4,378
	Canadian Natural Resources Limited (Oil, Gas & Consumable Fuels)	114,862	4,545
	CES Energy Solutions Corp. (Energy Equipment & Services)	187,879	2,195
	Definity Financial Corporation (Insurance)	43,792	2,323
	Intact Financial Corporation (Insurance)	56,684	11,699
	Lundin Gold Inc. (Metals & Mining)	50,228	2,710
*	MDA Space Ltd. (Aerospace & Defense)	76,622	3,166
	Peyto Exploration & Development Corp. (Oil, Gas & Consumable Fuels)	150,101	2,504
	Toromont Industries Ltd. (Trading Companies & Distributors)	34,212	5,626
	WSP Global Inc. (Construction & Engineering)	36,283	4,499
	Total Western Hemisphere		47,704
	Emerging Latin America—4.0%
	Brazil—2.4%
*	Banco BTG Pactual S.A. (Capital Markets)	731,600	7,666
	Companhia de Saneamento Basico do Estado de Sao Paulo - SABESP (Water Utilities)	1,008,410	5,790
	Embraer S.A. (Aerospace & Defense)	162,800	2,581
	Itau Unibanco Holding S.A.—ADR (Banks)	881,474	7,202
*	Nu Holdings Ltd. (Banks)	322,831	4,313
			27,552
	Chile—0.7%
	Antofagasta PLC (Metals & Mining)	159,095	8,061
	Mexico—0.6%
	Arca Continental, S.A.B. de C.V. (Beverages)	126,300	1,510
	Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. (Transportation Infrastructure)	115,000	1,626
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—(continued)
	Mexico—(continued)
	Grupo Aeroportuario del Sureste, S.A.B. de C.V.—ADR (Transportation Infrastructure)	5,912	$1,813
*	Vista Energy, S.A.B. de C.V.—ADR (Oil, Gas & Consumable Fuels)	41,119	2,623
			7,572
	Peru—0.3%
	Credicorp Ltd.† (Banks)	7,645	2,978
	Total Emerging Latin America		46,163
	Emerging Europe, Mid-East, Africa—3.1%
	Greece—0.6%
	National Bank of Greece S.A. (Banks)	370,638	6,388
	South Africa—1.4%
	Bid Corporation Limited (Consumer Staples Distribution & Retail)	87,089	2,374
	Capitec Bank Holdings Limited (Banks)	11,996	3,479
	FirstRand Limited (Financial Services)	948,808	5,634
	MTN Group Limited (Wireless Telecommunication Services)	356,676	4,962
			16,449
	United Arab Emirates—1.1%
	Aldar Properties PJSC (Real Estate Management & Development)	1,195,434	2,695
	Emaar Development PJSC (Real Estate Management & Development)	475,325	1,789
	Emaar Properties P.J.S.C (Real Estate Management & Development)	950,650	3,085
	Emirates NBD Bank (P.J.S.C.) (Banks)	636,733	5,125
			12,694
	Total Emerging Europe, Mid-East, Africa		35,531
	Asia Ex-Japan—1.0%
	Australia—0.3%
*	Lynas Rare Earths Limited (Metals & Mining)	101,874	1,274
	Steadfast Group Limited (Insurance)	580,957	2,051
			3,325
	Hong Kong—0.7%
	AIA Group Limited (Insurance)	885,000	8,063
	Total Asia Ex-Japan		11,388
	Total Common Stocks—98.1% (cost $812,172)		1,135,359
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
International Growth Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreements
Fixed Income Clearing Corporation, 1.150% dated 06/30/26, due 07/01/26, repurchase price $15,432, collateralized by U.S. Treasury Note, 4.125%, due 06/15/2029, valued at $15,740	$15,431	$15,431
Total Repurchase Agreements—1.3% (cost $15,431)		15,431
Total Investments—99.4% (cost $827,603)		1,150,790
Cash and other assets, less liabilities—0.6%		6,382
Net Assets—100.0%		$1,157,172

ADR	American Depositary Receipt
PLC	Public Limited Company
REITs	Real Estate Investment Trust

*	Non-income producing security
†	U.S. listed foreign security
As of June 30, 2026, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,130,975	$4,384	$—	$1,135,359
Repurchase Agreements	—	15,431	—	15,431
Total Investments in Securities	$1,130,975	$19,815	$—	$1,150,790
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Institutional International Growth Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe Ex-U.K.—38.3%
	Austria—1.4%
	BAWAG Group AG (Banks)	21,111	$4,228
	Erste Group Bank AG (Banks)	38,944	5,211
	voestalpine AG (Metals & Mining)	27,675	1,291
			10,730
	Belgium—1.1%
	D'Ieteren Group (Distributors)	6,842	1,332
	U C B SA (Pharmaceuticals)	17,950	5,374
	Warehouses De Pauw NV/SA (Industrial REITs)	62,567	1,577
			8,283
	Denmark—1.1%
	ALK-Abello A/S (Pharmaceuticals)	41,104	1,534
	DSV A/S (Air Freight & Logistics)	24,152	5,719
	FLSmidth & Co. A/S (Machinery)	16,982	1,241
			8,494
	Finland—0.4%
	Metso Oyj (Machinery)	172,933	3,003
	France—6.0%
	Airbus SE (Aerospace & Defense)	34,855	7,748
*	Constellium SE (Metals & Mining)	52,842	1,684
	Dassault Aviation (Aerospace & Defense)	4,414	1,448
	Hermes International (Textiles, Apparel & Luxury Goods)	2,020	3,688
	Legrand (Electrical Equipment)	30,018	5,066
	L'Oreal (Personal Care Products)	13,317	5,838
	Orange (Diversified Telecommunication Services)	170,253	3,211
	Safran (Aerospace & Defense)	25,445	10,030
	Sartorius Stedim Biotech S.A. (Life Sciences Tools & Services)	20,637	4,282
	TotalEnergies SE (Oil, Gas & Consumable Fuels)	38,759	3,013
			46,008
	Germany—3.9%
	adidas AG (Textiles, Apparel & Luxury Goods)	10,125	2,076
	AIXTRON SE (Semiconductors & Semiconductor Equipment)	42,850	2,576
	Allianz SE (Insurance)	8,211	3,885
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Germany—(continued)
	Deutsche Boerse Aktiengesellschaft (Capital Markets)	27,216	$7,426
	flatexDEGIRO SE (Capital Markets)	37,547	1,609
	MTU Aero Engines AG (Aerospace & Defense)	18,830	7,829
	Siemens Energy AG (Electrical Equipment)	24,872	4,712
			30,113
	Ireland—2.1%
	AIB Group Public Limited Company (Banks)	366,802	4,306
	Glanbia Public Limited Company (Food Products)	74,185	2,073
	Linde Public Limited Company† (Chemicals)	11,441	5,937
	Ryanair Holdings Public Limited Company—ADR (Passenger Airlines)	62,265	4,032
			16,348
	Israel—0.8%
*	Teva Pharmaceutical Industries Limited—ADR (Pharmaceuticals)	184,699	6,258
	Italy—5.7%
	Azimut Holding S.P.A. (Capital Markets)	50,215	2,036
	Brunello Cucinelli S.p.A. (Textiles, Apparel & Luxury Goods)	11,497	1,085
	Enel SpA (Electric Utilities)	510,308	5,862
	Intesa Sanpaolo S.p.A (Banks)	1,098,689	7,520
	Italgas S.p.A. (Gas Utilities)	292,335	3,385
	Lottomatica Group S.P.A. (Hotels, Restaurants & Leisure)	58,560	1,626
	Prysmian S.p.A. (Electrical Equipment)	33,483	5,587
	Saipem S.P.A. (Energy Equipment & Services)	739,143	3,723
*	Telecom Italia SpA (Diversified Telecommunication Services)	381,911	3,473
	UniCredit S.p.A. (Banks)	100,791	9,013
			43,310
	Luxembourg—0.8%
	Millicom International Cellular S.A. (Wireless Telecommunication Services)	32,471	2,947
	Tenaris S.A. (Energy Equipment & Services)	122,250	3,382
			6,329
	Netherlands—5.9%
*	argenx SE—ADR (Biotechnology)	6,352	5,893
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Institutional International Growth Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Netherlands—(continued)
	ASM International N.V. (Semiconductors & Semiconductor Equipment)	6,777	$7,747
	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	12,947	25,465
	Be Semiconductor Industries N.V. (Semiconductors & Semiconductor Equipment)	18,156	5,956
			45,061
	Norway—0.2%
	Gjensidige Forsikring ASA (Insurance)	37,967	1,027
	Spain—2.4%
	Banco Bilbao Vizcaya Argentaria S.A. (Banks)	327,040	8,172
	Bankinter SA (Banks)	90,033	1,506
	Iberdrola, S.A. (Electric Utilities)	356,348	8,893
			18,571
	Sweden—1.4%
	Atlas Copco AB (Machinery)	271,183	5,486
	Beijer Ref AB (Trading Companies & Distributors)	97,272	1,425
*	Swedish Orphan Biovitrum AB (Biotechnology)	81,715	3,893
			10,804
	Switzerland—5.1%
	Galderma Group AG (Pharmaceuticals)	36,152	8,228
	Garrett Motion Inc. (Automobile Components)	90,872	3,293
	Roche Holding AG (Pharmaceuticals)	23,860	9,828
	Sandoz Group AG (Pharmaceuticals)	90,416	8,182
	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	84,864	6,256
	VAT Group AG (Machinery)	3,713	3,245
			39,032
	Total Europe Ex-U.K.		293,371
	Emerging Asia—21.1%
	China—2.1%
	Airtac International Group (Machinery)	37,204	1,559
	Contemporary Amperex Technology Co.,Ltd. (Electrical Equipment)	51,200	4,583
	Ping An Insurance (Group) Company of China, Ltd. (Insurance)	386,500	2,516
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	China—(continued)
	Tencent Holdings Limited (Interactive Media & Services)	71,100	$3,896
*	WuXi Biologics (Cayman) Inc. (Life Sciences Tools & Services)	839,500	3,704
			16,258
	India—3.1%
	Apollo Hospitals Enterprise Limited (Health Care Providers & Services)	11,756	1,077
	AU Small Finance Bank Limited (Banks)	162,308	1,776
	Bajaj Finance Limited (Consumer Finance)	377,409	4,015
	Bharat Electronics Limited (Aerospace & Defense)	447,949	1,953
	Bharti Airtel Limited (Wireless Telecommunication Services)	94,681	1,855
	Eicher Motors Limited (Automobiles)	42,775	3,209
	GE Vernova T&D India Limited (Electrical Equipment)	25,001	1,313
	Hitachi Energy India Ltd (Electrical Equipment)	4,978	1,842
	ICICI Bank Limited (Banks)	271,403	3,956
	Multi Commodity Exchange of India Limited (Capital Markets)	77,388	2,323
			23,319
	Philippines—0.4%
	International Container Terminal Services, Inc. (Transportation Infrastructure)	222,150	3,222
	South Korea—6.1%
	HD Hyundai Co.,Ltd. (Oil, Gas & Consumable Fuels)	2,083	268
	Samsung Electronics Co., Ltd. (Technology Hardware, Storage & Peripherals)	107,484	23,171
	SK hynix Inc. (Semiconductors & Semiconductor Equipment)	13,694	23,423
			46,862
	Taiwan—9.0%
	Accton Technology Corporation (Communications Equipment)	82,000	6,422
	Ase Technology Holding Co., Ltd. (Semiconductors & Semiconductor Equipment)	379,000	8,090
	Asia Vital Components Co., Ltd. (Technology Hardware, Storage & Peripherals)	41,000	3,250
	Chroma ATE Inc. (Electronic Equipment, Instruments & Components)	26,000	1,763
	Hon Hai Precision Industry Co., Ltd. (Electronic Equipment, Instruments & Components)	678,000	5,342
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Institutional International Growth Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	Taiwan—(continued)
	King Yuan Electronics Co., Ltd. (Semiconductors & Semiconductor Equipment)	208,000	$2,204
	Lotes Co., Ltd. (Electronic Equipment, Instruments & Components)	17,000	1,126
	Taiwan Semiconductor Manufacturing Company Limited—ADR (Semiconductors & Semiconductor Equipment)	85,963	41,053
			69,250
	Thailand—0.4%
*	Fabrinet (Electronic Equipment, Instruments & Components)	5,256	2,954
	Total Emerging Asia		161,865
	Japan—16.1%
	Advantest Corporation (Semiconductors & Semiconductor Equipment)	23,500	4,674
	Asahi Intecc Co., Ltd. (Health Care Equipment & Supplies)	114,300	2,671
	ASICS Corporation (Textiles, Apparel & Luxury Goods)	136,700	3,678
	Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals)	137,700	6,380
	Daifuku Co., Ltd. (Machinery)	123,600	5,416
	Disco Corporation (Semiconductors & Semiconductor Equipment)	12,300	6,147
	Hitachi, Ltd. (Industrial Conglomerates)	134,700	3,704
	Hoya Corporation (Health Care Equipment & Supplies)	38,600	6,161
	Ibiden Co., Ltd. (Electronic Equipment, Instruments & Components)	52,400	7,675
	Japan Elevator Service Holdings Co., Ltd. (Commercial Services & Supplies)	102,700	1,098
	Keyence Corporation (Electronic Equipment, Instruments & Components)	15,100	7,528
	Kurita Water Industries Ltd. (Machinery)	27,000	1,520
	Marubeni Corporation (Trading Companies & Distributors)	139,200	4,015
	MISUMI Group Inc. (Machinery)	73,000	1,793
	Mitsubishi Electric Corporation (Electrical Equipment)	144,100	5,208
	Organo Corporation (Machinery)	15,700	1,574
	ORIX Corporation. (Financial Services)	193,300	7,310
	Rorze Corporation (Semiconductors & Semiconductor Equipment)	49,300	1,468
Issuer	Shares	Value
Common Stocks—(continued)
Japan—(continued)
Shibaura Mechatronics Corporation (Semiconductors & Semiconductor Equipment)	47,100	$1,338
Shin-Etsu Chemical Co., Ltd. (Chemicals)	86,600	3,733
Smc Corporation (Machinery)	7,400	3,244
Sumitomo Electric Industries, Ltd. (Automobile Components)	324,800	5,847
Sumitomo Mitsui Financial Group, Inc. (Banks)	265,300	10,355
SWCC Corporation (Electrical Equipment)	15,400	1,276
Tokio Marine Holdings, Inc. (Insurance)	204,500	9,058
Tokyo Electron Limited (Semiconductors & Semiconductor Equipment)	14,000	6,643
Tokyo Ohka Kogyo Co., Ltd. (Chemicals)	33,300	2,318
ULVAC, Inc. (Semiconductors & Semiconductor Equipment)	22,400	1,425
Total Japan		123,257
United Kingdom—11.8%
Anglo American plc (Metals & Mining)	72,666	3,563
AstraZeneca PLC (Pharmaceuticals)	65,598	12,269
BAE Systems PLC (Aerospace & Defense)	206,321	5,047
Barclays PLC (Banks)	908,376	6,104
British American Tobacco P.L.C. (Tobacco)	101,338	6,287
Coca-Cola Europacific Partners plc (Beverages)	39,211	3,924
Compass Group PLC (Hotels, Restaurants & Leisure)	215,779	6,970
Diploma PLC (Trading Companies & Distributors)	49,150	4,648
Halma Public Limited Company (Electronic Equipment, Instruments & Components)	132,655	6,922
Hill & Smith PLC (Metals & Mining)	29,766	1,084
InterContinental Hotels Group PLC (Hotels, Restaurants & Leisure)	22,977	3,958
Lloyds Banking Group plc (Banks)	4,260,747	6,279
London Stock Exchange Group PLC (Capital Markets)	69,390	7,512
NEXT plc (Broadline Retail)	16,212	3,128
Rolls-Royce Holdings plc (Aerospace & Defense)	204,629	3,921
Spirax Group PLC (Machinery)	24,776	2,246
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Institutional International Growth Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—(continued)
	SSE PLC (Electric Utilities)	155,918	$5,038
*	Zegona Communications plc (Diversified Telecommunication Services)	60,233	1,272
	Total United Kingdom		90,172
	Western Hemisphere—4.2%
	Canada—4.2%
*	Aritzia Inc. (Specialty Retail)	24,755	2,730
	Cameco Corporation (Oil, Gas & Consumable Fuels)	28,833	2,937
	Canadian Natural Resources Limited (Oil, Gas & Consumable Fuels)	77,433	3,064
	CES Energy Solutions Corp. (Energy Equipment & Services)	126,033	1,472
	Definity Financial Corporation (Insurance)	29,376	1,558
	Intact Financial Corporation (Insurance)	38,195	7,883
	Lundin Gold Inc. (Metals & Mining)	33,776	1,822
*	MDA Space Ltd. (Aerospace & Defense)	51,399	2,124
	Peyto Exploration & Development Corp. (Oil, Gas & Consumable Fuels)	100,691	1,680
	Toromont Industries Ltd. (Trading Companies & Distributors)	23,053	3,791
	WSP Global Inc. (Construction & Engineering)	24,339	3,018
	Total Western Hemisphere		32,079
	Emerging Latin America—4.0%
	Brazil—2.4%
*	Banco BTG Pactual S.A. (Capital Markets)	490,800	5,143
	Companhia de Saneamento Basico do Estado de Sao Paulo - SABESP (Water Utilities)	676,538	3,885
	Embraer S.A. (Aerospace & Defense)	109,200	1,731
	Itau Unibanco Holding S.A.—ADR (Banks)	591,310	4,831
*	Nu Holdings Ltd. (Banks)	216,561	2,893
			18,483
	Chile—0.7%
	Antofagasta PLC (Metals & Mining)	106,987	5,421
	Mexico—0.7%
	Arca Continental, S.A.B. de C.V. (Beverages)	84,700	1,013
	Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. (Transportation Infrastructure)	77,200	1,091
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—(continued)
	Mexico—(continued)
	Grupo Aeroportuario del Sureste, S.A.B. de C.V.—ADR (Transportation Infrastructure)	3,966	$1,216
*	Vista Energy, S.A.B. de C.V.—ADR (Oil, Gas & Consumable Fuels)	27,584	1,760
			5,080
	Peru—0.2%
	Credicorp Ltd.† (Banks)	5,129	1,998
	Total Emerging Latin America		30,982
	Emerging Europe, Mid-East, Africa—3.1%
	Greece—0.6%
	National Bank of Greece S.A. (Banks)	248,631	4,286
	South Africa—1.4%
	Bid Corporation Limited (Consumer Staples Distribution & Retail)	58,421	1,593
	Capitec Bank Holdings Limited (Banks)	8,047	2,334
	FirstRand Limited (Financial Services)	639,336	3,796
	MTN Group Limited (Wireless Telecommunication Services)	239,265	3,328
			11,051
	United Arab Emirates—1.1%
	Aldar Properties PJSC (Real Estate Management & Development)	805,520	1,816
	Emaar Development PJSC (Real Estate Management & Development)	318,857	1,200
	Emaar Properties P.J.S.C (Real Estate Management & Development)	637,714	2,069
	Emirates NBD Bank (P.J.S.C.) (Banks)	427,133	3,438
			8,523
	Total Emerging Europe, Mid-East, Africa		23,860
	Asia Ex-Japan—1.0%
	Australia—0.3%
*	Lynas Rare Earths Limited (Metals & Mining)	68,339	855
	Steadfast Group Limited (Insurance)	389,717	1,376
			2,231
	Hong Kong—0.7%
	AIA Group Limited (Insurance)	596,600	5,435
	Total Asia Ex-Japan		7,666
	Total Common Stocks—99.6% (cost $549,196)		763,252
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Institutional International Growth Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreements
Fixed Income Clearing Corporation, 1.150% dated 06/30/26, due 07/01/26, repurchase price $12,629, collateralized by U.S. Treasury Note, 4.125%, due 06/15/2029, valued at $12,881	$12,629	$12,629
Total Repurchase Agreements—1.6% (cost $12,629)		12,629
Total Investments—101.2% (cost $561,825)		775,881
Liabilities, plus cash and other assets—(1.2)%		(9,260)
Net Assets—100.0%		$766,621

ADR	American Depositary Receipt
PLC	Public Limited Company
REITs	Real Estate Investment Trust

*	Non-income producing security
†	U.S. listed foreign security
As of June 30, 2026, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$760,298	$2,954	$—	$763,252
Repurchase Agreements	—	12,629	—	12,629
Total Investments in Securities	$760,298	$15,583	$—	$775,881
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
International Small Cap Growth Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe Ex-U.K.—31.1%
	Austria—0.5%
	voestalpine AG (Metals & Mining)	15,137	$706
	Belgium—2.6%
	D'Ieteren Group (Distributors)	6,791	1,322
	KBC Ancora (Banks)	15,319	1,437
	Warehouses De Pauw NV/SA (Industrial REITs)	34,511	870
			3,629
	Denmark—1.8%
	ALK-Abello A/S (Pharmaceuticals)	36,034	1,345
	FLSmidth & Co. A/S (Machinery)	16,365	1,196
			2,541
	France—2.5%
*	Constellium SE (Metals & Mining)	24,296	775
	Dassault Aviation (Aerospace & Defense)	5,218	1,712
	LISI (Aerospace & Defense)	13,775	1,034
			3,521
	Germany—3.3%
	AIXTRON SE (Semiconductors & Semiconductor Equipment)	17,856	1,073
	Elmos Semiconductor SE (Semiconductors & Semiconductor Equipment)	6,543	1,349
	flatexDEGIRO SE (Capital Markets)	40,748	1,746
	Schaeffler AG (Automobile Components)	41,411	401
			4,569
	Ireland—1.9%
	Glanbia Public Limited Company (Food Products)	68,407	1,912
	Uniphar Public Limited Company (Health Care Providers & Services)	135,505	689
			2,601
	Israel—0.4%
	Next Vision Stabilized Systems Ltd (Electronic Equipment, Instruments & Components)	7,157	579
	Italy—6.0%
	Azimut Holding S.P.A. (Capital Markets)	30,278	1,228
	Brunello Cucinelli S.p.A. (Textiles, Apparel & Luxury Goods)	11,210	1,058
	Carel Industries S.P.A. (Building Products)	35,506	1,288
	Italgas S.p.A. (Gas Utilities)	73,437	850
	Lottomatica Group S.P.A. (Hotels, Restaurants & Leisure)	26,167	727
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Italy—(continued)
	Saipem S.P.A. (Energy Equipment & Services)	253,972	$1,279
	SOL S.P.A. (Chemicals)	27,442	1,825
			8,255
	Jersey—0.8%
*	Rosebank Industries PLC (Electrical Equipment)	245,929	1,080
	Luxembourg—1.0%
	Millicom International Cellular S.A. (Wireless Telecommunication Services)	14,744	1,338
	Norway—2.0%
	Europris ASA (Broadline Retail)	68,803	614
	Gjensidige Forsikring ASA (Insurance)	41,752	1,129
	Kitron ASA (Electronic Equipment, Instruments & Components)	98,588	1,063
			2,806
	Spain—1.0%
	Almirall SA (Pharmaceuticals)	51,777	666
	Atalaya Mining Copper SA (Metals & Mining)	61,754	669
			1,335
	Sweden—4.3%
	AQ Group AB (Electrical Equipment)	45,170	1,024
	Attendo AB (Health Care Providers & Services)	84,901	1,074
	Beijer Ref AB (Trading Companies & Distributors)	45,799	671
	Bufab AB (Trading Companies & Distributors)	152,139	1,989
*	MedCap AB (publ) (Life Sciences Tools & Services)	8,850	479
	RaySearch Laboratories AB (Health Care Technology)	31,650	718
			5,955
	Switzerland—3.0%
	Garrett Motion Inc. (Automobile Components)	30,727	1,113
	Kardex Holding AG (Machinery)	4,252	1,192
	Medacta Group SA (Health Care Equipment & Supplies)	6,329	1,066
	Tecan Group Ltd. (Life Sciences Tools & Services)	3,731	747
			4,118
	Total Europe Ex-U.K.		43,033
	Japan—21.4%
	Anritsu Corporation (Electronic Equipment, Instruments & Components)	44,500	1,203
	Asahi Intecc Co., Ltd. (Health Care Equipment & Supplies)	76,800	1,795
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
International Small Cap Growth Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)
Issuer	Shares	Value
Common Stocks—(continued)
Japan—(continued)
C. Uyemura & Co., Ltd. (Chemicals)	4,800	$810
Fujimi Incorporated (Chemicals)	27,200	765
Fukuoka Financial Group, Inc. (Banks)	33,400	1,404
Fuso Chemical Co.,Ltd. (Chemicals)	44,200	1,223
Integral Corporation (Capital Markets)	28,400	480
Japan Elevator Service Holdings Co., Ltd. (Commercial Services & Supplies)	105,600	1,129
Kamigumi Co., Ltd. (Transportation Infrastructure)	21,000	657
Katitas Co., Ltd (Real Estate Management & Development)	45,000	915
Koito Manufacturing Co., Ltd. (Automobile Components)	37,100	582
Kokusai Electric Corporation (Semiconductors & Semiconductor Equipment)	24,600	1,642
Kurita Water Industries Ltd. (Machinery)	19,700	1,109
Micronics Japan Co.,Ltd. (Semiconductors & Semiconductor Equipment)	11,000	1,126
MISUMI Group Inc. (Machinery)	48,200	1,184
NIFCO INC. (Automobile Components)	19,700	586
Oki Electric Industry Company, Limited (Electronic Equipment, Instruments & Components)	32,900	707
Organo Corporation (Machinery)	13,600	1,363
Rigaku Holdings Corporation (Electronic Equipment, Instruments & Components)	46,600	717
Rorze Corporation (Semiconductors & Semiconductor Equipment)	47,100	1,402
Shibaura Mechatronics Corporation (Semiconductors & Semiconductor Equipment)	30,000	852
SKY Perfect JSAT Corporation (Media)	74,900	1,233
SWCC Corporation (Electrical Equipment)	8,600	712
Takasago Thermal Engineering Co., Ltd. (Building Products)	23,700	741
The Gunma Bank, Ltd. (Banks)	99,100	1,428
Tokyo Ohka Kogyo Co., Ltd. (Chemicals)	20,800	1,448
Tokyo Seimitsu Co., Ltd. (Semiconductors & Semiconductor Equipment)	7,300	904
Tokyotokeiba Co., Ltd. (Hotels, Restaurants & Leisure)	2,600	77
	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—(continued)
	Totech Corporation (Trading Companies & Distributors)	20,800	$530
	ULVAC, Inc. (Semiconductors & Semiconductor Equipment)	12,700	808
	Total Japan		29,532
	Emerging Asia—18.3%
	China—1.3%
	Airtac International Group (Machinery)	24,000	1,006
*	WuXi XDC Cayman Inc. (Life Sciences Tools & Services)	103,500	753
			1,759
	India—3.7%
	AU Small Finance Bank Limited (Banks)	102,592	1,122
	Cholamandalam Financial Holdings Limited (Consumer Finance)	28,224	491
	GE Vernova T&D India Limited (Electrical Equipment)	19,518	1,026
*	GMR Airports Limited (Transportation Infrastructure)	611,968	727
	Hitachi Energy India Ltd (Electrical Equipment)	2,773	1,026
	Home First Finance Company India Limited (Financial Services)	67,942	818
			5,210
	South Korea—3.2%
	APR Co.,Ltd. (Personal Care Products)	2,325	579
	DB Insurance Co., Ltd. (Insurance)	7,756	670
	Hansol Chemical Co., Ltd. (Chemicals)	4,186	786
	HD Hyundai Marine Solution Co., Ltd. (Commercial Services & Supplies)	6,073	880
*	HD-Hyundai Marine Engine Co., Ltd. (Machinery)	12,464	471
	JB Financial Group Co., Ltd. (Banks)	41,408	663
	ST Pharm Co., Ltd. (Pharmaceuticals)	4,767	407
			4,456
	Taiwan—10.1%
	Acter Group Corporation Limited (Construction & Engineering)	28,000	1,134
	Aspeed Technology Inc. (Semiconductors & Semiconductor Equipment)	2,000	1,036
	Bizlink Holding Inc. (Electrical Equipment)	17,000	1,022
	Chroma ATE Inc. (Electronic Equipment, Instruments & Components)	14,000	949
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
International Small Cap Growth Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)
Issuer	Shares	Value
Common Stocks—(continued)
Emerging Asia—(continued)
Taiwan—(continued)
Fositek Corp. (Electronic Equipment, Instruments & Components)	20,000	$1,055
Grand Process Technology Corporation (Semiconductors & Semiconductor Equipment)	10,000	1,140
Hon. Precision, Inc (Semiconductors & Semiconductor Equipment)	5,428	1,103
Innodisk Corporation (Technology Hardware, Storage & Peripherals)	19,000	963
Kinik Company (Machinery)	47,000	1,124
Lotes Co., Ltd. (Electronic Equipment, Instruments & Components)	14,000	927
Marketech International Corp. (Semiconductors & Semiconductor Equipment)	62,000	1,078
Taiwan Union Technology Corporation (Electronic Equipment, Instruments & Components)	26,000	1,371
WinWay Technology Co., Ltd. (Semiconductors & Semiconductor Equipment)	4,000	1,015
		13,917
Total Emerging Asia		25,342
Emerging Latin America—7.3%
Brazil—1.1%
Cury Construtora e Incorporadora S.A. (Household Durables)	126,300	858
Inter & Co, Inc. (Banks)	108,743	590
		1,448
Chile—0.5%
Enel Chile S.A. (Electric Utilities)	7,770,917	683
Mexico—4.1%
Arca Continental, S.A.B. de C.V. (Beverages)	112,300	1,343
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. (Transportation Infrastructure)	80,400	1,136
Grupo Aeroportuario del Sureste, S.A.B. de C.V. (Transportation Infrastructure)	36,030	1,104
Prologis Property Mexico, S.A. de C.V. (Industrial REITs)	310,367	1,340
Qualitas Controladora, S.A.B. de C.V. (Insurance)	66,900	671
		5,594
Panama—0.7%
Bladex, Inc. (Financial Services)	16,425	1,010
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—(continued)
	Peru—0.9%
	Intercorp Financial Services Inc (Banks)	22,535	$1,284
	Total Emerging Latin America		10,019
	United Kingdom—6.9%
	Diploma PLC (Trading Companies & Distributors)	11,299	1,069
*	Helios Towers plc (Diversified Telecommunication Services)	329,260	874
	Hill & Smith PLC (Metals & Mining)	40,364	1,470
*	LivaNova PLC (Health Care Equipment & Supplies)	8,787	722
	QinetiQ Group plc (Aerospace & Defense)	165,601	928
	Renishaw plc (Electronic Equipment, Instruments & Components)	22,263	1,512
	Volution Group plc (Building Products)	161,354	1,308
*	Zegona Communications plc (Diversified Telecommunication Services)	74,938	1,582
	Total United Kingdom		9,465
	Western Hemisphere—6.1%
	Canada—6.1%
*	Aris Mining Corporation (Metals & Mining)	37,032	552
	CES Energy Solutions Corp. (Energy Equipment & Services)	120,023	1,403
	Definity Financial Corporation (Insurance)	33,838	1,795
	Exchange Income Corporation (Passenger Airlines)	10,763	1,004
	Extendicare Inc. (Health Care Providers & Services)	41,125	1,017
*	MDA Space Ltd. (Aerospace & Defense)	30,256	1,250
	Peyto Exploration & Development Corp. (Oil, Gas & Consumable Fuels)	51,909	866
	The North West Company Inc. (Consumer Staples Distribution & Retail)	16,569	577
	Total Western Hemisphere		8,464
	Emerging Europe, Mid-East, Africa—4.6%
	Poland—1.8%
	Orange Polska Spolka Akcyjna (Diversified Telecommunication Services)	157,648	600
	Pepco Group N.V. (Broadline Retail)	73,503	710
*	Zabka Group (Consumer Staples Distribution & Retail)	169,636	1,227
			2,537
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
International Small Cap Growth Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—(continued)
	South Africa—0.9%
	AVI Limited (Food Products)	95,341	$585
	OUTsurance Group Limited (Insurance)	124,971	600
			1,185
	Turkey—1.1%
	ASELSAN Elektronik Sanayi ve Ticaret Anonim Sirketi (Aerospace & Defense)	197,597	1,461
	United Arab Emirates—0.8%
*	Abu Dhabi Ports Company PJSC (Transportation Infrastructure)	536,461	687
	Emaar Development PJSC (Real Estate Management & Development)	128,462	483
			1,170
	Total Emerging Europe, Mid-East, Africa		6,353
	Asia Ex-Japan—1.2%
	Australia—1.2%
	Capricorn Metals Ltd (Metals & Mining)	68,191	597
	Steadfast Group Limited (Insurance)	301,804	1,065
	Total Asia Ex-Japan		1,662
	Total Common Stocks—96.9% (cost $107,240)		133,870

Repurchase Agreements
Fixed Income Clearing Corporation, 1.150% dated 06/30/26, due 07/01/26, repurchase price $4,137, collateralized by U.S. Treasury Note, 4.125%, due 06/15/2029, valued at $4,220	$4,137	4,137
Total Repurchase Agreements—3.0% (cost $4,137)		4,137
Total Investments—99.9% (cost $111,377)		138,007
Cash and other assets, less liabilities—0.1%		165
Net Assets—100.0%		$138,172

PLC	Public Limited Company
REITs	Real Estate Investment Trust

*	Non-income producing security
As of June 30, 2026, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$133,870	$—	$—	$133,870
Repurchase Agreements	—	4,137	—	4,137
Total Investments in Securities	$133,870	$4,137	$—	$138,007
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Emerging Markets Leaders Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—73.9%
	China—16.2%
	Advanced Micro-Fabrication Equipment Inc. China (Semiconductors & Semiconductor Equipment)	6,304	$435
	Alibaba Group Holding Limited (Broadline Retail)	80,228	950
	Contemporary Amperex Technology Co.,Ltd. (Electrical Equipment)	54,420	3,149
	Fuyao Glass Industry Group Co., Ltd. (Automobile Components)	133,000	988
	NetEase, Inc. (Entertainment)	42,400	1,094
	Neway Valve (Suzhou) Co., Ltd. (Machinery)	71,900	533
	Ping An Insurance (Group) Company of China, Ltd. (Insurance)	131,600	925
	Shenzhen Inovance Technology Co.,Ltd (Machinery)	135,200	1,321
	Tencent Holdings Limited (Interactive Media & Services)	68,800	3,770
*	Victory Giant Technology (HuiZhou) Co., Ltd. (Electronic Equipment, Instruments & Components)	23,700	1,056
	Weichai Power Co., Ltd. (Machinery)	247,800	994
	WuXi AppTec Co., Ltd. (Life Sciences Tools & Services)	39,700	728
*	WuXi XDC Cayman Inc. (Life Sciences Tools & Services)	119,000	866
			16,809
	India—14.9%
	Bajaj Finance Limited (Consumer Finance)	175,472	1,867
	Bharat Electronics Limited (Aerospace & Defense)	162,691	709
	Bharti Airtel Limited (Wireless Telecommunication Services)	68,366	1,340
	Eicher Motors Limited (Automobiles)	12,657	950
	GE Vernova T&D India Limited (Electrical Equipment)	15,691	824
*	GMR Airports Limited (Transportation Infrastructure)	1,282,622	1,524
	HDFC Bank Limited (Banks)	210,970	1,784
	Hindalco Industries Limited (Metals & Mining)	127,084	1,288
	Lodha Developers Limited (Real Estate Management & Development)	116,940	1,182
	Marico Limited (Food Products)	121,338	1,074
	Max Healthcare Institute Limited (Health Care Providers & Services)	78,427	935
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	India—(continued)
	Polycab India Limited (Electrical Equipment)	14,111	$1,486
	Shriram Finance Limited (Consumer Finance)	51,263	567
			15,530
	Indonesia—1.3%
*	Grab Holdings Limited (Ground Transportation)	202,584	764
	PT Bank Central Asia Tbk (Banks)	1,770,800	549
			1,313
	South Korea—18.6%
	APR Co.,Ltd. (Personal Care Products)	2,138	532
	HD Hyundai Marine Solution Co., Ltd. (Commercial Services & Supplies)	6,277	910
	HD Korea Shipbuilding & Offshore Engineering Co., Ltd. (Machinery)	3,222	728
	Hyosung Heavy Industries Corporation (Electrical Equipment)	294	652
*	Samsung Biologics Co.,Ltd. (Life Sciences Tools & Services)	838	752
	Samsung Electro-Mechanics Co., Ltd. (Electronic Equipment, Instruments & Components)	1,085	1,529
	Samsung Electronics Co., Ltd. (Technology Hardware, Storage & Peripherals)	30,178	6,506
	SK hynix Inc. (Semiconductors & Semiconductor Equipment)	1,545	2,643
*	SK Square Co., Ltd. (Industrial Conglomerates)	4,667	5,112
			19,364
	Taiwan—22.4%
	Ase Technology Holding Co., Ltd. (Semiconductors & Semiconductor Equipment)	88,000	1,878
	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	20,000	1,224
	Elite Material Co., Ltd. (Electronic Equipment, Instruments & Components)	5,000	846
	Hon Hai Precision Industry Co., Ltd. (Electronic Equipment, Instruments & Components)	158,000	1,245
	Taiwan Semiconductor Manufacturing Company Limited (Semiconductors & Semiconductor Equipment)	129,000	9,759
	Taiwan Semiconductor Manufacturing Company Limited—ADR (Semiconductors & Semiconductor Equipment)	17,398	8,309
			23,261
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Emerging Markets Leaders Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	Thailand—0.5%
*	Fabrinet (Electronic Equipment, Instruments & Components)	861	$484
	Total Emerging Asia		76,761
	Emerging Latin America—11.4%
	Brazil—6.3%
	Companhia de Saneamento Basico do Estado de Sao Paulo - SABESP (Water Utilities)	180,400	1,036
	Embraer S.A. (Aerospace & Defense)	74,800	1,186
	Itau Unibanco Holding S.A.—ADR (Banks)	88,724	725
*	Nu Holdings Ltd. (Banks)	120,508	1,610
	Telefonica Brasil S.A. (Diversified Telecommunication Services)	118,300	778
	WEG S.A. (Electrical Equipment)	129,600	1,178
			6,513
	Chile—1.4%
	Antofagasta PLC (Metals & Mining)	28,601	1,449
	Mexico—3.7%
	America Movil, S.A.B. de C.V. (Wireless Telecommunication Services)	582,100	756
	Grupo Financiero Banorte, S.A.B. de C.V. (Banks)	155,200	1,644
*	Vista Energy, S.A.B. de C.V.—ADR (Oil, Gas & Consumable Fuels)	23,023	1,469
			3,869
	Total Emerging Latin America		11,831
	Emerging Europe, Mid-East, Africa—10.0%
	Greece—1.5%
	Eurobank S.A. (Banks)	339,225	1,614
	Poland—1.9%
	Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna (Banks)	32,815	900
*	Zabka Group (Consumer Staples Distribution & Retail)	146,542	1,059
			1,959
	South Africa—4.9%
	AngloGold Ashanti PLC (Metals & Mining)	8,856	718
	Capitec Bank Holdings Limited (Banks)	4,472	1,297
	FirstRand Limited (Financial Services)	268,561	1,595
Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Europe, Mid-East, Africa—(continued)
South Africa—(continued)
Gold Fields Limited (Metals & Mining)	14,971	$503
Naspers Limited (Broadline Retail)	18,610	932
		5,045
United Arab Emirates—1.7%
Aldar Properties PJSC (Real Estate Management & Development)	439,780	992
Emirates NBD Bank (P.J.S.C.) (Banks)	93,921	756
		1,748
Total Emerging Europe, Mid-East, Africa		10,366
Asia Ex-Japan—2.1%
Hong Kong—0.9%
AIA Group Limited (Insurance)	100,200	913
Singapore—1.2%
ASMPT Limited (Semiconductors & Semiconductor Equipment)	40,800	1,242
Total Asia Ex-Japan		2,155
Total Common Stocks—97.4% (cost $77,207)		101,113

Repurchase Agreements
Fixed Income Clearing Corporation, 1.150% dated 06/30/26, due 07/01/26, repurchase price $562, collateralized by U.S. Treasury Note, 4.125%, due 06/15/2029, valued at $573	$562	562
Total Repurchase Agreements—0.5% (cost $562)		562
Total Investments—97.9% (cost $77,769)		101,675
Cash and other assets, less liabilities—2.1%		2,140
Net Assets—100.0%		$103,815

ADR	American Depositary Receipt
PLC	Public Limited Company

*	Non-income producing security
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Emerging Markets Leaders Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)
As of June 30, 2026, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$100,629	$484	$—	$101,113
Repurchase Agreements	—	562	—	562
Total Investments in Securities	$100,629	$1,046	$—	$101,675
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Emerging Markets Growth Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—81.0%
	China—12.6%
	Airtac International Group (Machinery)	123,000	$5,155
	Alibaba Group Holding Limited (Broadline Retail)	984,900	11,660
*	BeOne Medicines Ltd (Biotechnology)	121,700	2,644
	China Life Insurance Company Limited (Insurance)	1,113,000	3,783
	China Tungsten And Hightech Materials Co.,Ltd (Metals & Mining)	268,900	3,790
	CMOC Group Limited (Metals & Mining)	1,341,000	2,596
	Contemporary Amperex Technology Co.,Ltd. (Electrical Equipment)	264,871	15,329
	Guangdong Dtech Technology Co., Ltd. (Machinery)	59,300	4,811
	Han's Laser Technology Industry Group Co., Ltd. (Machinery)	220,200	4,868
	Hansoh Pharmaceutical Group Company Limited (Pharmaceuticals)	600,000	2,266
	Jiangsu Hengli Hydraulic Co., Ltd. (Machinery)	208,700	3,306
	Jiangsu Hengrui Pharmaceuticals Co.,Ltd (Pharmaceuticals)	370,000	2,729
	NetEase, Inc. (Entertainment)	328,200	8,470
	Neway Valve (Suzhou) Co., Ltd. (Machinery)	417,900	3,095
	Ningbo Deye Technology Corporation (Electrical Equipment)	249,300	3,898
	Ping An Insurance (Group) Company of China, Ltd. (Insurance)	547,500	3,564
	Sieyuan Electric Co., Ltd. (Electrical Equipment)	139,100	3,544
	Tencent Holdings Limited (Interactive Media & Services)	541,060	29,651
	Weichai Power Co., Ltd. (Machinery)	2,151,000	9,352
	WUS Printed Circuit (Kunshan) Co., Ltd. (Electronic Equipment, Instruments & Components)	230,350	5,183
	WuXi AppTec Co., Ltd. (Life Sciences Tools & Services)	394,300	7,727
*	WuXi Biologics (Cayman) Inc. (Life Sciences Tools & Services)	672,000	2,965
*	WuXi XDC Cayman Inc. (Life Sciences Tools & Services)	436,500	3,175
	Zijin Mining Group Company Limited (Metals & Mining)	1,060,000	3,703
			147,264
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	India—11.6%
	Apollo Hospitals Enterprise Limited (Health Care Providers & Services)	38,905	$3,563
	Bajaj Finance Limited (Consumer Finance)	604,020	6,426
	Bharat Electronics Limited (Aerospace & Defense)	1,361,042	5,932
	Bharti Airtel Limited (Wireless Telecommunication Services)	304,350	5,964
*	Billionbrains Garage Ventures Limited (Capital Markets)	2,139,949	4,567
*	BSE Limited (Capital Markets)	140,447	5,742
	Cummins India Ltd. (Machinery)	84,195	5,064
	Eicher Motors Limited (Automobiles)	58,151	4,362
	GE Vernova T&D India Limited (Electrical Equipment)	160,266	8,420
	HDFC Asset Management Co. Ltd. (Capital Markets)	125,809	3,528
	Hindalco Industries Limited (Metals & Mining)	441,275	4,471
	Hitachi Energy India Ltd (Electrical Equipment)	19,519	7,223
	ICICI Bank Limited (Banks)	419,933	6,122
	Larsen & Toubro Limited (Construction & Engineering)	157,662	6,902
	Mahindra & Mahindra Limited (Automobiles)	95,381	3,100
	Marico Limited (Food Products)	334,837	2,964
	Multi Commodity Exchange of India Limited (Capital Markets)	172,626	5,181
	Nestle India Limited (Food Products)	251,013	3,749
	Polycab India Limited (Electrical Equipment)	42,490	4,475
	Radico Khaitan Limited (Beverages)	80,053	3,328
	Reliance Industries Limited (Oil, Gas & Consumable Fuels)	417,389	5,708
	Shriram Finance Limited (Consumer Finance)	391,314	4,324
	Solar Industries India Limited (Chemicals)	27,086	5,346
	State Bank of India (Banks)	582,456	6,337
	Tata Consumer Products Limited (Food Products)	313,012	3,548
	Titan Company Limited (Textiles, Apparel & Luxury Goods)	65,360	3,054
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Emerging Markets Growth Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	India—(continued)
	Torrent Pharmaceuticals Limited (Pharmaceuticals)	68,184	$3,349
	TVS Motor Company Limited (Automobiles)	102,873	3,773
			136,522
	Philippines—0.7%
	International Container Terminal Services, Inc. (Transportation Infrastructure)	577,000	8,368
	South Korea—26.0%
	APR Co.,Ltd. (Personal Care Products)	15,852	3,944
	Doosan Co., Ltd. (Industrial Conglomerates)	9,198	8,828
	Hanwha Aerospace Co., Ltd. (Aerospace & Defense)	6,038	3,878
	HD Hyundai Electric Co., Ltd. (Electrical Equipment)	13,034	8,177
	HD Hyundai Heavy Industries Co., Ltd. (Machinery)	19,910	7,608
	Hyosung Heavy Industries Corporation (Electrical Equipment)	4,297	9,535
	Hyundai Rotem Company (Machinery)	26,649	2,976
	KB Financial Group Inc. (Banks)	87,212	8,950
	Korea Investment Holdings Co., Ltd. (Capital Markets)	28,718	4,096
	LIG Defense&Aerospace Co., Ltd. (Aerospace & Defense)	6,863	3,185
	LS Electric Co., Ltd (Electrical Equipment)	55,791	8,571
	Samsung Electro-Mechanics Co., Ltd. (Electronic Equipment, Instruments & Components)	7,998	11,275
	Samsung Electronics Co., Ltd. (Technology Hardware, Storage & Peripherals)	234,754	50,609
	Samsung Life Insurance Co., Ltd. (Insurance)	70,609	18,275
	Shinsegae Inc. (Broadline Retail)	8,660	4,220
	SK hynix Inc. (Semiconductors & Semiconductor Equipment)	27,858	47,650
*	SK Square Co., Ltd. (Industrial Conglomerates)	94,700	103,728
			305,505
	Taiwan—30.1%
	Accton Technology Corporation (Communications Equipment)	111,000	8,694
	Acter Group Corporation Limited (Construction & Engineering)	74,000	2,997
	Ase Technology Holding Co., Ltd. (Semiconductors & Semiconductor Equipment)	466,000	9,947
Issuer	Shares	Value
Common Stocks—(continued)
Emerging Asia—(continued)
Taiwan—(continued)
Asia Vital Components Co., Ltd. (Technology Hardware, Storage & Peripherals)	105,000	$8,322
Aspeed Technology Inc. (Semiconductors & Semiconductor Equipment)	20,300	10,511
Bizlink Holding Inc. (Electrical Equipment)	44,000	2,645
C Sun Mfg. Ltd. (Machinery)	147,000	2,861
Chroma ATE Inc. (Electronic Equipment, Instruments & Components)	109,000	7,391
Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	379,000	23,199
Elite Material Co., Ltd. (Electronic Equipment, Instruments & Components)	56,000	9,475
Gold Circuit Electronics Ltd. (Electronic Equipment, Instruments & Components)	141,000	5,311
Hon. Precision, Inc (Semiconductors & Semiconductor Equipment)	24,371	4,950
Kinik Company (Machinery)	129,000	3,086
L&K Engineering Co., Ltd. (Commercial Services & Supplies)	96,000	2,781
Lotes Co., Ltd. (Electronic Equipment, Instruments & Components)	49,000	3,246
MediaTek Inc. (Semiconductors & Semiconductor Equipment)	128,000	17,057
Mega Union Technology Inc. (Machinery)	60,000	1,840
Taiwan Semiconductor Manufacturing Company Limited (Semiconductors & Semiconductor Equipment)	467,000	35,329
Taiwan Semiconductor Manufacturing Company Limited—ADR (Semiconductors & Semiconductor Equipment)	371,816	177,568
Unimicron Technology Corp. (Electronic Equipment, Instruments & Components)	267,000	8,968
United Integrated Services Co., Ltd. (Construction & Engineering)	106,000	4,392
Universal Microwave Technology, Inc. (Electronic Equipment, Instruments & Components)	54,000	2,263
		352,833
Total Emerging Asia		950,492
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Emerging Markets Growth Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)
Issuer	Shares	Value
Common Stocks—(continued)
Emerging Europe, Mid-East, Africa—9.9%
Georgia—0.3%
Lion Finance Group PLC (Banks)	27,550	$4,140
Greece—1.8%
Eurobank S.A. (Banks)	2,734,294	13,012
Piraeus Bank S.A. (Banks)	748,665	7,774
		20,786
Hungary—1.3%
OTP Bank Nyrt. (Banks)	100,313	14,805
Kazakhstan—0.3%
NAC Kazatomprom JSC (Oil, Gas & Consumable Fuels)	44,097	3,030
Poland—0.5%
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna (Banks)	209,516	5,745
Qatar—0.2%
Qatar National Bank (Q.P.S.C.) (Banks)	531,767	2,519
Romania—0.2%
Banca Transilvania SA (Banks)	311,263	2,634
Saudi Arabia—0.4%
The Saudi National Bank (Banks)	411,015	4,229
South Africa—2.3%
AngloGold Ashanti PLC (Metals & Mining)	69,674	5,648
Capitec Bank Holdings Limited (Banks)	53,268	15,447
MTN Group Limited (Wireless Telecommunication Services)	403,333	5,611
		26,706
Turkey—0.9%
ASELSAN Elektronik Sanayi ve Ticaret Anonim Sirketi (Aerospace & Defense)	959,501	7,097
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A.S. (Electrical Equipment)	575,457	3,411
		10,508
United Arab Emirates—1.7%
Abu Dhabi Islamic Bank PJSC (Banks)	726,698	4,092
Aldar Properties PJSC (Real Estate Management & Development)	1,901,663	4,287
Emaar Properties P.J.S.C (Real Estate Management & Development)	1,188,688	3,858
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—(continued)
	United Arab Emirates—(continued)
	Emirates NBD Bank (P.J.S.C.) (Banks)	756,720	$6,090
	Salik Company P.J.S.C. (Transportation Infrastructure)	1,366,074	2,187
			20,514
	Total Emerging Europe, Mid-East, Africa		115,616
	Emerging Latin America—8.8%
	Brazil—3.8%
	B3 S.A. Brasil, Bolsa, Balcao B3 S.A. (Capital Markets)	2,674,200	7,527
*	Banco BTG Pactual S.A. (Capital Markets)	1,142,200	11,967
	Companhia de Saneamento Basico do Estado de Sao Paulo - SABESP (Water Utilities)	755,851	4,340
	Direcional Engenharia S/A (Household Durables)	106,600	287
*	ENEVA S.A. (Independent Power and Renewable Electricity Producers)	965,100	4,995
	Itau Unibanco Holding S.A.—ADR (Banks)	1,518,544	12,407
*	Prio S.A. (Oil, Gas & Consumable Fuels)	283,700	2,866
			44,389
	Chile—1.9%
	Antofagasta PLC (Metals & Mining)	158,662	8,039
	Banco de Chile (Banks)	32,699,307	6,402
	Falabella S.A. (Broadline Retail)	517,327	3,230
	LATAM Airlines Group S.A.—ADR (Passenger Airlines)	74,742	4,355
			22,026
	Colombia—0.1%
	Grupo Cibest S.A.—ADR (Banks)	19,979	1,587
	Mexico—1.7%
	America Movil, S.A.B. de C.V. (Wireless Telecommunication Services)	204,060	5,304
	Grupo Financiero Banorte, S.A.B. de C.V. (Banks)	679,100	7,192
	Prologis Property Mexico, S.A. de C.V. (Industrial REITs)	645,525	2,787
*	Vista Energy, S.A.B. de C.V.—ADR (Oil, Gas & Consumable Fuels)	72,730	4,640
			19,923
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Emerging Markets Growth Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Latin America—(continued)
	Peru—1.3%
	Credicorp Ltd. (Banks)	24,220	$9,436
	Southern Copper Corporation (Metals & Mining)	31,818	5,544
			14,980
	Total Emerging Latin America		102,905
	Asia Ex-Japan—0.8%
	Hong Kong—0.8%
	Hong Kong Exchanges and Clearing Limited (Capital Markets)	210,400	9,738
	Western Hemisphere—0.6%
	United States—0.6%
*	Laureate Education, Inc. (Diversified Consumer Services)	83,463	3,031
	PriceSmart, Inc. (Consumer Staples Distribution & Retail)	20,160	3,938
	Total Western Hemisphere		6,969
	Europe Ex-U.K.—0.5%
	Luxembourg—0.5%
	Millicom International Cellular S.A. (Wireless Telecommunication Services)	66,045	5,994
	United Kingdom—0.3%
	Airtel Africa PLC (Wireless Telecommunication Services)	814,131	3,538
	Total Common Stocks—101.9% (cost $704,053)		1,195,252

Repurchase Agreements
Fixed Income Clearing Corporation, 1.150% dated 06/30/26, due 07/01/26, repurchase price $142, collateralized by U.S. Treasury Note, 4.125%, due 06/15/2029, valued at $145	$142	142
Total Repurchase Agreements—0.0% (cost $142)		142
Total Investments—101.9% (cost $704,195)		1,195,394
Liabilities, plus cash and other assets—(1.9)%		(22,606)
Net Assets—100.0%		$1,172,788

ADR	American Depositary Receipt
PLC	Public Limited Company
REITs	Real Estate Investment Trust

*	Non-income producing security
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Emerging Markets Growth Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)
As of June 30, 2026, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,195,252	$—	$—	$1,195,252
Repurchase Agreements	—	142	—	142
Total Investments in Securities	$1,195,252	$142	$—	$1,195,394
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Emerging Markets ex China Growth Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—58.8%
	India—9.6%
	Acutaas Chemicals Limited (Pharmaceuticals)	9,595	$358
	Ashok Leyland Limited (Machinery)	137,971	230
	Bajaj Finance Limited (Consumer Finance)	33,591	357
	Bharat Electronics Limited (Aerospace & Defense)	122,049	532
	Bharti Airtel Limited (Wireless Telecommunication Services)	35,260	691
*	Billionbrains Garage Ventures Limited (Capital Markets)	174,050	372
*	BSE Limited (Capital Markets)	6,222	254
	Cummins India Ltd. (Machinery)	7,498	451
	Eicher Motors Limited (Automobiles)	4,054	304
	GE Vernova T&D India Limited (Electrical Equipment)	9,922	521
	HDFC Asset Management Co. Ltd. (Capital Markets)	9,257	260
	Hitachi Energy India Ltd (Electrical Equipment)	958	355
	ICICI Bank Limited (Banks)	32,868	479
	KEI Industries Limited (Electrical Equipment)	4,077	232
	Laurus Labs Limited (Pharmaceuticals)	18,800	302
	Multi Commodity Exchange of India Limited (Capital Markets)	9,832	295
	National Aluminium Company Limited (Metals & Mining)	48,390	174
	Quality Power Electrical Equipments Limited (Electrical Equipment)	17,270	223
	Reliance Industries Limited (Oil, Gas & Consumable Fuels)	27,961	382
	Shriram Finance Limited (Consumer Finance)	22,840	252
	Solar Industries India Limited (Chemicals)	1,719	339
	State Bank of India (Banks)	45,883	499
	Tata Consumer Products Limited (Food Products)	19,179	217
	The Federal Bank Limited (Banks)	87,118	303
	The Great Eastern Shipping Company Limited (Oil, Gas & Consumable Fuels)	18,956	297
	The Karur Vysya Bank Limited (Banks)	73,404	229
	Torrent Pharmaceuticals Limited (Pharmaceuticals)	4,485	220
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	India—(continued)
	TVS Motor Company Limited (Automobiles)	7,894	$290
	Vedanta Limited (Metals & Mining)	76,540	227
	Welspun Corp Limited (Metals & Mining)	19,104	305
			9,950
	Philippines—0.7%
	International Container Terminal Services, Inc. (Transportation Infrastructure)	52,130	756
	South Korea—23.1%
	APR Co.,Ltd. (Personal Care Products)	1,062	264
	Doosan Co., Ltd. (Industrial Conglomerates)	431	414
	Hanwha Aerospace Co., Ltd. (Aerospace & Defense)	726	466
*	Hanwha Engine (Machinery)	7,430	245
	HD Hyundai Electric Co., Ltd. (Electrical Equipment)	880	552
	HD Hyundai Heavy Industries Co., Ltd. (Machinery)	1,332	509
	Hyosung Heavy Industries Corporation (Electrical Equipment)	293	650
	Hyundai Rotem Company (Machinery)	1,845	206
	KB Financial Group Inc. (Banks)	6,814	700
	Korea Investment Holdings Co., Ltd. (Capital Markets)	1,228	175
	LIG Defense&Aerospace Co., Ltd. (Aerospace & Defense)	537	249
	LS Electric Co., Ltd (Electrical Equipment)	3,634	558
	Samsung Electro-Mechanics Co., Ltd. (Electronic Equipment, Instruments & Components)	2,812	3,964
	Samsung Electronics Co., Ltd. (Technology Hardware, Storage & Peripherals)	31,523	6,796
	SK hynix Inc. (Semiconductors & Semiconductor Equipment)	1,996	3,414
	SK Inc. (Industrial Conglomerates)	2,121	1,142
*	SK Square Co., Ltd. (Industrial Conglomerates)	3,344	3,663
			23,967
	Taiwan—25.4%
	Accton Technology Corporation (Communications Equipment)	22,000	1,723
	Ase Technology Holding Co., Ltd. (Semiconductors & Semiconductor Equipment)	32,000	683
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Emerging Markets ex China Growth Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)
Issuer	Shares	Value
Common Stocks—(continued)
Emerging Asia—(continued)
Taiwan—(continued)
Asia Vital Components Co., Ltd. (Technology Hardware, Storage & Peripherals)	7,000	$555
Aspeed Technology Inc. (Semiconductors & Semiconductor Equipment)	2,000	1,035
C Sun Mfg. Ltd. (Machinery)	17,000	331
Chroma ATE Inc. (Electronic Equipment, Instruments & Components)	18,000	1,220
Compeq Manufacturing Co., Ltd. (Electronic Equipment, Instruments & Components)	45,000	328
Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	29,000	1,775
Elite Material Co., Ltd. (Electronic Equipment, Instruments & Components)	4,000	677
Gold Circuit Electronics Ltd. (Electronic Equipment, Instruments & Components)	13,000	490
Kinik Company (Machinery)	15,000	359
L&K Engineering Co., Ltd. (Commercial Services & Supplies)	10,000	290
Lotes Co., Ltd. (Electronic Equipment, Instruments & Components)	23,000	1,523
MediaTek Inc. (Semiconductors & Semiconductor Equipment)	11,000	1,466
Mega Union Technology Inc. (Machinery)	12,000	368
Taiwan Semiconductor Manufacturing Company Limited (Semiconductors & Semiconductor Equipment)	80,000	6,052
Taiwan Semiconductor Manufacturing Company Limited—ADR (Semiconductors & Semiconductor Equipment)	12,220	5,836
Unimicron Technology Corp. (Electronic Equipment, Instruments & Components)	52,000	1,747
		26,458
Total Emerging Asia		61,131
Emerging Europe, Mid-East, Africa—8.3%
Georgia—0.3%
Lion Finance Group PLC (Banks)	2,071	311
Greece—1.2%
Eurobank S.A. (Banks)	109,065	519
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—(continued)
	Greece—(continued)
	National Bank of Greece S.A. (Banks)	14,897	$257
	Piraeus Bank S.A. (Banks)	50,263	522
			1,298
	Hungary—1.0%
	OTP Bank Nyrt. (Banks)	6,833	1,008
	Kazakhstan—0.4%
	NAC Kazatomprom JSC (Oil, Gas & Consumable Fuels)	5,325	366
	Poland—0.5%
	Pepco Group N.V. (Broadline Retail)	29,649	286
	Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna (Banks)	10,284	282
			568
	Romania—0.2%
	Banca Transilvania SA (Banks)	24,638	209
	Saudi Arabia—0.8%
	East Pipes Integrated Company for Industry (Metals & Mining)	5,029	294
	Electrical Industries Company (Electrical Equipment)	70,990	273
*	Rasan Information Technology Company (Insurance)	5,610	231
			798
	South Africa—1.7%
	Capitec Bank Holdings Limited (Banks)	3,663	1,062
	MTN Group Limited (Wireless Telecommunication Services)	34,998	487
	Pan African Resources PLC (Metals & Mining)	180,510	229
			1,778
	Turkey—0.8%
	ASELSAN Elektronik Sanayi ve Ticaret Anonim Sirketi (Aerospace & Defense)	68,808	509
	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A.S. (Electrical Equipment)	62,671	371
			880
	United Arab Emirates—1.4%
	Abu Dhabi Islamic Bank PJSC (Banks)	57,401	323
	Aldar Properties PJSC (Real Estate Management & Development)	145,171	327
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Emerging Markets ex China Growth Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—(continued)
	United Arab Emirates—(continued)
	Emaar Properties P.J.S.C (Real Estate Management & Development)	100,048	$325
	Emirates NBD Bank (P.J.S.C.) (Banks)	56,019	451
			1,426
	Total Emerging Europe, Mid-East, Africa		8,642
	Emerging Latin America—6.8%
	Brazil—3.1%
	Aura Minerals Inc. (Metals & Mining)	8,230	518
*	Banco BTG Pactual S.A. (Capital Markets)	76,100	797
	Companhia de Saneamento Basico do Estado de Sao Paulo - SABESP (Water Utilities)	49,474	284
	Cury Construtora e Incorporadora S.A. (Household Durables)	46,200	314
*	ENEVA S.A. (Independent Power and Renewable Electricity Producers)	50,100	259
	Itau Unibanco Holding S.A.—ADR (Banks)	101,441	829
	Telefonica Brasil S.A. (Diversified Telecommunication Services)	38,100	251
			3,252
	Chile—1.2%
	Antofagasta PLC (Metals & Mining)	11,212	568
	Banco de Chile (Banks)	1,377,942	270
	Falabella S.A. (Broadline Retail)	32,869	205
	LATAM Airlines Group S.A.—ADR (Passenger Airlines)	3,787	221
			1,264
	Colombia—0.2%
	Grupo Cibest S.A.—ADR (Banks)	2,038	162
	Mexico—1.1%
	America Movil, S.A.B. de C.V. (Wireless Telecommunication Services)	233,900	304
*	BBB Foods Inc.† (Consumer Staples Distribution & Retail)	5,569	232
	Corporacion Inmobiliaria Vesta, S. A. B. de C. V. (Real Estate Management & Development)	60,600	208
	Grupo Financiero Banorte, S.A.B. de C.V. (Banks)	40,700	431
			1,175
	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Latin America—(continued)
	Panama—0.3%
	Bladex, Inc. (Financial Services)	4,781	$294
	Peru—0.9%
	Credicorp Ltd. (Banks)	1,623	632
	Southern Copper Corporation (Metals & Mining)	1,453	253
			885
	Total Emerging Latin America		7,032
	Europe Ex-U.K.—0.4%
	Luxembourg—0.4%
	Millicom International Cellular S.A. (Wireless Telecommunication Services)	5,002	454
	Western Hemisphere—0.3%
	United States—0.3%
*	Laureate Education, Inc. (Diversified Consumer Services)	8,295	301
	Total Common Stocks—74.6% (cost $46,942)		77,560

Repurchase Agreements
Fixed Income Clearing Corporation, 1.150% dated 06/30/26, due 07/01/26, repurchase price $2,596, collateralized by U.S. Treasury Note, 4.125%, due 06/15/2029, valued at $2,648	$2,596	2,596
Total Repurchase Agreements—2.5% (cost $2,596)		2,596
Total Investments—77.1% (cost $49,538)		80,156
Cash and other assets, less liabilities—22.9%		23,742
Net Assets—100.0%		$103,898

ADR	American Depositary Receipt
PLC	Public Limited Company

*	Non-income producing security
†	U.S. listed foreign security
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Emerging Markets ex China Growth Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)
As of June 30, 2026, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$77,560	$—	$—	$77,560
Repurchase Agreements	—	2,596	—	2,596
Total Investments in Securities	$77,560	$2,596	$—	$80,156
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Emerging Markets Small Cap Growth Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—74.1%
	China—5.3%
	Beijing Huafeng Test & Control Technology Co., Ltd. (Semiconductors & Semiconductor Equipment)	45,788	$3,541
	Beijing Sifang Automation Co., Ltd (Electrical Equipment)	113,300	1,054
	China Everbright Environment Group Limited (Commercial Services & Supplies)	3,140,000	1,826
	Kingboard Laminates Holdings Limited (Electronic Equipment, Instruments & Components)	220,000	2,781
	Nanya New Material Technology Co.,Ltd. (Electronic Equipment, Instruments & Components)	31,019	1,736
	Neway Valve (Suzhou) Co., Ltd. (Machinery)	599,500	4,441
*	Orbbec Inc. (Electronic Equipment, Instruments & Components)	110,578	2,126
*	Sichuan Huafeng Technology Co., LTD. (Electrical Equipment)	76,791	2,120
	Wasion Holdings Limited (Electronic Equipment, Instruments & Components)	472,000	1,194
	Zhejiang Lante Optics Co.,Ltd. (Electronic Equipment, Instruments & Components)	110,637	1,590
			22,409
	India—25.8%
	Acutaas Chemicals Limited (Pharmaceuticals)	186,057	6,931
*	Aditya Infotech Limited (Electronic Equipment, Instruments & Components)	78,497	3,027
	Anand Rathi Wealth Limited (Capital Markets)	71,296	1,491
	Apar Industries Limited (Industrial Conglomerates)	29,595	4,909
	Aster DM Healthcare Limited (Health Care Providers & Services)	366,233	3,029
	Astra Micro Wave Products Limited (Communications Equipment)	85,565	1,597
*	Azad Engineering Limited (Machinery)	64,182	1,393
	Belrise Industries Limited (Automobile Components)	827,473	2,086
	Craftsman Automation Limited (Machinery)	16,680	1,665
	Data Patterns (India) Limited (Aerospace & Defense)	46,105	2,204
	GE Vernova T&D India Limited (Electrical Equipment)	111,136	5,839
	HFCL Limited (Diversified Telecommunication Services)	1,398,821	3,134
	Hitachi Energy India Ltd (Electrical Equipment)	9,660	3,575
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	India—(continued)
	Inox India Limited (Machinery)	104,885	$2,172
	KEI Industries Limited (Electrical Equipment)	39,735	2,260
	Kirloskar Oil Engines Limited (Machinery)	187,359	4,693
	Laurus Labs Limited (Pharmaceuticals)	161,962	2,597
*	MTAR Technologies Limited (Machinery)	40,438	3,262
	Multi Commodity Exchange of India Limited (Capital Markets)	108,281	3,250
	Navin Fluorine International Limited (Chemicals)	57,425	4,677
	Netweb Technologies India Limited (Technology Hardware, Storage & Peripherals)	56,067	2,687
	Nippon Life India Asset Management Limited (Capital Markets)	428,688	5,248
	NLC India Limited (Independent Power and Renewable Electricity Producers)	569,305	1,932
	Quality Power Electrical Equipments Limited (Electrical Equipment)	175,611	2,269
	R R Kabel Limited (Electrical Equipment)	88,634	2,247
	Radico Khaitan Limited (Beverages)	38,853	1,615
	RBL Bank Limited (Banks)	486,925	1,899
*	SAI Life Sciences Limited (Life Sciences Tools & Services)	266,572	3,500
	Sansera Engineering Limited (Automobile Components)	86,009	2,904
	Solar Industries India Limited (Chemicals)	18,788	3,709
*	Sterlite Technologies Limited (Communications Equipment)	581,618	3,745
	Syrma SGS Technology Limited (Electronic Equipment, Instruments & Components)	135,306	2,001
	TD Power Systems Limited (Electrical Equipment)	369,227	4,820
	The Federal Bank Limited (Banks)	506,563	1,761
	The Great Eastern Shipping Company Limited (Oil, Gas & Consumable Fuels)	127,332	1,993
	The Karur Vysya Bank Limited (Banks)	951,789	2,971
			109,092
	Malaysia—4.3%
	Frontken Corporation Berhad (Commercial Services & Supplies)	1,217,400	1,481
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Emerging Markets Small Cap Growth Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	Malaysia—(continued)
	IOI Properties Group Berhad (Real Estate Management & Development)	1,518,400	$1,467
	Kelington Group Berhad (Construction & Engineering)	1,118,100	2,194
	Malaysian Pacific Industries Berhad (Semiconductors & Semiconductor Equipment)	172,500	2,101
	MN Holdings Berhad (Construction & Engineering)	2,907,100	2,061
*	SkyeChip Berhad (Semiconductors & Semiconductor Equipment)	2,141,900	1,550
	Sunway Construction Group Berhad (Construction & Engineering)	2,470,300	4,501
	ViTrox Corporation Berhad (Semiconductors & Semiconductor Equipment)	1,480,891	2,818
			18,173
	Pakistan—1.0%
	Meezan Bank Limited (Banks)	2,057,677	3,819
	United Bank Limited (Banks)	177,209	285
			4,104
	Philippines—0.2%
	Apex Mining Co., Inc. (Metals & Mining)	3,641,000	718
	South Korea—8.9%
	APR Co.,Ltd. (Personal Care Products)	16,163	4,022
	BNK Financial Group Inc. (Banks)	187,775	2,066
	Daeduck Electronics Co.,Ltd (Electronic Equipment, Instruments & Components)	7,158	710
	Doosan Co., Ltd. (Industrial Conglomerates)	4,783	4,591
	EO Technics Co., Ltd (Semiconductors & Semiconductor Equipment)	8,814	2,708
	GS Holdings Corp. (Industrial Conglomerates)	37,510	1,605
*	Hanwha Engine (Machinery)	53,649	1,766
*	HD-Hyundai Marine Engine Co., Ltd. (Machinery)	11,872	449
	Hyosung Corporation (Industrial Conglomerates)	12,753	1,443
	Hyosung Heavy Industries Corporation (Electrical Equipment)	789	1,751
	Iljin Electric Co., Ltd (Electrical Equipment)	26,690	1,314
	LG Innotek Co., Ltd. (Electronic Equipment, Instruments & Components)	1,054	667
	LS Electric Co., Ltd (Electrical Equipment)	11,346	1,743
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	South Korea—(continued)
*	Rainbow Robotics (Machinery)	5,717	$1,915
*	Robotis Co., Ltd. (Electronic Equipment, Instruments & Components)	15,270	2,563
	Sanil Electric Co., Ltd. (Electrical Equipment)	11,831	1,821
	Shinsegae Inc. (Broadline Retail)	6,860	3,343
	TES Co., Ltd. (Semiconductors & Semiconductor Equipment)	24,094	3,235
			37,712
	Taiwan—26.6%
	Acter Group Corporation Limited (Construction & Engineering)	155,000	6,277
	Adata Technology Co., Ltd. (Semiconductors & Semiconductor Equipment)	144,000	1,849
	AP Memory Technology Corporation (Semiconductors & Semiconductor Equipment)	88,000	2,757
	Aspeed Technology Inc. (Semiconductors & Semiconductor Equipment)	6,000	3,107
	Auras Technology Co., Ltd. (Technology Hardware, Storage & Peripherals)	58,000	1,839
	C Sun Mfg. Ltd. (Machinery)	234,000	4,554
	Chenbro Micom Co., Ltd. (Technology Hardware, Storage & Peripherals)	83,000	3,348
	Chunghwa Precision Test Tech. Co., Ltd (Electronic Equipment, Instruments & Components)	27,000	2,572
	Compeq Manufacturing Co., Ltd. (Electronic Equipment, Instruments & Components)	264,000	1,927
	EZconn Corporation (Communications Equipment)	12,000	618
*	FIT Hon Teng Limited (Electronic Equipment, Instruments & Components)	1,261,000	1,143
	Fositek Corp. (Electronic Equipment, Instruments & Components)	68,000	3,586
	Gold Circuit Electronics Ltd. (Electronic Equipment, Instruments & Components)	73,000	2,750
	Grand Process Technology Corporation (Semiconductors & Semiconductor Equipment)	55,000	6,267
	Hermes Testing Solutions Inc. (Semiconductors & Semiconductor Equipment)	14,974	2,059
	Innodisk Corporation (Technology Hardware, Storage & Peripherals)	96,000	4,867
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Emerging Markets Small Cap Growth Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	Taiwan—(continued)
	ITEQ Corporation (Electronic Equipment, Instruments & Components)	312,000	$3,629
	Kaori Heat Treatment Co.,Ltd (Machinery)	32,000	1,557
	Kinik Company (Machinery)	259,000	6,195
	Kinsus Interconnect Technology Corp. (Semiconductors & Semiconductor Equipment)	150,000	4,195
	L&K Engineering Co., Ltd. (Commercial Services & Supplies)	195,000	5,650
	Lotes Co., Ltd. (Electronic Equipment, Instruments & Components)	15,000	993
	Marketech International Corp. (Semiconductors & Semiconductor Equipment)	341,000	5,930
	Mega Union Technology Inc. (Machinery)	160,000	4,907
	MiTAC Holdings Corporation (Technology Hardware, Storage & Peripherals)	670,000	1,836
	MPI Corporation (Semiconductors & Semiconductor Equipment)	26,000	4,970
	Nan Juen International Co., Ltd. (Building Products)	33,000	760
	Nan Ya Printed Circuit Board Corporation (Electronic Equipment, Instruments & Components)	140,000	5,208
	Scientech Corporation (Electronic Equipment, Instruments & Components)	78,000	2,213
	Sigurd Microelectronics Corporation (Semiconductors & Semiconductor Equipment)	266,000	1,979
	Taiwan Union Technology Corporation (Electronic Equipment, Instruments & Components)	61,000	3,217
	Tripod Technology Corporation (Electronic Equipment, Instruments & Components)	210,000	3,415
	Visual Photonics Epitaxy Co., Ltd (Semiconductors & Semiconductor Equipment)	93,000	1,013
*	Wafer Works Corporation (Semiconductors & Semiconductor Equipment)	419,000	1,618
	WinWay Technology Co., Ltd. (Semiconductors & Semiconductor Equipment)	8,000	2,030
	WT Microelectronics Co., Ltd. (Electronic Equipment, Instruments & Components)	209,000	1,404
			112,239
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	Thailand—1.6%
	Kiatnakin Phatra Bank Public Company Limited (Banks)	2,242,800	$6,785
	Thanachart Capital Public Company Limited (Banks)	118,000	240
			7,025
	Uzbekistan—0.4%
*	"National Investment Fund of the Republic of Uzbekistan" JSC (Industrial Conglomerates)	51,999	1,643
	Total Emerging Asia		313,115
	Emerging Europe, Mid-East, Africa—16.8%
	Czech Republic—0.4%
	Colt CZ Group SE (Aerospace & Defense)	40,676	1,754
	Georgia—0.9%
	Lion Finance Group PLC (Banks)	26,371	3,963
	Greece—4.3%
*	Attica Bank S.A. (Banks)	1,652,839	2,168
	Cenergy Holdings SA (Electrical Equipment)	138,802	3,648
	GEK TERNA Holdings S.A. (Construction & Engineering)	91,467	4,598
	HELLENiQ ENERGY Holdings S.A. (Oil, Gas & Consumable Fuels)	162,020	2,046
	Optima bank SA (Banks)	502,595	5,743
			18,203
	Hungary—0.8%
	Magyar Telekom Tavkozlesi Nyilvanosan Mukodo Reszvenytarsasag (Diversified Telecommunication Services)	404,094	3,439
	Kazakhstan—1.1%
	JSC Halyk Bank (Banks)	83,217	2,492
	NAC Kazatomprom JSC (Oil, Gas & Consumable Fuels)	29,662	2,038
			4,530
	Poland—3.2%
	Alior Bank Spolka Akcyjna (Banks)	53,528	1,850
*	Bank Millennium Spolka Akcyjna (Banks)	257,497	1,339
*	Benefit Systems Spolka Akcyjna (Professional Services)	1,770	2,292
	Gielda Papierow Wartosciowych w Warszawie Spolka Akcyjna (Capital Markets)	30,935	730
*	mBank S.A. (Banks)	5,940	2,154
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Emerging Markets Small Cap Growth Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—(continued)
	Poland—(continued)
	Orange Polska Spolka Akcyjna (Diversified Telecommunication Services)	717,428	$2,731
	Pepco Group N.V. (Broadline Retail)	156,285	1,509
	XTB SA (Capital Markets)	32,700	930
			13,535
	Saudi Arabia—2.4%
	East Pipes Integrated Company for Industry (Metals & Mining)	62,113	3,637
	Electrical Industries Company (Electrical Equipment)	517,882	1,989
*	Rasan Information Technology Company (Insurance)	110,193	4,534
			10,160
	Slovenia—0.4%
	Nova Ljubljanska banka d.d. (Banks)	37,627	1,868
	South Africa—0.5%
	JSE Limited (Capital Markets)	148,386	1,424
	Vukile Property Fund Limited (Retail REITs)	292,283	444
			1,868
	Turkey—2.1%
	ASELSAN Elektronik Sanayi ve Ticaret Anonim Sirketi (Aerospace & Defense)	260,050	1,923
	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A.S. (Electrical Equipment)	658,277	3,902
	Enka Insaat ve Sanayi Anonim Sirketi (Construction & Engineering)	1,589,393	3,084
			8,909
	United Arab Emirates—0.7%
	Air Arabia PJSC (Passenger Airlines)	1,845,731	2,739
	Total Emerging Europe, Mid-East, Africa		70,968
	Emerging Latin America—5.5%
	Brazil—1.4%
	Construtora Tenda S/A (Household Durables)	216,400	1,532
*	Orizon Valorizacao de Residuos S.A. (Commercial Services & Supplies)	289,800	4,441
			5,973
	Chile—0.5%
	Inversiones La Construccion S.A. (Financial Services)	91,643	2,211
	Colombia—0.8%
	Grupo Cibest S.A.—ADR (Banks)	45,306	3,599
	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Latin America—(continued)
	Mexico—0.4%
	Promotora y Operadora de Infraestructura, S.A.B. de C.V. (Transportation Infrastructure)	96,390	$1,531
	Panama—1.3%
	Bladex, Inc. (Financial Services)	89,407	5,496
	Peru—1.1%
	Intercorp Financial Services Inc (Banks)	81,174	4,624
	Total Emerging Latin America		23,434
	Western Hemisphere—2.2%
	United States—2.2%
*	GCS Holdings, Inc. (Semiconductors & Semiconductor Equipment)	40,000	666
*	Laureate Education, Inc. (Diversified Consumer Services)	62,677	2,276
	PriceSmart, Inc. (Consumer Staples Distribution & Retail)	32,169	6,284
	Total Western Hemisphere		9,226
	United Kingdom—1.0%
	Airtel Africa PLC (Wireless Telecommunication Services)	327,718	1,424
*	Helios Towers plc (Diversified Telecommunication Services)	1,057,541	2,808
	Total United Kingdom		4,232
	Total Common Stocks—99.6% (cost $346,120)		420,975

Repurchase Agreements
Fixed Income Clearing Corporation, 1.150% dated 06/30/26, due 07/01/26, repurchase price $3,652, collateralized by U.S. Treasury Note, 4.125%, due 06/15/2029, valued at $3,725	$3,652	3,652
Total Repurchase Agreements—0.9% (cost $3,652)		3,652
Total Investments—100.5% (cost $349,772)		424,627
Liabilities, plus cash and other assets—(0.5)%		(2,219)
Net Assets—100.0%		$422,408

ADR	American Depositary Receipt
PLC	Public Limited Company
REITs	Real Estate Investment Trust

*	Non-income producing security
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Emerging Markets Small Cap Growth Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)
As of June 30, 2026, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$413,950	$7,025	$—	$420,975
Repurchase Agreements	—	3,652	—	3,652
Total Investments in Securities	$413,950	$10,677	$—	$424,627
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
China Growth Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—94.2%
	China—94.2%
	Advanced Micro-Fabrication Equipment Inc. China (Semiconductors & Semiconductor Equipment)	548	$38
	Alibaba Group Holding Limited (Broadline Retail)	10,776	128
	Aluminum Corporation of China Limited (Metals & Mining)	10,000	10
	Atour Lifestyle Holdings Limited—ADR (Hotels, Restaurants & Leisure)	969	31
	Bank of China Limited (Banks)	42,000	27
	Bank of Ningbo Co.,Ltd. (Banks)	8,690	38
	Beijing Huafeng Test & Control Technology Co., Ltd. (Semiconductors & Semiconductor Equipment)	1,182	91
	Beijing Sifang Automation Co., Ltd (Electrical Equipment)	1,400	13
*	BeOne Medicines Ltd (Biotechnology)	700	15
	Chaozhou Three-Circle (Group) Co.,Ltd. (Electronic Equipment, Instruments & Components)	1,600	39
	China Construction Bank Corporation (Banks)	31,000	32
	China Merchants Bank Co., Ltd. (Banks)	3,500	20
	China Resources Land Limited (Real Estate Management & Development)	5,000	19
	China Shenhua Energy Company Limited (Oil, Gas & Consumable Fuels)	5,500	28
	China Tungsten And Hightech Materials Co.,Ltd (Metals & Mining)	1,900	27
	CMOC Group Limited (Metals & Mining)	9,000	17
	Contemporary Amperex Technology Co.,Ltd. (Electrical Equipment)	1,640	95
	COSCO SHIPPING Energy Transportation Co., Ltd. (Oil, Gas & Consumable Fuels)	6,000	11
	East Money Information Co.,Ltd. (Capital Markets)	7,200	22
	Eoptolink Technology Inc., Ltd. (Electronic Equipment, Instruments & Components)	1,216	109
	Foxconn Industrial Internet Co., Ltd. (Electronic Equipment, Instruments & Components)	3,400	36
	GigaDevice Semiconductor Inc. (Semiconductors & Semiconductor Equipment)	800	96
	Guangdong Dtech Technology Co., Ltd. (Machinery)	200	16
	Guangdong Fenghua Advanced Technology (Holding) Co., Ltd. (Electronic Equipment, Instruments & Components)	3,300	35
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	China—(continued)
	Han's Laser Technology Industry Group Co., Ltd. (Machinery)	1,100	$24
	Hansoh Pharmaceutical Group Company Limited (Pharmaceuticals)	6,000	23
	Industrial and Commercial Bank of China Limited (Banks)	33,000	27
*	Innovent Biologics, Inc. (Biotechnology)	2,000	20
	Jiangsu Hengli Hydraulic Co., Ltd. (Machinery)	1,200	19
	Jiangsu Hengrui Pharmaceuticals Co.,Ltd (Pharmaceuticals)	3,200	25
*	Knowledge Atlas Technology Joint Stock Company Limited (Software)	300	80
	Montage Technology Co., Ltd. (Semiconductors & Semiconductor Equipment)	800	37
	NetEase, Inc. (Entertainment)	1,900	49
	Neway Valve (Suzhou) Co., Ltd. (Machinery)	1,700	13
	Ningbo Deye Technology Corporation (Electrical Equipment)	980	15
	Pop Mart International Group Limited (Specialty Retail)	800	16
*	Shanghai Iluvatar CoreX Semiconductor Co., Ltd. (Semiconductors & Semiconductor Equipment)	500	49
*	Shanghai Xizhi Technology Co., Ltd. (Semiconductors & Semiconductor Equipment)	195	10
	Shengyi Technology Co.,Ltd. (Electronic Equipment, Instruments & Components)	1,300	33
	Shenzhen Inovance Technology Co.,Ltd (Machinery)	2,600	25
	Shenzhen Techwinsemi Technology Co., Ltd. (Semiconductors & Semiconductor Equipment)	300	42
	Sieyuan Electric Co., Ltd. (Electrical Equipment)	1,800	46
*	Suzhou Dongshan Precision Manufacturing Co., Ltd. (Electronic Equipment, Instruments & Components)	1,000	39
	Tencent Holdings Limited (Interactive Media & Services)	3,700	203
	Victory Giant Technology (HuiZhou) Co., Ltd. (Electronic Equipment, Instruments & Components)	400	20
	Weichai Power Co., Ltd. (Machinery)	9,000	39
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
China Growth Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)
Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Asia—(continued)
China—(continued)
WG Tech (JiangXi) Group Co.,LTD. (Electronic Equipment, Instruments & Components)	1,000	$24
WUS Printed Circuit (Kunshan) Co., Ltd. (Electronic Equipment, Instruments & Components)	4,200	94
WuXi AppTec Co., Ltd. (Life Sciences Tools & Services)	3,300	60
Yuanjie Semiconductor Technology Co., Ltd. (Semiconductors & Semiconductor Equipment)	290	81
Zhongji Innolight Co., Ltd. (Communications Equipment)	600	112
Zijin Mining Group Company Limited (Metals & Mining)	14,000	49
Total Emerging Asia		2,267
Asia Ex-Japan—1.4%
Hong Kong—1.4%
Hong Kong Exchanges and Clearing Limited (Capital Markets)	700	32
Total Common Stocks—95.6% (cost $1,585)		2,299

Repurchase Agreements
Fixed Income Clearing Corporation, 1.150% dated 06/30/26, due 07/01/26, repurchase price $123, collateralized by U.S. Treasury Note, 4.125%, due 06/15/2029, valued at $126	$123	123
Total Repurchase Agreements—5.1% (cost $123)		123
Total Investments—100.7% (cost $1,708)		2,422
Liabilities, plus cash and other assets—(0.7)%		(16)
Net Assets—100.0%		$2,406

ADR	American Depositary Receipt

*	Non-income producing security
As of June 30, 2026, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$2,299	$—	$—	$2,299
Repurchase Agreements	—	123	—	123
Total Investments in Securities	$2,299	$123	$—	$2,422
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Emerging Markets Debt Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount		Value
Foreign Government Bonds—64.9%
Albania—0.4%
Albania Government International Bond, 4.750%, due 2/14/35	EUR	300	$346
Angola—1.3%
Angolan Government International Bond,
9.125%, due 11/26/49		$300	282
9.375%, due 3/31/33(a)		300	307
9.875%, due 3/31/37		500	515
			1,104
Argentina—4.6%
Argentina Treasury Bond BONTE, 29.500%, due 5/30/30	ARS	885,000	651
Argentine Republic Government International Bond,
0.000%, due 12/15/35(b)		$3,480	202
1.000%, due 7/9/29		102	92
1.750%, due 7/9/30(b)		619	548
4.250%, due 1/9/38(b)	EUR	350	324
4.875%, due 7/9/41(b)		$1,360	1,018
5.000%, due 7/9/46(b)		1,072	820
6.055%, due 12/15/35(b)	EUR	1,140	158
			3,813
Bahrain—1.7%
Bahrain Government International Bond,
6.000%, due 9/19/44		$1,050	870
6.750%, due 9/20/29		550	549
			1,419
Barbados—0.2%
Barbados Government International Bond, 8.000%, due 6/26/35		150	160
Benin—0.3%
Benin Government International Bond, 6.875%, due 1/19/52	EUR	250	266
Bermuda—0.4%
Bermuda Government International Bond, 3.375%, due 8/20/50		$500	345
Bosnia & Herzegovina—0.4%
Federation of Bosnia & Herzegovina Eurobond, 5.500%, due 7/17/30(a)	EUR	250	294
Brazil—2.7%
Brazil Letras do Tesouro Nacional,
0.000%, due 7/1/29	BRL	3,000	391
0.010%, due 1/1/32		9,500	885
Brazil Notas do Tesouro Nacional Serie F, 10.000%, due 1/1/33		610	98
Brazilian Government International Bond, 4.750%, due 1/14/50		$1,150	851
			2,225
Cameroon—0.8%
Republic of Cameroon International Bond, 5.950%, due 7/7/32	EUR	600	611
Chile—0.5%
Chile Government International Bond, 2.550%, due 7/27/33		$500	429
Issuer	Principal Amount		Value
Foreign Government Bonds—(continued)
Colombia—1.6%
Colombia Government International Bond, 5.200%, due 5/15/49		$250	$200
Colombian TES,
6.250%, due 7/9/36	COP	2,700,000	539
7.250%, due 10/26/50		3,250,000	605
			1,344
Congo (Democratic Republic)—0.5%
DRC International Bond,
8.750%, due 4/16/32(a)		$200	207
9.500%, due 4/16/37(a)		200	208
			415
Dominican Republic—1.9%
Dominican Republic International Bond,
5.875%, due 1/30/60		550	486
10.500%, due 3/15/37(a)	DOP	59,000	1,049
			1,535
Ecuador—2.1%
Ecuador Government International Bond,
0.010%, due 7/31/30		$360	310
6.900%, due 7/31/35(b)		220	202
6.900%, due 7/31/40(b)		1,480	1,241
			1,753
Egypt—3.7%
Egypt Government International Bond,
5.625%, due 4/16/30	EUR	400	455
5.800%, due 9/30/27		$200	200
7.500%, due 2/16/61		1,400	1,206
7.625%, due 5/20/34(a)		300	303
Egypt Treasury Bills,
0.000%, due 9/22/26	EGP	23,000	445
0.000%, due 1/19/27		25,000	448
			3,057
El Salvador—1.2%
El Salvador Government International Bond,
4.000%, due 4/17/30(a)		$200	7
4.000%, due 4/17/30		3,055	113
7.125%, due 1/20/50		920	853
			973
Gabon—0.2%
Gabon Government International Bond, 7.000%, due 11/24/31		200	170
Georgia—0.4%
Georgia Treasury Bond, 8.250%, due 8/28/29	GEL	900	334
Ghana—1.4%
Ghana Government International Bond,
0.000%, due 7/3/26(a)		$100	100
6.000%, due 7/3/29(a),(b)		228	224
6.000%, due 7/3/35(b)		500	464
Republic of Ghana Government Bonds, 8.800%, due 2/12/30	GHC	5,300	396
			1,184
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Emerging Markets Debt Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)
Issuer	Principal Amount		Value
Foreign Government Bonds—(continued)
Hungary—0.9%
Hungary Government International Bond,
1.500%, due 11/17/50	EUR	200	$124
3.125%, due 9/21/51		$1,000	643
			767
Indonesia—1.0%
Indonesia Government International Bond,
4.750%, due 9/10/34		450	435
4.900%, due 4/16/36		200	193
5.690%, due 5/29/36		200	204
			832
Ivory Coast—1.4%
Ivory Coast Government International Bond,
6.625%, due 3/22/48	EUR	900	992
6.750%, due 2/25/41(a)		$200	194
			1,186
Jamaica—0.7%
Jamaica Government International Bond,
8.000%, due 3/15/39		100	120
9.625%, due 11/3/30	JMD	67,500	450
			570
Kazakhstan—0.5%
Kazakhstan Government Bond - MEUKAM,
12.000%, due 2/22/31	KZT	175,000	331
14.000%, due 2/13/35		45,000	91
			422
Kenya—0.6%
Republic of Kenya Government International Bond, 8.700%, due 2/26/39(a)		$500	496
Kyrgyzstan—0.4%
Kyrgyz Republic International Bond, 7.750%, due 6/3/30(a)		300	304
Laos—0.3%
Laos Government International Bond, 11.250%, due 11/12/30(a)		200	212
Lebanon—1.0%
Lebanon Government International Bond,
6.600%, due 11/27/26(c)		300	75
8.200%, due 5/17/33(c)		2,730	734
			809
Malaysia—0.5%
Malaysia Government Bond, 4.232%, due 6/30/31	MYR	1,500	382
Mexico—2.4%
Mexican Bonos, 7.750%, due 11/13/42	MXN	11,400	556
Mexico Government International Bond,
3.750%, due 4/19/71		$2,050	1,176
6.250%, due 8/27/37		200	200
			1,932
Issuer	Principal Amount		Value
Foreign Government Bonds—(continued)
Mongolia—0.5%
Mongolia Government International Bond, 3.500%, due 7/7/27		$450	$440
Montenegro—0.4%
Montenegro Government International Bond, 7.250%, due 3/12/31		300	318
Morocco—0.8%
Morocco Government International Bond,
3.000%, due 12/15/32		600	526
4.000%, due 12/15/50		200	143
			669
Mozambique—0.2%
Mozambique International Bond, 9.000%, due 9/15/31(b)		200	176
Nigeria—1.9%
Nigeria Government International Bond, 7.625%, due 11/28/47		800	784
Nigeria OMO Bill,
0.000%, due 7/14/26	NGN	570,000	410
0.000%, due 1/12/27		550,000	358
			1,552
North Macedonia—0.4%
North Macedonia Government International Bond, 4.750%, due 1/21/34(a)	EUR	300	341
Oman—1.5%
Oman Government International Bond, 6.750%, due 1/17/48		$1,150	1,262
Pakistan—1.5%
Pakistan Government International Bond, 6.875%, due 12/5/27		500	504
Pakistan Treasury Bills,
0.000%, due 10/29/26	PKR	110,000	381
0.000%, due 2/18/27		100,000	335
			1,220
Panama—1.1%
Panama Government International Bond, 3.870%, due 7/23/60		$1,350	932
Paraguay—2.0%
Paraguay Government International Bond,
5.400%, due 3/30/50		750	691
7.900%, due 2/9/31(a)	PYG	1,350,000	213
8.500%, due 3/4/35(a)		4,750,000	755
			1,659
Peru—0.9%
Peru Government Bond, 6.900%, due 8/12/37	PEN	700	209
Peruvian Government International Bond, 3.230%, due 12/31/99		$930	516
			725
Philippines—1.2%
Philippine Government International Bond,
1.648%, due 6/10/31		250	216
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Emerging Markets Debt Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)
Issuer	Principal Amount		Value
Foreign Government Bonds—(continued)
Philippines—(continued)
3.700%, due 2/2/42		$700	$564
5.500%, due 2/4/35		200	205
			985
Poland—1.1%
Republic of Poland Government International Bond,
5.125%, due 9/18/34		400	403
5.500%, due 4/4/53		350	331
5.500%, due 3/18/54		200	190
			924
Romania—1.8%
Romanian Government International Bond,
3.375%, due 1/28/50	EUR	1,300	972
4.625%, due 4/3/49		600	546
			1,518
Senegal—0.3%
Senegal Government International Bond, 6.750%, due 3/13/48		$500	259
South Africa—1.1%
Republic of South Africa Government International Bond,
5.000%, due 10/12/46		400	313
7.250%, due 12/11/55(a)		550	548
			861
Sri Lanka—2.1%
Sri Lanka Government Bonds,
11.000%, due 12/15/29	LKR	45,000	135
11.250%, due 12/15/26		92,000	276
Sri Lanka Government International Bond,
3.350%, due 1/15/30(a),(b)		$260	265
4.000%, due 4/15/28		212	205
8.750%, due 3/15/33(a),(b)		300	287
8.750%, due 3/15/33(b)		160	153
9.750%, due 2/15/38(a),(b)		200	202
9.750%, due 2/15/38(b)		200	202
			1,725
Suriname—0.6%
Suriname Government International Bond, 8.500%, due 11/6/35(a)		450	491
Trinidad and Tobago—0.4%
Trinidad & Tobago Government International Bond, 6.500%, due 1/28/36(a)		350	360
Tunisia—0.5%
Tunisian Republic, 6.375%, due 7/15/26	EUR	320	365
Turkey—2.9%
Turkiye Government Bond,
12.400%, due 3/8/28	TRY	25,000	381
27.700%, due 9/27/34		20,000	383
Turkiye Government International Bond,
4.875%, due 4/16/43		$600	457
5.250%, due 3/13/30		500	485
Issuer	Principal Amount		Value
Foreign Government Bonds—(continued)
Turkey—(continued)
6.300%, due 3/14/33		$300	$293
7.250%, due 5/29/32		400	412
			2,411
Uganda—0.9%
Republic of Uganda Government Bonds, 15.000%, due 6/18/43	UGX	3,000,000	762
Ukraine—1.6%
Ukraine Government International Bond,
7.250%, due 2/1/32(a),(b)		$570	471
7.750%, due 2/1/36(b)		1,000	682
7.750%, due 2/1/36(b)		300	179
			1,332
Uruguay—1.3%
Oriental Republic of Uruguay, 5.250%, due 9/10/60		110	102
Uruguay Government International Bond, 9.750%, due 7/20/33	UYU	36,000	996
			1,098
Venezuela—0.5%
Venezuela Government International Bond,
11.950%, due 8/5/31(c)		$500	273
12.750%, due 8/23/49(c)		210	117
			390
Zambia—1.4%
Zambia Government Bond,
21.480%, due 3/17/35	ZMW	5,940	413
21.800%, due 3/17/40		5,400	376
Zambia Government International Bond, 7.500%, due 6/30/33(b)		$322	319
			1,108
Total Foreign Government Bonds			53,572
Foreign Corporate Bonds—29.9%
Angola—0.4%
Avenir Issuer III Ireland DAC, 6.000%, due 3/22/27		102	100
Republic of Angola Via Avenir Issuer IV Ireland DAC, 6.000%, due 12/30/27		191	189
			289
Armenia—0.4%
Ardshinbank CJSC Via Dilijan Finance BV, 6.600%, due 1/22/31		300	301
Brazil—2.2%
Aegea Finance Sarl, 7.625%, due 1/20/36(a)		200	167
Brazil Minas SPE via State of Minas Gerais, 5.333%, due 2/15/28		138	138
ERO Copper Corp, 6.500%, due 2/15/30		300	300
LD Celulose International GmbH, 7.950%, due 1/26/32		250	261
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Emerging Markets Debt Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)
Issuer	Principal Amount		Value
Foreign Corporate Bonds—(continued)
Brazil—(continued)
Minerva Luxembourg SA, 7.500%, due 4/22/36(a)		$250	$238
Oceanica Lux, 11.250%, due 5/8/31(a)		250	253
PRIO Luxembourg Holding Sarl, 6.750%, due 10/15/30(a)		250	245
Raizen Fuels Finance SA, 6.700%, due 2/25/37		400	220
			1,822
Bulgaria—0.3%
Energo - Pro as, 6.450%, due 4/15/31	EUR	250	286
Chile—1.0%
Banco de Credito e Inversiones SA, 5 year CMT + 4.944%, 8.750%, due 12/31/99(d)		$250	267
Corp Nacional del Cobre de Chile, 3.700%, due 1/30/50		410	286
Sociedad Quimica y Minera de Chile SA, 5 year CMT + 1.915%, 5.625%, due 4/22/56(a)		300	298
			851
China—0.3%
Prosus NV, 3.061%, due 7/13/31		250	227
Colombia—0.9%
Banco Davivienda SA, 10 year CMT + 5.097%, 6.650%, due 12/31/99(d)		200	184
Ecopetrol SA, 8.875%, due 1/13/33		300	329
Promigas SA ESP / Gases del Pacifico SAC, 5 year CMT + 3.632%, 7.750%, due 6/24/56(a)		250	254
			767
Costa Rica—0.2%
Liberty Costa Rica Senior Secured Finance, 10.875%, due 1/15/31		180	188
Georgia—0.7%
Bank of Georgia JSC, 6.500%, due 6/3/31(a)		300	299
Silk Road Group Holding LLC, 7.500%, due 9/15/30		300	301
			600
Guatemala—1.1%
CT Trust, 5.125%, due 2/3/32		325	309
Industrial Subordinated Trust 2 0, 5 year CMT + 2.864%, 6.550%, due 4/15/36		300	304
Investment Energy Resources Ltd, 6.250%, due 4/26/29		300	297
			910
Issuer	Principal Amount		Value
Foreign Corporate Bonds—(continued)
Hungary—0.3%
OTP Bank Nyrt, 5 year CMT + 2.861%, 7.300%, due 7/30/35(e)		$200	$209
India—1.7%
Inter-American Development Bank, 7.350%, due 10/6/30	INR	22,000	232
IRB Infrastructure Developers Ltd, 7.110%, due 3/11/32		$250	253
ReNew Wind Energy AP2 / ReNew Power Pvt Ltd other 9 Subsidiaries, 4.500%, due 7/14/28		300	290
SAEL/SPREPL/SSSPL/JGPEPL/SKREPL/UBEPL, 7.800%, due 7/31/31		181	184
Vedanta Resources Finance II PLC,
7.750%, due 7/13/37(a)		250	249
9.850%, due 4/24/33		200	218
			1,426
Indonesia—2.7%
Medco Cypress Tree Pte Ltd, 8.625%, due 5/19/30		375	391
Nickel Industries Ltd, 9.000%, due 9/30/30(a)		250	257
Pertamina Hulu Energi PT, 5.250%, due 5/21/30(a)		250	250
Pertamina Persero PT,
2.300%, due 2/9/31		450	396
6.000%, due 5/3/42		200	195
Perusahaan Penerbit SBSN Indonesia III, 5.200%, due 7/23/35(a)		250	248
Sorik Marapi Geothermal Power PT, 7.750%, due 8/5/31(a)		187	187
Star Energy Geothermal Darajat II / Star Energy Geothermal Salak, 4.850%, due 10/14/38		300	282
			2,206
Jamaica—0.2%
Montego Bay Airport Revenue Finance Ltd, 6.600%, due 6/15/35		200	197
Kazakhstan—0.9%
ForteBank JSC, 7.750%, due 2/4/30		250	258
Kaspi.KZ JSC, 6.250%, due 3/26/30(a)		200	202
KazMunayGas National Co JSC, 6.375%, due 10/24/48		300	301
			761
Macao—0.3%
Melco Resorts Finance Ltd, 5.375%, due 12/4/29		250	244
Malaysia—0.8%
Dua Capital Ltd, 2.780%, due 5/11/31		200	183
Khazanah Capital Ltd, 4.759%, due 9/5/34		450	448
			631
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Emerging Markets Debt Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)
Issuer	Principal Amount		Value
Foreign Corporate Bonds—(continued)
Mexico—3.3%
America Movil SAB de CV, 10.300%, due 1/30/34	MXN	4,300	$258
Banca Mifel SA, 5 year CMT + 5.213%, 9.250%, due 12/31/99(a),(d)		$200	200
Banco Nacional de Mexico SA, 5 year CMT + 2.682%, 6.697%, due 8/7/36(a)		200	197
Esentia Energy Development SAB de CV, 6.125%, due 7/30/33(a)		400	399
Petroleos Mexicanos,
6.840%, due 1/23/30		510	524
6.950%, due 1/28/60		1,100	931
Saavi Energia Sarl, 8.875%, due 2/10/35(a)		200	219
			2,728
Mongolia—0.2%
Golomt Bank, 7.950%, due 5/14/29(a)		200	201
Morocco—0.4%
OCP SA, 5 year CMT + 2.746%, 6.741%, due 12/31/99(a),(d)		300	299
Nigeria—0.3%
IHS Holding Ltd, 7.875%, due 5/29/30		200	206
Panama—0.6%
C&W Senior Finance Ltd, 9.000%, due 1/15/33		200	203
Global Bank Corp, 5.250%, due 4/16/29(b)		300	295
			498
Peru—1.7%
Banco de Credito del Peru S.A.,
7.850%, due 1/11/29(a)	PEN	400	124
7.850%, due 1/11/29		250	77
Boroo Investments Pte Ltd, 9.500%, due 8/7/32		$200	181
Cia de Minas Buenaventura SAA, 6.800%, due 2/4/32		300	308
Credicorp Capital Sociedad Titulizadora SA, 9.700%, due 3/5/45	PEN	480	149
Minsur SA, 4.500%, due 10/28/31		$300	287
Scotiabank Peru SAA, 6.100%, due 10/1/35(b)		300	308
			1,434
Poland—0.4%
Bank Polska Kasa Opieki SA, 4.010%, due 2/27/36(b)	EUR	300	341
Saudi Arabia—2.4%
Gaci First Investment Co, 4.875%, due 2/14/35		$800	777
Green Palm Bidco Sarl, 6.462%, due 6/30/46(a)		300	304
Issuer	Principal Amount	Value
Foreign Corporate Bonds—(continued)
Saudi Arabia—(continued)
KSA Sukuk Ltd, 5.250%, due 6/4/34	$300	$304
Saudi Arabian Oil Co, 5.875%, due 7/17/64	350	328
SNB Funding Ltd, 5 year CMT + 2.000%, 6.000%, due 6/24/35	300	302
		2,015
Serbia—0.4%
Telecommunications co Telekom Srbija AD Belgrade, 7.250%, due 5/18/31(a)	300	299
South Africa—0.4%
Sibanye-Stillwater UK Financing PLC, 6.250%, due 11/15/31(a)	300	296
Supranational—0.2%
Africa Finance Corp, 5 year CMT + 3.015%, 7.500%, due 12/31/99(a),(d),(e)	200	202
Trinidad and Tobago—0.5%
Heritage Petroleum Co Ltd, 9.000%, due 8/12/29	200	205
Port Of Spain Waterfront Development, 7.875%, due 2/19/40(a)	187	194
		399
Turkey—1.5%
Guermat Elektrik Ueretim AS, 10.748%, due 5/21/35(a)	250	249
Turkiye Ihracat Kredi Bankasi AS, 6.375%, due 10/3/30	500	490
Turkiye Varlik Fonu Yonetimi AS, 6.875%, due 2/10/31	500	499
		1,238
United Arab Emirates—0.3%
Finance Department Government of Sharjah, 4.000%, due 7/28/50	400	262
Uruguay—0.3%
Navios South American Logistics Inc, 8.875%, due 7/14/30	200	207
Uzbekistan—0.8%
Aloqabank JSC, 7.700%, due 5/18/31(a)	200	200
Ipoteka-Bank ATIB, 6.450%, due 10/9/30	250	252
Uzauto Motors AJ, 7.375%, due 11/19/30(a)	200	203
		655
Venezuela—1.8%
Petroleos de Venezuela SA, 12.750%, due 2/17/49(c)	2,960	1,490
Total Foreign Corporate Bonds		24,685
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Emerging Markets Debt Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)
Issuer	Principal Amount	Value
Foreign Municipal Bonds—0.3%
Argentina—0.3%
Provincia de Buenos Aires,
5.875%, due 9/1/37(a),(b)	$50	$37
6.625%, due 9/1/37(b)	276	228
		265
Total Foreign Municipal Bonds		265
U.S. Government—2.5%
United States Treasury Bill,
0.000%, due 9/24/26	1,000	991
0.000%, due 10/29/26(f)	1,034	1,021
Total U.S. Government		2,012
Repurchase Agreements—1.9%
Fixed Income Clearing Corporation, 1.150% dated , due 07/01/26, repurchase price $1,597, collateralized by U.S. Treasury Note, 4.125%, due 06/15/2029, valued at $1,629	1,597	1,597
Total Repurchase Agreements—1.9% (cost $1,597)		1,597
Total Purchased Options—0.2% (premiums paid $102)		140
Total Investments—99.7% (cost $77,928)		82,271
Cash and other assets, less liabilities—0.3%		263
Net Assets—100.0%		$82,534

CMT	Constant Maturity Treasury
PLC	Public Limited Company

(a)
Security exempt from registration under Rule 144A of the Securities
Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)
Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of June 30, 2026.

(c)	Security is currently in default and/or non-income producing.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Floating Rate Bond. Rate shown is as of June 30, 2026.
(f)	Security, or portion of security, is segregated as collateral to cover initial margin requirements on centrally cleared swaps aggregating a total value of $1,021 (in thousands).

Forward Foreign Currency Contracts
Settlement Date	Deliver/Receive	Counterparty	Local Currency (in thousands)	USD (Base) Purchased or Sold	Current Value	Net Unrealized Appreciation/ (Depreciation)
Foreign Currency Bought
8/19/26	Tanzanian Shilling	Citibank N.A.	1,050,000	$401	$399	$(2)
9/16/26	Kenyan Shilling	Citibank N.A.	53,786	412	411	(1)
9/16/26	Pound Sterling	Citibank N.A.	380	503	504	1
9/16/26	Australian Dollar	Citibank N.A.	240	166	166	—
10/16/26	Ukranian Hryvnia	Citibank N.A.	18,000	393	391	(2)
10/20/26	Uzbekistan Sum	Citibank N.A.	4,800,000	382	393	11
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Emerging Markets Debt Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)
Forward Foreign Currency Contracts
Settlement Date	Deliver/Receive	Counterparty	Local Currency (in thousands)	USD (Base) Purchased or Sold	Current Value	Net Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold
7/16/26	Colombian Peso	Citibank N.A.	1,430,000	$398	$417	$(19)
8/19/26	Euro	Citibank N.A.	670	779	767	12
9/16/26	Colombian Peso	Citibank N.A.	4,307,800	1,175	1,238	(63)
9/16/26	Turkish Lira	Citibank N.A.	34,700	690	700	(10)
9/16/26	Indian Rupee	Citibank N.A.	22,587	235	237	(2)
9/16/26	Pound Sterling	Citibank N.A.	1,170	1,567	1,552	15
9/16/26	Australian Dollar	Citibank N.A.	1,100	770	760	10
9/16/26	Euro	Citibank N.A.	5,587	6,480	6,404	76
Total net unrealized appreciation (depreciation) on forward foreign currency contracts						$26

Purchased Options Contracts
Description	Counterparty	Exercise Price/Rate	Expiration Date	Number of Contracts	Notional Amount (in thousands)		Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
Call–OTC EUR versus USD	Citibank N.A.	1.1715	9/10/2026	1,700,000	EUR	1,700	$5	$15	$(10)
Call–OTC USD versus CNH	Citibank N.A.	6.7686	8/17/2026	2,240,000		$2,240	8	16	(8)
Call–OTC USD versus ZAR	Citibank N.A.	16.5428	8/14/2026	1,120,000		1,120	15	28	(13)
Put–OTC EUR versus USD	Citibank N.A.	1.1483	9/10/2026	1,700,000	EUR	1,700	21	15	6
Put–OTC USD versus COP	Citibank N.A.	3,787.6400	7/14/2026	871,000		$871	91	28	63
							$140	$102	$38

OTC	Over-the-Counter

Centrally Cleared Credit Default Swaps
Reference Entity	Buy/Sell Protection	Fixed (Pay) Receive Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)	Upfront Payment Paid (Received)	Value	Unrealized Appreciation/ (Depreciation)
Argentine Republic Government International Bond	Buy	(1.000)%	Quarterly	June 2027	ICE	$250	$205	$1	$(204)
Argentine Republic Government International Bond	Buy	(1.000)%	Quarterly	December 2029	ICE	204	94	22	(72)
Ivory Coast Government International Bond	Buy	(1.000)%	Quarterly	June 2031	ICE	300	29	15	(14)
Republic of South Africa Government International Bond	Buy	(1.000)%	Quarterly	June 2031	ICE	300	11	3	(8)
Saudi Arabia Government International Bond	Buy	(1.000)%	Quarterly	December 2026	ICE	400	(6)	(2)	4
Turkey Government International Bond	Buy	(1.000)%	Quarterly	June 2031	ICE	750	64	38	(26)
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Emerging Markets Debt Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)
Centrally Cleared Credit Default Swaps (continued)
Reference Entity	Buy/Sell Protection	Fixed (Pay) Receive Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)	Upfront Payment Paid (Received)	Value	Unrealized Appreciation/ (Depreciation)
Argentine Republic Government International Bond	Sell	5.000%	Quarterly	June 2027	ICE	$250	$(190)	$9	$199
Colombia Government International Bond	Sell	1.000%	Quarterly	June 2036	ICE	605	(82)	(62)	20
									$(101)

Centrally Cleared Interest Rate Swaps
Floating Rate Reference	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)		Upfront Payment Paid (Received)	Value	Unrealized Appreciation/ (Depreciation)
1-Day USD-SOFR Compounded	Pay	4.250%	Annual	March 2029	LCH		$4,018	$32	$36	$4
1-Day USD-SOFR Compounded	Pay	3.750%	Annual	March 2032	LCH		7,593	(9)	(62)	(53)
1-Day USD-SOFR Compounded	Pay	3.600%	Annual	September 2035	LCH		6,640	(180)	(214)	(34)
1-Day USD-SOFR Compounded	Pay	4.000%	Annual	March 2044	LCH		4,411	(70)	(112)	(42)
1-Day USD-SOFR Compounded	Receive	3.500%	Annual	September 2054	LCH		1,970	241	234	(7)
6-Month EUR- EURIBOR	Receive	3.000%	Annual	March 2027	LCH	EUR	170	1	(1)	(2)
6-Month EUR- EURIBOR	Receive	2.750%	Annual	March 2031	LCH		689	(14)	(2)	12
6-Month EUR- EURIBOR	Receive	3.250%	Annual	September 2033	LCH		400	(24)	(22)	2
6-Month EUR- EURIBOR	Receive	2.750%	Annual	March 2034	LCH		438	(8)	2	10
6-Month EUR- EURIBOR	Receive	3.250%	Annual	September 2037	LCH		286	(11)	(15)	(4)
6-Month EUR- EURIBOR	Receive	2.750%	Annual	March 2039	LCH		1,505	(9)	45	54
6-Month EUR- EURIBOR	Receive	2.500%	Annual	March 2049	LCH		1,591	214	188	(26)
										$(86)

OTC Credit Default Swaps
Reference Entity	Buy/Sell Protection	Fixed (Pay) Receive Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount (in thousands)	Upfront Payment Paid (Received)	Value	Unrealized Appreciation/ (Depreciation)
Benin Government International Bond	Buy	(1.000)%	Quarterly	December 2030	Barclays Bank PLC	$250	$19	$14	$(5)
Total net unrealized appreciation (depreciation) on swaps									$(192)

ICE	Intercontinental Exchange
SOFR	Secured Overnight Financing Rate
LCH	London Clearing House
EURIBOR	Euro Interbank Offered Rate
PLC	Public Limited Company

Currency Legend
ARS	Argentina Peso
BRL	Brazilian Real
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Emerging Markets Debt Fund
.........................................................................................................................................................................
Portfolio of Investments, June 30, 2026 (all dollar amounts in thousands) (unaudited)
CNH	Chinese Yuan
COP	Colombian Peso
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
GEL	Georgia Lari
GHC	Ghana Cedis
INR	Indian Rupee
JMD	Jamaican Dollar
KZT	Kazakhstan Tenge
LKR	Sri Lanka Rupee
MXN	Mexican Peso
MYR	Malaysia Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PKR	Pakistani Rupee
PYG	Paraguay Guarani
TRY	Turkish Lira
UGX	Uganda Shilling
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South Africa Rand
ZMW	Zambian Kwacha
As of June 30, 2026, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$53,572	$—	$53,572
Foreign Corporate Bonds	—	24,685	—	24,685
U.S. Government	—	2,012	—	2,012
Repurchase Agreements	—	1,597	—	1,597
Foreign Municipal Bonds	—	265	—	265
Purchased Options	—	140	—	140
Total Investments in Securities	$—	$82,271	$—	$82,271

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Contracts	$—	$125	$—	$125
Swaps	—	305	—	305
Liabilities
OTC Swaps	—	(5)	—	(5)
Forward Foreign Currency Contracts	—	(99)	—	(99)
Swaps	—	(492)	—	(492)
Total Other Financial Instruments	$—	$(166)	$—	$(166)
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Statements of Assets and Liabilities
.........................................................................................................................................................................
As of June 30, 2026 (dollar amounts in thousands) (unaudited)

	Growth Fund	Large Cap Growth Fund	Mid Cap Value Fund	Small-Mid Cap Core Fund
Assets
Investments in securities, at cost	$169,948	$1,233,585	$1,091	$228,297
Investments in securities, at value	$225,926	$1,864,646	$1,497	$267,911
Cash	—	—	58	—
Receivable for securities sold	2,113	29,042	—	1,743
Receivable for fund shares sold	80	1,721	—	31
Receivable from Adviser	1	120	11	18
Dividends and interest receivable	37	229	3	118
Total assets	228,157	1,895,758	1,569	269,821
Liabilities
Payable for securities purchased	1,190	25,533	—	657
Payable for fund shares redeemed	243	24,151	—	34
Management fee payable	138	944	1	194
Distribution fee payable	5	21	—	—
Other payables and accrued expenses	47	308	22	49
Total liabilities	1,623	50,957	23	934
Net assets	$226,534	$1,844,801	$1,546	$268,887
Capital
Composition of net assets
Paid in capital	$139,972	$1,073,500	$1,094	$216,560
Total distributable earnings (loss)	86,562	771,301	452	52,327
Net assets	$226,534	$1,844,801	$1,546	$268,887
Class N shares
Net assets	$26,157	$97,632	—	—
Shares outstanding	3,635,960	3,517,108	—	—
Net asset value per share	$7.19	$27.76	—	—
Class I shares
Net assets	$164,792	$1,416,409	$138	$9,629
Shares outstanding	14,040,232	46,706,173	10,095	501,224
Net asset value per share	$11.74	$30.33	$13.64	$19.21
Class R6 shares
Net assets	$35,585	$330,760	$1,408	$259,258
Shares outstanding	3,005,022	10,901,066	103,217	13,472,927
Net asset value per share	$11.84	$30.34	$13.64	$19.24
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Statements of Operations
.........................................................................................................................................................................
For the Period Ended June 30, 2026 (dollar amounts in thousands) (unaudited)

	Growth Fund	Large Cap Growth Fund	Mid Cap Value Fund	Small-Mid Cap Core Fund
Investment income
Dividends	$628	$5,504	$13	$1,007
Interest	14	—	—	14
Total income	642	5,504	13	1,021
Expenses
Management fees	804	6,368	5	857
Distribution fees	32	147	—	—
Custodian fees	31	36	30	41
Transfer agent fees	40	77	—	5
Sub-transfer agent fees
Class N	16	78	—	—
Class I	28	917	—	11
Professional fees	25	110	15	19
Registration fees	26	38	17	19
Shareholder reporting fees	8	44	4	6
Trustee fees	11	129	—	6
Other expenses	6	114	1	3
Total expenses before expense limitation	1,027	8,058	72	967
Expenses waived or reimbursed by the Adviser
Class N	(8)	(75)	—	—
Class I	—	(881)	(5)	(15)
Class R6	—	(98)	(64)	(92)
Total expenses waived or reimbursed by the Adviser	(8)	(1,054)	(69)	(107)
Net expenses	1,019	7,004	3	860
Net investment income (loss)	(377)	(1,500)	10	161
Realized and unrealized gain (loss)
Net realized gain (loss) on transactions from:
Investments in securities	25,641	115,177	41	12,800
Total net realized gain	25,641	115,177	41	12,800
Change in net unrealized appreciation (depreciation) of:
Investments in securities	(9,980)	(149,303)	156	28,027
Change in net unrealized appreciation (depreciation)	(9,980)	(149,303)	156	28,027
Net increase (decrease) in net assets resulting from operations	$15,284	$(35,626)	$207	$40,988
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Statements of Changes in Net Assets
.........................................................................................................................................................................
For the Period Ended June 30, 2026 (unaudited) and the Year Ended December 31, 2025 (dollar amounts in thousands)

	Growth Fund		Large Cap Growth Fund		Mid Cap Value Fund		Small-Mid Cap Core Fund
	2026	2025	2026	2025	2026	2025	2026	2025
Operations
Net investment income (loss)	$(377)	$(1,118)	$(1,500)	$(5,155)	$10	$18	$161	$198
Net realized gain (loss) on investments, and other assets and liabilities	25,641	56,339	115,177	207,500	41	14	12,800	1,181
Change in net unrealized appreciation (depreciation) on investments, and other assets and liabilities	(9,980)	(32,212)	(149,303)	96,681	156	76	28,027	802
Net increase (decrease) in net assets resulting from operations	15,284	23,009	(35,626)	299,026	207	108	40,988	2,181
Distributions to shareholders
Class N	—	(8,871)	—	(11,487)	—	—	—	—
Class I	—	(35,654)	—	(151,139)	—	(1)	—	(1,279)
Class R6	—	(8,348)	—	(48,128)	—	(19)	—	(2,352)
Total distributions	—	(52,873)	—	(210,754)	—	(20)	—	(3,631)
Capital stock transactions
Proceeds from sales of shares	4,898	8,569	168,494	405,349	49	1	142,330	68,856
Shares issued in reinvestment of income dividends and capital gain distributions	—	50,826	—	188,267	—	20	—	3,478
Less cost of shares redeemed	(22,013)	(51,082)	(917,796)	(855,382)	(63)	(513)	(37,560)	(72,406)
Net increase (decrease) in net assets resulting from capital share transactions	(17,115)	8,313	(749,302)	(261,766)	(14)	(492)	104,770	(72)
Net increase (decrease) in net assets	(1,831)	(21,551)	(784,928)	(173,494)	193	(404)	145,758	(1,522)
Net Assets
Beginning of period	228,365	249,916	2,629,729	2,803,223	1,353	1,757	123,129	124,651
End of period	$226,534	$228,365	$1,844,801	$2,629,729	$1,546	$1,353	$268,887	$123,129
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Statements of Assets and Liabilities
.........................................................................................................................................................................
As of June 30, 2026 (dollar amounts in thousands) (unaudited)

	Small-Mid Cap Growth Fund	Small-Mid Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund
Assets
Investments in securities, at cost	$1,034,617	$3,441	$996,996	$832,401
Investments in securities, at value	$1,311,507	$4,340	$1,217,366	$1,046,009
Receivable for securities sold	7,981	—	9,030	6,799
Receivable for fund shares sold	1,030	—	1,210	174
Receivable from Adviser	92	11	94	10
Dividends and interest receivable	222	6	135	923
Total assets	1,320,832	4,357	1,227,835	1,053,915
Liabilities
Payable for securities purchased	3,180	—	1,708	—
Payable for fund shares redeemed	8,021	—	2,947	79,624
Management fee payable	979	3	911	632
Distribution fee payable	13	—	23	—
Other payables and accrued expenses	223	21	107	101
Total liabilities	12,416	24	5,696	80,357
Net assets	$1,308,416	$4,333	$1,222,139	$973,558
Capital
Composition of net assets
Paid in capital	$937,006	$3,356	$898,381	$706,529
Total distributable earnings (loss)	371,410	977	323,758	267,029
Net assets	$1,308,416	$4,333	$1,222,139	$973,558
Class N shares
Net assets	$64,901	—	$113,819	$2,230
Shares outstanding	2,284,856	—	3,424,734	60,654
Net asset value per share	$28.40	—	$33.23	$36.77
Class I shares
Net assets	$776,350	$220	$645,968	$629,583
Shares outstanding	24,511,143	15,951	15,603,488	17,134,357
Net asset value per share	$31.67	$13.76	$41.40	$36.74
Class R6 shares
Net assets	$467,165	$4,113	$462,352	$341,745
Shares outstanding	14,670,112	299,127	11,105,677	9,300,945
Net asset value per share	$31.84	$13.75	$41.63	$36.74
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Statements of Operations
.........................................................................................................................................................................
For the Period Ended June 30, 2026 (dollar amounts in thousands) (unaudited)

	Small-Mid Cap Growth Fund	Small-Mid Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund
Investment income
Dividends	$3,124	$32	$2,908	$7,580
Less foreign tax withheld	(3)	—	(14)	—
Interest	184	1	213	148
Total income	3,305	33	3,107	7,728
Expenses
Management fees	5,676	15	5,050	3,631
Distribution fees	76	—	138	3
Custodian fees	36	29	41	47
Transfer agent fees	49	—	86	30
Sub-transfer agent fees
Class N	40	—	72	1
Class I	492	—	327	341
Professional fees	78	15	56	63
Registration fees	30	17	40	30
Shareholder reporting fees	32	4	32	19
Trustee fees	67	—	49	51
Other expenses	20	1	19	16
Total expenses before expense limitation	6,596	81	5,910	4,232
Expenses waived or reimbursed by the Adviser
Class N	(41)	—	(77)	—
Class I	(499)	(3)	(355)	(92)
Class R6	(106)	(65)	(119)	—
Total expenses waived or reimbursed by the Adviser	(646)	(68)	(551)	(92)
Net expenses	5,950	13	5,359	4,140
Net investment income (loss)	(2,645)	20	(2,252)	3,588
Realized and unrealized gain (loss)
Net realized gain (loss) on transactions from:
Investments in securities	88,760	204	119,736	126,150
Total net realized gain	88,760	204	119,736	126,150
Change in net unrealized appreciation (depreciation) of:
Investments in securities	92,109	598	106,534	76,077
Change in net unrealized appreciation	92,109	598	106,534	76,077
Net increase (decrease) in net assets resulting from operations	$178,224	$822	$224,018	$205,815
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Statements of Changes in Net Assets
.........................................................................................................................................................................
For the Period Ended June 30, 2026 (unaudited) and the Year Ended December 31, 2025 (dollar amounts in thousands)

	Small-Mid Cap Growth Fund		Small-Mid Cap Value Fund		Small Cap Growth Fund		Small Cap Value Fund
	2026	2025	2026	2025	2026	2025	2026	2025
Operations
Net investment income (loss)	$(2,645)	$(6,817)	$20	$34	$(2,252)	$(3,603)	$3,588	$10,748
Net realized gain (loss) on investments, and other assets and liabilities	88,760	52,459	204	(131)	119,736	54,746	126,150	(67,160)
Change in net unrealized appreciation (depreciation) on investments, and other assets and liabilities	92,109	(58,787)	598	204	106,534	(23,327)	76,077	65,055
Net increase (decrease) in net assets resulting from operations	178,224	(13,145)	822	107	224,018	27,816	205,815	8,643
Distributions to shareholders
Class N	—	(1,923)	—	—	—	(9,662)	—	(40)
Class I	—	(21,738)	—	(2)	—	(39,085)	—	(12,270)
Class R6	—	(11,454)	—	(51)	—	(23,399)	—	(8,642)
Total distributions	—	(35,115)	—	(53)	—	(72,146)	—	(20,952)
Capital stock transactions
Proceeds from sales of shares	98,129	158,518	54	—	169,893	330,061	52,874	120,096
Shares issued in reinvestment of income dividends and capital gain distributions	—	34,300	—	54	—	70,789	—	20,619
Less cost of shares redeemed	(220,888)	(778,839)	—	(1)	(158,872)	(286,791)	(204,587)	(560,686)
Net increase (decrease) in net assets resulting from capital share transactions	(122,759)	(586,021)	54	53	11,021	114,059	(151,713)	(419,971)
Net increase (decrease) in net assets	55,465	(634,281)	876	107	235,039	69,729	54,102	(432,280)
Net Assets
Beginning of period	1,252,951	1,887,232	3,457	3,350	987,100	917,371	919,456	1,351,736
End of period	$1,308,416	$1,252,951	$4,333	$3,457	$1,222,139	$987,100	$973,558	$919,456
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Statements of Assets and Liabilities
.........................................................................................................................................................................
As of June 30, 2026 (dollar amounts in thousands) (unaudited)

	Global Leaders Fund	International Leaders Fund	International Growth Fund	Institutional International Growth Fund
Assets
Investments in securities, at cost	$11,438	$872,421	$827,603	$561,825
Investments in securities, at value	$14,270	$1,169,662	$1,150,790	$775,881
Foreign currency, at value (cost —;$225;$687;$184)	—	225	686	183
Receivable for securities sold	46	19,624	4,302	2,890
Receivable for fund shares sold	—	1,166	291	12
Receivable from Adviser	29	112	117	56
Dividends and interest receivable	91	2,457	4,286	2,604
Total assets	14,436	1,193,246	1,160,472	781,626
Liabilities
Payable for securities purchased	—	—	1,002	665
Payable for fund shares redeemed	—	613	373	13,149
Payable to custodian	1	—	—	—
Management fee payable	10	835	797	543
Distribution fee payable	—	5	49	—
Foreign capital gains tax liability	—	—	688	444
Other payables and accrued expenses	6	251	391	204
Total liabilities	17	1,704	3,300	15,005
Net assets	$14,419	$1,191,542	$1,157,172	$766,621
Capital
Composition of net assets
Paid in capital	$10,355	$749,652	$676,283	$417,816
Total distributable earnings (loss)	4,064	441,890	480,889	348,805
Net assets	$14,419	$1,191,542	$1,157,172	$766,621
Class N shares
Net assets	$1,896	$26,618	$241,245	—
Shares outstanding	270,010	1,043,715	7,959,708	—
Net asset value per share	$7.02	$25.50	$30.31	—
Class I shares
Net assets	$10,631	$739,602	$817,342	—
Shares outstanding	1,462,568	28,749,054	25,809,495	—
Net asset value per share	$7.27	$25.73	$31.67	—
Class R6 shares
Net assets	$1,892	$425,322	$98,585	—
Shares outstanding	260,325	16,516,579	3,109,046	—
Net asset value per share	$7.27	$25.75	$31.71	—
Institutional shares
Net assets	—	—	—	$766,621
Shares outstanding	—	—	—	45,770,881
Net asset value per share	—	—	—	$16.75
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Statements of Operations
.........................................................................................................................................................................
For the Period Ended June 30, 2026 (dollar amounts in thousands) (unaudited)

	Global Leaders Fund	International Leaders Fund	International Growth Fund	Institutional International Growth Fund
Investment income
Dividends	$95	$11,726	$11,711	$8,166
Less foreign tax withheld	(6)	(980)	(1,133)	(790)
Interest	—	26	—	—
Total income	89	10,772	10,578	7,376
Expenses
Management fees	64	4,873	4,660	3,250
Distribution fees	2	32	289	—
Custodian fees	43	126	155	124
Transfer agent fees	3	31	41	18
Sub-transfer agent fees
Class N	1	13	163	—
Class I	6	414	417	—
Professional fees	24	100	125	101
Registration fees	24	32	30	12
Shareholder reporting fees	16	29	30	5
Trustee fees	1	56	59	37
Other expenses	4	21	24	74
Total expenses before expense limitation	188	5,727	5,993	3,621
Expenses waived or reimbursed by the Adviser
Class N	(16)	(16)	(202)	—
Class I	(87)	(479)	(548)	—
Class R6	(15)	(147)	(38)	—
Institutional	—	—	—	(315)
Total expenses waived or reimbursed by the Adviser	(118)	(642)	(788)	(315)
Net expenses	70	5,085	5,205	3,306
Net investment income (loss)	19	5,687	5,373	4,070
Realized and unrealized gain (loss)
Net realized gain (loss) on transactions from:
Investments in securities (net of foreign capital gains tax paid $—; $67; $162; $235)	1,419	133,601	124,801	108,038
Foreign currency transactions	—	(667)	(255)	(295)
Total net realized gain	1,419	132,934	124,546	107,743
Change in net unrealized appreciation (depreciation) of:
Investments in securities (net of foreign capital gains tax accrual $—; $(803); $(736); $(600))	(170)	39,968	42,938	9,969
Foreign currency translations	(3)	(71)	(88)	(39)
Change in net unrealized appreciation (depreciation)	(173)	39,897	42,850	9,930
Net increase (decrease) in net assets resulting from operations	$1,265	$178,518	$172,769	$121,743
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Statements of Changes in Net Assets
.........................................................................................................................................................................
For the Period Ended June 30, 2026 (unaudited) and the Year Ended December 31, 2025 (dollar amounts in thousands)

	Global Leaders Fund		International Leaders Fund		International Growth Fund		Institutional International Growth Fund
	2026	2025	2026	2025	2026	2025	2026	2025
Operations
Net investment income (loss)	$19	$71	$5,687	$8,154	$5,373	$9,455	$4,070	$8,170
Net realized gain (loss) on investments, and other assets and liabilities	1,419	15,923	132,934	140,944	124,546	219,032	107,743	131,055
Change in net unrealized appreciation (depreciation) on investments, and other assets and liabilities	(173)	(9,608)	39,897	93,631	42,850	(17,882)	9,930	16,486
Net increase (decrease) in net assets resulting from operations	1,265	6,386	178,518	242,729	172,769	210,605	121,743	155,711
Distributions to shareholders
Class N	—	(1,255)	—	(1,777)	—	(40,226)	—	—
Class I	—	(7,676)	—	(49,020)	—	(134,347)	—	—
Class R6	—	(1,231)	—	(34,888)	—	(15,140)	—	—
Institutional	—	—	—	—	—	—	—	(103,491)
Total distributions	—	(10,162)	—	(85,685)	—	(189,713)	—	(103,491)
Capital stock transactions
Proceeds from sales of shares	663	4,069	82,862	190,239	36,667	129,576	35,967	57,536
Shares issued in reinvestment of income dividends and capital gain distributions	—	10,043	—	84,436	—	184,071	—	102,442
Less cost of shares redeemed	(5,570)	(46,452)	(165,159)	(497,064)	(173,489)	(576,446)	(225,629)	(274,702)
Net increase (decrease) in net assets resulting from capital share transactions	(4,907)	(32,340)	(82,297)	(222,389)	(136,822)	(262,799)	(189,662)	(114,724)
Net increase (decrease) in net assets	(3,642)	(36,116)	96,221	(65,345)	35,947	(241,907)	(67,919)	(62,504)
Net Assets
Beginning of period	18,061	54,177	1,095,321	1,160,666	1,121,225	1,363,132	834,540	897,044
End of period	$14,419	$18,061	$1,191,542	$1,095,321	$1,157,172	$1,121,225	$766,621	$834,540
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Statements of Assets and Liabilities
.........................................................................................................................................................................
As of June 30, 2026 (dollar amounts in thousands) (unaudited)

	International Small Cap Growth Fund	Emerging Markets Leaders Fund	Emerging Markets Growth Fund	Emerging Markets ex China Growth Fund
Assets
Investments in securities, at cost	$111,377	$77,769	$704,195	$49,538
Investments in securities, at value	$138,007	$101,675	$1,195,394	$80,156
Foreign currency, at value (cost $6;$88;$3,395;$555)	6	88	3,395	555
Receivable for securities sold	169	508	2,313	141
Receivable for fund shares sold	—	2,987	815	24,547
Receivable from Adviser	25	27	107	23
Dividends and interest receivable	592	172	2,770	125
Total assets	138,799	105,457	1,204,794	105,547
Liabilities
Payable for securities purchased	67	204	1,506	1,331
Payable for fund shares redeemed	178	1,002	27,193	—
Management fee payable	114	78	942	63
Distribution fee payable	—	—	4	—
Foreign capital gains tax liability	157	259	1,878	133
Other payables and accrued expenses	111	99	483	122
Total liabilities	627	1,642	32,006	1,649
Net assets	$138,172	$103,815	$1,172,788	$103,898
Capital
Composition of net assets
Paid in capital	$120,456	$124,270	$516,893	$59,919
Total distributable earnings (loss)	17,716	(20,455)	655,895	43,979
Net assets	$138,172	$103,815	$1,172,788	$103,898
Class N shares
Net assets	$1,161	$1,644	$17,946	—
Shares outstanding	76,011	120,653	851,987	—
Net asset value per share	$15.27	$13.63	$21.06	—
Class I shares
Net assets	$79,292	$10,009	$436,020	$30,868
Shares outstanding	5,106,785	730,032	20,205,831	1,257,696
Net asset value per share	$15.53	$13.71	$21.58	$24.54
Class R6 shares
Net assets	$57,719	$92,162	$718,822	$73,030
Shares outstanding	3,692,460	6,730,369	32,887,348	2,969,488
Net asset value per share	$15.63	$13.69	$21.86	$24.59
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Statements of Operations
.........................................................................................................................................................................
For the Period Ended June 30, 2026 (dollar amounts in thousands) (unaudited)

	International Small Cap Growth Fund	Emerging Markets Leaders Fund	Emerging Markets Growth Fund	Emerging Markets ex China Growth Fund
Investment income
Dividends	$1,823	$832	$10,194	$559
Less foreign tax withheld	(203)	(101)	(1,160)	(72)
Interest	12	4	43	—
Total income	1,632	735	9,077	487
Expenses
Management fees	675	466	5,286	328
Distribution fees	2	1	19	—
Custodian fees	73	79	230	73
Transfer agent fees	6	6	50	2
Sub-transfer agent fees
Class N	1	—	8	—
Class I	40	4	214	10
Professional fees	45	40	98	48
Registration fees	28	26	35	17
Shareholder reporting fees	5	6	23	5
Trustee fees	6	6	49	3
Other expenses	10	3	20	2
Total expenses before expense limitation	891	637	6,032	488
Expenses waived or reimbursed by the Adviser
Class N	(2)	(2)	(11)	—
Class I	(97)	(16)	(287)	(51)
Class R6	(57)	(149)	(334)	(104)
Total expenses waived or reimbursed by the Adviser	(156)	(167)	(632)	(155)
Net expenses	735	470	5,400	333
Net investment income (loss)	897	265	3,677	154
Realized and unrealized gain (loss)
Net realized gain (loss) on transactions from:
Investments in securities (net of foreign capital gains tax paid $64; $156; $1,304; $(5))	12,156	14,800	150,258	13,203
Foreign currency transactions	(84)	(91)	(716)	(92)
Total net realized gain	12,072	14,709	149,542	13,111
Change in net unrealized appreciation (depreciation) of:
Investments in securities (net of foreign capital gains tax accrual $24; $(369); $(3,065); $(66))	490	2,023	189,261	16,819
Foreign currency translations	(11)	2	(59)	—
Change in net unrealized appreciation	479	2,025	189,202	16,819
Net increase (decrease) in net assets resulting from operations	$13,448	$16,999	$342,421	$30,084
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Statements of Changes in Net Assets
.........................................................................................................................................................................
For the Period Ended June 30, 2026 (unaudited) and the Year Ended December 31, 2025 (dollar amounts in thousands)

	International Small Cap Growth Fund		Emerging Markets Leaders Fund		Emerging Markets Growth Fund		Emerging Markets ex China Growth Fund
	2026	2025	2026	2025	2026	2025	2026	2025
Operations
Net investment income (loss)	$897	$940	$265	$1,396	$3,677	$5,613	$154	$297
Net realized gain (loss) on investments, and other assets and liabilities	12,072	30,699	14,709	36,853	149,542	96,036	13,111	3,228
Change in net unrealized appreciation (depreciation) on investments, and other assets and liabilities	479	(7,422)	2,025	(5,693)	189,202	117,529	16,819	7,731
Net increase (decrease) in net assets resulting from operations	13,448	24,217	16,999	32,556	342,421	219,178	30,084	11,256
Distributions to shareholders
Class N	—	(5)	—	(7)	—	(19)	—	—
Class I	—	(448)	—	(79)	—	(1,265)	—	(797)
Class R6	—	(362)	—	(794)	—	(3,030)	—	(2,223)
Total distributions	—	(815)	—	(880)	—	(4,314)	—	(3,020)
Capital stock transactions
Proceeds from sales of shares	3,864	6,559	16,669	17,506	92,081	303,095	37,310	15,475
Shares issued in reinvestment of income dividends and capital gain distributions	—	803	—	879	—	4,079	—	2,720
Less cost of shares redeemed	(9,392)	(61,212)	(25,616)	(118,999)	(276,200)	(387,586)	(21,085)	(4,314)
Net increase (decrease) in net assets resulting from capital share transactions	(5,528)	(53,850)	(8,947)	(100,614)	(184,119)	(80,412)	16,225	13,881
Net increase (decrease) in net assets	7,920	(30,448)	8,052	(68,938)	158,302	134,452	46,309	22,117
Net Assets
Beginning of period	130,252	160,700	95,763	164,701	1,014,486	880,034	57,589	35,472
End of period	$138,172	$130,252	$103,815	$95,763	$1,172,788	$1,014,486	$103,898	$57,589
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Statements of Assets and Liabilities
.........................................................................................................................................................................
As of June 30, 2026 (dollar amounts in thousands) (unaudited)

	Emerging Markets Small Cap Growth Fund	China Growth Fund	Emerging Markets Debt Fund
Assets
Investments in securities, at cost	$349,772	$1,708	$77,928
Investments in securities, at value	$424,627	$2,422	$82,271
Cash	—	—	82
Foreign currency, at value (cost $3,547;—;$63)	3,543	—	62
Receivable for securities sold	6,425	—	373
Receivable for fund shares sold	94	—	53
Receivable from Adviser	65	12	25
Dividends and interest receivable	819	4	1,651
OTC Swap Contracts, at Value	—	—	14
Unrealized appreciation on forward foreign currency contracts	—	—	125
Total assets	435,573	2,438	84,656
Liabilities
Payable for variation margin on centrally cleared swaps	—	—	48
Unrealized depreciation on forward foreign currency contracts	—	—	99
Payable for securities purchased	9,311	—	1,613
Payable for fund shares redeemed	143	—	77
Management fee payable	380	2	43
Distribution fee payable	1	—	—
Foreign capital gains tax liability	2,988	—	2
Distributions payable to shareholders	—	—	163
Other payables and accrued expenses	342	30	77
Total liabilities	13,165	32	2,122
Net assets	$422,408	$2,406	$82,534
Capital
Composition of net assets
Paid in capital	$279,879	$4,589	$85,901
Total distributable earnings (loss)	142,529	(2,183)	(3,367)
Net assets	$422,408	$2,406	$82,534
Class N shares
Net assets	$4,440	—	—
Shares outstanding	166,818	—	—
Net asset value per share	$26.62	—	—
Class I shares
Net assets	$149,365	$115	$50,618
Shares outstanding	5,496,313	15,159	5,674,131
Net asset value per share	$27.18	$7.58	$8.92
Class R6 shares
Net assets	$268,603	$2,291	$31,916
Shares outstanding	9,846,819	303,839	3,581,870
Net asset value per share	$27.28	$7.54	$8.91
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Statements of Operations
.........................................................................................................................................................................
For the Period Ended June 30, 2026 (dollar amounts in thousands) (unaudited)

	Emerging Markets Small Cap Growth Fund	China Growth Fund	Emerging Markets Debt Fund
Investment income
Dividends	$3,820	$20	$—
Less foreign tax withheld	(498)	(1)	—
Interest	3	—	2,870
Less foreign tax withheld	—	—	(30)
Total income	3,325	19	2,840
Expenses
Management fees	2,231	10	251
Distribution fees	5	—	—
Custodian fees	193	36	61
Transfer agent fees	19	1	3
Sub-transfer agent fees
Class N	2	—	—
Class I	75	—	26
Professional fees	84	19	26
Registration fees	25	18	19
Shareholder reporting fees	14	4	6
Trustee fees	18	—	3
Other expenses	47	1	6
Total expenses before expense limitation	2,713	89	401
Expenses waived or reimbursed by the Adviser
Class N	(5)	—	—
Class I	(168)	(3)	(86)
Class R6	(229)	(75)	(53)
Total expenses waived or reimbursed by the Adviser	(402)	(78)	(139)
Net expenses	2,311	11	262
Net investment income (loss)	1,014	8	2,578
Realized and unrealized gain (loss)
Net realized gain (loss) on transactions from:
Investments in securities (net of foreign capital gains tax paid $(968); $—; $1)	63,891	133	1,710
Swaps	—	—	69
Forward foreign currency contracts	—	—	(50)
Foreign currency transactions	(829)	—	(2)
Total net realized gain	63,062	133	1,727
Change in net unrealized appreciation (depreciation) of:
Investments in securities (net of foreign capital gains tax accrual $2,848; $—; $2)	12,717	191	(6)
Swaps	—	—	(364)
Forward foreign currency transactions	—	—	77
Foreign currency translations	35	—	(44)
Change in net unrealized appreciation (depreciation)	12,752	191	(337)
Net increase (decrease) in net assets resulting from operations	$76,828	$332	$3,968
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Statements of Changes in Net Assets
.........................................................................................................................................................................
For the Period Ended June 30, 2026 (unaudited) and the Year Ended December 31, 2025 (dollar amounts in thousands)

	Emerging Markets Small Cap Growth Fund		China Growth Fund		Emerging Markets Debt Fund
	2026	2025	2026	2025	2026	2025
Operations
Net investment income (loss)	$1,014	$5,692	$8	$14	$2,578	$3,767
Net realized gain (loss) on investments, and other assets and liabilities	63,062	35,042	133	95	1,727	213
Change in net unrealized appreciation (depreciation) on investments, and other assets and liabilities	12,752	1,247	191	317	(337)	5,009
Net increase (decrease) in net assets resulting from operations	76,828	41,981	332	426	3,968	8,989
Distributions to shareholders
Class N	—	(331)	—	—	—	—
Class I	—	(12,059)	—	(1)	(1,493)	(1,843)(a)
Class R6	—	(20,843)	—	(18)	(1,102)	(1,950)(a)
Total distributions	—	(33,233)	—	(19)	(2,595)	(3,793)
Capital stock transactions
Proceeds from sales of shares	18,930	42,110	11	41	17,700	38,614
Shares issued in reinvestment of income dividends and capital gain distributions	—	32,793	—	18	1,784	2,960
Less cost of shares redeemed	(41,133)	(113,961)	(15)	(116)	(11,321)	(39,863)
Net increase (decrease) in net assets resulting from capital share transactions	(22,203)	(39,058)	(4)	(57)	8,163	1,711
Net increase (decrease) in net assets	54,625	(30,310)	328	350	9,536	6,907
Net Assets
Beginning of period	367,783	398,093	2,078	1,728	72,998	66,091
End of period	$422,408	$367,783	$2,406	$2,078	$82,534	$72,998

(a)	Included in the distribution is a tax return of capital in the amount of $68 and $73 (in thousands) for Class I and Class R6, respectively.
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Notes to Financial Statements (Information as of June 30, 2026 is unaudited)
.........................................................................................................................................................................
(1)
Organization
(a)
Description of the Trust
William Blair Funds (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of the date of this report, the Trust has the following nineteen funds (the “Funds”) available for sale, each with its own investment objective and policies. For each Fund, the number of shares authorized is unlimited.
U.S. Equity
Growth Fund
Large Cap Growth Fund
Mid Cap Value Fund
Small-Mid Cap Core Fund
Small-Mid Cap Growth Fund
Small-Mid Cap Value Fund
Small Cap Growth Fund
Small Cap Value Fund
Global Equity
Global Leaders Fund
International Equity
International Leaders Fund
International Growth Fund
Institutional International Growth Fund
International Small Cap Growth Fund
Emerging Markets Leaders Fund
Emerging Markets Growth Fund
Emerging Markets ex China Growth Fund
Emerging Markets Small Cap Growth Fund
China Growth Fund
Emerging Markets Debt
Emerging Markets Debt Fund
William Blair Investment Management, LLC (the “Adviser”) serves as the Trust’s investment adviser. William Blair & Company, L.L.C. (“WBC” or the “Distributor”), an affiliate of the Adviser, serves as the Trust’s principal underwriter and distributor. The Adviser and WBC are referred to herein collectively as “William Blair.”
(b)
Share Classes
Each Fund is comprised of Class N, Class I and Class R6 shares, except the Mid Cap Value, Small-Mid Cap Core, Small-Mid Cap Value, Emerging Markets ex China Growth, China Growth and Emerging Markets Debt Funds, which are comprised of Class I and Class R6 shares. Institutional International Growth Fund does not offer multiple classes of shares.
Class N shares are available to the general public, either directly through the Trust’s distributor or through a select number of financial intermediaries. Class N shares are sold without any sales load and carry an annual 12b-1 distribution fee at a fixed rate (0.25% for all Funds as discussed in Note 4(b) – Transactions with Affiliates – Underwriting and Distribution Services Agreements) and a sub-transfer agent fee that is not a fixed rate and varies by Fund and class, as discussed below.
Class I shares are available to certain retirement and deferred compensation plans, clients of certain financial intermediaries, and asset-based fee advisory clients of William Blair. The minimum initial investment for a Class I account is $500,000, subject to certain exceptions. Class I shares do not carry any sales load or distribution fees and generally have lower ongoing expenses than Class N shares. Class I shares have a sub-transfer agent fee that is not a fixed rate and varies by Fund and class, as discussed below.
Class R6 shares are available to certain retirement and deferred compensation plans, clients of certain financial intermediaries, asset-based fee advisory clients of William Blair, and additional types of investors, provided that neither the investor nor the financial intermediary requires the Funds to make any type of servicing or administrative payment. The minimum initial investment for a Class R6 account is $1 million, subject to certain exceptions.
Institutional shares are available only to investors of Institutional International Growth Fund and comprise all of the outstanding shares of this Fund. Institutional shares require a minimum initial investment of $5 million, subject to certain exceptions.
Class R6 shares and Institutional shares of the Institutional International Growth Fund do not carry any sales load, distribution fees or sub-transfer agent fees. Class R6 shares of a Fund generally have lower ongoing expenses than the Fund’s Class N and Class I shares.
Sub-transfer agent fees:  For Class N and Class I shares, the Funds may reimburse WBC for fees paid to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions for sub-administration, sub-transfer agency and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees may vary based on, for example, the nature of services
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Notes to Financial Statements (Information as of June 30, 2026 is unaudited)
.........................................................................................................................................................................
provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $15 per sub-account maintained by the intermediary, depending on the method by which the intermediary charges for the services.
(c)
Fund Objectives
The investment objectives of the Funds are as follows:
U.S. Equity Funds	Long-term capital appreciation.
Global Equity Fund	Long-term capital appreciation.
International Equity Funds	Long-term capital appreciation.
Emerging Markets Debt Fund	Provide attractive risk-adjusted returns relative to the Fund’s benchmark.
(2)
Significant Accounting Policies
The following is a summary of the Trust’s significant accounting policies in effect during the periods covered by the financial statements, which are in accordance with U.S. generally accepted accounting principles (“US GAAP”), which includes the accounting and reporting guidelines under Accounting Standards Topic 946, Financial Services—Investment Companies.
Each Fund represents a single operating segment and therefore, a single reportable segment. The Adviser serves as the chief operating decision maker.
(a)
Investment income and transactions
Investment income, realized and unrealized gains and losses, and certain Fund level expenses and expense reductions, if any, are allocated based on the relative net assets of each class, except for certain class-specific expenses, which are charged directly to the appropriate class. Differences in class expenses may result in the payment of different per share dividends by class. All share classes of the Funds have equal rights with respect to voting, subject to class specific arrangements.
Dividend income and expenses are recorded on the ex-dividend date, except for those dividends from certain foreign securities that are recorded when the information is available.
Interest income is recorded on an accrual basis, adjusted for amortization of premium or accretion of discount. Variable rate bonds and floating rate notes earn interest at coupon rates that fluctuate at specific time intervals. The interest rates shown in the Portfolio of Investments for the Emerging Markets Debt Fund were the rates in effect on June 30, 2026. Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity.
Premiums and discounts are amortized and accreted, respectively, on a straight-line basis for short-term investments and on an effective interest method for long-term investments.
The Funds do not isolate the portion of operations resulting from fluctuations in foreign currency exchange rates on investments from the fluctuations arising from changes in the value of securities held. Such currency fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign currency gains or losses arise from disposition of foreign currency, the difference in the foreign exchange rates between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the ex-date or accrual date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at period end.
For financial reporting purposes, security and shareholder transactions are recorded on trade date in accordance with US GAAP. Realized gains and losses from securities transactions are recognized on a specifically identified cost basis.
Awards from class action litigation may be recorded as a reduction of cost. If the Funds no longer own the applicable securities, the proceeds are recorded as realized gains.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Notes to Financial Statements (Information as of June 30, 2026 is unaudited)
.........................................................................................................................................................................
(b)
Share Valuation and Distributions to Shareholders
Shares are sold and redeemed on a continuous basis at net asset value. The net asset value per share is determined separately for each class by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding as of the close of regular trading on the New York Stock Exchange (the “NYSE”), which is generally 4:00 p.m. Eastern time, on each day the NYSE is open.
Distributions from net investment income, if any, for all Equity Funds are declared and paid at least annually. Distributions from net investment income for Emerging Markets Debt Fund are declared daily and paid monthly. Capital gain distributions, if any, for all Funds, are declared and paid at least annually in December and/or January. Distributions payable to shareholders are recorded on the ex-dividend date.
(c)
Foreign Currency Translation
The Funds may invest in securities denominated in foreign currencies. As such, assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate on the date of valuation. The values of foreign investments, open forward foreign currency contracts, and cash denominated in foreign currencies are translated into U.S. dollars using a spot market rate of exchange as of the time of the determination of each Fund’s net asset value, typically 4:00 p.m. Eastern time on days when there is regular trading on the NYSE. Receivables and payables for securities transactions, dividends, interest income and tax reclaims are translated into U.S. dollars using a spot market rate of exchange as of 4:00 p.m. Eastern time. Settlement of purchases and sales and dividend and interest receipts are translated into U.S. dollars using a spot market rate of exchange as of 11:00 a.m. Eastern time.
(d)
Income Taxes
Each Fund intends to comply with the provisions of Subchapter M of the Code, in order to qualify as regulated investment companies. Each Fund intends to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all, or substantially all, federal income and excise taxes. No provision for federal income and excise taxes has been made.
Certain Funds may be subject to foreign income taxes imposed on realized gains on securities of issuers from certain foreign countries. Such taxes, if applicable, are accrued and included within change in net unrealized appreciation (depreciation) and net realized gain (loss) on transactions from investments in securities in the Statement of Operations.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the positions. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year. Management has evaluated all of the uncertain tax positions of the Funds and has determined that no liability is required to be recorded in the financial statements.
The statute of limitations on the Funds’ U.S. federal and state tax returns for the prior three years remains open and the returns are subject to examination.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Notes to Financial Statements (Information as of June 30, 2026 is unaudited)
.........................................................................................................................................................................
Adjustments to the cost of investments for tax purposes may be due to the deferred loss associated with current and prior year wash sales, income recognition from investments in real estate investment trusts, and the Funds’ election to mark-to-market their investments in Passive Foreign Investment Companies (“PFICs”). The cost of investments, including derivatives, for federal income tax purposes and related gross unrealized appreciation (depreciation) and net unrealized appreciation/(depreciation) at June 30, 2026, were as follows (in thousands):
Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Growth Fund	$169,948	$60,151	$4,173	$55,978
Large Cap Growth Fund	1,233,585	664,646	33,585	631,061
Mid Cap Value Fund	1,091	458	52	406
Small-Mid Cap Core Fund	228,297	46,022	6,408	39,614
Small-Mid Cap Growth Fund	1,034,617	333,147	56,257	276,890
Small-Mid Cap Value Fund	3,442	998	100	898
Small Cap Growth Fund	996,996	270,434	50,064	220,370
Small Cap Value Fund	832,401	226,047	12,439	213,608
Global Leaders Fund	11,438	3,392	560	2,832
International Leaders Fund	872,420	329,208	31,966	297,242
International Growth Fund	827,603	347,857	24,670	323,187
Institutional International Growth Fund	561,825	230,479	16,423	214,056
International Small Cap Growth Fund	111,376	30,365	3,734	26,631
Emerging Markets Leaders Fund	77,769	27,996	4,090	23,906
Emerging Markets Growth Fund	704,196	528,618	37,420	491,198
Emerging Markets ex China Growth Fund	49,539	32,076	1,459	30,617
Emerging Markets Small Cap Growth Fund	349,771	83,759	8,903	74,856
China Growth Fund	1,708	822	108	714
Emerging Markets Debt Fund	78,062	5,045	738	4,307
As of December 31, 2025 (the Funds' most recent fiscal year end), the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. Under current law, the Funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. The following table details the Funds’ available capital loss carryforwards as of December 31, 2025, and the capital loss carryforwards utilized by the Funds in 2025 (in thousands):
	Available Capital Loss Carryforwards			Capital Loss Carryforwards Utilized in 2025
Fund	Short Term	Long Term	Total
Mid Cap Value Fund	$—	$—	$—	$10
Small-Mid Cap Value Fund	86	62	148	—
Small Cap Value Fund	14,835	57,546	72,381	—
International Leaders Fund	—	—	—	40,183
International Small Cap Growth Fund	20,526	—	20,526	29,031
Emerging Markets Leaders Fund	42,258	15,108	57,366	34,924
Emerging Markets Growth Fund	—	—	—	76,195
Emerging Markets ex China Growth Fund	—	—	—	23
China Growth Fund	2,086	924	3,010	36
Emerging Markets Debt Fund	4,633	4,384	9,017	423
In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year capital losses are any short term or long term capital losses incurred between November 1 and the end of their fiscal year, December 31. Qualified late year ordinary losses are comprised of losses related to swaps, foreign currency and PFICs incurred between November 1 and the end of their fiscal year, December 31.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Notes to Financial Statements (Information as of June 30, 2026 is unaudited)
.........................................................................................................................................................................
As of December 31, 2025 (the Funds' most recent fiscal year end), the following Funds deferred, on a tax basis, qualified late year losses of (in thousands):
	Qualified Late Year Losses
Fund	Ordinary Income	Net Capital
Mid Cap Value Fund	$—	$1
Global Leaders Fund	77	—
International Leaders Fund	5,473	—
International Growth Fund	5,843	—
Institutional International Growth Fund	4,380	—
Emerging Markets Leaders Fund	114	—
China Growth Fund	3	—
Emerging Markets Debt Fund	49	—
(e)
Repurchase Agreements
In a repurchase agreement, a Fund buys a security at one price and at the time of sale, the seller agrees to repurchase the security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying collateral. The Adviser monitors, on an ongoing basis, the value of the underlying collateral to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements may involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying collateral. The risk to a Fund is limited to the ability of the seller to pay the agreed upon sum on the delivery date. In the event of default, a repurchase agreement provides that a Fund is entitled to sell the underlying collateral. The loss, if any, to a Fund will be the difference between the proceeds from the sale and the repurchase price. However, if bankruptcy proceedings are commenced with respect to the seller of the security, disposition of the collateral by the Fund may be delayed or limited. The Funds have master repurchase agreements which allow the Funds to offset amounts owed to a counterparty with amounts owed from the same counterparty, including any collateral, in the event the counterparty defaults. Each Fund’s outstanding repurchase agreements, if any, and related collateral, are shown on the Fund’s Portfolio of Investments. Although no definitive creditworthiness criteria are used, the Adviser reviews the creditworthiness of the banks and non-bank dealers with which a Fund enters into repurchase agreements to evaluate those risks. A Fund may, for tax purposes, deem repurchase agreements collateralized by U.S. Government securities to be investments in U.S. Government securities.
(f)
Trustees & Officers
The Trustees and Officers affiliated with the Adviser receive no compensation from the Trust. Trustees who are not affiliated with the Adviser receive compensation from the Trust in the form of an annual retainer plus fees for attendance at Board and Committee meetings. The Lead Independent Trustee and the Chairs of the Audit Committee, Compliance Committee and Nominating and Governance Committee each receive an additional retainer for serving in such positions. Additionally, each independent trustee is entitled to reimbursement of expenses related to his or her duties as a Trustee of the Trust. For the period ended June 30, 2026, Trustee Fees were $551 (in thousands) in aggregate for the Trust.
(g)
Use of Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results may differ from those estimates.
(h)
Indemnification
In the normal course of business, the Funds have entered into contracts in which the Funds agree to indemnify the other party or parties against various potential costs or liabilities. The Funds’ maximum exposure under these arrangements is unknown. No claim has been made for indemnification pursuant to any such agreement of the Funds.
June 30, 2026

William Blair Funds

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Notes to Financial Statements (Information as of June 30, 2026 is unaudited)
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(3)
Valuation
(a)
Investment Valuation
The value of U.S. equity securities, including exchange-traded funds, is determined by valuing securities traded on national securities markets or in the over-the-counter (“OTC”) markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the mean between the last reported bid and ask prices.
The value of foreign equity securities is generally determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the mean between the last reported bid and ask prices. The Adviser has determined that the passage of time between when the foreign exchanges or markets close and when the Funds compute their net asset values could cause the value of foreign equity securities to no longer be representative or accurate and, as a result, may necessitate that such securities be fair valued. Accordingly, for foreign equity securities, the Funds may use an independent pricing service to fair value price the security as of the close of regular trading on the NYSE. As a result, a Fund’s value for a foreign security may be different from the last sale price (or the mean between the last reported bid and ask prices). As of June 30, 2026, fair valuation estimates for foreign equity securities were not obtained.
Fixed income securities are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the market value of a security at a particular point in time. The pricing service determines evaluated prices for fixed income securities using inputs including, but not limited to, recent transaction prices for such securities, dealer quotes, transaction prices for other securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions.
Repurchase agreements are valued at cost, which approximates fair value.
Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing currency exchange rate as supplied by an independent pricing service.
Swaps that are centrally cleared through an exchange are valued at the most recent settlement price provided by the exchange on which they are cleared. Total return swaps on equities, equity baskets, indices and other financial instruments are valued by an independent pricing service, or if unavailable, based on the security’s or instrument’s underlying reference asset.
Option contracts on securities, currencies and other financial instruments traded on one or more exchanges are valued at their most recent sale price on the exchange on which they are traded most extensively. Option contracts on foreign indices are valued at the settlement price. If there were no sales that day or if no settlement price is available, such option contracts are valued at the mean between the last reported bid and ask prices. Option contracts traded in the OTC market shall be valued by an independent pricing service.
Securities, and other assets, for which a market quotation is not available or is deemed unreliable (e.g., securities affected by unusual or extraordinary events, such as natural disasters or securities affected by market or economic events, such as bankruptcy filings), or the value of which is affected by a significant valuation event, are valued at a fair value. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated the Adviser as the valuation designee to perform fair value determinations for the Funds. The value of these fair valued securities may be different from the last sale price (or the mean between the last reported bid and ask prices), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.
(b)
Fair Value Measurements
Fair value is defined as the price that a Fund would receive upon selling a security in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. A three-tier hierarchy of inputs is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
•  Level 1—Quoted prices (unadjusted) in active markets for an identical security.
•  Level 2—Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. In addition, other observable inputs such as foreign exchange rates, benchmark securities indices and foreign futures contracts may be utilized in the valuation of certain foreign securities when significant events occur between the last sale on the foreign securities exchange and the time at which the net asset value of the Fund is calculated.
June 30, 2026

Semi-Annual

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Notes to Financial Statements (Information as of June 30, 2026 is unaudited)
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•  Level 3—Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and are based on the best information available.
The value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown at the end of each Fund's Portfolio of Investments.
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
A description of the valuation methodologies applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Exchange-Traded Securities
Securities traded on a national securities exchange (or reported on the NASDAQ national market), including exchange-traded funds, are stated at the last reported sales price on the day of valuation. Other securities traded in the OTC market and listed securities for which no sale was reported on that date are stated at the mean between the last reported bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.
Fixed Income Securities
Fixed income securities are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the fair value of a security at a particular point in time. The pricing service determines evaluated prices for fixed income securities using inputs including, but not limited to, recent transaction prices for such securities, dealer quotes, transaction prices for other securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions. Securities that use similar valuation techniques and observable inputs as described above are categorized as Level 2 of the fair value hierarchy.
Repurchase Agreements
Repurchase agreements are valued at cost, which approximates fair value. Repurchase agreements are categorized as Level 2 of the fair value hierarchy.
Derivative Instruments
Listed derivatives, such as certain options and futures contracts, that are actively traded are valued based on quoted prices from the exchange on which they are traded most extensively and are categorized as Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap and certain option contracts related to interest rates, foreign currencies, the credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of OTC derivative products can be modeled by independent pricing services taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of forward foreign currency contracts and interest rate swaps. A substantial majority of OTC derivative products held by a Fund are valued using such models and are categorized as Level 2 of the fair value hierarchy.
Level 3 Securities
The fair value estimates for the Level 3 securities in the Small-Mid Cap Growth Fund and Small Cap Growth Fund were determined in good faith by the Adviser pursuant to the Trust's Valuation Procedures. There were various factors considered in reaching the fair value determination, including, but not limited to, the following:  the type of security, the extent of public trading of the security, information obtained for the security, and analysis of the company’s performance and market trends that influence its performance. The Level 3 securities represented 0.00% and 0.00% as a percentage of net assets in the Small-Mid Cap Growth Fund and Small Cap Growth Fund, respectively.
June 30, 2026

William Blair Funds

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Notes to Financial Statements (Information as of June 30, 2026 is unaudited)
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(4)
Transactions with Affiliates
(a)
Management and Expense Limitation Agreements
Each Fund has a management agreement with the Adviser for investment management, clerical, bookkeeping and administrative services. Each Fund pays the Adviser an annual management fee, which is accrued daily and paid monthly, based on a specified percentage of the Fund’s average daily net assets. Each Fund’s annual management fee rate is as follows:

U.S. Equity Funds
Growth Fund	0.75%
Large Cap Growth Fund	0.60%
Mid Cap Value Fund	0.70%
Small-Mid Cap Core Fund	0.90%
Small-Mid Cap Growth Fund	0.94%
Small-Mid Cap Value Fund	0.80%
Small Cap Growth Fund	0.94%
Small Cap Value Fund	0.75%

Emerging Markets Debt Fund
Emerging Markets Debt Fund	0.65%

Global Equity Fund
Global Leaders Fund	0.85%

International Equity Funds
International Leaders Fund	0.85%
International Growth Fund:
First $10 billion	0.85%
Next $5 billion	0.825%
In excess of $15 billion	0.80%
Institutional International Growth Fund:
First $10 billion	0.85%
Next $5 billion	0.825%
In excess of $15 billion	0.80%
International Small Cap Growth Fund	1.00%
Emerging Markets Leaders Fund	0.94%
Emerging Markets Growth Fund	0.94%
Emerging Markets ex China Growth Fund	0.94%
Emerging Markets Small Cap Growth Fund	1.10%
China Growth Fund	0.94%
The Funds have also entered into an Amended and Restated Expense Limitation Agreement with the Adviser. Under the terms of the agreement, the Adviser will waive its management fee and/or reimburse a Fund for certain operating expenses, subject to certain excluded expenses, in excess of the agreed upon rate through April 30, 2027. Excluded expenses include interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales, other investment related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business. The amount the Adviser owes a Fund as of the reporting date is recorded as Receivable from Adviser in the Statements of Assets and Liabilities. The Adviser reimburses the Funds on a monthly basis. The Adviser will waive fees and/or reimburse expenses to the extent that the total operating expenses for the stated class of the Funds, subject to certain excluded expenses, exceed the following rates (as a percentage of average daily net assets):
	Class N		Class I		Institutional/Class R6
Fund	Effective May 1, 2026 through April 30, 2027	Effective May 1, 2025 through April 30, 2026	Effective May 1, 2026 through April 30, 2027	Effective May 1, 2025 through April 30, 2026	Effective May 1, 2026 through April 30, 2027	Effective May 1, 2025 through April 30, 2026
Growth Fund	1.20%	1.20%	0.95%	0.95%	0.90%	0.90%
Large Cap Growth Fund	0.90%	0.90%	0.65%	0.65%	0.60%	0.60%
Mid Cap Value Fund	N/A	N/A	0.75%	0.75%	0.70%	0.70%
Small-Mid Cap Core Fund	N/A	N/A	0.95%	0.95%	0.90%	0.90%
Small-Mid Cap Growth Fund	1.24%	1.24%	0.99%	0.99%	0.94%	0.94%
Small-Mid Cap Value Fund	N/A	N/A	0.85%	0.85%	0.80%	0.80%
Small Cap Growth Fund	1.24%	1.24%	0.99%	0.99%	0.94%	0.94%
Small Cap Value Fund	1.15%	1.15%	0.89%	0.89%	0.85%	0.85%
Global Leaders Fund	1.15%	1.15%	0.90%	0.90%	0.85%	0.85%
International Leaders Fund	1.15%	1.15%	0.90%	0.90%	0.85%	0.85%
International Growth Fund	1.15%	1.15%	0.90%	0.90%	0.85%	0.85%
Institutional International Growth Fund	N/A	N/A	N/A	N/A	0.85%	0.85%
International Small Cap Growth Fund	1.35%	1.35%	1.10%	1.10%	1.05%	1.05%
Emerging Markets Leaders Fund	1.24%	1.24%	0.99%	0.99%	0.94%	0.94%
Emerging Markets Growth Fund	1.24%	1.24%	0.99%	0.99%	0.94%	0.94%
Emerging Markets ex China Growth Fund	N/A	N/A	0.99%	0.99%	0.94%	0.94%
Emerging Markets Small Cap Growth Fund	1.40%	1.40%	1.15%	1.15%	1.10%	1.10%
China Growth Fund	N/A	N/A	0.99%	0.99%	0.94%	0.94%
Emerging Markets Debt Fund	N/A	N/A	0.70%	0.70%	0.65%	0.65%
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Notes to Financial Statements (Information as of June 30, 2026 is unaudited)
.........................................................................................................................................................................
The fee waivers and/or expense reimbursements received by each class are reported in the Statements of Operations.
The Adviser is entitled to recoupment of previously waived fees and reimbursed expenses for a period of three years subsequent to a Fund's commencement of operations to the extent that such recoupment does not cause the Fund’s annual operating expenses (after the recoupment is taken into account) to exceed both (1) the expense limit in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation. The total amounts available for recoupment as of June 30, 2026 were as follows (in thousands):
Fund	Available for Recoupment	Expiration of Recoupment
Small-Mid Cap Value Fund	$405	August 17, 2026
(b)
Underwriting and Distribution Services Agreements
Pursuant to separate Underwriting and Distribution Agreements, WBC is the principal underwriter and distributor for the continuous offering of shares of the Trust and acts as agent of the Trust in the sale of its shares. The Underwriting Agreement provides that the Distributor will use its best efforts to distribute the Trust’s shares. The Distributor is not compensated under the Underwriting Agreement.
Each Fund, except the Mid Cap Value, Small-Mid Cap Core, Small-Mid Cap Value, Emerging Markets ex China Growth, China Growth, Emerging Markets Debt and Institutional International Growth Funds, has a Distribution Agreement with WBC for distribution services to the Funds’ Class N shares. Each Fund pays WBC an annual fee, payable monthly, based on a specified percentage of its average daily net assets of Class N shares. The annual rate expressed as a percentage of average daily net assets for Class N is 0.25% for all Funds. Pursuant to the Distribution Agreement, WBC enters into related selling group agreements with various firms at various rates for sales of the Funds’ Class N shares.
(5)
Investment Transactions
Investment transactions, excluding U.S. government securities and short-term securities, for the period ended June 30, 2026, were as follows (in thousands):
Fund	Purchases	Sales
Growth Fund	$89,631	$99,280
Large Cap Growth Fund	586,712	1,312,742
Mid Cap Value Fund	189	203
Small-Mid Cap Core Fund	202,539	105,648
Small-Mid Cap Growth Fund	541,890	655,001
Small-Mid Cap Value Fund	889	827
Small Cap Growth Fund	551,042	557,545
Small Cap Value Fund	419,350	481,896
Global Leaders Fund	4,737	10,426
International Leaders Fund	456,553	547,676
International Growth Fund	443,100	580,077
Institutional International Growth Fund	335,393	505,984
International Small Cap Growth Fund	64,088	71,577
Emerging Markets Leaders Fund	50,012	60,261
Emerging Markets Growth Fund	438,104	590,883
Emerging Markets ex China Growth Fund	39,140	48,541
Emerging Markets Small Cap Growth Fund	560,079	578,278
China Growth Fund	800	874
Emerging Markets Debt Fund	54,248	47,438
(6)
Financial Derivative Instruments
Each Fund may use derivative instruments to maintain liquidity, to provide hedging, or in anticipation of changes in the composition of its portfolio holdings or as otherwise provided in each Fund’s prospectus. The derivative instruments held as of June 30, 2026 as disclosed in each Fund’s Portfolio of Investments, are representative of each Fund’s derivative instrument trading activity during the period ended June 30, 2026.
Derivative transactions carry counterparty risk as they are based on contracts between a Fund and the applicable counterparty. For exchange-traded or cleared derivative contracts, such counterparty risk is limited due to the role of the exchange or
June 30, 2026

William Blair Funds

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Notes to Financial Statements (Information as of June 30, 2026 is unaudited)
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clearinghouse. OTC derivative contracts, however, are exposed to counterparty risk in the amount of unrealized gains, net of collateral held, for the duration of the contract.
The Emerging Markets Debt Fund is subject to certain netting arrangements through International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDAs”). The ISDAs maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. The ISDAs cover certain OTC derivative securities entered into by the Emerging Markets Debt Fund with various counterparties and allow the Emerging Markets Debt Fund to close out and net its total exposure to a counterparty in the event of a default.
Forward Foreign Currency Contracts
The Global Equity, International Equity and Emerging Markets Debt Funds may enter into forward foreign currency contracts. When entering into a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. A Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk, credit risk, or both kinds of risks in excess of the amount recognized in the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from the price movements in currencies.
Options
The purchase or sale of an option by a Fund involves the payment or receipt of a premium by the Fund and the corresponding right or obligation, as the case may be, either to purchase or sell the underlying security, commodity, or other instrument for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so the Fund loses its premium. Writing options involves potentially greater risk because the Fund is exposed to the extent of the actual price movement in the underlying security rather than only the amount of the premium paid (which could result in a potentially unlimited loss). OTC options also involve counterparty credit risk.
Swap Contracts
Swap agreements may include total return, interest rate, securities index, commodity, security, currency exchange rate, credit default index, volatility and variance swaps. Cleared swaps are transacted through futures commission merchants that are members of central clearing houses with the clearing house serving as a central counterparty similar to transactions in futures contracts. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount” (i.e., the change in the value of a particular dollar amount invested, for example, at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay a Fund and the risk that a Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may cause a Fund to lose money. To the extent permitted by its investment policies and restrictions, a Fund may invest in the following types of swaps:
Credit Default Swaps—A Fund may invest in credit default swaps as a means of “buying” credit protection (i.e., attempting to mitigate the risk of default or credit quality deterioration in some portion of a Fund’s holdings) or “selling” credit protection (i.e., attempting to gain exposure to an underlying issuer’s credit quality characteristics without directly investing in that issuer). A credit default swap is a contract between a buyer and a seller of protection against a pre-defined credit event (e.g., a ratings downgrade or default) on an underlying reference obligation, which may be a single debt instrument or baskets or indices of securities. Under current regulatory requirements, a Fund may be a buyer or seller of a credit default swap. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. A Fund adds leverage to its portfolio because the Fund is subject to investment exposure on the notional amount of the swap. The maximum potential amount of future payments that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of the period end for which a Fund is the seller of protection are disclosed in the Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the same Fund for the same referenced entity or entities. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as an indicator of the payment performance risk. Increasing market
June 30, 2026

Semi-Annual

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Notes to Financial Statements (Information as of June 30, 2026 is unaudited)
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values, in absolute terms when compared to the notional amount of the swap, typically represent deterioration of the referenced entities’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap.
Interest Rate Swap—A Fund may invest in interest rate swaps to gain or mitigate exposure to changes in interest rates. Interest rate swap agreements involve a commitment between parties to pay either a fixed interest rate or a floating interest rate based on a notional amount of principal. The parties make payments at predetermined intervals throughout the life of the swap. As a payer, a Fund would make the fixed payment and receive the floating payment. As a receiver, a Fund would make the floating payment and receive the fixed payment.
Total Return Swap—A Fund may invest in total return swaps to gain or mitigate exposure to an underlying security, or securities. Total return swap agreements may involve commitments to pay interest in exchange for the return on the underlying security, or securities. At maturity, a net cash flow is exchanged between the parties based on the total return of the underlying security, or securities, less a financing rate. As a receiver in the transaction, a Fund would receive a payment for a positive return and would make a payment for a negative return. As a payer in the transaction, a Fund would make a payment for a positive return and would receive a payment for a negative return.
The following table presents the value of financial derivative instruments, by Fund and primary risk exposure, as of June 30, 2026, and their respective location in the Statements of Assets and Liabilities (in thousands):
	Assets		Liabilities
Fund and Primary Risk Exposure	Statements of Assets and Liabilities	Value	Statements of Assets and Liabilities	Value
Emerging Markets Debt Fund
Credit	Receivable for variation margin on centrally cleared swaps[1]	$223	Payable for variation margin on centrally cleared swaps[1]	$329
Currency	Unrealized appreciation on forward foreign currency contracts	125	Unrealized depreciation on forward foreign currency contracts	99
Currency	Investments in securities, at value	140	Options written, at value	—
Interest Rate	Receivable for variation margin on centrally cleared swaps	82	Payable for variation margin on centrally cleared swaps	168

1
The table above includes cumulative appreciation/(depreciation) on centrally cleared swaps as reported in the Fund’s Portfolio of Investments.
Receivable/payable for variation margin on centrally cleared swaps as reported in the Fund’s Statement of Assets and Liabilities represents the current day’s variation margin.

The following table indicates the effect of derivatives, by Fund and primary risk exposure, in the Statements of Operations for the period ended June 30, 2026 (in thousands):
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Fund and Primary Risk Exposure	Statements of Operations	Value	Statements of Operations	Value
Emerging Markets Debt Fund
Credit	Swaps	$—	Swaps	$(26)
Currency	Forward foreign currency contracts	(50)	Forward foreign currency contracts	77
Currency	Investments in securities	(53)	Investments in securities	61
Interest Rate	Swaps	69	Swaps	(338)
The following table is a summary by counterparty of the derivative instruments and collateral pledged/(received) included in the Fund’s Statement of Assets and Liabilities at June 30, 2026 (in thousands):
	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swaps	Total	Forward Foreign Currency Contracts	Total	Net Market Value	Collateral Pledged (Received)	Net Exposure
Emerging Markets Debt Fund
Barclays Bank PLC	$—	$—	$14	$14	$—	$—	$14	$—	$14
Citibank N.A.	125	140	—	265	(99)	(99)	166	—	166
	$125	$140	$14	$279	$(99)	$(99)
June 30, 2026

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Notes to Financial Statements (Information as of June 30, 2026 is unaudited)
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The net exposure represents the amount due from/(due to) the counterparty in the event of default. Any net exposure is generally due to changes in market value of the underlying derivative instruments on the last day of the period as timing of collateral movement occurs the following day.
(7)
Fund Share Transactions
The following tables summarize the activity in capital shares of each Fund for the period ended June 30, 2026 (in thousands):
	Class N
	Dollars				Shares
Fund	Sales	Reinvest	Redemptions	Total	Sales	Reinvest	Redemptions	Total
Growth Fund	$795	$—	$4,902	$(4,107)	119	—	726	(607)
Large Cap Growth Fund	2,719	—	38,591	(35,872)	102	—	1,385	(1,283)
Small-Mid Cap Growth Fund	1,452	—	7,980	(6,528)	56	—	308	(252)
Small Cap Growth Fund	2,673	—	22,224	(19,551)	92	—	736	(644)
Small Cap Value Fund	60	—	249	(189)	2	—	7	(5)
Global Leaders Fund	13	—	176	(163)	1	—	27	(26)
International Leaders Fund	1,956	—	3,909	(1,953)	84	—	166	(82)
International Growth Fund	2,109	—	26,906	(24,797)	77	—	966	(889)
International Small Cap Growth Fund	249	—	475	(226)	18	—	33	(15)
Emerging Markets Leaders Fund	7,401	—	7,087	314	585	—	558	27
Emerging Markets Growth Fund	10,951	—	12,863	(1,912)	602	—	704	(102)
Emerging Markets Small Cap Growth Fund	2,526	—	2,590	(64)	101	—	103	(2)

	Class I
	Dollars				Shares
Fund	Sales	Reinvest	Redemptions	Total	Sales	Reinvest	Redemptions	Total
Growth Fund	$2,052	$—	$10,835	$(8,783)	188	—	1,010	$(822)
Large Cap Growth Fund	135,227	—	605,117	(469,890)	4,627	—	21,173	(16,546)
Mid Cap Value Fund	49	—	—	49	4	—	—	4
Small-Mid Cap Core Fund	678	—	11,065	(10,387)	40	—	630	(590)
Small-Mid Cap Growth Fund	37,946	—	158,629	(120,683)	1,292	—	5,528	(4,236)
Small-Mid Cap Value Fund	54	—	—	54	5	—	—	5
Small Cap Growth Fund	72,313	—	91,601	(19,288)	1,990	—	2,521	(531)
Small Cap Value Fund	25,517	—	65,196	(39,679)	771	—	2,000	(1,229)
Global Leaders Fund	636	—	4,829	(4,193)	96	—	732	(636)
International Leaders Fund	72,107	—	85,014	(12,907)	3,041	—	3,521	(480)
International Growth Fund	33,474	—	141,413	(107,939)	1,149	—	4,945	(3,796)
International Small Cap Growth Fund	2,975	—	4,958	(1,983)	207	—	335	(128)
Emerging Markets Leaders Fund	6,427	—	6,957	(530)	491	—	543	(52)
Emerging Markets Growth Fund	68,608	—	61,581	7,027	3,686	—	3,343	343
Emerging Markets ex China Growth Fund	11,716	—	4,963	6,753	543	—	214	329
Emerging Markets Small Cap Growth Fund	7,778	—	21,480	(13,702)	311	—	861	(550)
China Growth Fund	11	—	—	11	1	—	—	1
Emerging Markets Debt Fund	14,310	690	6,166	8,834	1,613	78	695	996
June 30, 2026

Semi-Annual

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Notes to Financial Statements (Information as of June 30, 2026 is unaudited)
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	Class R6
	Dollars				Shares
Fund	Sales	Reinvest	Redemptions	Total	Sales	Reinvest	Redemptions	Total
Growth Fund	$2,051	$—	$6,276	$(4,225)	189	—	593	$(404)
Large Cap Growth Fund	30,548	—	274,088	(243,540)	1,057	—	9,781	(8,724)
Mid Cap Value Fund	—	—	63	(63)	—	—	5	(5)
Small-Mid Cap Core Fund	141,652	—	26,495	115,157	8,674	—	1,507	7,167
Small-Mid Cap Growth Fund	58,731	—	54,279	4,452	1,919	—	1,828	91
Small-Mid Cap Value Fund	—	—	—	—	—	—	—	—
Small Cap Growth Fund	94,907	—	45,047	49,860	2,607	—	1,201	1,406
Small Cap Value Fund	27,297	—	139,142	(111,845)	837	—	3,968	(3,131)
Global Leaders Fund	14	—	565	(551)	2	—	86	(84)
International Leaders Fund	8,799	—	76,236	(67,437)	367	—	3,114	(2,747)
International Growth Fund	1,084	—	5,170	(4,086)	37	—	180	(143)
International Small Cap Growth Fund	640	—	3,959	(3,319)	41	—	260	(219)
Emerging Markets Leaders Fund	2,841	—	11,572	(8,731)	232	—	902	(670)
Emerging Markets Growth Fund	12,522	—	201,756	(189,234)	684	—	9,965	(9,281)
Emerging Markets ex China Growth Fund	25,594	—	16,122	9,472	1,068	—	765	303
Emerging Markets Small Cap Growth Fund	8,626	—	17,063	(8,437)	348	—	656	(308)
China Growth Fund	—	—	15	(15)	—	—	2	(2)
Emerging Markets Debt Fund	3,390	1,094	5,155	(671)	384	124	584	(76)

	Institutional Class
	Dollars				Shares
Fund	Sales	Reinvest	Redemptions	Total	Sales	Reinvest	Redemptions	Total
Institutional International Growth Fund	$35,967	$—	$225,629	$(189,662)	$2,264	$—	$14,608	$(12,344)

	Net Change in Net Assets Relating to Fund Share Activity
	Dollars				Shares
Fund	Sales	Reinvest	Redemptions	Total	Sales	Reinvest	Redemptions	Total
Growth Fund	$4,898	$—	$22,013	$(17,115)	496	—	2,329	$(1,833)
Large Cap Growth Fund	168,494	—	917,796	(749,302)	5,786	—	32,339	(26,553)
Mid Cap Value Fund	49	—	63	(14)	4	—	5	(1)
Small-Mid Cap Core Fund	142,330	—	37,560	104,770	8,714	—	2,137	6,577
Small-Mid Cap Growth Fund	98,129	—	220,888	(122,759)	3,267	—	7,664	(4,397)
Small-Mid Cap Value Fund	54	—	—	54	5	—	—	5
Small Cap Growth Fund	169,893	—	158,872	11,021	4,689	—	4,458	231
Small Cap Value Fund	52,874	—	204,587	(151,713)	1,610	—	5,975	(4,365)
Global Leaders Fund	663	—	5,570	(4,907)	99	—	845	(746)
International Leaders Fund	82,862	—	165,159	(82,297)	3,492	—	6,801	(3,309)
International Growth Fund	36,667	—	173,489	(136,822)	1,263	—	6,091	(4,828)
Institutional International Growth Fund	35,967	—	225,629	(189,662)	2,264	—	14,608	(12,344)
International Small Cap Growth Fund	3,864	—	9,392	(5,528)	266	—	628	(362)
Emerging Markets Leaders Fund	16,669	—	25,616	(8,947)	1,308	—	2,003	(695)
Emerging Markets Growth Fund	92,081	—	276,200	(184,119)	4,972	—	14,012	(9,040)
Emerging Markets ex China Growth Fund	37,310	—	21,085	16,225	1,611	—	979	632
Emerging Markets Small Cap Growth Fund	18,930	—	41,133	(22,203)	760	—	1,620	(860)
China Growth Fund	11	—	15	(4)	1	—	2	(1)
Emerging Markets Debt Fund	17,700	1,784	11,321	8,163	1,997	202	1,279	920
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Notes to Financial Statements (Information as of June 30, 2026 is unaudited)
.........................................................................................................................................................................
The following tables summarize the activity in capital shares of each Fund for the year ended December 31, 2025 (in thousands):
	Class N
	Dollars				Shares
Fund	Sales	Reinvest	Redemptions	Total	Sales	Reinvest	Redemptions	Total
Growth Fund	$708	$8,754	$6,279	$3,183	84	1,324	729	$679
Large Cap Growth Fund	8,543	11,205	67,919	(48,171)	315	413	2,413	(1,685)
Small-Mid Cap Growth Fund	3,301	1,893	28,873	(23,679)	140	77	1,199	(982)
Small Cap Growth Fund	13,071	9,412	42,642	(20,159)	480	348	1,507	(679)
Small Cap Value Fund	91	38	405	(276)	3	1	14	(10)
Global Leaders Fund	606	1,150	2,455	(699)	52	183	272	(37)
International Leaders Fund	4,777	1,776	12,584	(6,031)	227	83	579	(269)
International Growth Fund	6,350	39,730	71,833	(25,753)	224	1,561	2,618	(833)
International Small Cap Growth Fund	64	4	299	(231)	5	—	23	(18)
Emerging Markets Leaders Fund	9,506	7	9,568	(55)	882	1	884	(1)
Emerging Markets Growth Fund	5,986	15	9,665	(3,664)	451	1	716	(264)
Emerging Markets Small Cap Growth Fund	1,378	332	2,122	(412)	65	16	101	(20)

	Class I
	Dollars				Shares
Fund	Sales	Reinvest	Redemptions	Total	Sales	Reinvest	Redemptions	Total
Growth Fund	$3,819	$33,724	$29,778	$7,765	295	3,135	2,389	$1,041
Large Cap Growth Fund	308,287	144,712	628,170	(175,171)	10,373	4,886	20,887	(5,628)
Mid Cap Value Fund	1	1	31	(29)	1	—	3	(2)
Small-Mid Cap Core Fund	15,325	1,137	48,800	(32,338)	976	68	2,922	(1,878)
Small-Mid Cap Growth Fund	83,589	21,078	516,476	(411,809)	3,208	772	19,471	(15,491)
Small-Mid Cap Value Fund	—	3	1	2	—	—	—	—
Small Cap Growth Fund	197,999	38,443	181,510	54,932	5,825	1,144	5,393	1,576
Small Cap Value Fund	88,757	12,106	285,054	(184,191)	3,123	401	10,232	(6,708)
Global Leaders Fund	1,718	7,662	38,201	(28,821)	160	1,181	3,412	(2,071)
International Leaders Fund	170,554	48,562	204,883	14,233	8,015	2,264	9,602	677
International Growth Fund	118,422	130,989	450,885	(201,474)	4,137	4,932	15,519	(6,450)
International Small Cap Growth Fund	3,608	444	15,452	(11,400)	270	32	1,168	(866)
Emerging Markets Leaders Fund	3,414	78	7,334	(3,842)	325	7	700	(368)
Emerging Markets Growth Fund	106,513	1,249	102,970	4,792	7,624	81	7,536	169
Emerging Markets ex China Growth Fund	4,807	782	2,234	3,355	328	52	167	213
Emerging Markets Small Cap Growth Fund	22,341	11,627	54,362	(20,394)	1,074	540	2,642	(1,028)
China Growth Fund	6	1	2	5	1	—	—	1
Emerging Markets Debt Fund	30,740	1,016	7,229	24,527	3,713	121	866	2,968
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Notes to Financial Statements (Information as of June 30, 2026 is unaudited)
.........................................................................................................................................................................

	Class R6
	Dollars				Shares
Fund	Sales	Reinvest	Redemptions	Total	Sales	Reinvest	Redemptions	Total
Growth Fund	$4,042	$8,348	$15,025	$(2,635)	308	769	1,202	$(125)
Large Cap Growth Fund	88,519	32,350	159,293	(38,424)	3,009	1,092	5,162	(1,061)
Mid Cap Value Fund	—	19	482	(463)	—	2	42	(40)
Small-Mid Cap Core Fund	53,531	2,341	23,606	32,266	3,237	140	1,471	1,906
Small-Mid Cap Growth Fund	71,628	11,329	233,490	(150,533)	2,796	413	8,466	(5,257)
Small-Mid Cap Value Fund	—	51	—	51	(1)	5	—	4
Small Cap Growth Fund	118,991	22,934	62,639	79,286	3,404	679	1,851	2,232
Small Cap Value Fund	31,248	8,475	275,227	(235,504)	1,101	281	9,457	(8,075)
Global Leaders Fund	1,745	1,231	5,796	(2,820)	152	190	533	(191)
International Leaders Fund	14,908	34,098	279,597	(230,591)	694	1,589	12,917	(10,634)
International Growth Fund	4,804	13,352	53,728	(35,572)	170	502	1,927	(1,255)
International Small Cap Growth Fund	2,887	355	45,461	(42,219)	208	26	3,166	(2,932)
Emerging Markets Leaders Fund	4,586	794	102,097	(96,717)	467	71	9,715	(9,177)
Emerging Markets Growth Fund	190,596	2,815	274,951	(81,540)	13,541	181	18,712	(4,990)
Emerging Markets ex China Growth Fund	10,668	1,938	2,080	10,526	736	128	165	699
Emerging Markets Small Cap Growth Fund	18,391	20,834	57,477	(18,252)	857	964	2,772	(951)
China Growth Fund	35	17	114	(62)	5	3	17	(9)
Emerging Markets Debt Fund	7,874	1,944	32,634	(22,816)	953	232	4,023	(2,838)

	Institutional Class
	Dollars				Shares
Fund	Sales	Reinvest	Redemptions	Total	Sales	Reinvest	Redemptions	Total
Institutional International Growth Fund	$57,536	$102,442	$274,702	$(114,724)	$3,965	$7,281	$18,503	$(7,257)

	Net Change in Net Assets Relating to Fund Share Activity
	Dollars				Shares
Fund	Sales	Reinvest	Redemptions	Total	Sales	Reinvest	Redemptions	Total
Growth Fund	$8,569	$50,826	$51,082	$8,313	687	5,228	4,320	$1,595
Large Cap Growth Fund	405,349	188,267	855,382	(261,766)	13,697	6,391	28,462	(8,374)
Mid Cap Value Fund	1	20	513	(492)	1	2	45	(42)
Small-Mid Cap Core Fund	68,856	3,478	72,406	(72)	4,213	208	4,393	28
Small-Mid Cap Growth Fund	158,518	34,300	778,839	(586,021)	6,144	1,262	29,136	(21,730)
Small-Mid Cap Value Fund	—	54	1	53	(1)	5	—	4
Small Cap Growth Fund	330,061	70,789	286,791	114,059	9,709	2,171	8,751	3,129
Small Cap Value Fund	120,096	20,619	560,686	(419,971)	4,227	683	19,703	(14,793)
Global Leaders Fund	4,069	10,043	46,452	(32,340)	364	1,554	4,217	(2,299)
International Leaders Fund	190,239	84,436	497,064	(222,389)	8,936	3,936	23,098	(10,226)
International Growth Fund	129,576	184,071	576,446	(262,799)	4,531	6,995	20,064	(8,538)
Institutional International Growth Fund	57,536	102,442	274,702	(114,724)	3,965	7,281	18,503	(7,257)
International Small Cap Growth Fund	6,559	803	61,212	(53,850)	483	58	4,357	(3,816)
Emerging Markets Leaders Fund	17,506	879	118,999	(100,614)	1,674	79	11,299	(9,546)
Emerging Markets Growth Fund	303,095	4,079	387,586	(80,412)	21,616	263	26,964	(5,085)
Emerging Markets ex China Growth Fund	15,475	2,720	4,314	13,881	1,064	180	332	912
Emerging Markets Small Cap Growth Fund	42,110	32,793	113,961	(39,058)	1,996	1,520	5,515	(1,999)
China Growth Fund	41	18	116	(57)	6	3	17	(8)
Emerging Markets Debt Fund	38,614	2,960	39,863	1,711	4,666	353	4,889	130
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Notes to Financial Statements (Information as of June 30, 2026 is unaudited)
.........................................................................................................................................................................
(8)
Subsequent Events
On August 5, 2026, notice was given to William Blair Emerging Markets Debt Fund (the “Acquired Fund”) shareholders of a Special Meeting of Shareholders (the “Meeting”) to be held on September 23, 2026. The Meeting is being held to consider and vote upon the Adviser’s proposal of an Agreement and Plan of Reorganization and Liquidation (the “Plan”) providing for the reorganization of the Acquired Fund into the newly-created exchange traded fund William Blair Emerging Income ETF, (the “Acquiring Fund”), a series of William Blair ETF Trust (the “Reorganization”). If approved, the Acquiring Fund will acquire substantially all of the assets and assume all of the liabilities of the Acquired Fund and continue the business of the Acquired Fund on the Closing Date (as defined below). Shareholders of the Acquired Fund (subject to certain exceptions) will become shareholders of the Acquiring Fund, receiving shares of the Acquiring Fund with a value equal to the aggregate net asset value of their shares of the Acquired Fund held as of the Closing Date of the Reorganization. Subject to shareholder approval, the Reorganization is anticipated to occur after the close of trading on or about October 16, 2026 (the “Closing Date”). The Reorganization is more fully described in the combined Proxy Statement and Prospectus and in the Plan, which was sent to Acquired Fund shareholders of record on July 31, 2026 on or about August 18, 2026.
The Funds have evaluated subsequent events through the date of issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Financial Highlights — For a share outstanding throughout each period
.........................................................................................................................................................................
Growth Fund

	Class N
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2026	2025	2024	2023	2022	2021
Net asset value, beginning of period	$6.70	$8.79	$9.70	$7.95	$11.81	$11.15
Income (loss) from investment operations:
Net investment income (loss)	(0.02)	(0.06)	(0.07)	(0.04)	(0.05)	(0.08)
Net realized and unrealized gain (loss) on investments	0.51	0.92	2.20	3.03	(3.44)	2.49
Total from investment operations	0.49	0.86	2.13	2.99	(3.49)	2.41
Less distributions from:
Net realized gain	—	2.95	3.04	1.24	0.37	1.75
Total distributions	—	2.95	3.04	1.24	0.37	1.75
Net asset value, end of period	$7.19	$6.70	$8.79	$9.70	$7.95	$11.81
Total return (%)*	7.31	10.19	21.81	37.76	(29.65)	22.09
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.26	1.25	1.23	1.26	1.24	1.21
Expenses, net of waivers and reimbursements	1.20	1.20	1.20	1.20	1.20	1.20
Net investment income (loss), before waivers and reimbursements	(0.66)	(0.78)	(0.69)	(0.49)	(0.60)	(0.67)
Net investment income (loss), net of waivers and reimbursements	(0.60)	(0.73)	(0.66)	(0.43)	(0.56)	(0.66)
Class N net assets at the end of the period (in thousands)	$26,157	$28,449	$31,317	$30,789	$23,829	$36,807
Portfolio turnover rate (%)*	42	62	49	37	41	30

*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2026	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.92	$12.58	$12.77	$10.15	$14.91	$13.64
Income (loss) from investment operations:
Net investment income (loss)	(0.02)	(0.06)	(0.05)	(0.02)	(0.04)	(0.05)
Net realized and unrealized gain (loss) on investments	0.84	1.35	2.90	3.88	(4.35)	3.07
Total from investment operations	0.82	1.29	2.85	3.86	(4.39)	3.02
Less distributions from:
Net realized gain	—	2.95	3.04	1.24	0.37	1.75
Total distributions	—	2.95	3.04	1.24	0.37	1.75
Net asset value, end of period	$11.74	$10.92	$12.58	$12.77	$10.15	$14.91
Total return (%)*	7.51	10.57	22.21	38.15	(29.52)	22.54
Ratios to average daily net assets (%):**
Expenses	0.92	0.91	0.89	0.91	0.92	0.89
Net investment income (loss)	(0.33)	(0.45)	(0.35)	(0.14)	(0.29)	(0.35)
Class I net assets at the end of the period (in thousands)	$164,792	$162,350	$173,863	$164,166	$136,051	$293,900
Portfolio turnover rate (%)*	42	62	49	37	41	30

*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Financial Highlights — For a share outstanding throughout each period
.........................................................................................................................................................................
Growth Fund (continued)

	Class R6
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2026	2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.02	$12.66	$12.84	$10.19	$14.95	$13.67
Income (loss) from investment operations:
Net investment income (loss)	(0.02)	(0.05)	(0.05)	(0.01)	(0.02)	(0.04)
Net realized and unrealized gain (loss) on investments	0.84	1.36	2.91	3.90	(4.37)	3.07
Total from investment operations	0.82	1.31	2.86	3.89	(4.39)	3.03
Less distributions from:
Net realized gain	—	2.95	3.04	1.24	0.37	1.75
Total distributions	—	2.95	3.04	1.24	0.37	1.75
Net asset value, end of period	$11.84	$11.02	$12.66	$12.84	$10.19	$14.95
Total return (%)*	7.44	10.66	22.26	38.19	(29.44)	22.55
Ratios to average daily net assets (%):**
Expenses	0.89	0.87	0.85	0.87	0.87	0.84
Net investment income (loss)	(0.29)	(0.41)	(0.32)	(0.10)	(0.18)	(0.29)
Class R6 net assets at the end of the period (in thousands)	$35,585	$37,566	$44,736	$44,437	$29,128	$14,993
Portfolio turnover rate (%)*	42	62	49	37	41	30

*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
Note:  Net investment income (loss) per share is based on the average shares outstanding during the period.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at https://im.williamblair.com/investments/mutual-funds#performance-tab.
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Financial Highlights — For a share outstanding throughout each period
.........................................................................................................................................................................
Large Cap Growth Fund

	Class N
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2026	2025	2024	2023	2022	2021
Net asset value, beginning of period	$27.61	$27.15	$22.95	$16.38	$24.49	$20.03
Income (loss) from investment operations:
Net investment income (loss)	(0.05)	(0.12)	(0.10)	(0.02)	(0.03)	(0.07)
Net realized and unrealized gain (loss) on investments	0.20	3.16	6.03	6.59	(7.96)	5.65
Total from investment operations	0.15	3.04	5.93	6.57	(7.99)	5.58
Less distributions from:
Net investment income	—	—	—	—	—	—
Net realized gain	—	2.58	1.73	—	0.12	1.12
Total distributions	—	2.58	1.73	—	0.12	1.12
Net asset value, end of period	$27.76	$27.61	$27.15	$22.95	$16.38	$24.49
Total return (%)*	0.54	11.36	25.79	40.11	(32.61)	28.03
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.03	1.02	1.03	1.04	1.03	1.05
Expenses, net of waivers and reimbursements	0.90	0.90	0.90	0.90	0.90	0.90
Net investment income (loss), before waivers and reimbursements	(0.52)	(0.56)	(0.50)	(0.24)	(0.28)	(0.46)
Net investment income (loss), net of waivers and reimbursements	(0.39)	(0.44)	(0.37)	(0.10)	(0.15)	(0.31)
Class N net assets at the end of the period (in thousands)	$97,632	$132,535	$176,066	$158,351	$132,225	$203,014
Portfolio turnover rate (%)*	27	41	50	43	29	26

*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Financial Highlights — For a share outstanding throughout each period
.........................................................................................................................................................................
Large Cap Growth Fund (continued)

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2026	2025	2024	2023	2022	2021
Net asset value, beginning of period	$30.13	$29.33	$24.64	$17.54	$26.18	$21.29
Income (loss) from investment operations:
Net investment income (loss)	(0.02)	(0.06)	(0.03)	0.03	0.03	(0.02)
Net realized and unrealized gain (loss) on investments	0.22	3.44	6.47	7.07	(8.53)	6.03
Total from investment operations	0.20	3.38	6.44	7.10	(8.50)	6.01
Less distributions from:
Net investment income	—	—	0.02	—	0.02	—
Net realized gain	—	2.58	1.73	—	0.12	1.12
Total distributions	—	2.58	1.75	—	0.14	1.12
Net asset value, end of period	$30.33	$30.13	$29.33	$24.64	$17.54	$26.18
Total return (%)*	0.66	11.68	26.08	40.48	(32.46)	28.39
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	0.76	0.75	0.75	0.78	0.79	0.75
Expenses, net of waivers and reimbursements	0.65	0.65	0.65	0.65	0.65	0.65
Net investment income (loss), before waivers and reimbursements	(0.25)	(0.29)	(0.22)	0.02	(0.01)	(0.17)
Net investment income (loss), net of waivers and reimbursements	(0.14)	(0.19)	(0.12)	0.15	0.13	(0.07)
Class I net assets at the end of the period (in thousands)	$1,416,409	$1,905,753	$2,020,494	$1,106,857	$702,441	$669,060
Portfolio turnover rate (%)*	27	41	50	43	29	26

*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Financial Highlights — For a share outstanding throughout each period
.........................................................................................................................................................................
Large Cap Growth Fund (continued)

	Class R6
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2026	2025	2024	2023	2022	2021
Net asset value, beginning of period	$30.14	$29.33	$24.64	$17.53	$26.16	$21.27
Income (loss) from investment operations:
Net investment income (loss)	(0.01)	(0.04)	(0.02)	0.04	0.04	(0.00)^
Net realized and unrealized gain (loss) on investments	0.21	3.43	6.47	7.07	(8.52)	6.01
Total from investment operations	0.20	3.39	6.45	7.11	(8.48)	6.01
Less distributions from:
Net investment income	—	—	0.03	—	0.03	0.00 ^
Net realized gain	—	2.58	1.73	—	0.12	1.12
Total distributions	—	2.58	1.76	—	0.15	1.12
Net asset value, end of period	$30.34	$30.14	$29.33	$24.64	$17.53	$26.16
Total return (%)*	0.70	11.71	26.14	40.56	(32.41)	28.42
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	0.65	0.64	0.65	0.65	0.66	0.67
Expenses, net of waivers and reimbursements	0.60	0.60	0.60	0.60	0.60	0.60
Net investment income (loss), before waivers and reimbursements	(0.14)	(0.18)	(0.12)	0.14	0.13	(0.08)
Net investment income (loss), net of waivers and reimbursements	(0.09)	(0.14)	(0.07)	0.19	0.19	(0.01)
Class R6 net assets at the end of the period (in thousands)	$330,760	$591,441	$606,663	$368,894	$238,354	$233,946
Portfolio turnover rate (%)*	27	41	50	43	29	26

^	Amount is less than $0.005 per share.
*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
Note:  Net investment income (loss) per share is based on the average shares outstanding during the period.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at https://im.williamblair.com/investments/mutual-funds#performance-tab.
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Financial Highlights — For a share outstanding throughout each period
.........................................................................................................................................................................
Mid Cap Value Fund

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,			Period Ended December 31,
	2026	2025	2024	2023	2022(a)
Net asset value, beginning of period	$11.86	$11.21	$10.25	$9.19	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.08	0.11	0.14	0.14	0.12
Net realized and unrealized gain (loss) on investments	1.70	0.71	0.96	1.07	(0.83)
Total from investment operations	1.78	0.82	1.10	1.21	(0.71)
Less distributions from:
Net investment income	—	0.14	0.14	0.15	0.10
Net realized gain	—	0.03	—	—	—
Total distributions	—	0.17	0.14	0.15	0.10
Net asset value, end of period	$13.64	$11.86	$11.21	$10.25	$9.19
Total return (%)*	15.01	7.33	10.71	13.21	(7.13)
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	10.52	9.25	8.77	9.08	8.52
Expenses, net of waivers and reimbursements	0.75	0.75	0.75	0.75	0.75
Net investment income (loss), before waivers and reimbursements	(8.56)	(7.50)	(6.75)	(6.85)	(6.14)
Net investment income (loss), net of waivers and reimbursements	1.21	1.00	1.27	1.48	1.63
Class I net assets at the end of the period (in thousands)	$138	$70	$95	$85	$76
Portfolio turnover rate (%)*	14	28	39	32	21

(a)	For the period from March 16, 2022 (Commencement of Operations) to December 31, 2022.
*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.

	Class R6
	(unaudited) Period Ended June 30,	Years Ended December 31,			Period Ended December 31,
	2026	2025	2024	2023	2022(a)
Net asset value, beginning of period	$11.86	$11.21	$10.25	$9.19	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.07	0.12	0.14	0.14	0.11
Net realized and unrealized gain (loss) on investments	1.71	0.71	0.96	1.08	(0.82)
Total from investment operations	1.78	0.83	1.10	1.22	(0.71)
Less distributions from:
Net investment income	—	0.15	0.14	0.16	0.10
Net realized gain	—	0.03	—	—	—
Total distributions	—	0.18	0.14	0.16	0.10
Net asset value, end of period	$13.64	$11.86	$11.21	$10.25	$9.19
Total return (%)*	15.01	7.39	10.77	13.14	(7.01)
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	10.50	9.22	8.72	9.02	8.52
Expenses, net of waivers and reimbursements	0.70	0.70	0.70	0.70	0.70
Net investment income (loss), before waivers and reimbursements	(8.65)	(7.43)	(6.69)	(6.82)	(6.35)
Net investment income (loss), net of waivers and reimbursements	1.15	1.09	1.33	1.50	1.47
Class R6 net assets at the end of the period (in thousands)	$1,408	$1,283	$1,662	$1,373	$1,431
Portfolio turnover rate (%)*	14	28	39	32	21

(a)	For the period from March 16, 2022 (Commencement of Operations) to December 31, 2022.
*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Financial Highlights — For a share outstanding throughout each period
.........................................................................................................................................................................
Mid Cap Value Fund (continued)
Note:  Net investment income (loss) per share is based on the average shares outstanding during the period.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at https://im.williamblair.com/investments/mutual-funds#performance-tab.
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Financial Highlights — For a share outstanding throughout each period
.........................................................................................................................................................................
Small-Mid Cap Core Fund

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2026	2025	2024	2023	2022	2021
Net asset value, beginning of period	$16.63	$16.91	$15.29	$13.52	$16.31	$12.88
Income (loss) from investment operations:
Net investment income (loss)	0.00 ^	0.02	0.02	0.04	(0.01)	(0.03)
Net realized and unrealized gain (loss) on investments	2.58	0.20	1.83	1.75	(2.78)	3.46
Total from investment operations	2.58	0.22	1.85	1.79	(2.79)	3.43
Less distributions from:
Net investment income	—	—	0.02	0.02	—	—
Net realized gain	—	0.50	0.21	—	—	—
Total distributions	—	0.50	0.23	0.02	—	—
Net asset value, end of period	$19.21	$16.63	$16.91	$15.29	$13.52	$16.31
Total return (%)*	15.58	1.27	12.04	13.26	(17.11)	26.63
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.17	1.19	1.15	1.16	1.21	1.25
Expenses, net of waivers and reimbursements	0.95	0.95	0.95	0.95	0.95	0.95
Net investment income (loss), before waivers and reimbursements	(0.20)	(0.11)	(0.06)	0.09	(0.32)	(0.47)
Net investment income (loss), net of waivers and reimbursements	0.02	0.13	0.14	0.30	(0.06)	(0.17)
Class I net assets at the end of the period (in thousands)	$9,629	$18,138	$50,188	$101,972	$87,540	$61,433
Portfolio turnover rate (%)*	54	81	59	41	50	45

^	Amount is less than $0.005 per share.
*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.

	Class R6
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2026	2025	2024	2023	2022	2021
Net asset value, beginning of period	$16.65	$16.92	$15.30	$13.53	$16.32	$12.88
Income (loss) from investment operations:
Net investment income (loss)	0.02	0.03	0.03	0.05	0.00 ^	(0.02)
Net realized and unrealized gain (loss) on investments	2.57	0.20	1.83	1.75	(2.79)	3.46
Total from investment operations	2.59	0.23	1.86	1.80	(2.79)	3.44
Less distributions from:
Net investment income	—	—	0.03	0.03	—	—
Net realized gain	—	0.50	0.21	—	—	—
Total distributions	—	0.50	0.24	0.03	—	—
Net asset value, end of period	$19.24	$16.65	$16.92	$15.30	$13.53	$16.32
Total return (%)*	15.56	1.33	12.16	13.30	(17.10)	26.71
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.00	1.04	1.01	1.01	1.05	1.16
Expenses, net of waivers and reimbursements	0.90	0.90	0.90	0.90	0.90	0.90
Net investment income (loss), before waivers and reimbursements	0.08	0.03	0.07	0.24	(0.14)	(0.37)
Net investment income (loss), net of waivers and reimbursements	0.18	0.17	0.18	0.35	0.01	(0.11)
Class R6 net assets at the end of the period (in thousands)	$259,258	$104,991	$74,463	$94,208	$56,681	$31,347
Portfolio turnover rate (%)*	54	81	59	41	50	45

^	Amount is less than $0.005 per share.
*	Not annualized for periods less than a year.
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Financial Highlights — For a share outstanding throughout each period
.........................................................................................................................................................................
Small-Mid Cap Core Fund (continued)
**	Annualized for periods less than a year.
Note:  Net investment income (loss) per share is based on the average shares outstanding during the period.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at https://im.williamblair.com/investments/mutual-funds#performance-tab.
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Financial Highlights — For a share outstanding throughout each period
.........................................................................................................................................................................
Small-Mid Cap Growth Fund

	Class N
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2026	2025	2024	2023	2022	2021
Net asset value, beginning of period	$24.63	$25.31	$25.92	$23.96	$32.27	$32.96
Income (loss) from investment operations:
Net investment income (loss)	(0.09)	(0.17)	(0.19)	(0.16)	(0.23)	(0.36)
Net realized and unrealized gain (loss) on investments	3.86	0.26	3.07	4.35	(7.22)	2.90
Total from investment operations	3.77	0.09	2.88	4.19	(7.45)	2.54
Less distributions from:
Net realized gain	—	0.77	3.49	2.23	0.86	3.23
Total distributions	—	0.77	3.49	2.23	0.86	3.23
Net asset value, end of period	$28.40	$24.63	$25.31	$25.92	$23.96	$32.27
Total return (%)*	15.35	0.37	11.21	17.64	(23.11)	8.27
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.37	1.37	1.36	1.39	1.43	1.43
Expenses, net of waivers and reimbursements	1.24	1.24	1.24	1.28	1.35	1.35
Net investment income (loss), before waivers and reimbursements	(0.82)	(0.85)	(0.80)	(0.72)	(0.96)	(1.10)
Net investment income (loss), net of waivers and reimbursements	(0.69)	(0.72)	(0.68)	(0.61)	(0.88)	(1.02)
Class N net assets at the end of the period (in thousands)	$64,901	$62,475	$89,046	$107,791	$110,241	$232,166
Portfolio turnover rate (%)*	45	57	63	49	49	38

*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2026	2025	2024	2023	2022	2021
Net asset value, beginning of period	$27.43	$28.03	$28.29	$25.91	$34.72	$35.13
Income (loss) from investment operations:
Net investment income (loss)	(0.06)	(0.13)	(0.13)	(0.10)	(0.18)	(0.29)
Net realized and unrealized gain (loss) on investments	4.30	0.30	3.36	4.71	(7.77)	3.11
Total from investment operations	4.24	0.17	3.23	4.61	(7.95)	2.82
Less distributions from:
Net realized gain	—	0.77	3.49	2.23	0.86	3.23
Total distributions	—	0.77	3.49	2.23	0.86	3.23
Net asset value, end of period	$31.67	$27.43	$28.03	$28.29	$25.91	$34.72
Total return (%)*	15.46	0.62	11.51	17.93	(22.92)	8.56
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.12	1.12	1.11	1.14	1.17	1.16
Expenses, net of waivers and reimbursements	0.99	0.99	0.99	1.03	1.10	1.10
Net investment income (loss), before waivers and reimbursements	(0.57)	(0.60)	(0.55)	(0.47)	(0.70)	(0.83)
Net investment income (loss), net of waivers and reimbursements	(0.44)	(0.47)	(0.43)	(0.36)	(0.63)	(0.77)
Class I net assets at the end of the period (in thousands)	$776,350	$788,511	$1,239,788	$1,437,622	$1,509,931	$2,487,862
Portfolio turnover rate (%)*	45	57	63	49	49	38

*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Financial Highlights — For a share outstanding throughout each period
.........................................................................................................................................................................
Small-Mid Cap Growth Fund (continued)

	Class R6
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2026	2025	2024	2023	2022	2021
Net asset value, beginning of period	$27.57	$28.15	$28.39	$25.99	$34.79	$35.18
Income (loss) from investment operations:
Net investment income (loss)	(0.06)	(0.11)	(0.11)	(0.09)	(0.15)	(0.26)
Net realized and unrealized gain (loss) on investments	4.33	0.30	3.36	4.72	(7.79)	3.10
Total from investment operations	4.27	0.19	3.25	4.63	(7.94)	2.84
Less distributions from:
Net realized gain	—	0.77	3.49	2.23	0.86	3.23
Total distributions	—	0.77	3.49	2.23	0.86	3.23
Net asset value, end of period	$31.84	$27.57	$28.15	$28.39	$25.99	$34.79
Total return (%)*	15.49	0.69	11.54	17.95	(22.84)	8.60
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	0.99	0.99	0.98	1.01	1.05	1.03
Expenses, net of waivers and reimbursements	0.94	0.94	0.94	0.97	1.05	1.03
Net investment income (loss), before waivers and reimbursements	(0.44)	(0.47)	(0.41)	(0.36)	(0.55)	(0.69)
Net investment income (loss), net of waivers and reimbursements	(0.39)	(0.42)	(0.37)	(0.32)	(0.55)	(0.69)
Class R6 net assets at the end of the period (in thousands)	$467,165	$401,965	$558,398	$449,782	$392,153	$328,034
Portfolio turnover rate (%)*	45	57	63	49	49	38

*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
Note:  Net investment income (loss) per share is based on the average shares outstanding during the period.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at https://im.williamblair.com/investments/mutual-funds#performance-tab.
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Financial Highlights — For a share outstanding throughout each period
.........................................................................................................................................................................
Small-Mid Cap Value Fund

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,		Period Ended December 31,
	2026	2025	2024	2023(a)
Net asset value, beginning of period	$11.15	$10.97	$10.60	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.05	0.11	0.16	0.05
Net realized and unrealized gain (loss) on investments	2.56	0.24	0.41	0.60
Total from investment operations	2.61	0.35	0.57	0.65
Less distributions from:
Net investment income	—	0.10	0.10	0.05
Net realized gain	—	0.07	0.10	—
Total distributions	—	0.17	0.20	0.05
Net asset value, end of period	$13.76	$11.15	$10.97	$10.60
Total return (%)*	23.41	3.16	5.39	6.45
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	4.40	5.04	5.98	10.69
Expenses, net of waivers and reimbursements	0.85	0.85	0.85	0.85
Net investment income (loss), before waivers and reimbursements	(2.68)	(3.18)	(3.67)	(8.48)
Net investment income (loss), net of waivers and reimbursements	0.87	1.01	1.46	1.36
Class I net assets at the end of the period (in thousands)	$220	$124	$121	$84
Portfolio turnover rate (%)*	22	40	44	33

(a)	For the period from August 17, 2023 (Commencement of Operations) to December 31, 2023.
*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.

	Class R6
	(unaudited) Period Ended June 30,	Years Ended December 31,		Period Ended December 31,
	2026	2025	2024	2023(a)
Net asset value, beginning of period	$11.14	$10.96	$10.60	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.05	0.11	0.14	0.05
Net realized and unrealized gain (loss) on investments	2.56	0.25	0.43	0.60
Total from investment operations	2.61	0.36	0.57	0.65
Less distributions from:
Net investment income	—	0.11	0.11	0.05
Net realized gain	—	0.07	0.10	—
Total distributions	—	0.18	0.21	0.05
Net asset value, end of period	$13.75	$11.14	$10.96	$10.60
Total return (%)*	23.43	3.21	5.37	6.50
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	4.35	4.99	5.95	10.66
Expenses, net of waivers and reimbursements	0.80	0.80	0.80	0.80
Net investment income (loss), before waivers and reimbursements	(2.65)	(3.13)	(3.90)	(8.49)
Net investment income (loss), net of waivers and reimbursements	0.90	1.06	1.25	1.37
Class R6 net assets at the end of the period (in thousands)	$4,113	$3,333	$3,229	$1,497
Portfolio turnover rate (%)*	22	40	44	33

(a)	For the period from August 17, 2023 (Commencement of Operations) to December 31, 2023.
*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Financial Highlights — For a share outstanding throughout each period
.........................................................................................................................................................................
Small-Mid Cap Value Fund (continued)
Note:  Net investment income (loss) per share is based on the average shares outstanding during the period.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at https://im.williamblair.com/investments/mutual-funds#performance-tab.
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Financial Highlights — For a share outstanding throughout each period
.........................................................................................................................................................................
Small Cap Growth Fund

	Class N
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2026	2025	2024	2023	2022	2021
Net asset value, beginning of period	$27.21	$28.97	$27.36	$24.01	$31.90	$34.49
Income (loss) from investment operations:
Net investment income (loss)	(0.10)	(0.17)	(0.21)	(0.18)	(0.27)	(0.45)
Net realized and unrealized gain (loss) on investments	6.12	0.95	5.38	4.03	(6.61)	4.56
Total from investment operations	6.02	0.78	5.17	3.85	(6.88)	4.11
Less distributions from:
Net realized gain	—	2.54	3.56	0.50	1.01	6.70
Total distributions	—	2.54	3.56	0.50	1.01	6.70
Net asset value, end of period	$33.23	$27.21	$28.97	$27.36	$24.01	$31.90
Total return (%)*	22.16	2.74	19.07	16.06	(21.59)	12.91
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.38	1.39	1.39	1.46	1.55	1.56
Expenses, net of waivers and reimbursements	1.24	1.24	1.24	1.33	1.50	1.50
Net investment income (loss), before waivers and reimbursements	(0.81)	(0.78)	(0.85)	(0.83)	(1.08)	(1.24)
Net investment income (loss), net of waivers and reimbursements	(0.67)	(0.63)	(0.70)	(0.70)	(1.03)	(1.18)
Class N net assets at the end of the period (in thousands)	$113,819	$110,716	$137,552	$122,370	$114,324	$179,739
Portfolio turnover rate (%)*	52	94	75	55	45	49

*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2026	2025	2024	2023	2022	2021
Net asset value, beginning of period	$33.86	$35.35	$32.64	$28.49	$37.52	$39.36
Income (loss) from investment operations:
Net investment income (loss)	(0.07)	(0.13)	(0.16)	(0.13)	(0.24)	(0.41)
Net realized and unrealized gain (loss) on investments	7.61	1.18	6.43	4.78	(7.78)	5.27
Total from investment operations	7.54	1.05	6.27	4.65	(8.02)	4.86
Less distributions from:
Net realized gain	—	2.54	3.56	0.50	1.01	6.70
Total distributions	—	2.54	3.56	0.50	1.01	6.70
Net asset value, end of period	$41.40	$33.86	$35.35	$32.64	$28.49	$37.52
Total return (%)*	22.27	3.01	19.36	16.35	(21.39)	13.22
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.12	1.12	1.12	1.18	1.28	1.25
Expenses, net of waivers and reimbursements	0.99	0.99	0.99	1.07	1.25	1.25
Net investment income (loss), before waivers and reimbursements	(0.54)	(0.50)	(0.58)	(0.54)	(0.81)	(0.93)
Net investment income (loss), net of waivers and reimbursements	(0.41)	(0.37)	(0.45)	(0.43)	(0.78)	(0.93)
Class I net assets at the end of the period (in thousands)	$645,968	$546,225	$514,625	$445,483	$303,016	$402,629
Portfolio turnover rate (%)*	52	94	75	55	45	49

*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Financial Highlights — For a share outstanding throughout each period
.........................................................................................................................................................................
Small Cap Growth Fund (continued)

	Class R6
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2026	2025	2024	2023	2022	2021
Net asset value, beginning of period	$34.04	$35.51	$32.76	$28.57	$37.60	$39.40
Income (loss) from investment operations:
Net investment income (loss)	(0.07)	(0.11)	(0.14)	(0.12)	(0.21)	(0.37)
Net realized and unrealized gain (loss) on investments	7.66	1.18	6.45	4.81	(7.81)	5.27
Total from investment operations	7.59	1.07	6.31	4.69	(8.02)	4.90
Less distributions from:
Net realized gain	—	2.54	3.56	0.50	1.01	6.70
Total distributions	—	2.54	3.56	0.50	1.01	6.70
Net asset value, end of period	$41.63	$34.04	$35.51	$32.76	$28.57	$37.60
Total return (%)*	22.30	3.05	19.41	16.44	(21.35)	13.31
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.00	1.01	1.00	1.06	1.18	1.16
Expenses, net of waivers and reimbursements	0.94	0.94	0.94	1.02	1.18	1.16
Net investment income (loss), before waivers and reimbursements	(0.42)	(0.39)	(0.46)	(0.42)	(0.70)	(0.84)
Net investment income (loss), net of waivers and reimbursements	(0.36)	(0.32)	(0.40)	(0.38)	(0.70)	(0.84)
Class R6 net assets at the end of the period (in thousands)	$462,352	$330,159	$265,194	$180,058	$112,497	$127,710
Portfolio turnover rate (%)*	52	94	75	55	45	49

*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
Note:  Net investment income (loss) per share is based on the average shares outstanding during the period.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at https://im.williamblair.com/investments/mutual-funds#performance-tab.
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Financial Highlights — For a share outstanding throughout each period
.........................................................................................................................................................................
Small Cap Value Fund

	Class N
	(unaudited) Period Ended June 30,	Years Ended December 31,				Period Ended December 31,	Period Ended October 31,
	2026	2025	2024	2023	2022	2021(a)	2021(b)
Net Asset Value, beginning of period	$29.85	$29.67	$29.78	$27.76	$33.63	$33.49	$32.15
Income (loss) from investment operations:
Net investment income (loss)	0.07	0.19	0.22	0.21	0.15	0.00 ^	0.05
Net realized and unrealized gain (loss) on investments	6.85	0.59	0.73	2.72	(3.98)	1.37	1.29
Total from investment operations	6.92	0.78	0.95	2.93	(3.83)	1.37	1.34
Less distributions from:
Net investment income	—	0.16	0.18	0.18	0.12	—	—
Net realized gain	—	0.44	0.88	0.73	1.92	1.23	—
Total distributions	—	0.60	1.06	0.91	2.04	1.23	—
Net asset value, end of period	$36.77	$29.85	$29.67	$29.78	$27.76	$33.63	$33.49
Total return (%)*	23.18	2.61	3.21	10.59	(11.36)	4.24	4.17
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.16	1.16	1.15	1.11	1.15	1.26	1.17
Expenses, net of waivers and reimbursements	1.15	1.15	1.15	1.11	1.15	1.15	1.15
Net investment income (loss), before waivers and reimbursements	0.43	0.67	0.74	0.76	0.48	(0.05)	0.51
Net investment income (loss), net of waivers and reimbursements	0.44	0.68	0.74	0.76	0.48	0.06	0.53
Class N net assets at the end of the year (in thousands)	$2,230	$1,978	$2,258	$2,591	$2,648	$3,313	$9,805
Portfolio turnover rate (%)*	44	37	35	27	25	7	35

(a)	For the period from November 1, 2021 to December 31, 2021.
(b)	For the period from July 17, 2021 (Commencement of Operations) to October 31, 2021.
^	Amount is less than $0.005 per share.
*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Financial Highlights — For a share outstanding throughout each period
.........................................................................................................................................................................
Small Cap Value Fund (continued)

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,				Period Ended December 31,	Years Ended October 31,
	2026	2025	2024	2023	2022	2021(a)	2021
Net Asset Value, beginning of period	$29.80	$29.61	$29.74	$27.72	$33.58	$33.52	$23.79
Income (loss) from investment operations:
Net investment income (loss)	0.11	0.27	0.30	0.28	0.22	0.03	0.18
Net realized and unrealized gain (loss) on investments	6.83	0.60	0.72	2.72	(3.96)	1.35	12.91
Total from investment operations	6.94	0.87	1.02	3.00	(3.74)	1.38	13.09
Less distributions from:
Net investment income	—	0.24	0.27	0.25	0.20	0.09	0.11
Net realized gain	—	0.44	0.88	0.73	1.92	1.23	3.25
Total distributions	—	0.68	1.15	0.98	2.12	1.32	3.36
Net asset value, end of period	$36.74	$29.80	$29.61	$29.74	$27.72	$33.58	$33.52
Total return (%)*	23.32	2.91	3.44	10.86	(11.12)	4.31	55.32
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	0.92	0.93	0.92	0.92	0.94	0.82	0.86
Expenses, net of waivers and reimbursements	0.89	0.89	0.89	0.89	0.89	0.82	0.86
Net investment income (loss), before waivers and reimbursements	0.67	0.89	0.97	0.95	0.67	0.55	0.52
Net investment income (loss), net of waivers and reimbursements	0.70	0.93	1.00	0.98	0.72	0.55	0.52
Class I net assets at the end of the year (in thousands)	$629,583	$547,178	$742,417	$813,809	$758,104	$1,059,157	$1,143,150
Portfolio turnover rate (%)*	44	37	35	27	25	7	35

(a)	For the period from November 1, 2021 to December 31, 2021.
*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Financial Highlights — For a share outstanding throughout each period
.........................................................................................................................................................................
Small Cap Value Fund (continued)

	Class R6
	(unaudited) Period Ended June 30,	Years Ended December 31,				Period Ended December 31,	Period Ended October 31,
	2026	2025	2024	2023	2022	2021(a)	2021(b)
Net Asset Value, beginning of period	$29.79	$29.60	$29.73	$27.71	$33.58	$33.53	$32.15
Income (loss) from investment operations:
Net investment income (loss)	0.13	0.29	0.34	0.30	0.26	0.03	0.06
Net realized and unrealized gain (loss) on investments	6.82	0.61	0.71	2.73	(3.98)	1.35	1.32
Total from investment operations	6.95	0.90	1.05	3.03	(3.72)	1.38	1.38
Less distributions from:
Net investment income	—	0.27	0.30	0.28	0.23	0.10	—
Net realized gain	—	0.44	0.88	0.73	1.92	1.23	—
Total distributions	—	0.71	1.18	1.01	2.15	1.33	—
Net asset value, end of period	$36.74	$29.79	$29.60	$29.73	$27.71	$33.58	$33.53
Total return (%)*	23.36	3.01	3.56	10.96	(11.06)	4.33	4.26
Ratios to average daily net assets (%):**
Expenses	0.80	0.80	0.79	0.79	0.81	0.78	0.78
Net investment income (loss)	0.80	1.02	1.12	1.08	0.85	0.59	0.64
Class R6 net assets at the end of the year (in thousands)	$341,745	$370,300	$607,061	$491,646	$453,456	$1,006,928	$867,272
Portfolio turnover rate (%)*	44	37	35	27	25	7	35

(a)	For the period from November 1, 2021 to December 31, 2021.
(b)	For the period from July 17, 2021 (Commencement of Operations) to October 31, 2021.
*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
On July 16, 2021, Small Cap Value Fund (the "Fund") acquired the assets and assumed the liabilities of the ICM Small Company Portfolio (the “Predecessor Fund”), a series of The Advisors’ Inner Circle Fund, in a reorganization (the “Reorganization”). In the Reorganization, former shareholders of the Predecessor Fund received Class I shares of the Fund. The Predecessor Fund was advised by Investment Counselors of Maryland, LLC, which was acquired by the Adviser. The Predecessor Fund’s (Institutional Class shares) performance and financial history have been adopted by Class I shares of the Fund following the Reorganization and are being used going forward from the date of the Reorganization. The performance of Class I shares of the Fund therefore reflects the performance of the Predecessor Fund prior to the Reorganization. The performance of the Predecessor Fund has not been restated to reflect the annual operating expenses of Class I shares of the Fund, which were different than those of the Predecessor Fund. Because the Fund had different fees and expenses than the Predecessor Fund, the Predecessor Fund would therefore have had different performance results if it was subject to the Fund’s fees and expenses.
Note:  Net investment income (loss) per share is based on the average shares outstanding during the period.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at https://im.williamblair.com/investments/mutual-funds#performance-tab.
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Financial Highlights — For a share outstanding throughout each period
.........................................................................................................................................................................
Global Leaders Fund

	Class N
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2026	2025	2024	2023	2022	2021
Net asset value, beginning of period	$6.40	$10.58	$15.21	$13.24	$19.17	$17.41
Income (loss) from investment operations:
Net investment income (loss)	0.00 ^	(0.01)	(0.02)	(0.02)	(0.04)	(0.11)
Net realized and unrealized gain (loss) on investments	0.62	1.47	1.19	3.01	(5.61)	2.96
Total from investment operations	0.62	1.46	1.17	2.99	(5.65)	2.85
Less distributions from:
Net investment income	—	0.11	—	—	—	—
Net realized gain	—	5.53	5.80	1.02	0.28	1.09
Total distributions	—	5.64	5.80	1.02	0.28	1.09
Net asset value, end of period	$7.02	$6.40	$10.58	$15.21	$13.24	$19.17
Total return (%)*	9.69	14.82	7.47	22.67	(29.49)	16.55
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	2.91	1.98	1.53	1.42	1.45	1.38
Expenses, net of waivers and reimbursements	1.15	1.15	1.15	1.15	1.15	1.15
Net investment income (loss), before waivers and reimbursements	(1.73)	(0.91)	(0.51)	(0.43)	(0.60)	(0.79)
Net investment income (loss), net of waivers and reimbursements	0.03	(0.08)	(0.13)	(0.16)	(0.30)	(0.56)
Class N net assets at the end of the period (in thousands)	$1,896	$1,892	$3,527	$8,253	$8,317	$13,709
Portfolio turnover rate (%)*	31	81	57	36	15	18

^	Amount is less than $0.005 per share.
*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2026	2025	2024	2023	2022	2021
Net asset value, beginning of period	$6.62	$10.77	$15.38	$13.35	$19.28	$17.47
Income (loss) from investment operations:
Net investment income (loss)	0.01	0.02	0.02	0.01	(0.01)	(0.06)
Net realized and unrealized gain (loss) on investments	0.64	1.50	1.21	3.05	(5.63)	2.96
Total from investment operations	0.65	1.52	1.23	3.06	(5.64)	2.90
Less distributions from:
Net investment income	—	0.14	0.04	0.01	0.01	—
Net realized gain	—	5.53	5.80	1.02	0.28	1.09
Total distributions	—	5.67	5.84	1.03	0.29	1.09
Net asset value, end of period	$7.27	$6.62	$10.77	$15.38	$13.35	$19.28
Total return (%)*	9.82	15.20	7.71	22.99	(29.28)	16.78
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	2.45	1.72	1.22	1.14	1.12	1.07
Expenses, net of waivers and reimbursements	0.90	0.90	0.90	0.90	0.90	0.90
Net investment income (loss), before waivers and reimbursements	(1.29)	(0.65)	(0.19)	(0.17)	(0.27)	(0.49)
Net investment income (loss), net of waivers and reimbursements	0.26	0.17	0.13	0.07	(0.05)	(0.32)
Class I net assets at the end of the period (in thousands)	$10,631	$13,894	$44,889	$76,915	$69,987	$124,488
Portfolio turnover rate (%)*	31	81	57	36	15	18

*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Financial Highlights — For a share outstanding throughout each period
.........................................................................................................................................................................
Global Leaders Fund (continued)

	Class R6
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2026	2025	2024	2023	2022	2021
Net asset value, beginning of period	$6.62	$10.77	$15.39	$13.35	$19.30	$17.47
Income (loss) from investment operations:
Net investment income (loss)	0.01	0.03	0.03	0.02	(0.01)	(0.05)
Net realized and unrealized gain (loss) on investments	0.64	1.50	1.20	3.05	(5.64)	2.97
Total from investment operations	0.65	1.53	1.23	3.07	(5.65)	2.92
Less distributions from:
Net investment income	—	0.15	0.05	0.01	0.02	—
Net realized gain	—	5.53	5.80	1.02	0.28	1.09
Total distributions	—	5.68	5.85	1.03	0.30	1.09
Net asset value, end of period	$7.27	$6.62	$10.77	$15.39	$13.35	$19.30
Total return (%)*	9.82	15.23	7.78	23.13	(29.30)	16.90
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	2.42	1.63	1.13	1.05	1.05	0.99
Expenses, net of waivers and reimbursements	0.85	0.85	0.85	0.85	0.85	0.85
Net investment income (loss), before waivers and reimbursements	(1.25)	(0.54)	(0.12)	(0.08)	(0.30)	(0.40)
Net investment income (loss), net of waivers and reimbursements	0.32	0.24	0.16	0.12	(0.10)	(0.26)
Class R6 net assets at the end of the period (in thousands)	$1,892	$2,275	$5,761	$15,287	$13,255	$5,585
Portfolio turnover rate (%)*	31	81	57	36	15	18

*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
Note:  Net investment income (loss) per share is based on the average shares outstanding during the period.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at https://im.williamblair.com/investments/mutual-funds#performance-tab.
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Financial Highlights — For a share outstanding throughout each period
.........................................................................................................................................................................
International Leaders Fund

	Class N
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2026	2025	2024	2023	2022	2021
Net asset value, beginning of period	$21.91	$19.25	$19.45	$17.28	$24.28	$22.69
Income (loss) from investment operations:
Net investment income (loss)	0.09	0.10	0.06	0.05	0.04	(0.12)
Net realized and unrealized gain (loss) on investments	3.50	4.26	(0.21)	2.16	(7.01)	2.35
Total from investment operations	3.59	4.36	(0.15)	2.21	(6.97)	2.23
Less distributions from:
Net investment income	—	0.23	0.05	0.04	—	0.00 ^
Net realized gain	—	1.47	—	—	0.03	0.64
Total distributions	—	1.70	0.05	0.04	0.03	0.64
Net asset value, end of period	$25.50	$21.91	$19.25	$19.45	$17.28	$24.28
Total return (%)*	16.39	22.88	(0.76)	12.77	(28.70)	9.93
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.27	1.27	1.26	1.26	1.26	1.30
Expenses, net of waivers and reimbursements	1.15	1.15	1.15	1.15	1.15	1.15
Net investment income (loss), before waivers and reimbursements	0.61	0.34	0.19	0.17	0.09	(0.65)
Net investment income (loss), net of waivers and reimbursements	0.73	0.46	0.30	0.28	0.20	(0.50)
Class N net assets at the end of the period (in thousands)	$26,618	$24,666	$26,853	$34,162	$35,966	$47,234
Portfolio turnover rate (%)*	40	91	66	50	55	18

^	Amount is less than $0.005 per share.
*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2026	2025	2024	2023	2022	2021
Net asset value, beginning of period	$22.07	$19.39	$19.60	$17.41	$24.41	$22.80
Income (loss) from investment operations:
Net investment income (loss)	0.12	0.14	0.10	0.10	0.08	(0.06)
Net realized and unrealized gain (loss) on investments	3.54	4.31	(0.20)	2.18	(7.05)	2.36
Total from investment operations	3.66	4.45	(0.10)	2.28	(6.97)	2.30
Less distributions from:
Net investment income	—	0.30	0.11	0.09	—	0.05
Net realized gain	—	1.47	—	—	0.03	0.64
Total distributions	—	1.77	0.11	0.09	0.03	0.69
Net asset value, end of period	$25.73	$22.07	$19.39	$19.60	$17.41	$24.41
Total return (%)*	16.58	23.17	(0.50)	13.09	(28.55)	10.17
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.04	1.03	1.03	1.04	1.04	0.99
Expenses, net of waivers and reimbursements	0.90	0.90	0.90	0.90	0.90	0.90
Net investment income (loss), before waivers and reimbursements	0.85	0.52	0.38	0.39	0.28	(0.33)
Net investment income (loss), net of waivers and reimbursements	0.99	0.65	0.51	0.53	0.42	(0.24)
Class I net assets at the end of the period (in thousands)	$739,602	$645,147	$553,671	$413,373	$369,171	$591,500
Portfolio turnover rate (%)*	40	91	66	50	55	18

*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Financial Highlights — For a share outstanding throughout each period
.........................................................................................................................................................................
International Leaders Fund (continued)

	Class R6
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2026	2025	2024	2023	2022	2021
Net asset value, beginning of period	$22.09	$19.40	$19.62	$17.42	$24.41	$22.80
Income (loss) from investment operations:
Net investment income (loss)	0.12	0.17	0.12	0.11	0.09	(0.04)
Net realized and unrealized gain (loss) on investments	3.54	4.30	(0.22)	2.19	(7.05)	2.35
Total from investment operations	3.66	4.47	(0.10)	2.30	(6.96)	2.31
Less distributions from:
Net investment income	—	0.31	0.12	0.10	—	0.06
Net realized gain	—	1.47	—	—	0.03	0.64
Total distributions	—	1.78	0.12	0.10	0.03	0.70
Net asset value, end of period	$25.75	$22.09	$19.40	$19.62	$17.42	$24.41
Total return (%)*	16.57	23.27	(0.51)	13.20	(28.51)	10.22
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	0.92	0.91	0.91	0.91	0.92	0.91
Expenses, net of waivers and reimbursements	0.85	0.85	0.85	0.85	0.85	0.85
Net investment income (loss), before waivers and reimbursements	0.94	0.73	0.52	0.52	0.44	(0.24)
Net investment income (loss), net of waivers and reimbursements	1.01	0.79	0.58	0.58	0.51	(0.18)
Class R6 net assets at the end of the period (in thousands)	$425,322	$425,508	$580,142	$636,401	$599,084	$667,996
Portfolio turnover rate (%)*	40	91	66	50	55	18

*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
Note:  Net investment income (loss) per share is based on the average shares outstanding during the period.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at https://im.williamblair.com/investments/mutual-funds#performance-tab.
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Financial Highlights — For a share outstanding throughout each period
.........................................................................................................................................................................
International Growth Fund

	Class N
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2026	2025	2024	2023	2022	2021
Net asset value, beginning of period	$25.99	$26.35	$27.73	$24.92	$37.57	$38.75
Income (loss) from investment operations:
Net investment income (loss)	0.11	0.15	0.09	0.14	0.11	(0.28)
Net realized and unrealized gain (loss) on investments	4.21	4.42	0.49	3.61	(10.78)	3.51
Total from investment operations	4.32	4.57	0.58	3.75	(10.67)	3.23
Less distributions from:
Net investment income	—	0.34	0.36	0.19	0.02	—
Net realized gain	—	4.59	1.60	0.75	1.96	4.41
Total distributions	—	4.93	1.96	0.94	1.98	4.41
Net asset value, end of period	$30.31	$25.99	$26.35	$27.73	$24.92	$37.57
Total return (%)*	16.62	17.74	2.11	15.12	(28.51)	8.68
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.32	1.34	1.40	1.39	1.40	1.46
Expenses, net of waivers and reimbursements	1.15	1.18	1.24	1.24	1.31	1.45
Net investment income (loss), before waivers and reimbursements	0.61	0.35	0.17	0.36	0.30	(0.68)
Net investment income (loss), net of waivers and reimbursements	0.78	0.51	0.33	0.51	0.39	(0.67)
Class N net assets at the end of the period (in thousands)	$241,245	$229,980	$255,168	$292,273	$301,485	$293,481
Portfolio turnover rate (%)*	40	77	48	42	50	19

*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2026	2025	2024	2023	2022	2021
Net asset value, beginning of period	$27.12	$27.31	$28.67	$25.74	$38.68	$39.65
Income (loss) from investment operations:
Net investment income (loss)	0.15	0.23	0.17	0.21	0.24	(0.15)
Net realized and unrealized gain (loss) on investments	4.40	4.58	0.51	3.73	(11.16)	3.59
Total from investment operations	4.55	4.81	0.68	3.94	(10.92)	3.44
Less distributions from:
Net investment income	—	0.41	0.44	0.26	0.06	—
Net realized gain	—	4.59	1.60	0.75	1.96	4.41
Total distributions	—	5.00	2.04	1.01	2.02	4.41
Net asset value, end of period	$31.67	$27.12	$27.31	$28.67	$25.74	$38.68
Total return (%)*	16.78	18.01	2.38	15.38	(28.33)	9.01
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.04	1.06	1.10	1.10	1.12	1.14
Expenses, net of waivers and reimbursements	0.90	0.93	0.99	0.99	1.06	1.14
Net investment income (loss), before waivers and reimbursements	0.88	0.64	0.46	0.65	0.76	(0.36)
Net investment income (loss), net of waivers and reimbursements	1.02	0.77	0.57	0.76	0.82	(0.36)
Class I net assets at the end of the period (in thousands)	$817,342	$802,959	$984,762	$992,759	$981,813	$1,702,775
Portfolio turnover rate (%)*	40	77	48	42	50	19

*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Financial Highlights — For a share outstanding throughout each period
.........................................................................................................................................................................
International Growth Fund (continued)

	Class R6
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2026	2025	2024	2023	2022	2021
Net asset value, beginning of period	$27.15	$27.34	$28.70	$25.76	$38.72	$39.66
Income (loss) from investment operations:
Net investment income (loss)	0.16	0.24	0.19	0.23	0.21	(0.11)
Net realized and unrealized gain (loss) on investments	4.40	4.59	0.51	3.73	(11.13)	3.58
Total from investment operations	4.56	4.83	0.70	3.96	(10.92)	3.47
Less distributions from:
Net investment income	—	0.43	0.46	0.27	0.08	—
Net realized gain	—	4.59	1.60	0.75	1.96	4.41
Total distributions	—	5.02	2.06	1.02	2.04	4.41
Net asset value, end of period	$31.71	$27.15	$27.34	$28.70	$25.76	$38.72
Total return (%)*	16.80	18.07	2.43	15.47	(28.30)	9.09
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	0.93	0.95	1.00	1.00	1.03	1.06
Expenses, net of waivers and reimbursements	0.85	0.88	0.94	0.94	1.01	1.06
Net investment income (loss), before waivers and reimbursements	1.02	0.74	0.56	0.76	0.69	(0.25)
Net investment income (loss), net of waivers and reimbursements	1.10	0.81	0.62	0.82	0.71	(0.25)
Class R6 net assets at the end of the period (in thousands)	$98,585	$88,286	$123,202	$146,072	$151,338	$126,641
Portfolio turnover rate (%)*	40	77	48	42	50	19

*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
Note:  Net investment income (loss) per share is based on the average shares outstanding during the period.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at https://im.williamblair.com/investments/mutual-funds#performance-tab.
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Financial Highlights — For a share outstanding throughout each period
.........................................................................................................................................................................
Institutional International Growth Fund

	Institutional
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2026	2025	2024	2023	2022	2021
Net asset value, beginning of period	$14.36	$13.72	$14.40	$12.82	$19.03	$20.37
Income (loss) from investment operations:
Net investment income (loss)	0.08	0.13	0.09	0.09	0.11	(0.05)
Net realized and unrealized gain (loss) on investments	2.31	2.31	0.26	1.85	(5.47)	1.86
Total from investment operations	2.39	2.44	0.35	1.94	(5.36)	1.81
Less distributions from:
Net investment income	—	0.21	0.20	0.13	0.06	—
Net realized gain	—	1.59	0.83	0.23	0.79	3.15
Total distributions	—	1.80	1.03	0.36	0.85	3.15
Net asset value, end of period	$16.75	$14.36	$13.72	$14.40	$12.82	$19.03
Total return (%)*	16.64	18.05	2.41	15.20	(28.28)	9.39
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	0.93	0.94	1.00	1.00	1.01	1.01
Expenses, net of waivers and reimbursements	0.85	0.88	0.94	0.94	0.98	1.01
Net investment income (loss), before waivers and reimbursements	0.98	0.81	0.56	0.61	0.71	(0.22)
Net investment income (loss), net of waivers and reimbursements	1.06	0.87	0.62	0.67	0.74	(0.22)
Net assets at the end of the period (in thousands)	$766,621	$834,540	$897,044	$929,474	$908,732	$1,281,843
Portfolio turnover rate (%)*	44	79	50	44	55	19

*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
Note:  Net investment income (loss) per share is based on the average shares outstanding during the period.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at https://im.williamblair.com/investments/mutual-funds#performance-tab.
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Financial Highlights — For a share outstanding throughout each period
.........................................................................................................................................................................
International Small Cap Growth Fund

	Class N
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2026	2025	2024	2023	2022	2021
Net asset value, beginning of period	$13.85	$12.09	$12.21	$10.74	$16.56	$17.45
Income (loss) from investment operations:
Net investment income (loss)	0.07	0.04	0.08	0.04	0.00 ^	(0.12)
Net realized and unrealized gain (loss) on investments	1.35	1.77	(0.01)	1.51	(5.82)	1.91
Total from investment operations	1.42	1.81	0.07	1.55	(5.82)	1.79
Less distributions from:
Net investment income	—	0.05	0.19	0.08	—	—
Net realized gain	—	—	—	—	—	2.68
Total distributions	—	0.05	0.19	0.08	—	2.68
Net asset value, end of period	$15.27	$13.85	$12.09	$12.21	$10.74	$16.56
Total return (%)*	10.25	14.98	0.55	14.42	(35.14)	10.87
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.62	1.61	1.55	1.53	1.49	1.46
Expenses, net of waivers and reimbursements	1.35	1.35	1.35	1.42	1.49	1.46
Net investment income (loss), before waivers and reimbursements	0.72	0.07	0.47	0.28	0.04	(0.67)
Net investment income (loss), net of waivers and reimbursements	0.99	0.33	0.67	0.39	0.04	(0.67)
Class N net assets at the end of the period (in thousands)	$1,161	$1,264	$1,322	$1,547	$1,638	$3,540
Portfolio turnover rate (%)*	48	69	49	37	51	52

^	Amount is less than $0.005 per share.
*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2026	2025	2024	2023	2022	2021
Net asset value, beginning of period	$14.06	$12.27	$12.40	$10.90	$16.80	$17.66
Income (loss) from investment operations:
Net investment income (loss)	0.10	0.08	0.11	0.07	0.03	(0.07)
Net realized and unrealized gain (loss) on investments	1.37	1.80	(0.02)	1.54	(5.91)	1.93
Total from investment operations	1.47	1.88	0.09	1.61	(5.88)	1.86
Less distributions from:
Net investment income	—	0.09	0.22	0.11	0.02	0.04
Net realized gain	—	—	—	—	—	2.68
Total distributions	—	0.09	0.22	0.11	0.02	2.72
Net asset value, end of period	$15.53	$14.06	$12.27	$12.40	$10.90	$16.80
Total return (%)*	10.46	15.30	0.80	14.70	(34.99)	11.17
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.35	1.34	1.26	1.25	1.23	1.19
Expenses, net of waivers and reimbursements	1.10	1.10	1.10	1.17	1.23	1.19
Net investment income (loss), before waivers and reimbursements	1.06	0.34	0.76	0.54	0.28	(0.40)
Net investment income (loss), net of waivers and reimbursements	1.31	0.58	0.92	0.62	0.28	(0.40)
Class I net assets at the end of the period (in thousands)	$79,292	$73,624	$74,867	$103,520	$98,330	$136,573
Portfolio turnover rate (%)*	48	69	49	37	51	52

*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Financial Highlights — For a share outstanding throughout each period
.........................................................................................................................................................................
International Small Cap Growth Fund (continued)

	Class R6
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2026	2025	2024	2023	2022	2021
Net asset value, beginning of period	$14.16	$12.35	$12.47	$10.97	$16.91	$17.76
Income (loss) from investment operations:
Net investment income (loss)	0.10	0.08	0.12	0.08	0.05	(0.06)
Net realized and unrealized gain (loss) on investments	1.37	1.82	(0.01)	1.54	(5.96)	1.95
Total from investment operations	1.47	1.90	0.11	1.62	(5.91)	1.89
Less distributions from:
Net investment income	—	0.09	0.23	0.12	0.03	0.06
Net realized gain	—	—	—	—	—	2.68
Total distributions	—	0.09	0.23	0.12	0.03	2.74
Net asset value, end of period	$15.63	$14.16	$12.35	$12.47	$10.97	$16.91
Total return (%)*	10.38	15.42	0.86	14.76	(34.94)	11.27
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.25	1.23	1.17	1.15	1.14	1.10
Expenses, net of waivers and reimbursements	1.05	1.05	1.05	1.12	1.14	1.10
Net investment income (loss), before waivers and reimbursements	1.16	0.44	0.83	0.64	0.38	(0.31)
Net investment income (loss), net of waivers and reimbursements	1.36	0.62	0.95	0.67	0.38	(0.31)
Class R6 net assets at the end of the period (in thousands)	$57,719	$55,364	$84,511	$135,679	$134,982	$243,398
Portfolio turnover rate (%)*	48	69	49	37	51	52

*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
Note:  Net investment income (loss) per share is based on the average shares outstanding during the period.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at https://im.williamblair.com/investments/mutual-funds#performance-tab.
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Financial Highlights — For a share outstanding throughout each period
.........................................................................................................................................................................
Emerging Markets Leaders Fund

	Class N
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2026	2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.53	$9.21	$8.72	$8.29	$11.33	$13.26
Income (loss) from investment operations:
Net investment income (loss)	0.00 ^	0.07	0.04	0.05	0.02	(0.06)
Net realized and unrealized gain (loss) on investments	2.10	2.33	0.46	0.43	(2.98)	(0.98)
Total from investment operations	2.10	2.40	0.50	0.48	(2.96)	(1.04)
Less distributions from:
Net investment income	—	0.08	0.01	0.05	—	0.01
Net realized gain	—	—	—	—	0.08	0.88
Total distributions	—	0.08	0.01	0.05	0.08	0.89
Net asset value, end of period	$13.63	$11.53	$9.21	$8.72	$8.29	$11.33
Total return (%)*	18.21	26.05	5.69	5.85	(26.11)	(7.69)
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.62	1.54	1.50	1.46	1.48	1.56
Expenses, net of waivers and reimbursements	1.24	1.24	1.24	1.24	1.29	1.40
Net investment income (loss), before waivers and reimbursements	(0.33)	0.42	0.14	0.41	0.05	(0.64)
Net investment income (loss), net of waivers and reimbursements	0.05	0.72	0.40	0.63	0.24	(0.48)
Class N net assets at the end of the period (in thousands)	$1,644	$1,082	$879	$1,007	$1,092	$2,096
Portfolio turnover rate (%)*	51	79	67	44	42	40

^	Amount is less than $0.005 per share.
*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2026	2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.59	$9.25	$8.76	$8.32	$11.33	$13.28
Income (loss) from investment operations:
Net investment income (loss)	0.03	0.08	0.06	0.09	0.06	(0.04)
Net realized and unrealized gain (loss) on investments	2.09	2.36	0.45	0.42	(2.99)	(0.98)
Total from investment operations	2.12	2.44	0.51	0.51	(2.93)	(1.02)
Less distributions from:
Net investment income	—	0.10	0.02	0.07	—	0.05
Net realized gain	—	—	—	—	0.08	0.88
Total distributions	—	0.10	0.02	0.07	0.08	0.93
Net asset value, end of period	$13.71	$11.59	$9.25	$8.76	$8.32	$11.33
Total return (%)*	18.29	26.43	5.86	6.13	(25.84)	(7.48)
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.37	1.27	1.23	1.18	1.19	1.28
Expenses, net of waivers and reimbursements	0.99	0.99	0.99	0.99	1.05	1.15
Net investment income (loss), before waivers and reimbursements	0.07	0.55	0.45	0.82	0.46	(0.40)
Net investment income (loss), net of waivers and reimbursements	0.45	0.83	0.69	1.01	0.60	(0.27)
Class I net assets at the end of the period (in thousands)	$10,009	$9,061	$10,634	$13,772	$29,682	$42,750
Portfolio turnover rate (%)*	51	79	67	44	42	40

*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Financial Highlights — For a share outstanding throughout each period
.........................................................................................................................................................................
Emerging Markets Leaders Fund (continued)

	Class R6
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2026	2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.57	$9.24	$8.75	$8.31	$11.32	$13.26
Income (loss) from investment operations:
Net investment income (loss)	0.03	0.10	0.07	0.09	0.06	(0.02)
Net realized and unrealized gain (loss) on investments	2.09	2.34	0.45	0.42	(2.99)	(0.98)
Total from investment operations	2.12	2.44	0.52	0.51	(2.93)	(1.00)
Less distributions from:
Net investment income	—	0.11	0.03	0.07	—	0.06
Net realized gain	—	—	—	—	0.08	0.88
Total distributions	—	0.11	0.03	0.07	0.08	0.94
Net asset value, end of period	$13.69	$11.57	$9.24	$8.75	$8.31	$11.32
Total return (%)*	18.32	26.42	5.92	6.22	(25.86)	(7.35)
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.27	1.18	1.13	1.08	1.11	1.20
Expenses, net of waivers and reimbursements	0.94	0.94	0.94	0.94	1.00	1.10
Net investment income (loss), before waivers and reimbursements	0.22	0.76	0.60	0.90	0.50	(0.26)
Net investment income (loss), net of waivers and reimbursements	0.55	1.00	0.79	1.04	0.61	(0.16)
Class R6 net assets at the end of the period (in thousands)	$92,162	$85,620	$153,188	$238,806	$321,319	$428,839
Portfolio turnover rate (%)*	51	79	67	44	42	40

*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
Note:  Net investment income (loss) per share is based on the average shares outstanding during the period.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at https://im.williamblair.com/investments/mutual-funds#performance-tab.
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Financial Highlights — For a share outstanding throughout each period
.........................................................................................................................................................................
Emerging Markets Growth Fund

	Class N
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2026	2025	2024	2023	2022	2021
Net asset value, beginning of period	$15.62	$12.53	$11.35	$10.35	$15.55	$18.42
Income (loss) from investment operations:
Net investment income (loss)	0.03	0.05	0.02	0.06	0.02	(0.13)
Net realized and unrealized gain (loss) on investments	5.41	3.06	1.16	0.97	(5.20)	0.62
Total from investment operations	5.44	3.11	1.18	1.03	(5.18)	0.49
Less distributions from:
Net investment income	—	0.02	—	0.03	—	—
Net realized gain	—	—	—	—	0.02	3.36
Total distributions	—	0.02	—	0.03	0.02	3.36
Net asset value, end of period	$21.06	$15.62	$12.53	$11.35	$10.35	$15.55
Total return (%)*	34.83	24.84	10.40	9.99	(33.33)	2.97
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.39	1.43	1.43	1.46	1.50	1.55
Expenses, net of waivers and reimbursements	1.24	1.24	1.24	1.24	1.36	1.55
Net investment income (loss), before waivers and reimbursements	0.23	0.16	(0.06)	0.38	0.07	(0.65)
Net investment income (loss), net of waivers and reimbursements	0.38	0.35	0.13	0.60	0.21	(0.65)
Class N net assets at the end of the period (in thousands)	$17,946	$14,900	$15,265	$13,748	$14,664	$28,565
Portfolio turnover rate (%)*	39	84	81	58	92	52

*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2026	2025	2024	2023	2022	2021
Net asset value, beginning of period	$15.98	$12.82	$11.60	$10.58	$15.85	$18.66
Income (loss) from investment operations:
Net investment income (loss)	0.06	0.08	0.04	0.09	0.05	(0.07)
Net realized and unrealized gain (loss) on investments	5.54	3.14	1.19	0.99	(5.30)	0.62
Total from investment operations	5.60	3.22	1.23	1.08	(5.25)	0.55
Less distributions from:
Net investment income	—	0.06	0.01	0.06	—	—
Net realized gain	—	—	—	—	0.02	3.36
Total distributions	—	0.06	0.01	0.06	0.02	3.36
Net asset value, end of period	$21.58	$15.98	$12.82	$11.60	$10.58	$15.85
Total return (%)*	35.04	25.18	10.62	10.23	(33.14)	3.25
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.15	1.18	1.18	1.20	1.24	1.27
Expenses, net of waivers and reimbursements	0.99	0.99	0.99	0.99	1.11	1.27
Net investment income (loss), before waivers and reimbursements	0.48	0.39	0.16	0.61	0.32	(0.37)
Net investment income (loss), net of waivers and reimbursements	0.64	0.58	0.35	0.82	0.45	(0.37)
Class I net assets at the end of the period (in thousands)	$436,020	$317,344	$252,524	$173,377	$174,884	$190,985
Portfolio turnover rate (%)*	39	84	81	58	92	52

*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Financial Highlights — For a share outstanding throughout each period
.........................................................................................................................................................................
Emerging Markets Growth Fund (continued)

	Class R6
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2026	2025	2024	2023	2022	2021
Net asset value, beginning of period	$16.18	$12.98	$11.74	$10.71	$16.04	$18.84
Income (loss) from investment operations:
Net investment income (loss)	0.06	0.09	0.05	0.09	0.06	(0.05)
Net realized and unrealized gain (loss) on investments	5.62	3.18	1.21	1.01	(5.37)	0.63
Total from investment operations	5.68	3.27	1.26	1.10	(5.31)	0.58
Less distributions from:
Net investment income	—	0.07	0.02	0.07	—	0.02
Net realized gain	—	—	—	—	0.02	3.36
Total distributions	—	0.07	0.02	0.07	0.02	3.38
Net asset value, end of period	$21.86	$16.18	$12.98	$11.74	$10.71	$16.04
Total return (%)*	35.11	25.23	10.71	10.26	(33.13)	3.37
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.03	1.05	1.06	1.08	1.14	1.17
Expenses, net of waivers and reimbursements	0.94	0.94	0.94	0.94	1.06	1.17
Net investment income (loss), before waivers and reimbursements	0.58	0.51	0.31	0.68	0.41	(0.27)
Net investment income (loss), net of waivers and reimbursements	0.67	0.62	0.43	0.82	0.49	(0.27)
Class R6 net assets at the end of the period (in thousands)	$718,822	$682,242	$612,245	$635,716	$480,586	$822,288
Portfolio turnover rate (%)*	39	84	81	58	92	52

*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
Note:  Net investment income (loss) per share is based on the average shares outstanding during the period.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at https://im.williamblair.com/investments/mutual-funds#performance-tab.
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Financial Highlights — For a share outstanding throughout each period
.........................................................................................................................................................................
Emerging Markets ex China Growth Fund

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,			Period Ended December 31,
	2026	2025	2024	2023	2022(a)
Net asset value, beginning of period	$16.00	$13.21	$11.64	$9.41	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.04	0.10	0.05	0.08	0.02
Net realized and unrealized gain (loss) on investments	8.50	3.57	1.52	2.25	(0.61)
Total from investment operations	8.54	3.67	1.57	2.33	(0.59)
Less distributions from:
Net investment income	—	0.08	—	0.10	—
Net realized gain	—	0.80	—	—	—
Total distributions	—	0.88	—	0.10	—
Net asset value, end of period	$24.54	$16.00	$13.21	$11.64	$9.41
Total return (%)*	53.38	28.18	13.49	24.75	(5.90)
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.47	1.86	2.11	2.35	2.77
Expenses, net of waivers and reimbursements	0.99	0.99	0.99	0.99	0.99
Net investment income (loss), before waivers and reimbursements	(0.03)	(0.21)	(0.75)	(0.58)	(1.40)
Net investment income (loss), net of waivers and reimbursements	0.45	0.66	0.37	0.78	0.38
Class I net assets at the end of the period (in thousands)	$30,868	$14,860	$9,452	$2,841	$9
Portfolio turnover rate (%)*	57	84	69	55	64

(a)	For the period from July 29, 2022 (Commencement of Operations) to December 31, 2022.
*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.

	Class R6
	(unaudited) Period Ended June 30,	Years Ended December 31,			Period Ended December 31,
	2026	2025	2024	2023	2022(a)
Net asset value, beginning of period	$16.03	$13.23	$11.65	$9.42	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.04	0.11	0.06	0.08	0.02
Net realized and unrealized gain (loss) on investments	8.52	3.58	1.52	2.25	(0.60)
Total from investment operations	8.56	3.69	1.58	2.33	(0.58)
Less distributions from:
Net investment income	—	0.09	—	0.10	—
Net realized gain	—	0.80	—	—	—
Total distributions	—	0.89	—	0.10	—
Net asset value, end of period	$24.59	$16.03	$13.23	$11.65	$9.42
Total return (%)*	53.40	28.25	13.56	24.75	(5.80)
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.37	1.76	2.01	2.26	2.78
Expenses, net of waivers and reimbursements	0.94	0.94	0.94	0.94	0.94
Net investment income (loss), before waivers and reimbursements	0.01	(0.09)	(0.57)	(0.53)	(1.42)
Net investment income (loss), net of waivers and reimbursements	0.44	0.73	0.50	0.79	0.42
Class R6 net assets at the end of the period (in thousands)	$73,030	$42,729	$26,020	$19,169	$13,024
Portfolio turnover rate (%)*	57	84	69	55	64

(a)	For the period from July 29, 2022 (Commencement of Operations) to December 31, 2022.
*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Financial Highlights — For a share outstanding throughout each period
.........................................................................................................................................................................
Emerging Markets ex China Growth Fund (continued)
Note:  Net investment income (loss) per share is based on the average shares outstanding during the period.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at https://im.williamblair.com/investments/mutual-funds#performance-tab.
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Financial Highlights — For a share outstanding throughout each period
.........................................................................................................................................................................
Emerging Markets Small Cap Growth Fund

	Class N
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2026	2025	2024	2023	2022	2021
Net asset value, beginning of period	$21.99	$21.26	$19.66	$16.13	$23.52	$22.22
Income (loss) from investment operations:
Net investment income (loss)	0.03	0.28	0.06	0.03	(0.01)	(0.20)
Net realized and unrealized gain (loss) on investments	4.60	2.53	1.54	3.51	(6.59)	3.53
Total from investment operations	4.63	2.81	1.60	3.54	(6.60)	3.33
Less distributions from:
Net investment income	—	0.19	—	0.01	—	—
Net realized gain	—	1.89	—	—	0.79	2.03
Total distributions	—	2.08	—	0.01	0.79	2.03
Net asset value, end of period	$26.62	$21.99	$21.26	$19.66	$16.13	$23.52
Total return (%)*	21.06	13.68	8.09	21.93	(28.12)	15.23
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.65	1.70	1.70	1.70	1.69	1.60
Expenses, net of waivers and reimbursements	1.40	1.40	1.40	1.45	1.55	1.55
Net investment income (loss), before waivers and reimbursements	(0.04)	1.01	(0.01)	(0.07)	(0.18)	(0.88)
Net investment income (loss), net of waivers and reimbursements	0.21	1.31	0.29	0.18	(0.04)	(0.83)
Class N net assets at the end of the period (in thousands)	$4,440	$3,705	$4,021	$3,857	$3,069	$4,262
Portfolio turnover rate (%)*	139	261	188	117	101	76

*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2026	2025	2024	2023	2022	2021
Net asset value, beginning of period	$22.42	$21.63	$19.96	$16.37	$23.79	$22.40
Income (loss) from investment operations:
Net investment income (loss)	0.06	0.34	0.11	0.07	0.04	(0.14)
Net realized and unrealized gain (loss) on investments	4.70	2.59	1.56	3.57	(6.67)	3.56
Total from investment operations	4.76	2.93	1.67	3.64	(6.63)	3.42
Less distributions from:
Net investment income	—	0.25	—	0.05	—	—
Net realized gain	—	1.89	—	—	0.79	2.03
Total distributions	—	2.14	—	0.05	0.79	2.03
Net asset value, end of period	$27.18	$22.42	$21.63	$19.96	$16.37	$23.79
Total return (%)*	21.23	13.94	8.37	22.25	(27.93)	15.51
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.38	1.43	1.42	1.43	1.40	1.31
Expenses, net of waivers and reimbursements	1.15	1.15	1.15	1.20	1.30	1.30
Net investment income (loss), before waivers and reimbursements	0.23	1.27	0.25	0.18	0.11	(0.59)
Net investment income (loss), net of waivers and reimbursements	0.46	1.55	0.52	0.41	0.21	(0.58)
Class I net assets at the end of the period (in thousands)	$149,365	$135,573	$153,032	$134,297	$108,401	$171,994
Portfolio turnover rate (%)*	139	261	188	117	101	76

*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Financial Highlights — For a share outstanding throughout each period
.........................................................................................................................................................................
Emerging Markets Small Cap Growth Fund (continued)

	Class R6
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2026	2025	2024	2023	2022	2021
Net asset value, beginning of period	$22.50	$21.70	$20.02	$16.41	$23.84	$22.44
Income (loss) from investment operations:
Net investment income (loss)	0.07	0.35	0.11	0.08	0.05	(0.12)
Net realized and unrealized gain (loss) on investments	4.71	2.60	1.57	3.59	(6.69)	3.56
Total from investment operations	4.78	2.95	1.68	3.67	(6.64)	3.44
Less distributions from:
Net investment income	—	0.26	—	0.06	—	0.01
Net realized gain	—	1.89	—	—	0.79	2.03
Total distributions	—	2.15	—	0.06	0.79	2.04
Net asset value, end of period	$27.28	$22.50	$21.70	$20.02	$16.41	$23.84
Total return (%)*	21.29	13.99	8.39	22.37	(27.91)	15.58
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.28	1.32	1.31	1.32	1.31	1.23
Expenses, net of waivers and reimbursements	1.10	1.10	1.10	1.15	1.25	1.23
Net investment income (loss), before waivers and reimbursements	0.35	1.38	0.33	0.29	0.18	(0.49)
Net investment income (loss), net of waivers and reimbursements	0.53	1.60	0.54	0.46	0.24	(0.49)
Class R6 net assets at the end of the period (in thousands)	$268,603	$228,505	$241,040	$251,558	$211,203	$324,152
Portfolio turnover rate (%)*	139	261	188	117	101	76

*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
Note:  Net investment income (loss) per share is based on the average shares outstanding during the period.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at https://im.williamblair.com/investments/mutual-funds#performance-tab.
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Financial Highlights — For a share outstanding throughout each period
.........................................................................................................................................................................
China Growth Fund

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,				Period Ended December 31,
	2026	2025	2024	2023	2022	2021(a)
Net asset value, beginning of period	$6.53	$5.30	$4.87	$6.46	$9.54	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.03	0.04	0.06	0.05	0.03	(0.04)
Net realized and unrealized gain (loss) on investments	1.02	1.24	0.44	(1.62)	(3.11)	(0.42)
Total from investment operations	1.05	1.28	0.50	(1.57)	(3.08)	(0.46)
Less distributions from:
Net investment income	—	0.05	0.07	0.02	—	—
Total distributions	—	0.05	0.07	0.02	—	—
Net asset value, end of period	$7.58	$6.53	$5.30	$4.87	$6.46	$9.54
Total return (%)*	16.08	24.25	10.34	(24.28)	(32.43)	(4.40)
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	8.33	8.54	9.46	9.78	5.31	4.74
Expenses, net of waivers and reimbursements	0.99	0.99	0.99	0.99	1.01	1.05
Net investment income (loss), before waivers and reimbursements	(6.52)	(6.85)	(7.33)	(7.93)	(3.90)	(4.69)
Net investment income (loss), net of waivers and reimbursements	0.82	0.70	1.14	0.86	0.40	(1.00)
Class I net assets at the end of the period (in thousands)	$115	$89	$68	$160	$509	$5,538
Portfolio turnover rate (%)*	38	73	81	97	36	4

(a)	For the period from August 27, 2021 (Commencement of Operations) to December 31, 2021.
*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.

	Class R6
	(unaudited) Period Ended June 30,	Years Ended December 31,				Period Ended December 31,
	2026	2025	2024	2023	2022	2021(a)
Net asset value, beginning of period	$6.50	$5.28	$4.85	$6.45	$9.54	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.03	0.04	0.06	0.04	0.02	(0.03)
Net realized and unrealized gain (loss) on investments	1.01	1.24	0.45	(1.61)	(3.11)	(0.43)
Total from investment operations	1.04	1.28	0.51	(1.57)	(3.09)	(0.46)
Less distributions from:
Net investment income	—	0.06	0.08	0.03	0.00 ^	—
Total distributions	—	0.06	0.08	0.03	0.00 ^	—
Net asset value, end of period	$7.54	$6.50	$5.28	$4.85	$6.45	$9.54
Total return (%)*	16.00	24.21	10.46	(24.38)	(32.49)	(4.40)
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	8.31	8.54	9.39	9.75	5.27	4.72
Expenses, net of waivers and reimbursements	0.94	0.94	0.94	0.94	0.96	1.00
Net investment income (loss), before waivers and reimbursements	(6.57)	(6.85)	(7.21)	(8.08)	(4.01)	(4.61)
Net investment income (loss), net of waivers and reimbursements	0.80	0.75	1.24	0.73	0.30	(0.89)
Class R6 net assets at the end of the period (in thousands)	$2,291	$1,989	$1,660	$1,687	$1,438	$1,687
Portfolio turnover rate (%)*	38	73	81	97	36	4

(a)	For the period from August 27, 2021 (Commencement of Operations) to December 31, 2021.
^	Amount is less than $0.005 per share.
*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Financial Highlights — For a share outstanding throughout each period
.........................................................................................................................................................................
China Growth Fund (continued)
Note:  Net investment income (loss) per share is based on the average shares outstanding during the period.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at https://im.williamblair.com/investments/mutual-funds#performance-tab.
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

.........................................................................................................................................................................
Financial Highlights — For a share outstanding throughout each period
.........................................................................................................................................................................
Emerging Markets Debt Fund

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,				Period Ended December 31,
	2026	2025	2024	2023	2022	2021(a)
Net asset value, beginning of period	$8.76	$8.06	$7.89	$7.44	$9.59	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.29	0.54	0.59	0.52	0.48	0.27
Net realized and unrealized gain (loss) on investments	0.16	0.71	0.11	0.44	(2.10)	(0.40)
Total from investment operations	0.45	1.25	0.70	0.96	(1.62)	(0.13)
Less distributions from:
Net investment income	0.29	0.53	0.53	0.48	0.51	0.28
Return of capital	—	0.02	—	0.03	0.02	—
Total distributions	0.29	0.55	0.53	0.51	0.53	0.28
Net asset value, end of period	$8.92	$8.76	$8.06	$7.89	$7.44	$9.59
Total return (%)*	5.25	16.09	9.06	13.41	(16.93)	(1.39)
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.09	1.18	1.12	1.26	1.28	1.24
Expenses, net of waivers and reimbursements	0.70	0.70	0.70	0.70	0.70	0.70
Net investment income (loss), before waivers and reimbursements	6.28	5.99	6.92	6.42	5.39	4.02
Net investment income (loss), net of waivers and reimbursements	6.67	6.47	7.34	6.98	5.97	4.56
Class I net assets at the end of the period (in thousands)	$50,618	$40,984	$13,787	$3,205	$923	$1,484
Portfolio turnover rate (%)*	67	120	104	106	118	72

(a)	For the period from May 25, 2021 (Commencement of Operations) to December 31, 2021.
*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.

	Class R6
	(unaudited) Period Ended June 30,	Years Ended December 31,				Period Ended December 31,
	2026	2025	2024	2023	2022	2021(a)
Net asset value, beginning of period	$8.75	$8.05	$7.88	$7.44	$9.59	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.29	0.56	0.58	0.53	0.48	0.28
Net realized and unrealized gain (loss) on investments	0.16	0.70	0.12	0.42	(2.09)	(0.41)
Total from investment operations	0.45	1.26	0.70	0.95	(1.61)	(0.13)
Less distributions from:
Net investment income	0.29	0.54	0.53	0.48	0.52	0.28
Return of capital	—	0.02	—	0.03	0.02	—
Total distributions	0.29	0.56	0.53	0.51	0.54	0.28
Net asset value, end of period	$8.91	$8.75	$8.05	$7.88	$7.44	$9.59
Total return (%)*	5.28	16.16	9.14	13.48	(16.95)	(1.32)
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	0.97	1.07	1.02	1.17	1.20	1.17
Expenses, net of waivers and reimbursements	0.65	0.65	0.65	0.65	0.65	0.65
Net investment income (loss), before waivers and reimbursements	6.38	6.25	6.83	6.52	5.50	4.10
Net investment income (loss), net of waivers and reimbursements	6.70	6.67	7.20	7.04	6.05	4.62
Class R6 net assets at the end of the period (in thousands)	$31,916	$32,014	$52,304	$50,231	$44,903	$50,010
Portfolio turnover rate (%)*	67	120	104	106	118	72

(a)	For the period from May 25, 2021 (Commencement of Operations) to December 31, 2021.
*	Not annualized for periods less than a year.
See accompanying Notes to Financial Statements.
June 30, 2026

Semi-Annual

.........................................................................................................................................................................
Financial Highlights — For a share outstanding throughout each period
.........................................................................................................................................................................
Emerging Markets Debt Fund (continued)
**	Annualized for periods less than a year.
Note:  Net investment income (loss) per share is based on the average shares outstanding during the period.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at https://im.williamblair.com/investments/mutual-funds#performance-tab.
See accompanying Notes to Financial Statements.
June 30, 2026

William Blair Funds

RENEWAL OF THE MANAGEMENT AGREEMENT
On April 22, 2026, the Board of Trustees (the “Board”) of William Blair Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the renewal for an additional one-year term of the Trust’s Management Agreement with William Blair Investment Management, LLC (the “Adviser”) on behalf of each of the William Blair Funds (each, a “Fund” and collectively, the “Funds”). In deciding to approve the renewal of the Management Agreement, the Board did not identify any single factor or group of factors as all important or controlling and considered all factors together. The Board did not allot a particular weight to any one factor or group of factors.
The information in this summary outlines the Board’s considerations associated with its renewal of the Management Agreement. In connection with its deliberations regarding the continuation of the Management Agreement, the Board considered such information and factors as it believed to be necessary to evaluate the terms of the Management Agreement. As described below, the Board considered the nature, quality and extent of the services performed by the Adviser under the Management Agreement; the investment performance of each Fund and the Adviser; comparative management fees and expense ratios provided by FUSE Research Network LLC (“FUSE”), an independent source; the estimated profitability realized by the Adviser; the extent to which the Adviser realizes economies of scale as a Fund grows; and whether incidental (or “fall-out”) benefits are being realized by the Adviser. In addition, the Independent Trustees discussed the renewal of the Management Agreement with Trust management and in private sessions with independent legal counsel at which no representatives of the Adviser were present.
The Board, including the Independent Trustees, considered the renewal of the Management Agreement pursuant to a process that concluded at the Board’s April 22, 2026 meeting. In preparation for the review process, the Independent Trustees considered the type and nature of information to be requested, and independent legal counsel sent a formal request for information to the Adviser. The Adviser provided extensive information in response to the request. After reviewing the information received, the Independent Trustees requested supplemental information, which the Adviser provided. The Independent Trustees also received a memorandum from independent legal counsel advising them of their duties and responsibilities in connection with the consideration of the Management Agreement. For each Fund, the Independent Trustees reviewed comparative performance information and comparative management fees and net expense ratios provided by FUSE for a peer group of funds and a broader peer universe of funds. In addition, the Independent Trustees considered: (1) the nature, quality and extent of the services provided by the Adviser; (2) information comparing the performance of each Fund to one or more relevant securities indexes; (3) information comparing management fees of each Fund to fees charged by the Adviser to other funds and client accounts with similar investment strategies; (4) the estimated allocated direct or indirect costs of services provided and estimated profits realized by the Adviser for both the Trust as a whole and each Fund individually; and (5) information describing other benefits to the Adviser and its affiliate, William Blair & Company, L.L.C. (the “Distributor”), resulting from their relationship with the Funds. The Independent Trustees also noted that they receive information from the Adviser regarding the Funds throughout the year in connection with regular Board meetings, including presentations from portfolio managers. In addition, the Adviser made a presentation to the Board regarding the contract review information, including addressing the supplemental information requests, and answered questions from the Independent Trustees. The Board, including the Independent Trustees, determined that, given the totality of the information provided with respect to the Management Agreement, the Board had received sufficient information to renew the Management Agreement. The Independent Trustees noted that in evaluating the Management Agreement, they were taking into account their accumulated experience as Board members in working with the Adviser on matters relating to the Funds. Based on their review, the Independent Trustees concluded that it was in the best interests of each Fund to renew the Management Agreement and, accordingly, recommended to the Board of the Trust the renewal of the Management Agreement for each Fund. The Board considered the recommendation of the Independent Trustees along with other factors that the Board deemed relevant.
Nature, Quality and Extent of Services. In evaluating the nature, quality and extent of the services provided by the Adviser to the Funds, the Board noted that the Adviser is a quality firm with a reputation for integrity and honesty that employs high-quality personnel and has a long association with the Funds. The Board believes that a long-term relationship with a capable, conscientious adviser is in the best interests of shareholders, and that shareholders have invested in the Funds knowing that the Adviser manages the Funds and knowing the Funds’ management fees. The Board considered the Adviser’s fundamental research approach in actively managed, process-oriented investing. The Board considered biographical information about the Trust’s officers, other Adviser personnel and the Funds’ portfolio managers, including information on the portfolio managers’ personal investments in the Fund(s) they manage. The Board considered information from the Adviser about the Adviser’s efforts to hire and develop personnel and invest in processes and infrastructure with the intention of enhancing the Adviser’s investment research and analysis capabilities with the goal of improving investor outcomes. The Board also considered the administrative services performed by the Adviser, financial information regarding the Adviser, the Adviser’s execution quality and use of soft dollars, risk management oversight, compliance program and the expense limitations proposed for each of the Funds’ share classes. In addition, the Board considered the nature, quality and extent of the services that the Adviser provides to the Funds compared to the services that the Adviser provides to other clients. The Board noted that the Adviser pays the compensation of all of the officers of the Trust. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Adviser to each Fund were appropriate.

Performance. The Board reviewed information on the annualized net total returns of Class I shares of the Funds (except for the Institutional International Growth Fund, which does not have share classes) for the one-, three-, five- and ten-year periods ended December 31, 2025, as applicable, along with annualized total return information for a broad peer universe of funds and one or more benchmark securities indexes. For purposes of this report, Class I shares were used for comparison purposes for all Funds (except for the Institutional International Growth Fund, which does not have share classes) as the Board noted that Class I shares represent the largest percentage of assets in the Trust. In evaluating performance, the Board recognized that the performance data reflects a snapshot of periods as of a particular date and that selecting different performance periods may produce different results.
The Board considered that the Adviser seeks to provide superior performance over the long term and was committed to managing each Fund consistently with the Fund’s stated investment strategies and that at times relative performance will be affected by whether the market environment favors or disfavors particular investments, styles and/or market capitalizations. The Board considered that the Adviser had managed the Funds consistent with their respective investment strategies. Based on the information provided, the Board considered the following with respect to the total returns of each Fund:
Growth Fund. The Board considered that the Fund’s total return was below the median of its peer universe for the one-, three- and five-year periods ended December 31, 2025. The Board also considered that the Fund underperformed the benchmark (Russell 3000® Growth Index) for the one-, three- and five-year periods ended December 31, 2025. The Board considered the Adviser’s statement that relative underperformance over the three- and five-year periods was primarily due to the Fund’s structural emphasis on small- and mid-capitalization companies, combined with an underweight in mega-capitalization stocks, which created a meaningful headwind during a period marked by pronounced mega-capitalization outperformance.
Large Cap Growth Fund. The Board considered that the Fund’s total return was below the median of its peer universe for the one- and three-year periods ended December 31, 2025 and equal to the median of its peer universe for the five-year period ended December 31, 2025. The Board also considered that the Fund underperformed the benchmark (Russell 1000® Growth Index) for the one-, three- and five-year periods ended December 31, 2025.
Mid Cap Value Fund. The Board considered that the Fund’s total return was below the median of its peer universe for the one- and three-year periods ended December 31, 2025. The Board also considered that the Fund underperformed the benchmark (Russell Midcap® Value Index) for the one- and three-year periods ended December 31, 2025. The Board considered that the Fund’s relative underperformance was largely attributable to calendar years 2024 and 2025 and the Adviser’s statements that the Fund is constructed to capture the mid cap value premium over longer periods of time, that the Fund’s goal of maintaining an underweight to momentum, growth and larger size factors detracted from relative performance, and that the market did not reward valuation or smaller sized stocks during the three-year period ended December 31, 2025.
Small-Mid Cap Core Fund. The Board considered that the Fund’s total return was below the median of its peer universe for the one-, three- and five-year periods ended December 31, 2025. The Board also considered that the Fund underperformed the benchmark (Russell 2500™ Index) for the one-, three- and five-year periods ended December 31, 2025. The Board considered that the Fund’s relative underperformance was largely attributable to calendar year 2025 and the Adviser’s statement that unprofitable companies and stocks with higher fundamental volatility and higher beta dramatically outperformed during a significant portion of 2025, creating a headwind for the Fund’s strategy given its typical underweight to unprofitable companies and bias toward more consistent business models.
Small-Mid Cap Growth Fund. The Board considered that the Fund’s total return was below the median of its peer universe for the one-, three- and five-year periods ended December 31, 2025. The Board also considered that the Fund underperformed the benchmark (Russell 2500™ Growth Index) for the one-, three- and five-year periods ended December 31, 2025. The Board considered that the Fund’s relative underperformance was largely attributable to calendar year 2025 and the Adviser’s statement that unprofitable companies and stocks with higher fundamental volatility and higher beta dramatically outperformed during a significant portion of 2025, creating a headwind for the Fund’s strategy given its typical underweight to unprofitable companies and bias toward more consistent business models.
Small-Mid Cap Value Fund. The Board considered that the Fund’s total return was below the median of its peer universe and the return of the benchmark (Russell 2500™ Value Index) for the one-year period ended December 31, 2025. The Board considered that the Fund commenced operations on August 17, 2023, which provided a limited period of time to evaluate investment performance.
Small Cap Growth Fund. The Board considered that the Fund’s total return was below the median of its peer universe for the one- and three-year periods ended December 31, 2025 and above the median of its peer universe for the five-year period ended December 31, 2025. The Board also considered that the Fund underperformed the benchmark (Russell 2000® Growth Index) for the one-, three- and five-year periods ended December 31, 2025.

Small Cap Value Fund. The Board considered that the Fund’s total return was below the median of its peer universe for the one-, three- and five-year periods ended December 31, 2025. The Board also considered that the Fund underperformed the benchmark (Russell 2000® Value Index) for the one-, three- and five-year periods ended December 31, 2025. The Board considered that the Fund’s relative underperformance was concentrated in calendar years 2024 and 2025 and the Adviser’s statements that the Fund is constructed to capture the small cap value premium over longer periods of time, that the Fund’s goal of maintaining an underweight to momentum, growth and larger size factors detracted from relative performance, and that the market did not reward valuation or smaller sized stocks during the three-year period ended December 31, 2025.
Global Leaders Fund. The Board considered that the Fund’s total return was below the median of its peer universe for the one-, three- and five-year periods ended December 31, 2025. The Board also considered that the Fund underperformed the benchmark (MSCI All Country World Investable Market Index (net)) for the one-, three- and five-year periods ended December 31, 2025. The Board considered the Adviser’s statements that the Fund’s quality-growth orientation and stock selection in several key sectors contributed to underperformance over the three- and five-year periods. The Board also considered the Adviser’s statements that underperformance over the past three- and five-year periods was driven by a combination of market and style headwinds, including narrow market leadership, particularly in the United States, and the outperformance of value stocks over growth stocks in Europe and Japan.
International Leaders Fund. The Board considered that the Fund’s total return was above the median of its peer universe for the one-year period ended December 31, 2025 and below the median of its peer universe for the three- and five-year periods ended December 31, 2025. The Board also considered that the Fund underperformed the benchmark (MSCI All Country World ex USA Investable Market Index (net)) for the one-, three- and five-year periods ended December 31, 2025. The Board considered the Adviser’s statements that the primary drivers of the Fund’s underperformance over the three- and five-year periods were a prolonged growth-versus-value style headwind and specific positioning in financials, China and Japan.
International Growth Fund. The Board considered that the Fund’s total return was below the median of its peer universe for the one-, three- and five-year periods ended December 31, 2025. The Board also considered that the Fund underperformed the benchmark (MSCI All Country World ex USA Investable Market Index (net)) for the one-, three- and five-year periods ended December 31, 2025. The Board considered that the Fund’s relative underperformance was largely attributable to calendar years 2022 and 2025 and the Adviser’s statements that persistent style headwinds in which valuation dominated market leadership weighed on relative returns for the trailing three- and five-year periods, that underperformance in 2022 was attributable to quality and growth underperforming value across global markets, and that underperformance in 2025 was driven by a combination of style headwinds and weaker stock selection at a time when market leadership was narrow.
Institutional International Growth Fund. The Board considered that the Fund’s total return was below the median of its peer universe for the one-, three- and five-year periods ended December 31, 2025. The Board also considered that the Fund underperformed the benchmark (MSCI All Country World ex USA Investable Market Index (net)) for the one-, three- and five-year periods ended December 31, 2025. The Board considered that the Fund’s relative underperformance was largely attributable to calendar years 2022 and 2025 and the Adviser’s statements that persistent style headwinds in which valuation dominated market leadership weighed on relative returns for the trailing three- and five-year periods, that underperformance in 2022 was attributable to quality and growth underperforming value across global markets, and that underperformance in 2025 was driven by a combination of style headwinds and weaker stock selection at a time when market leadership was narrow.
International Small Cap Growth Fund. The Board considered that the Fund’s total return was below the median of its peer universe for the one-, three- and five-year periods ended December 31, 2025. The Board also considered that the Fund underperformed the benchmark (MSCI All Country World ex USA Small Cap Index (net)) for the one-, three- and five-year periods ended December 31, 2025. The Board considered that the Fund’s relative underperformance was largely attributable to calendar years 2022 and 2025 and the Adviser’s statements that persistent style headwinds, in which valuation dominated market leadership, weighed on relative returns for the trailing three- and five-year periods, that underperformance in 2022 was largely factor-driven as the Fund’s higher valuation profile was penalized by the market, and that underperformance in 2025 was driven by a combination of meaningful style headwinds and weaker stock selection at a time when the market was led by lower-quality and higher-beta speculative segments.
Emerging Markets Leaders Fund. The Board considered that the Fund’s total return was below the median of its peer universe for the one-, three- and five-year periods ended December 31, 2025. The Board also considered that the Fund underperformed the benchmark (MSCI Emerging Markets Index (net) for the one-, three- and five-year periods ended December 31, 2025. The Board considered the Adviser’s statements that the Fund’s underperformance over the past three- and five-year periods was driven by a combination of market and style headwinds, including that the portfolio was challenged by an era of low valuation leadership that began in late 2021, and portfolio-specific drivers, including selection and timing challenges in China, which accounted for over 50% of the Fund’s relative underperformance over the three- and five-year periods.

Emerging Markets Growth Fund. The Board considered that the Fund’s total return was below the median of its peer universe for the one-, three- and five-year periods ended December 31, 2025. The Board also considered that the Fund underperformed the benchmark (MSCI Emerging Markets Investable Market Index (net)) for the one-, three- and five-year periods ended December 31, 2025. The Board considered that the Fund’s relative underperformance was largely attributable to calendar years 2022 and 2025 and the Adviser’s statement that an environment characterized by valuation-led leadership weighed on the Fund’s relative performance versus non-quality-growth peers as well as against the benchmark, and that style headwinds were the dominant challenge in 2022, when inflationary pressure and rapid interest-rate tightening in the United States drove significant valuation compression across growth, long-duration assets.
Emerging Markets ex China Growth Fund. The Board considered that the Fund’s total return was below the median of its peer universe for the one-year period ended December 31, 2025 and above the median of its peer universe for the three-year period ended December 31, 2025. The Board also considered that the Fund underperformed the benchmark (MSCI Emerging Markets ex China Investable Market Index (net)) for the one-year period ended December 31, 2025 and outperformed the benchmark for the three-year period ended December 31, 2025.
Emerging Markets Small Cap Growth Fund. The Board considered that the Fund’s total return was below the median of its peer universe for the one- and three-year periods ended December 31, 2025 and above the median of its peer universe for the five-year period ended December 31, 2025. The Board also considered that the Fund underperformed the benchmark (MSCI Emerging Markets Small Cap Index (net)) for the one-, three- and five-year periods ended December 31, 2025.
China Growth Fund. The Board considered that the Fund’s total return was below the median of its peer universe for the one- and three-year periods ended December 31, 2025. The Board also considered that the Fund underperformed the benchmark (MSCI China All Shares Index (net)) for the one- and three-year periods ended December 31, 2025. The Board considered the Adviser’s statements regarding various structural and cyclical developments since the Fund’s inception in 2021 that have asymmetrically penalized growth stocks and led to challenging environments for quality-growth investors like the Fund, which have contributed to the Fund’s underperformance.
Emerging Markets Debt Fund. The Board considered that the Fund’s total return was above the median of its peer universe for the one- and three-year periods ended December 31, 2025. The Board also considered that the Fund outperformed the benchmark (J.P. Morgan Emerging Markets Bond Index Global Diversified) for the one- and three-year periods ended December 31, 2025.
Management Fees. The Board reviewed each Fund’s management fee and reviewed information comparing each Fund’s management fee to the management fees of a peer group of funds and a broader peer universe of funds provided by FUSE for Class I shares of the Funds (except for the Institutional International Growth Fund, which does not have share classes). The FUSE peer group for Class I shares of each Fund other than the Institutional International Growth Fund, and the peer group for the Institutional International Growth Fund, consisted of a group of funds with similar investment, operational and pricing characteristics and comparable asset levels, as determined by FUSE. In considering the FUSE information, the Board noted that the gross management fees for the Growth Fund, the Large Cap Growth Fund, the Mid Cap Value Fund, the Small-Mid Cap Value Fund, the Small Cap Value Fund, the Emerging Markets Leaders Fund, the Emerging Markets Growth Fund and the Emerging Markets Debt Fund were below the median gross management fees of their respective peer groups.
The Board also noted that the gross management fee for the Global Leaders Fund, the International Small Cap Growth Fund, the Emerging Markets Small Cap Growth Fund and the China Growth Fund were equal to the median gross management fees of their respective peer groups. The Board further noted that the gross management fees for the Small-Mid Cap Core Fund, the Small-Mid Cap Growth Fund, the Small Cap Growth Fund, the International Leaders Fund, the International Growth Fund, the Institutional International Growth Fund and the Emerging Markets ex China Growth Fund were above the median gross management fees of their respective peer groups.
The Board noted the current and proposed contractual expense limitations for the share classes of the Funds. The Board considered that the Adviser proposed to contractually limit operating expenses until April 30, 2027 for each share class of the Funds (and for the Institutional International Growth Fund, which does not have share classes). The Board considered the amount of management fees waived and other expenses reimbursed by the Adviser on behalf of the Funds in 2025.
For each Fund, the Board also reviewed amounts charged by the Adviser to other pooled investment vehicles, including other registered funds for which the Adviser acts as a sub-adviser, and the Adviser’s fee schedule for institutional accounts. With respect to other pooled investment vehicles and institutional accounts, the Board considered the Adviser’s statements to the effect that the level of services provided to the Funds and the statutory and regulatory responsibilities associated with sponsoring registered investment companies were greater as compared to the work involved for other pooled investment vehicles, including other registered funds for which the Adviser acts as a sub-adviser, and institutional accounts. In addition, the Board considered the Adviser’s statements to the effect that institutional accounts are distributed differently, operate under different investment and regulatory structures and have different business risks as compared to the Funds and that there are responsibilities involved in sponsoring a registered fund that are not present in sub-advising a registered fund.
On the basis of all the information provided, the Board concluded that each Fund’s management fee, coupled with the applicable expense limitations, was reasonable.
Profitability. With respect to the profitability of the Management Agreement to the Adviser, the Board considered the overall fees paid under the Management Agreement, including the estimated allocated costs of the services provided, management fees waived and other expenses reimbursed, if any, and profits realized by the Adviser from its relationship with the Trust as a whole and each Fund individually. The Board concluded that the estimated profits realized by the Adviser were not unreasonable.
Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect these economies of scale for the benefit of investors. The Board noted the Adviser’s statements to the effect that the resources required for the Adviser’s fundamental investment process typically increase as a Fund increases in size. The Board also considered that certain of the Funds were part of investment strategies that were capacity constrained by the Adviser so that opportunities for economies of scale were limited.
In considering whether fee levels reflect economies of scale for the benefit of Fund investors, the Board considered each Fund’s asset size, management fee breakpoints for applicable Funds, the expense limitations in place and net expense ratios for each Fund, as applicable. The Board concluded that in the aggregate the Funds’ fee levels reasonably reflect appropriate recognition of economies of scale.
Other Benefits. The Board considered benefits derived by the Adviser and its affiliates from their relationship with the Funds, including (1) receipt of research from brokerage firms through the use of soft dollars, which pertain primarily to the Funds investing in equity securities; (2) reimbursement of some intermediary fees in the nature of sub-transfer agency fees; (3) fees from Class N shares of the Funds to the Distributor pursuant to the Rule 12b-1 Plan, nearly all of which are paid to third parties; and (4) name recognition and favorable media coverage. The Board determined that the Funds’ management fees were reasonable in light of these benefits.
Conclusion. Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Management Agreement continue to be fair and reasonable and that the continuation of the Management Agreement is in the best interests of each Fund.

(Unaudited)
Additional Federal Income Tax Information:
Under Section 852(b)(3)(C) of the Code, the Funds hereby designate the following amounts as capital gain dividends for the fiscal year ended December 31, 2025 (in thousands):
Fund	Capital Gain Dividend
Growth Fund	$58,416
Large Cap Growth Fund	249,129
Mid Cap Value Fund	4
Small-Mid Cap Core Fund	4,279
Small-Mid Cap Growth Fund	28,301
Small-Mid Cap Value Fund	21
Small Cap Growth Fund	61,811
Small Cap Value Fund	11,316
Global Leaders Fund	18,219
International Leaders Fund	78,399
International Growth Fund	208,212
Institutional International Growth Fund	100,507
Emerging Markets Growth Fund	381
Emerging Markets ex China Growth Fund	2,840
Emerging Markets Small Cap Growth Fund	29,991
June 30, 2026

William Blair Funds

.............................................................................................................................
BOARD OF TRUSTEES
.............................................................................................................................
Vann Avedisian
Co-founder and Partner, Newbond Holdings
Kathleen Barr, Chair
Retired Senior Managing Director, PNC Capital Advisors, LLC
Michelle Borré Massick
Retired Senior Portfolio Manager and Senior Vice President, OppenheimerFunds
Cissie Citardi
Partner, William Blair
Daniel Leib
Chief Executive Officer, Donnelley Financial Solutions, Inc.
Dorri McWhorter
President and Chief Executive Officer, The Executives’ Club of Chicago
Steven Zenz
Retired Partner, KPMG LLP

Officers

Lisa Rusch, President
Alaina Anderson, CFA, Senior Vice President
Marcelo Assalin, CFA, Senior Vice President
Paul Birchenough, Senior Vice President
Daniel Crowe, CFA, Senior Vice President
Robert J. Duwa, CFA, Senior Vice President
Simon Fennell, Senior Vice President
Matthew Fleming, CFA, Senior Vice President
James S.  Golan, CFA, Senior Vice President
Todd M. McClone, CFA, Senior Vice President
Casey K. Preyss, CFA, Senior Vice President
David P. Ricci, CFA, Senior Vice President
Marco Ruijer, CFA, Senior Vice President
Hugo Scott-Gall, Senior Vice President
Ward D. Sexton, CFA, Senior Vice President
Andrew Siepker, CFA, Senior Vice President
Ian Smith, Senior Vice President
Mark C. Thompson, CFA, Senior Vice President
Vivian Lin Thurston, CFA, Senior Vice President
Dan Zelazny, Senior Vice President
Nicholas Zimmerman, CFA, Senior Vice President
Mark S.  Goodman, CFA, Vice President
Chandan Khanna, Vice President
Jared Lou, CFA, Vice President
Arun Sharma, Vice President
Daniel Carey, Chief Legal Officer and Assistant Secretary
E. Laura Simsic, Chief Compliance Officer
John M. Raczek, Treasurer
Andrew T.  Pfau, Secretary
David M. Cihak, Assistant Treasurer
Investment Adviser
William Blair Investment Management, LLC
Distributor
William Blair & Company, L.L.C.
Independent Registered Public Accounting Firm
Ernst & Young LLP
Transfer Agent
SS&C GIDS, Inc.
For customer assistance, call 1-800-635-2886
P.O. Box 219137
Kansas City, Missouri 64121-9137
June 30, 2026

Semi-Annual

William Blair Funds
U.S. EQUITY

Growth Fund

Large Cap Growth Fund

Mid Cap Value Fund

Small-Mid Cap Core Fund

Small-Mid Cap Growth Fund

Small-Mid Cap Value Fund

Small Cap Growth Fund

Small Cap Value Fund

GLOBAL EQUITY

Global Leaders Fund

INTERNATIONAL EQUITY

International Leaders Fund

International Growth Fund

Institutional International Growth Fund

International Small Cap Growth Fund

Emerging Markets Leaders Fund

Emerging Markets Growth Fund

Emerging Markets ex China Growth Fund

Emerging Markets Small Cap Growth Fund

China Growth Fund

EMERGING MARKETS DEBT

Emerging Markets Debt Fund

+1 800 742 7272
williamblairfunds.com
©William Blair & Company, L.L.C., distributor
150 North Riverside Plaza
Chicago, Illinois 60606
103188

Item 8.    Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.    Proxy Disclosures for Open-End Management Investment Companies.

A Special Meeting of Shareholders (the “Meeting”) of the William Blair Global Leaders Fund (the “Fund”) was held virtually on February 25, 2026 via a live webcast. At the Meeting, shareholders voted to approve a change in the Fund’s classification under the Investment Company Act of 1940, as amended, from a “diversified” fund to a “non-diversified” fund.

Number of Votes:
For:   951,994.115
Against:   84,924.519
Abstentions/Withheld:   35,781.672

Item 10.    Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Disclosure in response to this item is included under Item 7 of this Form N-CSR.

Item 11.    Statement Regarding Basis for Approval of Investment Advisory Contract.

Disclosure in response to this item is included under Item 7 of this Form N-CSR.

Item 12.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

Item 13.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

Item 14.    Purchase of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

Item 15.    Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the Registrant last provided disclosure in response to this item.

Item 16.    Controls and Procedures.

  The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3 (b) under the 1940 Act (17 CFR 270.30a-3(b) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended to date (17 CFR 240.13a-15(b) or 240.15d-15(b)).

  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

Item 18.    Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19.    Exhibits.

19. (a) (1) Not applicable.

19. (a) (2) Not applicable to this Registrant.

19. (a) (3) (1) Certification of Principal Executive Officer Required by Rule 30a-2(a) of the Investment Company Act of 1940 is filed as an exhibit hereto.

19. (a) (3) (2) Certification of Principal Financial Officer Required by Rule 30a-2(a) of the Investment Company Act of 1940 is filed as an exhibit hereto.

19. (a) (4) Not applicable.

19. (a) (5) Not applicable.

19. (b) Certifications of the Principal Executive Officer and Principal Financial Officer of the issuer as required by Rule 30a-2(b) of the Investment Company Act of 1940 are filed as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

William Blair Funds

/s/ Lisa Rusch
By:	Lisa Rusch President (Principal Executive Officer)

Date:	August 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Lisa Rusch
Lisa Rusch President (Principal Executive Officer)

Date:	August 27, 2026
/s/ John M. Raczek
By:	John M. Raczek Treasurer (Principal Financial Officer)

Date:	August 27, 2026